UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09319

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—October 31, 2023

Item 1: Reports to Shareholders

Annual Report  |  October 31, 2023
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, the four Vanguard LifeStrategy Funds posted returns ranging from 2.52% for the LifeStrategy Income Fund to 8.03% for the LifeStrategy Growth Fund. Each fund’s return slightly lagged that of its composite benchmark.
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	As a fund of funds, each LifeStrategy Fund provides a broadly diversified portfolio in a single fund. Each fund has a different fixed allocation to four underlying U.S. and international stock and bond index funds.
•	The underlying fund representing U.S. stocks posted a return of about 8%; the underlying fund representing U.S. bonds posted about 0%. The underlying fund representing international stocks returned about 12%, while the underlying fund representing international bonds—which includes the effect of currency hedging—returned about 2%.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$957.70	$0.54
LifeStrategy Conservative Growth Fund	$1,000.00	$963.70	$0.59
LifeStrategy Moderate Growth Fund	$1,000.00	$968.90	$0.65
LifeStrategy Growth Fund	$1,000.00	$973.80	$0.70
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.65	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.60	$0.61
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.55	$0.66
LifeStrategy Growth Fund	$1,000.00	$1,024.50	$0.71
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

LifeStrategy Income Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Income Fund	2.52%	1.58%	2.46%	$12,754
Income Composite Index	2.86	1.87	2.69	13,046
Bloomberg U.S. Aggregate Bond Index	0.36	-0.06	0.88	10,921
Income Composite Index: Weighted 56% Bloomberg U.S. Aggregate Float Adjusted Index, 24% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, 12% CRSP US Total Market Index, and 8% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 64% Bloomberg U.S. Aggregate Float Adjusted Index, 16% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index through June 30, 2015. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
4

LifeStrategy Income Fund
Underlying Vanguard Funds
As of October 31, 2023
Vanguard Total Bond Market II Index Fund Investor Shares	56.0%
Vanguard Total International Bond II Index Fund Investor Shares	24.5
Vanguard Total Stock Market Index Fund Investor Shares	11.6
Vanguard Total International Stock Index Fund Investor Shares	7.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
5

LifeStrategy Income Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (11.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,580,292	461,098
International Stock Fund (7.9%)
	Vanguard Total International Stock Index Fund Investor Shares	19,010,701	315,007
U.S. Bond Fund (55.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	250,838,510	2,232,463
International Bond Fund (24.3%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	112,947,999	975,871
Total Investment Companies (Cost $4,070,117)			3,984,439
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 5.420% (Cost $25,134)	251,441	25,141
Total Investments (100.0%) (Cost $4,095,251)			4,009,580
Other Assets and Liabilities—Net (0.0%)			984
Net Assets (100%)			4,010,564
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2023	110	11,679	(443)
E-mini S&P 500 Index	December 2023	74	15,585	(1,106)
				(1,549)

See accompanying Notes, which are an integral part of the Financial Statements.
6

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,095,251)	4,009,580
Cash Collateral Pledged—Futures Contracts	1,056
Receivables for Investment Securities Sold	3,208
Receivables for Accrued Income	8,343
Receivables for Capital Shares Issued	733
Variation Margin Receivable—Futures Contracts	93
Total Assets	4,023,013
Liabilities
Payables for Investment Securities Purchased	8,343
Payables for Capital Shares Redeemed	4,106
Total Liabilities	12,449
Net Assets	4,010,564
At October 31, 2023, net assets consisted of:

Paid-in Capital	4,140,021
Total Distributable Earnings (Loss)	(129,457)
Net Assets	4,010,564

Net Assets
Applicable to 284,560,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,010,564
Net Asset Value Per Share	$14.09
See accompanying Notes, which are an integral part of the Financial Statements.
7

LifeStrategy Income Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	110,240
Net Investment Income—Note B	110,240
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	35,073
Futures Contracts	(544)
Realized Net Gain (Loss)	34,529
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(17,961)
Futures Contracts	2,144
Change in Unrealized Appreciation (Depreciation)	(15,817)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,952
See accompanying Notes, which are an integral part of the Financial Statements.
8

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	110,240	124,952
Realized Net Gain (Loss)	34,529	(85,756)
Change in Unrealized Appreciation (Depreciation)	(15,817)	(938,195)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,952	(898,999)
Distributions
Total Distributions	(108,175)	(235,026)
Capital Share Transactions
Issued	420,400	761,305
Issued in Lieu of Cash Distributions	98,550	213,820
Redeemed	(1,008,015)	(1,460,330)
Net Increase (Decrease) from Capital Share Transactions	(489,065)	(485,205)
Total Increase (Decrease)	(468,288)	(1,619,230)
Net Assets
Beginning of Period	4,478,852	6,098,082
End of Period	4,010,564	4,478,852
See accompanying Notes, which are an integral part of the Financial Statements.
9

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.09	$17.40	$16.73	$16.24	$15.08
Investment Operations
Net Investment Income[1]	.366	.368	.261	.393	.425
Capital Gain Distributions Received[1]	.000[2]	.046	.092	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(.004)	(3.042)	.656	.501	1.284
Total from Investment Operations	.362	(2.628)	1.009	.894	1.709
Distributions
Dividends from Net Investment Income	(.362)	(.365)	(.264)	(.401)	(.435)
Distributions from Realized Capital Gains	—	(.317)	(.075)	(.003)	(.114)
Total Distributions	(.362)	(.682)	(.339)	(.404)	(.549)
Net Asset Value, End of Period	$14.09	$14.09	$17.40	$16.73	$16.24
Total Return[3]	2.52%	-15.59%	6.06%	5.60%	11.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,011	$4,479	$6,098	$5,603	$4,714
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.34%	1.51%	2.39%	2.72%
Portfolio Turnover Rate	4%	26%	7%	17%	6%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
10

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11

LifeStrategy Income Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
12

LifeStrategy Income Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,972
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(136,721)
Capital Loss Carryforwards	(3,708)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(129,457)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	108,175	136,812
Long-Term Capital Gains	—	98,214
Total	108,175	235,026
*	Includes short-term capital gains, if any.
13

LifeStrategy Income Fund
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,146,301
Gross Unrealized Appreciation	357,490
Gross Unrealized Depreciation	(494,211)
Net Unrealized Appreciation (Depreciation)	(136,721)
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2023 Shares (000)	2022 Shares (000)
Issued	28,658	47,495
Issued in Lieu of Cash Distributions	6,794	13,145
Redeemed	(68,841)	(93,141)
Net Increase (Decrease) in Shares Outstanding	(33,389)	(32,501)
14

LifeStrategy Income Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	62,315	NA1	NA1	5	(1)	2,075	—	25,141
Vanguard Total Bond Market II Index Fund	2,455,374	101,847	267,739	(38,998)	(18,021)	73,393	—	2,232,463
Vanguard Total International Bond II Index Fund	1,090,712	16,863	133,226	(3,168)	4,690	16,863	—	975,871
Vanguard Total International Stock Index Fund	355,976	16,629	93,334	7,384	28,352	10,410	—	315,007
Vanguard Total Stock Market Index Fund	514,887	29,061	119,719	69,850	(32,981)	7,499	—	461,098
Total	4,479,264	164,400	614,018	35,073	(17,961)	110,240	—	4,009,580
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
15

LifeStrategy Conservative Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Conservative Growth Fund	4.43%	3.22%	3.85%	$14,588
Conservative Growth Composite Index	4.71	3.57	4.11	14,962
Dow Jones U.S. Total Stock Market Float Adjusted Index	8.39	10.10	10.43	26,967
Conservative Growth Composite Index: Weighted 42% Bloomberg U.S. Aggregate Float Adjusted Index, 24% CRSP US Total Market Index, 18% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 16% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 48% Bloomberg U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index through June 30, 2015. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
16

LifeStrategy Conservative Growth Fund
Underlying Vanguard Funds
As of October 31, 2023
Vanguard Total Bond Market II Index Fund Investor Shares	42.0%
Vanguard Total Stock Market Index Fund Investor Shares	23.7
Vanguard Total International Bond II Index Fund Investor Shares	18.4
Vanguard Total International Stock Index Fund Investor Shares	15.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
17

LifeStrategy Conservative Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (23.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	22,253,438	2,240,253
International Stock Fund (15.8%)
	Vanguard Total International Stock Index Fund Investor Shares	91,059,886	1,508,862
U.S. Bond Fund (41.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	446,784,789	3,976,385
International Bond Fund (18.3%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	201,748,746	1,743,110
Total Investment Companies (Cost $8,185,679)			9,468,610
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.420% (Cost $67,216)	672,412	67,235
Total Investments (100.0%) (Cost $8,252,895)			9,535,845
Other Assets and Liabilities—Net (0.0%)			1,671
Net Assets (100%)			9,537,516
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2023	311	33,019	(1,250)
E-mini S&P 500 Index	December 2023	184	38,753	(2,750)
				(4,000)

See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,252,895)	9,535,845
Cash Collateral Pledged—Futures Contracts	2,687
Receivables for Investment Securities Sold	1,560
Receivables for Accrued Income	14,962
Receivables for Capital Shares Issued	3,285
Variation Margin Receivable—Futures Contracts	229
Total Assets	9,558,568
Liabilities
Payables for Investment Securities Purchased	14,962
Payables for Capital Shares Redeemed	6,090
Total Liabilities	21,052
Net Assets	9,537,516
At October 31, 2023, net assets consisted of:

Paid-in Capital	8,093,587
Total Distributable Earnings (Loss)	1,443,929
Net Assets	9,537,516

Net Assets
Applicable to 499,429,539 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,537,516
Net Asset Value Per Share	$19.10
See accompanying Notes, which are an integral part of the Financial Statements.
19

LifeStrategy Conservative Growth Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	243,820
Net Investment Income—Note B	243,820
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	240,469
Futures Contracts	(981)
Realized Net Gain (Loss)	239,488
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(34,542)
Futures Contracts	3,422
Change in Unrealized Appreciation (Depreciation)	(31,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	452,188
See accompanying Notes, which are an integral part of the Financial Statements.
20

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	243,820	255,424
Realized Net Gain (Loss)	239,488	(547)
Change in Unrealized Appreciation (Depreciation)	(31,120)	(2,336,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	452,188	(2,081,601)
Distributions
Total Distributions	(311,559)	(527,977)
Capital Share Transactions
Issued	869,660	1,390,898
Issued in Lieu of Cash Distributions	287,266	488,773
Redeemed	(1,659,489)	(2,116,235)
Net Increase (Decrease) from Capital Share Transactions	(502,563)	(236,564)
Total Increase (Decrease)	(361,934)	(2,846,142)
Net Assets
Beginning of Period	9,899,450	12,745,592
End of Period	9,537,516	9,899,450
See accompanying Notes, which are an integral part of the Financial Statements.
21

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.87	$23.66	$21.49	$20.79	$19.29
Investment Operations
Net Investment Income[1]	.476	.472	.360	.488	.521
Capital Gain Distributions Received[1]	.000[2]	.044	.089	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.363	(4.327)	2.435	.715	1.715
Total from Investment Operations	.839	(3.811)	2.884	1.203	2.236
Distributions
Dividends from Net Investment Income	(.468)	(.471)	(.362)	(.494)	(.531)
Distributions from Realized Capital Gains	(.141)	(.508)	(.352)	(.009)	(.205)
Total Distributions	(.609)	(.979)	(.714)	(.503)	(.736)
Net Asset Value, End of Period	$19.10	$18.87	$23.66	$21.49	$20.79
Total Return[3]	4.43%	-16.67%	13.57%	5.89%	11.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,538	$9,899	$12,746	$10,790	$10,473
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.23%	1.55%	2.32%	2.61%
Portfolio Turnover Rate	4%	21%	5%	23%	9%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
22

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
23

LifeStrategy Conservative Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
24

LifeStrategy Conservative Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,100
Total Distributable Earnings (Loss)	(7,100)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	20,924
Undistributed Long-Term Gains	227,674
Net Unrealized Gains (Losses)	1,195,331
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,443,929
25

LifeStrategy Conservative Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	238,847	269,724
Long-Term Capital Gains	72,712	258,253
Total	311,559	527,977
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,340,514
Gross Unrealized Appreciation	2,073,306
Gross Unrealized Depreciation	(877,975)
Net Unrealized Appreciation (Depreciation)	1,195,331
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2023 Shares (000)	2022 Shares (000)
Issued	43,876	64,014
Issued in Lieu of Cash Distributions	14,811	22,157
Redeemed	(83,907)	(100,129)
Net Increase (Decrease) in Shares Outstanding	(25,220)	(13,958)
26

LifeStrategy Conservative Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	124,294	NA1	NA1	3	5	4,845	—	67,235
Vanguard Total Bond Market II Index Fund	4,030,846	233,613	177,266	(22,611)	(88,197)	125,365	—	3,976,385
Vanguard Total International Bond II Index Fund	1,804,357	29,165	90,582	(2,468)	2,638	29,166	—	1,743,110
Vanguard Total International Stock Index Fund	1,537,886	48,536	224,801	(6,532)	153,773	48,428	—	1,508,862
Vanguard Total Stock Market Index Fund	2,401,680	65,333	396,076	272,077	(102,761)	36,016	—	2,240,253
Total	9,899,063	376,647	888,725	240,469	(34,542)	243,820	—	9,535,845
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
27

LifeStrategy Moderate Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Moderate Growth Fund	6.26%	4.72%	5.14%	$16,506
Moderate Growth Composite Index	6.54	5.16	5.45	16,999
Dow Jones U.S. Total Stock Market Float Adjusted Index	8.39	10.10	10.43	26,967
Moderate Growth Composite Index: Weighted 36% CRSP US Total Market Index, 28% Bloomberg U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, and 12% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 32% Bloomberg U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
28

LifeStrategy Moderate Growth Fund
Underlying Vanguard Funds
As of October 31, 2023
Vanguard Total Stock Market Index Fund Investor Shares	35.9%
Vanguard Total Bond Market II Index Fund Investor Shares	27.7
Vanguard Total International Stock Index Fund Investor Shares	24.0
Vanguard Total International Bond II Index Fund Investor Shares	12.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
29

LifeStrategy Moderate Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (35.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	66,347,614	6,679,214
International Stock Fund (23.9%)
	Vanguard Total International Stock Index Fund Investor Shares	270,365,466	4,479,956
U.S. Bond Fund (27.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	578,700,673	5,150,436
International Bond Fund (12.3%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	266,760,607	2,304,812
Total Investment Companies (Cost $13,640,830)			18,614,418
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.420% (Cost $131,448)	1,314,902	131,477
Total Investments (100.0%) (Cost $13,772,278)			18,745,895
Other Assets and Liabilities—Net (0.0%)			3,120
Net Assets (100%)			18,749,015
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2023	611	64,871	(2,414)
E-mini S&P 500 Index	December 2023	347	73,083	(5,186)
				(7,600)

See accompanying Notes, which are an integral part of the Financial Statements.
30

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,772,278)	18,745,895
Cash Collateral Pledged—Futures Contracts	5,113
Receivables for Investment Securities Sold	3,524
Receivables for Accrued Income	19,763
Receivables for Capital Shares Issued	4,457
Variation Margin Receivable—Futures Contracts	431
Total Assets	18,779,183
Liabilities
Payables for Investment Securities Purchased	19,763
Payables for Capital Shares Redeemed	10,405
Total Liabilities	30,168
Net Assets	18,749,015
At October 31, 2023, net assets consisted of:

Paid-in Capital	13,487,553
Total Distributable Earnings (Loss)	5,261,462
Net Assets	18,749,015

Net Assets
Applicable to 668,687,993 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,749,015
Net Asset Value Per Share	$28.04
See accompanying Notes, which are an integral part of the Financial Statements.
31

LifeStrategy Moderate Growth Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	441,638
Net Investment Income—Note B	441,638
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold	282,357
Futures Contracts	(7,799)
Realized Net Gain (Loss)	274,559
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	368,998
Futures Contracts	6,156
Change in Unrealized Appreciation (Depreciation)	375,154
Net Increase (Decrease) in Net Assets Resulting from Operations	1,091,351
See accompanying Notes, which are an integral part of the Financial Statements.
32

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	441,638	436,334
Realized Net Gain (Loss)	274,559	15,875
Change in Unrealized Appreciation (Depreciation)	375,154	(4,383,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,091,351	(3,931,524)
Distributions
Total Distributions	(513,788)	(853,151)
Capital Share Transactions
Issued	1,649,703	2,274,859
Issued in Connection with Acquisition of Vanguard Managed Allocation Fund—Note F	1,071,642	—
Issued in Lieu of Cash Distributions	478,648	803,562
Redeemed	(2,746,691)	(2,870,120)
Net Increase (Decrease) from Capital Share Transactions	453,302	208,301
Total Increase (Decrease)	1,030,865	(4,576,374)
Net Assets
Beginning of Period	17,718,150	22,294,524
End of Period	18,749,015	17,718,150
See accompanying Notes, which are an integral part of the Financial Statements.
33

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$27.13	$34.35	$29.27	$28.29	$26.26
Investment Operations
Net Investment Income[1]	.668	.660	.528	.633	.673
Capital Gain Distributions Received[1]	.000[2]	.041	.082	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.025	(6.612)	5.561	1.012	2.403
Total from Investment Operations	1.693	(5.911)	6.171	1.645	3.076
Distributions
Dividends from Net Investment Income	(.627)	(.655)	(.537)	(.647)	(.684)
Distributions from Realized Capital Gains	(.156)	(.654)	(.554)	(.018)	(.362)
Total Distributions	(.783)	(1.309)	(1.091)	(.665)	(1.046)
Net Asset Value, End of Period	$28.04	$27.13	$34.35	$29.27	$28.29
Total Return[3]	6.26%	-17.80%	21.38%	5.89%	12.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,749	$17,718	$22,295	$17,658	$17,282
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.17%	1.60%	2.23%	2.50%
Portfolio Turnover Rate	5%	15%	5%	21%	9%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
34

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
35

LifeStrategy Moderate Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
36

LifeStrategy Moderate Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,461
Total Distributable Earnings (Loss)	(7,461)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	137,687
Undistributed Long-Term Gains	267,719
Net Unrealized Gains (Losses)	4,856,056
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	5,261,462
37

LifeStrategy Moderate Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	413,296	460,390
Long-Term Capital Gains	100,492	392,761
Total	513,788	853,151
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,889,839
Gross Unrealized Appreciation	5,993,067
Gross Unrealized Depreciation	(1,137,011)
Net Unrealized Appreciation (Depreciation)	4,856,056
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2023 Shares (000)	2022 Shares (000)
Issued	57,191	73,381
Issued in Connection with Acquisition of Vanguard Managed Allocation Fund—Note F	36,763	—
Issued in Lieu of Cash Distributions	17,062	24,842
Redeemed	(95,326)	(94,248)
Net Increase (Decrease) in Shares Outstanding	15,690	3,975
F.  On May 19, 2023, the fund acquired all the net assets of Vanguard Managed Allocation Fund pursuant to a plan of reorganization approved by the funds' board of trustees in February 2023. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 36,763,000 shares of the fund for 68,695,000 shares of the Vanguard Managed Allocation Fund. Vanguard Managed Allocation Fund's net assets of $1,071,642,000 including $153,596,000 of unrealized appreciation, were combined with the fund's net assets of $18,749,286,000, resulting in combined net assets of $19,820,928,000.
38

LifeStrategy Moderate Growth Fund
Assuming that the acquisition had been completed on November 1, 2022, the beginning of the fund's reporting period, the fund’s pro forma results of operations for the year ended October 31, 2023, would be:
Amount ($000)
Net Investment Income	448,305
Realized Net Gain (Loss)	341,580
Change in Unrealized Appreciation (Depreciation)	347,705
Net Increase (Decrease) in Net Assets Resulting from Operations	1,137,590
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Managed Allocation Fund that have been included in the fund's Statement of Operations since May 19, 2023.
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	227,644	NA1	NA1	(2)	21	9,596	1	131,477
Vanguard Total Bond Market II Index Fund	4,750,767	668,921	94,372	(11,359)	(163,521)	155,102	—	5,150,436
Vanguard Total International Bond II Index Fund	2,120,994	194,745	7,526	(106)	(3,295)	36,061	—	2,304,812
Vanguard Total International Stock Index Fund	4,136,133	346,664	405,763	(57,718)	460,640	137,765	—	4,479,956
Vanguard Total Stock Market Index Fund	6,478,798	391,200	771,075	351,542	228,749	103,114	—	6,679,214
Total	17,714,336	1,601,530[2]	1,278,736	282,357	522,594[2]	441,638	1	18,745,895
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Includes securities of $734,694,000 and unrealized appreciation of $153,596,000 related to the acquisition of the Vanguard Managed Allocation Fund. See Note F.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
39

LifeStrategy Moderate Growth Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
40

LifeStrategy Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Growth Fund	8.03%	6.18%	6.37%	$18,544
Growth Composite Index	8.32	6.63	6.70	19,131
Dow Jones U.S. Total Stock Market Float Adjusted Index	8.39	10.10	10.43	26,967
Growth Composite Index: Weighted 48% CRSP US Total Market Index, 32% FTSE Global All Cap ex US Index, 14% Bloomberg U.S. Aggregate Float Adjusted Index, and 6% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Bloomberg U.S. Aggregate Float Adjusted Index, and 4% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
41

LifeStrategy Growth Fund
Underlying Vanguard Funds
As of October 31, 2023
Vanguard Total Stock Market Index Fund Investor Shares	48.9%
Vanguard Total International Stock Index Fund Investor Shares	31.8
Vanguard Total Bond Market II Index Fund Investor Shares	13.3
Vanguard Total International Bond II Index Fund Investor Shares	6.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
42

LifeStrategy Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.8%)
U.S. Stock Fund (48.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	86,647,055	8,722,759
International Stock Fund (31.4%)
	Vanguard Total International Stock Index Fund Investor Shares	341,525,569	5,659,078
U.S. Bond Fund (13.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	266,570,905	2,372,481
International Bond Fund (5.9%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	123,237,851	1,064,775
Total Investment Companies (Cost $10,863,121)			17,819,093
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 5.420% (Cost $212,227)	2,122,827	212,261
Total Investments (100.0%) (Cost $11,075,348)			18,031,354
Other Assets and Liabilities—Net (0.0%)			6,177
Net Assets (100%)			18,037,531
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2023	1,412	149,915	(5,702)
E-mini S&P 500 Index	December 2023	326	68,659	(4,872)
				(10,574)

See accompanying Notes, which are an integral part of the Financial Statements.
43

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,075,348)	18,031,354
Cash Collateral Pledged—Futures Contracts	6,477
Receivables for Investment Securities Sold	5,782
Receivables for Accrued Income	9,679
Receivables for Capital Shares Issued	11,212
Variation Margin Receivable—Futures Contracts	366
Total Assets	18,064,870
Liabilities
Payables for Investment Securities Purchased	9,679
Payables for Capital Shares Redeemed	17,660
Total Liabilities	27,339
Net Assets	18,037,531
At October 31, 2023, net assets consisted of:

Paid-in Capital	10,929,471
Total Distributable Earnings (Loss)	7,108,060
Net Assets	18,037,531

Net Assets
Applicable to 483,223,965 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,037,531
Net Asset Value Per Share	$37.33
See accompanying Notes, which are an integral part of the Financial Statements.
44

LifeStrategy Growth Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	410,286
Net Investment Income—Note B	410,286
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold	118,108
Futures Contracts	(8,259)
Realized Net Gain (Loss)	109,850
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	868,557
Futures Contracts	2,563
Change in Unrealized Appreciation (Depreciation)	871,120
Net Increase (Decrease) in Net Assets Resulting from Operations	1,391,256
See accompanying Notes, which are an integral part of the Financial Statements.
45

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	410,286	411,472
Realized Net Gain (Loss)	109,850	(15,530)
Change in Unrealized Appreciation (Depreciation)	871,120	(4,460,560)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,391,256	(4,064,618)
Distributions
Total Distributions	(417,946)	(760,951)
Capital Share Transactions
Issued	1,640,645	2,265,945
Issued in Lieu of Cash Distributions	394,381	721,005
Redeemed	(2,248,485)	(2,332,651)
Net Increase (Decrease) from Capital Share Transactions	(213,459)	654,299
Total Increase (Decrease)	759,851	(4,171,270)
Net Assets
Beginning of Period	17,277,680	21,448,950
End of Period	18,037,531	17,277,680
See accompanying Notes, which are an integral part of the Financial Statements.
46

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$35.36	$45.26	$36.15	$34.92	$32.44
Investment Operations
Net Investment Income[1]	.843	.845	.705	.740	.789
Capital Gain Distributions Received[1]	.000[2]	.026	.051	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.990	(9.175)	9.813	1.246	3.029
Total from Investment Operations	2.833	(8.304)	10.569	1.986	3.818
Distributions
Dividends from Net Investment Income	(.820)	(.851)	(.709)	(.749)	(.798)
Distributions from Realized Capital Gains	(.043)	(.745)	(.750)	(.007)	(.540)
Total Distributions	(.863)	(1.596)	(1.459)	(.756)	(1.338)
Net Asset Value, End of Period	$37.33	$35.36	$45.26	$36.15	$34.92
Total Return[3]	8.03%	-18.92%	29.69%	5.74%	12.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,038	$17,278	$21,449	$16,125	$15,906
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.12%	1.65%	2.12%	2.38%
Portfolio Turnover Rate	3%	8%	4%	13%	6%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
47

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
48

LifeStrategy Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
49

LifeStrategy Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,805
Total Distributable Earnings (Loss)	(1,805)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	107,290
Undistributed Long-Term Gains	125,726
Net Unrealized Gains (Losses)	6,875,044
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	7,108,060
50

LifeStrategy Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	397,014	420,504
Long-Term Capital Gains	20,932	340,447
Total	417,946	760,951
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,156,310
Gross Unrealized Appreciation	7,519,894
Gross Unrealized Depreciation	(644,850)
Net Unrealized Appreciation (Depreciation)	6,875,044
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2023 Shares (000)	2022 Shares (000)
Issued	42,873	55,988
Issued in Lieu of Cash Distributions	10,602	16,959
Redeemed	(58,826)	(58,280)
Net Increase (Decrease) in Shares Outstanding	(5,351)	14,667
51

LifeStrategy Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	217,515	NA1	NA1	(8)	27	10,221	1	212,261
Vanguard Total Bond Market II Index Fund	2,271,348	171,913	2,288	(473)	(68,019)	72,388	—	2,372,481
Vanguard Total International Bond II Index Fund	1,030,579	34,552	—	—	(356)	17,003	—	1,064,775
Vanguard Total International Stock Index Fund	5,296,335	176,034	296,138	(55,628)	538,475	176,361	—	5,659,078
Vanguard Total Stock Market Index Fund	8,454,825	135,399	440,112	174,217	398,430	134,313	—	8,722,759
Total	17,270,602	517,898	738,538	118,108	868,557	410,286	1	18,031,354
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
52

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (four of the funds constituting Vanguard STAR Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
53

Tax information (unaudited) for Vanguard LifeStrategy Funds
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
LifeStrategy Income Fund	6.1%
LifeStrategy Conservative Growth Fund	13.1
LifeStrategy Moderate Growth Fund	20.3
LifeStrategy Growth Fund	28.3
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
LifeStrategy Income Fund	20,050
LifeStrategy Conservative Growth Fund	85,699
LifeStrategy Moderate Growth Fund	213,030
LifeStrategy Growth Fund	263,299
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
LifeStrategy Income Fund	25,387
LifeStrategy Conservative Growth Fund	43,817
LifeStrategy Moderate Growth Fund	55,447
LifeStrategy Growth Fund	27,930
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund and LifeStrategy Growth Fund are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
LifeStrategy Income Fund	—
LifeStrategy Conservative Growth Fund	79,739
LifeStrategy Moderate Growth Fund	106,196
LifeStrategy Growth Fund	22,657
54

The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
LifeStrategy Income Fund	80.9%
LifeStrategy Conservative Growth Fund	62.7
LifeStrategy Moderate Growth Fund	45.2
LifeStrategy Growth Fund	23.2
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
LifeStrategy Income Fund	27,878	1,148
LifeStrategy Conservative Growth Fund	81,059	4,575
LifeStrategy Moderate Growth Fund	184,389	12,288
LifeStrategy Growth Fund	207,556	15,260
55

"Bloomberg®," Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Aggregate Float Adjusted Index, and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (the Indices) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The LifeStrategy Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the LifeStrategy Funds or any member of the public regarding the advisability of investing in securities generally or in the LifeStrategy Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the LifeStrategy Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the LifeStrategy Funds into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the LifeStrategy Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the LifeStrategy Funds’ customers, in connection with the administration, marketing or trading of the LifeStrategy Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE LIFESTRATEGY FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE LIFESTRATEGY FUNDS OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
56

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q880 122023

Annual Report  |  October 31, 2023
Vanguard STAR® Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard STAR Fund returned 6.24%, trailing the 6.87% return of its composite benchmark.
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	As a fund of funds, the STAR Fund reflects the results of 10 underlying actively managed Vanguard funds invested in U.S. stocks, non-U.S. stocks, and U.S. bonds. Of those, stock funds made up about 62% of fund assets.
•	The 12-month returns for the five underlying U.S. stock funds ranged from about –2% for Vanguard Explorer Fund to about 15% for Vanguard U.S. Growth Fund. For the two non-U.S. stock funds, Vanguard International Growth Fund returned about 7% and Vanguard International Value Fund returned about 14%. Among the three U.S. bond funds, returns ranged from about –1% for Vanguard Long-Term Investment-Grade Fund to 4% for Vanguard Short-Term Investment Grade Fund.
•	For the 10 years ended October 31, 2023, the STAR Fund’s average annual return was 6.10%, outperforming the 5.92% return of its composite index.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2023
STAR Fund	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$959.60	$1.53
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.58
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

STAR Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
STAR Fund	6.24%	5.80%	6.10%	$18,078
STAR Composite Index	6.87	5.94	5.92	17,780
Dow Jones U.S. Total Stock Market Float Adjusted Index	8.39	10.10	10.43	26,967
STAR Composite Index: 43.75% MSCI US Broad Market Index, 25% Bloomberg U.S. Aggregate Bond Index, 12.5% Bloomberg U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA. MSCI international benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
4

STAR Fund
Underlying Vanguard Funds
As of October 31, 2023
Vanguard WindsorTM II Fund Investor Shares	14.3%
Vanguard Short-Term Investment-Grade Fund Investor Shares	13.1
Vanguard GNMA Fund Investor Shares	12.6
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.0
Vanguard U.S. Growth Fund Investor Shares	12.0
Vanguard International Value Fund Investor Shares	9.5
Vanguard International Growth Fund Investor Shares	8.9
Vanguard Windsor Fund Investor Shares	7.9
Vanguard PRIMECAP Fund Investor Shares	6.0
Vanguard ExplorerTM Fund Investor Shares	3.7
The table reflects the fund's investments, except for short-term investments.
5

STAR Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.9%)
Vanguard Windsor II Fund Investor Shares	75,315,604	2,954,631
Vanguard U.S. Growth Fund Investor Shares	51,959,671	2,473,800
Vanguard Windsor Fund Investor Shares	80,346,735	1,624,611
Vanguard PRIMECAP Fund Investor Shares	8,836,108	1,250,751
Vanguard Explorer Fund Investor Shares	8,346,309	772,868
		9,076,661
International Stock Funds (18.4%)
Vanguard International Value Fund Investor Shares	53,565,319	1,959,955
Vanguard International Growth Fund Investor Shares	66,397,984	1,845,864
		3,805,819
U.S. Bond Funds (37.7%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	273,488,866	2,704,805
Vanguard GNMA Fund Investor Shares	303,282,613	2,611,263
Vanguard Long-Term Investment-Grade Fund Investor Shares	357,868,740	2,483,609
		7,799,677
Total Investment Companies (Cost $15,660,024)		20,682,157
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.420% (Cost $991)	9,907	991
Total Investments (100.0%) (Cost $15,661,015)		20,683,148
Other Assets and Liabilities—Net (0.0%)		(999)
Net Assets (100%)		20,682,149
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
6

STAR Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $15,661,015)	20,683,148
Receivables for Investment Securities Sold	4,001
Receivables for Accrued Income	26,924
Receivables for Capital Shares Issued	1,886
Total Assets	20,715,959
Liabilities
Payables for Investment Securities Purchased	26,928
Payables for Capital Shares Redeemed	6,882
Total Liabilities	33,810
Net Assets	20,682,149
At October 31, 2023, net assets consisted of:

Paid-in Capital	14,965,256
Total Distributable Earnings (Loss)	5,716,893
Net Assets	20,682,149

Net Assets
Applicable to 838,035,648 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,682,149
Net Asset Value Per Share	$24.68
See accompanying Notes, which are an integral part of the Financial Statements.
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STAR Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	479,888
Net Investment Income—Note B	479,888
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	611,199
Affiliated Funds Sold	50,868
Realized Net Gain (Loss)	662,067
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	199,539
Net Increase (Decrease) in Net Assets Resulting from Operations	1,341,494
See accompanying Notes, which are an integral part of the Financial Statements.
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STAR Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	479,888	397,795
Realized Net Gain (Loss)	662,067	1,628,065
Change in Unrealized Appreciation (Depreciation)	199,539	(7,912,481)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,341,494	(5,886,621)
Distributions
Total Distributions	(1,696,712)	(1,815,415)
Capital Share Transactions
Issued	791,674	1,106,088
Issued in Lieu of Cash Distributions	1,598,030	1,711,923
Redeemed	(2,356,237)	(3,104,390)
Net Increase (Decrease) from Capital Share Transactions	33,467	(286,379)
Total Increase (Decrease)	(321,751)	(7,988,415)
Net Assets
Beginning of Period	21,003,900	28,992,315
End of Period	20,682,149	21,003,900
See accompanying Notes, which are an integral part of the Financial Statements.
9

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.23	$34.17	$29.01	$27.51	$26.10
Investment Operations
Net Investment Income[1]	.563	.464	.395	.515	.576
Capital Gain Distributions Received[1]	.717	1.827	.960	.797	1.177
Net Realized and Unrealized Gain (Loss) on Investments	.233	(9.076)	5.846	1.816	1.310
Total from Investment Operations	1.513	(6.785)	7.201	3.128	3.063
Distributions
Dividends from Net Investment Income	(.551)	(.449)	(.405)	(.544)	(.613)
Distributions from Realized Capital Gains	(1.512)	(1.706)	(1.636)	(1.084)	(1.040)
Total Distributions	(2.063)	(2.155)	(2.041)	(1.628)	(1.653)
Net Asset Value, End of Period	$24.68	$25.23	$34.17	$29.01	$27.51
Total Return[2]	6.24%	-21.07%	25.52%	11.75%	12.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,682	$21,004	$28,992	$23,531	$22,225
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.18%	1.61%	1.21%	1.87%	2.20%
Portfolio Turnover Rate	6%	12%	9%	26%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
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STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
11

STAR Fund
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	49,490
Total Distributable Earnings (Loss)	(49,490)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
12

STAR Fund
The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	143,761
Undistributed Long-Term Gains	593,351
Net Unrealized Gains (Losses)	4,979,781
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	5,716,893
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	459,647	771,885
Long-Term Capital Gains	1,237,065	1,043,530
Total	1,696,712	1,815,415
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,703,367
Gross Unrealized Appreciation	6,738,277
Gross Unrealized Depreciation	(1,758,496)
Net Unrealized Appreciation (Depreciation)	4,979,781
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2023 Shares (000)	2022 Shares (000)
Issued	30,691	37,095
Issued in Lieu of Cash Distributions	66,179	54,502
Redeemed	(91,397)	(107,465)
Net Increase (Decrease) in Shares Outstanding	5,473	(15,868)
13

STAR Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2023 Market Value ($000)
Vanguard Explorer Fund	828,482	39,491	40,169	(7,500)	(47,436)	2,991	36,501	772,868
Vanguard GNMA Fund	2,617,128	173,829	71,519	(6,281)	(101,894)	87,807	—	2,611,263
Vanguard International Growth Fund	1,781,904	127,052	80,969	(30,216)	48,093	25,268	101,785	1,845,864
Vanguard International Value Fund	2,051,246	56,886	377,288	45,338	183,773	56,885	—	1,959,955
Vanguard Long-Term Investment-Grade Fund	2,433,880	234,000	32,277	(5,171)	(146,823)	125,442	—	2,483,609
Vanguard Market Liquidity Fund	—	NA1	NA1	1	—	39	—	991
Vanguard PRIMECAP Fund	1,349,560	120,165	285,724	67,261	(511)	14,963	105,200	1,250,751
Vanguard Short-Term Investment-Grade Fund	2,630,563	140,418	91,711	(5,460)	30,995	79,555	—	2,704,805
Vanguard U.S. Growth Fund	2,523,851	8,744	452,911	(72,026)	466,142	8,744	—	2,473,800
Vanguard Windsor Fund	1,718,646	232,499	148,049	18,210	(196,695)	27,583	204,917	1,624,611
Vanguard Windsor II Fund	3,072,970	213,406	342,352	46,712	(36,105)	50,611	162,796	2,954,631
Total	21,008,230	1,346,490	1,922,969	50,868	199,539	479,888	611,199	20,683,148
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
14

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard STAR Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard STAR Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
15

Tax information (unaudited)
For corporate shareholders, 17.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $189,203,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $12,679,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,283,383,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 61.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $89,273,000 and foreign taxes paid of $7,121,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
16

"Bloomberg®," and Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. 1–5 Year Credit Bond Index (the Indices), are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The STAR Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the STAR Fund or any member of the public regarding the advisability of investing in securities generally or in the STAR Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the STAR Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the STAR Fund into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the STAR Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the STAR Fund’s customers, in connection with the administration, marketing or trading of the STAR Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE STAR FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE STAR FUND OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q560 122023

Annual Report  |  October 31, 2023
Vanguard Total International Stock Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, returns for Vanguard Total International Stock Index Fund ranged from 12.29% for Investor Shares to 12.46% for ETF Shares (based on net asset value).
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	European stocks, which represent more than a third of the fund’s benchmark index, contributed most to its return, particularly stocks of the United Kingdom and France.
•	All 11 of the fund’s market sectors performed well for the 12-month period. Financials, technology, consumer discretionary, and industrials contributed most to returns.
•	The fund regularly uses derivatives to hedge portfolio risks. Its holdings of forward currency contracts, futures, and swaps helped performance for the period. Returns for the fund differed from that of its benchmark in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.[1]
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1 See Note 1 in the Notes to Financial Statements.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$933.50	$0.83
ETF Shares	1,000.00	934.20	0.34
Admiral™ Shares	1,000.00	933.50	0.54
Institutional Shares	1,000.00	934.00	0.39
Institutional Plus Shares	1,000.00	934.10	0.34
Institutional Select Shares	1,000.00	934.10	0.24
Based on Hypothetical 5% Yearly Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.85	0.36
Institutional Select Shares	1,000.00	1,024.96	0.25
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.049% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total International Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund Investor Shares	12.29%	3.72%	2.81%	$13,193
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund ETF Shares Net Asset Value	12.46%	3.84%	2.90%	$13,312
Total International Stock Index Fund ETF Shares Market Price	12.69	3.95	2.92	13,334
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund Admiral Shares	12.35%	3.79%	2.87%	$13,276
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total International Stock Index Fund Institutional Shares	12.41%	3.82%	2.90%	$6,657,383
FTSE Global All Cap ex US Index	11.93	3.75	2.89	6,650,389

See Financial Highlights for dividend and capital gains information.

Total International Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Total International Stock Index Fund Institutional Plus Shares	12.43%	3.83%	2.92%	$133,344,810
FTSE Global All Cap ex US Index	11.93	3.75	2.89	133,007,770

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $5,000,000,000 Investment
Total International Stock Index Fund Institutional Select Shares	12.45%	3.86%	5.52%	$7,420,270,500
FTSE Global All Cap ex US Index	11.93	3.75	5.40	7,361,437,000
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
Total International Stock Index Fund ETF Shares Market Price	12.69%	21.37%	33.34%
Total International Stock Index Fund ETF Shares Net Asset Value	12.46	20.72	33.12
FTSE Global All Cap ex US Index	11.93	20.22	33.01
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Total International Stock Index Fund
Fund Allocation
As of October 31, 2023

Japan	16.1%
United Kingdom	9.8
China	7.9
Canada	7.0
France	6.7
Switzerland	5.7
India	5.1
Germany	4.9
Australia	4.9
Taiwan	4.6
South Korea	3.4
Netherlands	2.5
Sweden	2.0
Denmark	2.0
Italy	1.8
Brazil	1.6
Spain	1.6
Hong Kong	1.5
Saudi Arabia	1.1
Other	9.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Argentina (0.0%)
*	Ternium Argentina SA	390	1
Australia (4.8%)
	Commonwealth Bank of Australia	22,887,516	1,407,946
	BHP Group Ltd. (XASX)	41,217,522	1,166,764
	CSL Ltd.	6,536,759	966,081
	BHP Group Ltd.	27,076,249	769,907
	National Australia Bank Ltd.	42,580,383	762,796
	ANZ Group Holdings Ltd.	40,727,209	642,226
	Westpac Banking Corp.	47,339,767	621,656
	Macquarie Group Ltd.	4,927,242	506,471
	Wesfarmers Ltd.	15,362,566	494,273
	Woodside Energy Group Ltd. (XASX)	20,759,942	452,147
	Rio Tinto Ltd.	5,036,884	376,246
	Woolworths Group Ltd.	16,531,886	370,062
	Goodman Group	25,053,086	331,500
	Transurban Group	41,747,032	314,292
	Fortescue Metals Group Ltd.	21,564,226	306,769
	Aristocrat Leisure Ltd.	8,888,168	218,472
	QBE Insurance Group Ltd.	20,226,434	200,567
	Santos Ltd.	39,972,015	195,042
	Amcor plc	19,612,170	173,045
	Coles Group Ltd.	17,629,612	171,108
	Brambles Ltd.	18,883,154	157,594
*	James Hardie Industries plc	5,972,188	149,003
	Suncorp Group Ltd.	17,170,223	146,147
	Origin Energy Ltd.	23,295,332	135,133
	Cochlear Ltd.	870,853	133,479
	Telstra Group Ltd.	54,854,569	133,016
	South32 Ltd.	61,864,968	132,353
	Computershare Ltd.	8,123,068	128,198
	Insurance Australia Group Ltd.	33,247,616	119,942
*	Xero Ltd.	1,734,197	118,562
	Northern Star Resources Ltd.	15,268,924	111,811
	Sonic Healthcare Ltd.	6,074,665	111,234
	Scentre Group	70,361,082	109,003
	Woodside Energy Group Ltd.	4,892,708	106,631
	ASX Ltd.	2,623,075	93,716
[1]	Pilbara Minerals Ltd.	38,945,619	91,483
	APA Group	17,074,159	89,502
	Lottery Corp. Ltd.	30,158,710	87,055
	carsales.com Ltd.	4,884,237	86,096
	Mineral Resources Ltd.	2,318,935	85,470
	Medibank Pvt Ltd.	37,386,768	81,588
	WiseTech Global Ltd.	2,181,016	81,202
	Washington H Soul Pattinson & Co. Ltd.	3,620,326	77,127
[2]	Treasury Wine Estates Ltd.	9,818,830	75,646
	BlueScope Steel Ltd.	6,193,510	74,244
	Ramsay Health Care Ltd.	2,373,518	73,494
	Stockland	32,465,664	73,273
	Atlas Arteria Ltd.	19,692,842	66,574
	Ampol Ltd.	3,233,536	65,569
	REA Group Ltd.	683,979	62,792
	SEEK Ltd.	4,755,636	62,740
	Mirvac Group	53,531,007	62,110
	Dexus	14,610,773	60,345
	GPT Group	26,051,790	60,123
		Shares	Market Value• ($000)
	Endeavour Group Ltd.	18,516,515	58,169
	Orica Ltd.	6,166,335	57,618
*	Lynas Rare Earths Ltd.	12,671,285	57,000
	Vicinity Ltd.	51,278,982	55,542
	AGL Energy Ltd.	8,119,805	55,507
	Worley Ltd.	5,122,975	53,553
*	NEXTDC Ltd.	6,987,976	52,472
	Evolution Mining Ltd.	23,439,423	52,425
	Aurizon Holdings Ltd.	23,993,569	52,261
	IDP Education Ltd.	3,774,835	52,155
	IGO Ltd.	8,438,655	51,099
*	Allkem Ltd.	7,902,711	48,291
	Steadfast Group Ltd.	13,974,270	48,054
	Incitec Pivot Ltd.	26,219,327	45,771
	ALS Ltd.	6,559,346	44,891
	Whitehaven Coal Ltd.	9,497,684	44,737
	Cleanaway Waste Management Ltd.	30,532,667	43,495
	Bendigo & Adelaide Bank Ltd.	7,722,619	42,786
	JB Hi-Fi Ltd.	1,474,318	42,379
	Altium Ltd.	1,600,408	40,368
	Qube Holdings Ltd.	22,944,262	38,907
	Lendlease Corp. Ltd.	9,384,773	37,168
*	Qantas Airways Ltd.	11,473,070	35,944
	Charter Hall Group	6,430,789	35,626
	Technology One Ltd.	3,804,545	35,283
	Seven Group Holdings Ltd.	1,940,534	34,292
	Reece Ltd.	2,925,232	32,615
	Metcash Ltd.	13,138,104	30,767
	nib holdings Ltd.	6,568,809	30,273
[1]	Bank of Queensland Ltd.	8,904,467	28,936
	Orora Ltd.	18,247,604	28,596
	Champion Iron Ltd.	6,253,114	28,442
[1]	Domino's Pizza Enterprises Ltd.	847,718	27,474
	Pro Medicus Ltd.	574,334	27,357
[3]	Viva Energy Group Ltd.	14,882,620	26,799
	New Hope Corp. Ltd.	7,185,442	26,443
[1]	Breville Group Ltd.	1,950,880	26,440
	Iluka Resources Ltd.	5,723,825	26,431
	AMP Ltd.	38,234,505	25,475
[1]	Flight Centre Travel Group Ltd.	2,120,114	25,203
	Reliance Worldwide Corp. Ltd.	10,888,722	24,271
*,1	Liontown Resources Ltd.	23,389,238	24,042
*	Paladin Energy Ltd.	39,669,617	23,905
	Beach Energy Ltd.	24,038,661	23,677
	Ansell Ltd.	1,746,135	23,592
	CSR Ltd.	6,570,961	23,479
	Nine Entertainment Co. Holdings Ltd.	19,881,308	23,428
*	Sandfire Resources Ltd.	6,174,323	23,421
	Challenger Ltd.	6,059,603	22,594
	Downer EDI Ltd.	9,254,498	22,258
	National Storage REIT	17,198,208	21,927
	AUB Group Ltd.	1,261,823	21,670
	Eagers Automotive Ltd.	2,632,879	21,654
*	Webjet Ltd.	5,169,385	20,088
	Perseus Mining Ltd.	18,628,945	19,904
	Region RE Ltd.	15,883,916	19,861
[1]	ARB Corp. Ltd.	1,036,268	19,337
[1]	Harvey Norman Holdings Ltd.	8,123,557	18,989
	Perpetual Ltd.	1,532,481	18,735

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Super Retail Group Ltd.	2,193,879	18,460
	Deterra Royalties Ltd.	5,852,153	17,486
	Gold Road Resources Ltd.	14,681,939	17,452
	Charter Hall Long Wale REIT	9,040,469	17,368
	Sims Ltd.	2,165,423	17,261
*	Alumina Ltd.	34,166,253	16,978
	TPG Telecom Ltd.	5,067,196	16,715
	Corporate Travel Management Ltd.	1,547,086	16,371
	HomeCo Daily Needs REIT	23,981,109	16,354
	InvoCare Ltd.	2,007,013	16,152
	Premier Investments Ltd.	1,111,621	16,119
	Bapcor Ltd.	4,620,901	15,729
	Tabcorp Holdings Ltd.	31,204,078	15,397
	Ramelius Resources Ltd.	14,700,856	15,269
	HUB24 Ltd.	774,880	14,961
	Nufarm Ltd.	5,253,928	14,518
	Ventia Services Group Pty Ltd.	8,187,168	14,309
	BWP Trust	6,647,973	13,748
	GrainCorp Ltd. Class A	3,082,515	13,624
	Charter Hall Retail REIT	6,941,683	13,489
	Centuria Industrial REIT	7,431,892	13,451
*	Boral Ltd.	4,611,241	13,219
*	Bellevue Gold Ltd.	14,525,374	13,210
*,1	De Grey Mining Ltd.	17,507,884	13,159
	GUD Holdings Ltd.	1,927,653	13,109
[1]	Brickworks Ltd.	830,274	12,941
*	Telix Pharmaceuticals Ltd.	2,283,425	12,883
	Lifestyle Communities Ltd.	1,283,169	12,765
*	PEXA Group Ltd.	1,831,398	12,702
*	Boss Energy Ltd.	4,586,504	12,639
	Waypoint REIT Ltd.	9,355,348	12,635
	Ingenia Communities Group	5,057,009	12,587
*	Megaport Ltd.	2,041,965	12,488
*	Capricorn Metals Ltd.	4,170,648	12,409
*	Genesis Minerals Ltd.	13,452,011	12,367
	Costa Group Holdings Ltd.	6,019,010	11,872
*,3	Life360 Inc.	2,346,775	11,693
*,2	United Malt Group Ltd.	3,723,070	11,528
[1]	Insignia Financial Ltd.	8,751,507	11,510
	Nickel Industries Ltd.	24,031,726	11,441
*	Karoon Energy Ltd.	6,955,874	11,201
[3]	Coronado Global Resources Inc.	10,071,412	11,079
*	Star Entertainment Group Ltd.	31,559,892	10,661
	Monadelphous Group Ltd.	1,187,850	10,641
	IPH Ltd.	2,423,598	10,532
	Kelsian Group Ltd.	2,691,486	10,351
*	Regis Resources Ltd.	9,489,601	10,273
	EVT Ltd.	1,520,113	10,079
	Helia Group Ltd.	4,358,881	10,024
*	Neuren Pharmaceuticals Ltd.	1,451,677	9,902
	Johns Lyng Group Ltd.	2,505,597	9,754
	NRW Holdings Ltd.	5,921,573	9,459
*	Red 5 Ltd.	46,104,280	9,293
	Netwealth Group Ltd.	1,141,109	9,272
	Arena REIT	4,533,931	9,172
[1]	HMC Capital Ltd.	3,345,102	9,087
	McMillan Shakespeare Ltd.	807,424	8,605
	Data#3 Ltd.	1,993,890	8,595
	Codan Ltd.	1,672,386	8,295
	Collins Foods Ltd.	1,418,170	8,224
*	Healius Ltd.	7,065,174	8,142
	Lovisa Holdings Ltd.	734,213	8,125
*,1	Strike Energy Ltd.	32,540,202	8,081
*	Stanmore Resources Ltd.	3,300,897	7,999
	IRESS Ltd.	2,484,339	7,922
	Elders Ltd.	2,073,672	7,825
*	Silver Lake Resources Ltd.	11,602,741	7,632
		Shares	Market Value• ($000)
*	Perenti Ltd.	11,286,283	7,632
	Magellan Financial Group Ltd.	1,835,405	7,617
	Hansen Technologies Ltd.	2,293,873	7,575
*	Nanosonics Ltd.	3,169,618	7,565
*	Adbri Ltd.	5,991,104	7,527
*	SiteMinder Ltd.	2,854,722	7,401
	Domain Holdings Australia Ltd.	3,341,084	7,242
	GQG Partners Inc.	8,540,520	7,058
*,1	Audinate Group Ltd.	875,874	6,987
	Bega Cheese Ltd.	3,939,532	6,980
	Centuria Capital Group	9,491,201	6,944
[1]	Yancoal Australia Ltd.	2,260,063	6,940
*	Westgold Resources Ltd.	5,287,148	6,920
	Imdex Ltd.	6,582,400	6,904
	Charter Hall Social Infrastructure REIT	4,441,968	6,731
[1]	Pinnacle Investment Management Group Ltd.	1,326,042	6,572
	G8 Education Ltd.	10,747,519	6,495
*	Resolute Mining Ltd.	28,412,043	6,417
*,1	Macquarie Technology Group Ltd.	161,302	6,393
	SmartGroup Corp. Ltd.	1,169,077	6,392
	Estia Health Ltd.	3,265,356	6,331
*	West African Resources Ltd.	13,317,534	6,188
[1]	Credit Corp. Group Ltd.	798,001	6,157
*,1	Aussie Broadband Ltd.	2,464,517	6,140
	Inghams Group Ltd.	2,614,719	6,124
	Rural Funds Group	5,260,609	5,997
*,1	PolyNovo Ltd.	8,003,767	5,902
*	FleetPartners Group Ltd.	3,636,547	5,744
	Jumbo Interactive Ltd.	648,293	5,718
*,1	Core Lithium Ltd.	24,284,744	5,584
	Vulcan Steel Ltd.	1,209,211	5,495
*,1	Sayona Mining Ltd.	112,608,320	5,411
	Accent Group Ltd.	4,497,832	5,372
[1]	HealthCo REIT	6,055,631	5,290
*	Chalice Mining Ltd.	4,635,981	5,283
[1]	APM Human Services International Ltd.	3,965,570	5,272
	Platinum Asset Management Ltd.	7,364,776	5,267
*,1	Temple & Webster Group Ltd.	1,447,208	5,168
*	Silex Systems Ltd.	2,499,786	5,118
	Link Administration Holdings Ltd.	6,667,864	5,062
*,1	Weebit Nano Ltd.	2,398,720	5,060
	oOh!media Ltd.	6,090,147	5,053
	Hotel Property Investments Ltd.	3,065,882	4,980
*,1	Latin Resources Ltd.	31,185,685	4,913
	PWR Holdings Ltd.	774,421	4,826
[1]	Clinuvel Pharmaceuticals Ltd.	514,899	4,818
*	Abacus Storage King	7,547,014	4,773
	Growthpoint Properties Australia Ltd.	3,767,093	4,730
	Sigma Healthcare Ltd.	11,517,987	4,725
*,1	Tietto Minerals Ltd.	13,161,348	4,651
*	Alpha HPA Ltd.	9,261,289	4,522
	Austal Ltd.	4,141,816	4,472
	Nick Scali Ltd.	651,270	4,467
	Infomedia Ltd.	4,901,189	4,459
*,1	Cettire Ltd.	2,698,591	4,408
[1]	Dicker Data Ltd.	644,976	4,328
	Abacus Group	6,969,931	4,245
	Dexus Industria REIT	2,758,990	4,170
*,2	AVZ Minerals Ltd.	33,065,566	4,090
*,2	Leo Lithium Ltd.	12,680,919	4,062
	Centuria Office REIT	5,690,875	3,962
	Cromwell Property Group	19,293,760	3,935
	Service Stream Ltd.	6,980,610	3,900
*	Judo Capital Holdings Ltd.	7,129,577	3,839
	GWA Group Ltd.	3,489,667	3,802
	Integral Diagnostics Ltd.	2,231,308	3,779
*,1	Syrah Resources Ltd.	8,858,343	3,767

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Select Harvests Ltd.	1,529,482	3,762
*	Australian Agricultural Co. Ltd.	4,745,465	3,751
	MyState Ltd.	1,909,380	3,531
*	Calix Ltd.	2,041,830	3,493
	Oceania Healthcare Ltd.	8,769,017	3,478
[1]	Myer Holdings Ltd.	10,739,041	3,421
	Australian Ethical Investment Ltd.	1,373,602	3,400
*	Omni Bridgeway Ltd.	3,435,391	3,318
*,1	EML Payments Ltd.	4,162,445	3,009
*	OFX Group Ltd.	3,069,246	3,006
[1]	Australian Clinical Labs Ltd.	1,724,780	2,950
*	Mount Gibson Iron Ltd.	9,154,539	2,886
	GDI Property Group Partnership	8,578,884	2,810
*,1	Arafura Rare Earths Ltd.	23,487,190	2,777
	Regis Healthcare Ltd.	1,637,087	2,597
*,1	Kogan.com Ltd.	891,112	2,487
*,1	ioneer Ltd.	27,363,534	2,451
[1]	Mayne Pharma Group Ltd.	1,048,316	2,446
*	Tyro Payments Ltd.	4,395,020	2,418
[1]	Emeco Holdings Ltd.	6,613,688	2,414
*	Nuix Ltd.	2,635,736	2,351
[1]	SG Fleet Group Ltd.	1,443,196	2,323
*,1	Praemium Ltd.	6,446,620	2,281
*,1	Mesoblast Ltd.	9,913,596	2,269
*,1	Imugene Ltd.	80,857,660	2,223
*	Alkane Resources Ltd.	5,846,959	2,182
*,1	Bravura Solutions Ltd.	4,966,832	2,180
*	Carnarvon Energy Ltd.	22,175,642	2,111
*,1	Vulcan Energy Resources Ltd.	1,529,225	2,022
	Cedar Woods Properties Ltd.	716,052	2,013
*	Seven West Media Ltd.	11,915,399	2,009
[1]	Australian Finance Group Ltd.	2,423,852	1,986
*	Cooper Energy Ltd.	32,517,931	1,985
*,1	Superloop Ltd.	5,046,611	1,952
*,1	29Metals Ltd.	4,953,224	1,951
*,1	Lake Resources NL	18,637,414	1,913
*	Fineos Corp. Ltd.	1,808,935	1,905
[1]	Baby Bunting Group Ltd.	1,692,634	1,832
*,1	Argosy Minerals Ltd.	17,279,055	1,764
*,1	Zip Co. Ltd.	9,505,230	1,739
	Southern Cross Media Group Ltd.	2,944,398	1,693
*,1	Opthea Ltd.	7,881,383	1,650
	Jupiter Mines Ltd.	13,500,043	1,629
[1]	Solvar Ltd.	2,248,313	1,592
*	Ardent Leisure Group Ltd.	5,437,328	1,553
	Navigator Global Investments Ltd.	1,944,208	1,455
*,1	Australian Strategic Materials Ltd.	1,593,953	1,431
*,1	Novonix Ltd.	3,126,738	1,369
[1]	PointsBet Holdings Ltd.	2,816,206	1,359
*,1,2	Paradigm Biopharmaceuticals Ltd.	3,364,415	1,314
*	Aurelia Metals Ltd.	19,768,934	1,187
*	St. Barbara Ltd.	10,652,084	1,174
[1]	Humm Group Ltd.	4,487,001	1,170
*,1	BrainChip Holdings Ltd.	11,391,394	1,132
*	Pact Group Holdings Ltd.	2,374,939	1,049
*,1	Appen Ltd.	1,706,957	982
*,1	Neometals Ltd.	6,279,009	858
*,1	Bubs Australia Ltd.	7,930,561	832
*,1	Incannex Healthcare Ltd.	18,079,992	694
*,1	Jervois Global Ltd.	33,362,920	659
*,2	Firefinch Ltd.	14,620,770	556
*,1	Andromeda Metals Ltd.	38,614,346	520
	Sims Ltd. ADR	57	—
*,2	PPK Mining Equipment Hire Pty Ltd.	452,746	—
			17,090,999
Austria (0.2%)
	Erste Group Bank AG	4,172,489	149,414
		Shares	Market Value• ($000)
	OMV AG	1,928,584	84,584
	Verbund AG	896,373	77,883
[3]	BAWAG Group AG	1,085,584	48,352
	ANDRITZ AG	945,011	43,498
	voestalpine AG	1,519,934	37,954
	Wienerberger AG	1,454,430	35,236
*	Raiffeisen Bank International AG	1,771,731	25,668
[1]	CA Immobilien Anlagen AG	572,650	19,363
	EVN AG	519,130	14,105
[1]	Oesterreichische Post AG	438,713	13,985
	Vienna Insurance Group AG Wiener Versicherung Gruppe	480,942	12,913
[1]	Mayr Melnhof Karton AG	108,342	12,746
	UNIQA Insurance Group AG	1,529,752	12,352
	Telekom Austria AG Class A	1,637,891	11,437
[1]	DO & CO AG	87,664	10,243
*,1	Lenzing AG	260,419	10,140
[1]	AT&S Austria Technologie & Systemtechnik AG	336,206	8,441
*	IMMOFINANZ AG	414,004	8,334
	Schoeller-Bleckmann Oilfield Equipment AG	157,716	7,970
	Strabag SE	174,470	6,898
	Palfinger AG	206,375	4,980
	Agrana Beteiligungs AG	164,285	2,616
	Porr AG	209,845	2,514
	Flughafen Wien AG	46,303	2,453
*	Eurotelesites AG	400,317	1,347
*	S IMMO AG	70,988	955
			666,381
Belgium (0.6%)
	Anheuser-Busch InBev SA/NV	11,739,622	667,962
*	Argenx SE	787,023	370,201
	KBC Group NV	3,332,253	183,390
	UCB SA	1,644,859	120,305
	Solvay SA	943,724	99,766
	Groupe Bruxelles Lambert NV	1,342,621	98,200
	Ageas SA/NV	2,242,894	86,156
	Umicore SA	2,771,095	65,932
	Warehouses De Pauw CVA	2,178,251	53,896
	Elia Group SA/NV	511,014	48,524
	Ackermans & van Haaren NV	307,657	45,673
	D'ieteren Group	303,619	45,100
	Sofina SA	234,980	44,640
	Lotus Bakeries NV	5,450	40,376
	Aedifica SA	643,194	35,090
	Cofinimmo SA	455,949	28,353
	Etablissements Franz Colruyt NV	664,781	27,512
	Euronav NV	1,449,958	25,955
	Melexis NV	272,742	20,078
	Bekaert SA	465,781	18,860
	KBC Ancora	470,812	17,808
	Proximus SADP	1,897,900	15,731
	Barco NV	966,598	14,841
	Montea NV	192,776	13,625
	Fagron	764,362	13,433
	Shurgard Self Storage Ltd.	334,621	12,523
	Xior Student Housing NV	381,169	10,967
	VGP NV	131,646	10,717
	Tessenderlo Group SA	338,284	9,848
	Gimv NV	245,540	9,495
	Retail Estates NV	147,904	9,005
	Kinepolis Group NV	174,117	8,589
	Deme Group NV	86,386	7,993
[1]	bpost SA	1,331,176	7,218
*	Ontex Group NV	947,138	6,930
*	AGFA-Gevaert NV	1,885,400	3,042

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Van de Velde NV	86,507	2,925
	Wereldhave Belgium Comm VA	25,451	1,150
			2,301,809
Brazil (1.2%)
	Vale SA	51,473,967	704,459
	Petroleo Brasileiro SA	50,306,263	377,565
	B3 SA - Brasil Bolsa Balcao	77,849,031	171,394
	Ambev SA	58,803,978	149,991
	WEG SA	20,126,034	131,772
	Centrais Eletricas Brasileiras SA	17,435,911	120,487
	Localiza Rent a Car SA	11,380,298	114,824
	Banco do Brasil SA	11,615,498	111,392
	Banco BTG Pactual SA	17,751,140	104,217
	Suzano SA	9,547,204	97,654
*	PRIO SA	9,091,880	86,018
	Raia Drogasil SA	15,090,329	77,221
	Rumo SA	16,956,833	75,035
	Equatorial Energia SA	11,742,352	73,597
	JBS SA	18,327,153	72,811
	Vibra Energia SA	15,102,092	59,279
	BB Seguridade Participacoes SA	9,159,160	55,881
	Cosan SA	16,266,661	50,816
	Banco Bradesco SA	20,777,342	50,648
	Telefonica Brasil SA	5,277,526	47,356
*,3	Hapvida Participacoes e Investimentos SA	64,603,353	47,282
	Ultrapar Participacoes SA	11,263,535	45,686
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,944,361	45,665
[3]	Rede D'Or Sao Luiz SA	10,457,405	44,843
	Klabin SA	10,330,223	43,847
	Energisa SA	3,951,998	36,535
	CCR SA	15,114,027	35,913
*	Eneva SA	16,452,552	35,309
	Sendas Distribuidora SA	16,186,131	35,122
*	Natura & Co. Holding SA	13,093,450	33,112
	Hypera SA	5,455,028	32,773
	Lojas Renner SA	13,000,284	31,613
	TOTVS SA	6,078,855	30,516
	TIM SA	9,822,912	29,556
	Allos SA	6,410,946	29,119
*	Embraer SA	8,012,639	27,955
	Banco Santander Brasil SA	5,044,407	26,934
*	BRF SA	12,726,186	26,933
*	3R Petroleum Oleo E Gas SA	3,224,778	20,749
	Itau Unibanco Holding SA	4,471,554	20,150
	Transmissora Alianca de Energia Eletrica SA	2,996,575	20,083
	Kinea Indice de Precos FII	1,067,043	19,469
	CSHG Logistica FI Imobiliario	602,972	18,896
	Engie Brasil Energia SA	2,405,433	18,750
*	Multiplan Empreendimentos Imobiliarios SA	3,756,538	18,433
[3]	GPS Participacoes e Empreendimentos SA	5,762,900	18,357
	CPFL Energia SA	2,557,400	16,962
	Fleury SA	5,512,443	16,389
	Cia Siderurgica Nacional SA	6,776,133	15,805
	Sao Martinho SA	2,227,017	15,659
	Tres Tentos Agroindustrial SA	6,688,600	14,633
*	XP Log FII	661,125	14,287
	Cia de Saneamento do Parana	3,297,495	14,225
	Santos Brasil Participacoes SA	9,680,447	14,208
	YDUQS Participacoes SA	3,920,420	13,787
	Cia Paranaense de Energia	8,538,238	13,311
	Caixa Seguridade Participacoes SA	6,189,300	13,283
	Auren Energia SA	4,930,384	13,124
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,641,954	12,995
	Atacadao SA	7,169,865	12,756
*	Porto Seguro SA	2,511,658	12,559
		Shares	Market Value• ($000)
	Cia Energetica de Minas Gerais	4,058,307	12,396
*	Cogna Educacao SA	25,472,485	12,126
	Petroreconcavo SA	2,701,650	11,114
	Marfrig Global Foods SA	8,613,442	11,036
	M Dias Branco SA	1,700,692	10,993
	Neoenergia SA	3,139,600	10,910
	Cielo SA	15,569,057	10,870
*	Magazine Luiza SA	41,055,036	10,830
	SLC Agricola SA	1,473,277	10,742
	Kinea Rendimentos Imobiliarios FII	527,814	10,719
	Arezzo Industria e Comercio SA	868,527	10,059
	Kinea Renda Imobiliaria FII	299,129	9,474
[1]	Cia Energetica de Minas Gerais ADR	3,998,236	9,076
*	IRB-Brasil Resseguros SA	1,119,784	9,037
[1]	Petroleo Brasileiro SA ADR	649,376	8,981
*	MRV Engenharia e Participacoes SA	5,170,240	8,460
	Alupar Investimento SA	1,523,241	8,460
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	8,061
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,178,863	8,043
*	AES Brasil Energia SA	4,022,810	8,035
	Cia de Saneamento de Minas Gerais Copasa MG	2,532,103	8,006
	Odontoprev SA	3,733,708	7,731
	CSN Mineracao SA	7,318,000	7,519
	XP MALLS FDO INV IMOB FII	344,418	7,453
*	Diagnosticos da America SA	3,747,733	7,203
	FII Iridium	460,658	7,197
	XP Log FII (BVMF)	329,349	7,117
*	Embraer SA ADR	500,190	6,973
	Hedge Brasil Shopping FII	150,000	6,802
	Capitania Securities II FII	4,375,450	6,795
*	Omega Energia SA	4,472,850	6,742
	Vinci Shopping Centers FII	290,000	6,738
[1]	Cia Paranaense de Energia ADR	823,987	6,724
	Vivara Participacoes SA	1,291,900	6,534
	Itau Unibanco Holding SA ADR	1,201,809	6,382
	Grupo De Moda Soma SA	5,970,957	6,265
*	Grupo Mateus SA	5,382,280	6,213
[3]	Locaweb Servicos de Internet SA	5,753,605	6,208
	Dexco SA	4,558,648	6,203
*	Oncoclinicas do Brasil Servicos Medicos SA	3,288,706	6,184
[1]	Telefonica Brasil SA ADR	692,221	6,168
	Wilson Sons SA	2,268,300	6,060
	Smartfit Escola de Ginastica e Danca SA	1,565,400	6,014
	Maxi Renda FII	2,760,000	5,918
*	Log-in Logistica Intermodal SA	726,974	5,889
	Grendene SA	4,707,976	5,790
	CSHG Renda Urbana FII	223,000	5,719
	Direcional Engenharia SA	1,654,447	5,697
	SIMPAR SA	4,052,000	5,562
	Fii UBS Br Receb Imob	330,000	5,552
	Mills Estruturas e Servicos de Engenharia SA	2,583,967	5,325
	Minerva SA	3,478,943	5,224
	Tupy SA	987,560	4,777
	Vulcabras Azaleia SA	1,299,200	4,615
[1]	Sendas Distribuidora SA ADR	401,699	4,346
*	Hidrovias do Brasil SA	5,518,500	4,324
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	4,295
	Iochpe Maxion SA	1,829,971	4,094
	EcoRodovias Infraestrutura e Logistica SA	2,938,671	4,092
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	3,913
	Mahle Metal Leve SA	530,464	3,834
*	Zamp SA	3,015,885	3,798
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	995,560	3,781

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JHSF Participacoes SA	4,411,900	3,754
[1]	TIM SA ADR	243,230	3,670
[1]	Cia Siderurgica Nacional SA ADR	1,588,434	3,669
[1]	Centrais Eletricas Brasileiras SA ADR	532,827	3,650
	Enauta Participacoes SA	1,032,969	3,571
	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,229
	Movida Participacoes SA	1,815,992	3,152
	CM Hospitalar SA	1,059,840	3,130
	Pet Center Comercio e Participacoes SA	4,340,622	3,065
	Fras-Le SA	988,299	2,933
	Gerdau SA ADR	667,090	2,895
*	CVC Brasil Operadora e Agencia de Viagens SA	5,041,581	2,750
	LOG Commercial Properties e Participacoes SA	590,356	2,426
*	Anima Holding SA	4,278,055	2,206
	Iguatemi SA	521,138	2,075
	Armac Locacao Logistica E Servicos SA	861,600	2,073
*,1	Gol Linhas Aereas Inteligentes SA ADR	616,823	2,060
	FII Hectare Ce	268,209	2,053
	Camil Alimentos SA	1,445,226	1,975
	Blau Farmaceutica SA	608,300	1,834
*	Grupo Casas Bahia SA	20,393,251	1,820
	Ambipar Participacoes e Empreendimentos SA	668,729	1,811
*	Itausa SA	1,053,158	1,792
	Hospital Mater Dei SA	1,241,100	1,733
	Grupo SBF SA	1,241,641	1,724
*	Lojas Quero-Quero SA	2,073,000	1,599
	Empreendimentos Pague Menos SA	2,671,283	1,590
	Qualicorp Consultoria e Corretora de Seguros SA	2,423,045	1,379
*	Braskem SA Class A ADR	213,266	1,363
	Cia Brasileira de Aluminio	1,711,789	1,290
*	Cia Brasileira de Distribuicao	1,785,385	1,282
*	Guararapes Confeccoes SA	1,217,824	1,143
	Ambev SA ADR	383,229	970
	Usinas Siderurgicas de Minas Gerais SA Usiminas	704,000	927
	BRPR Corporate Offices Fundo de Investimento Imobiliario	67,509	841
*,1	Cia Brasileira de Distribuicao ADR	455,545	301
			4,268,933
Canada (6.9%)
[1]	Royal Bank of Canada	18,797,407	1,501,353
[1]	Toronto-Dominion Bank	24,666,024	1,377,776
	Canadian Natural Resources Ltd.	14,505,650	921,123
[1]	Enbridge Inc.	28,672,099	918,830
	Canadian Pacific Kansas City Ltd.	12,600,341	894,631
	Canadian National Railway Co.	7,897,849	835,660
[1]	Bank of Montreal	9,621,657	727,062
*	Shopify Inc. Class A (XTSE)	15,126,684	714,366
	Bank of Nova Scotia	16,158,284	654,255
	Brookfield Corp. Class A	20,374,853	593,578
	Suncor Energy Inc.	17,942,923	581,083
	Alimentation Couche-Tard Inc.	10,180,101	554,170
	Constellation Software Inc.	258,947	519,110
	TC Energy Corp.	13,965,145	480,963
	Waste Connections Inc.	3,485,114	451,262
[1]	Manulife Financial Corp.	25,273,635	439,953
	Canadian Imperial Bank of Commerce	11,960,245	421,832
	Nutrien Ltd.	6,785,000	364,411
	Sun Life Financial Inc.	7,940,831	362,699
	Cenovus Energy Inc.	18,843,909	359,009
[1]	Intact Financial Corp.	2,385,155	335,117
	Franco-Nevada Corp.	2,582,989	314,224
	Agnico Eagle Mines Ltd.	6,210,921	291,299
	National Bank of Canada	4,544,913	282,576
	Restaurant Brands International Inc.	4,171,791	280,225
		Shares	Market Value• ($000)
*	CGI Inc.	2,867,398	276,825
[1]	Fortis Inc.	6,560,092	260,464
	Wheaton Precious Metals Corp.	6,127,135	258,782
	Thomson Reuters Corp.	2,127,154	254,798
	Dollarama Inc.	3,691,042	252,058
	Fairfax Financial Holdings Ltd.	293,054	243,875
	Cameco Corp.	5,701,611	233,245
	Pembina Pipeline Corp.	7,456,977	229,503
	Barrick Gold Corp. (XTSE)	13,791,120	220,280
	Teck Resources Ltd. Class B	6,070,895	214,511
	WSP Global Inc.	1,592,708	208,445
	Tourmaline Oil Corp.	3,883,607	205,361
	Power Corp. of Canada	7,271,923	175,197
[1]	Magna International Inc.	3,611,734	173,561
	Loblaw Cos. Ltd.	2,079,725	170,097
	RB Global Inc.	2,453,240	160,542
	Metro Inc. Class A	3,159,946	160,510
	BCE Inc.	4,095,216	152,026
	Barrick Gold Corp. (XLON)	9,008,462	144,567
	Imperial Oil Ltd.	2,409,994	137,344
	ARC Resources Ltd.	8,374,985	134,737
	TFI International Inc.	1,117,870	123,665
[1]	Open Text Corp.	3,632,610	121,283
[1]	Emera Inc.	3,669,893	120,199
[3]	Hydro One Ltd.	4,275,111	110,858
	Brookfield Asset Management Ltd. Class A	3,669,639	105,187
	TELUS Corp.	6,434,060	103,743
[1]	Great-West Lifeco Inc.	3,661,987	101,456
	George Weston Ltd.	912,350	98,962
	Stantec Inc.	1,514,251	92,651
[1]	First Quantum Minerals Ltd.	7,541,841	87,397
	Kinross Gold Corp.	16,636,769	86,858
*	CAE Inc.	4,003,275	83,602
*	Descartes Systems Group Inc.	1,150,873	83,182
	Toromont Industries Ltd.	1,102,296	82,985
	iA Financial Corp. Inc.	1,411,762	82,145
	TMX Group Ltd.	3,756,311	78,228
*	MEG Energy Corp.	3,871,070	76,486
	FirstService Corp.	521,547	73,801
	Element Fleet Management Corp.	5,352,128	72,404
	Keyera Corp.	3,109,419	72,312
	Pan American Silver Corp.	4,882,381	71,330
	West Fraser Timber Co. Ltd.	1,046,181	70,605
	AltaGas Ltd.	3,794,033	70,477
[1]	Canadian Tire Corp. Ltd. Class A	715,891	69,052
[1]	Gildan Activewear Inc.	2,399,728	68,163
	Saputo Inc.	3,314,957	66,933
[1]	Canadian Apartment Properties REIT	2,266,903	66,728
[1]	SNC-Lavalin Group Inc.	2,382,523	66,180
	Alamos Gold Inc. Class A	5,306,647	65,704
	GFL Environmental Inc. (XTSE)	2,218,029	63,898
[1]	Lundin Mining Corp.	9,244,598	57,731
*,1	Ivanhoe Mines Ltd. Class A	7,650,962	56,386
	Parkland Corp.	1,862,079	56,356
	B2Gold Corp.	17,472,722	55,943
	Finning International Inc.	2,053,847	55,036
[1]	Crescent Point Energy Corp.	6,752,166	54,144
	Onex Corp.	928,242	52,023
[1]	PrairieSky Royalty Ltd.	2,889,242	50,732
[1]	RioCan REIT	4,102,479	49,848
	Boyd Group Services Inc.	289,861	49,419
	Enerplus Corp.	2,909,370	49,198
[1]	Northland Power Inc.	3,386,064	47,589
[1]	Algonquin Power & Utilities Corp.	9,233,233	46,474
	Stella-Jones Inc.	793,624	41,571
	Brookfield Renewable Corp. Class A	1,810,333	41,187
	Capital Power Corp.	1,579,764	40,430

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Baytex Energy Corp.	9,296,271	40,222
	Brookfield Infrastructure Corp. Class A (XTSE)	1,540,923	39,680
	SSR Mining Inc.	2,801,945	38,774
	Colliers International Group Inc.	426,349	38,649
	Granite REIT	815,784	37,149
*	Bombardier Inc. Class B	1,156,976	37,118
*	Kinaxis Inc.	379,131	37,023
*	ATS Corp.	1,076,215	36,242
[1]	Premium Brands Holdings Corp. Class A	507,868	32,697
	BRP Inc.	480,963	32,508
*	Celestica Inc.	1,385,151	32,333
[1]	Vermilion Energy Inc.	2,173,066	31,356
[1]	Methanex Corp.	752,263	31,061
[1]	Whitecap Resources Inc.	4,012,544	30,989
[1]	Choice Properties REIT	3,541,568	30,748
	TransAlta Corp.	4,142,020	30,317
[1]	Gibson Energy Inc.	1,930,179	29,327
*	Bausch Health Cos. Inc.	4,294,386	29,233
	Osisko Gold Royalties Ltd. (XTSE)	2,382,993	29,127
*	Air Canada	2,403,005	28,990
[1]	Dream Industrial REIT	3,405,837	28,760
[1]	SmartCentres REIT	1,801,792	27,922
	Definity Financial Corp.	997,039	27,565
	Parex Resources Inc.	1,435,314	27,511
	Primo Water Corp.	2,106,011	27,473
[1]	First Capital REIT	2,900,005	27,270
*	Eldorado Gold Corp.	2,517,857	27,235
	Atco Ltd.	1,015,365	26,029
*	BlackBerry Ltd.	7,172,008	25,807
	Canadian Western Bank	1,289,378	25,550
	Linamar Corp.	580,413	25,096
[1]	IGM Financial Inc.	1,110,601	25,003
[1]	Paramount Resources Ltd. Class A	1,029,098	24,734
[1]	Boardwalk REIT	513,020	23,958
	Chartwell Retirement Residences	3,251,809	23,824
[1]	H&R REIT	3,635,131	22,360
[1]	Tricon Residential Inc.	3,331,273	22,076
*	Lightspeed Commerce Inc. (XTSE)	1,744,857	21,780
	Russel Metals Inc.	856,520	21,340
	Lundin Gold Inc.	1,753,627	21,143
	Boralex Inc. Class A	1,107,238	20,608
	Maple Leaf Foods Inc.	1,023,546	20,379
*	Capstone Copper Corp.	5,964,369	20,301
[1]	Allied Properties REIT	1,729,376	19,766
	Topaz Energy Corp.	1,287,727	19,686
[1]	First Majestic Silver Corp.	3,679,766	18,946
*	Aritzia Inc.	1,217,716	18,941
[1]	CI Financial Corp.	2,079,489	18,849
	North West Co. Inc.	650,273	16,581
*	IAMGOLD Corp.	6,469,379	16,561
	Stelco Holdings Inc.	585,639	16,504
*	Shopify Inc. Class A	348,398	16,441
[1]	Superior Plus Corp.	2,412,551	16,214
	Barrick Gold Corp.	998,659	15,959
	OceanaGold Corp.	9,531,522	15,946
*,1	Equinox Gold Corp.	3,552,272	15,549
	Centerra Gold Inc.	2,983,200	15,166
	Quebecor Inc. Class B	694,537	14,329
	Enghouse Systems Ltd.	598,094	14,043
[1]	Hudbay Minerals Inc.	3,099,778	13,523
	GFL Environmental Inc.	462,534	13,330
	Innergex Renewable Energy Inc.	2,121,694	13,066
[1]	Primaris REIT	1,346,038	12,065
[3]	Nuvei Corp.	846,226	11,783
	Winpak Ltd.	426,641	11,617
*,1	Ballard Power Systems Inc.	3,417,478	11,410
*	Torex Gold Resources Inc.	1,167,166	11,253
		Shares	Market Value• ($000)
	Mullen Group Ltd.	1,184,181	11,238
*	Novagold Resources Inc.	3,111,306	10,837
[1]	Laurentian Bank of Canada	588,331	10,776
	Cascades Inc.	1,234,501	10,006
[1]	Westshore Terminals Investment Corp.	528,552	8,915
*,1	Lithium Americas Corp.	1,308,876	8,787
[1]	NorthWest Healthcare Properties REIT	2,926,967	8,464
*	Canfor Corp.	819,275	8,377
	Transcontinental Inc. Class A	1,006,009	7,407
*,1	Lithium Americas Corp. (XTSE)	1,308,876	7,239
*,1	Canada Goose Holdings Inc.	632,900	7,019
[1]	Cargojet Inc.	116,649	6,645
[1]	First National Financial Corp.	259,062	6,464
	Cameco Corp. (XTSE)	157,192	6,431
	Cogeco Communications Inc.	138,186	5,443
*,1	Cronos Group Inc.	2,577,810	4,647
[1]	Dye & Durham Ltd.	443,901	2,590
	Brookfield Infrastructure Corp. Class A	66,621	1,716
	Osisko Gold Royalties Ltd.	122,359	1,495
*	Lightspeed Commerce Inc.	105,187	1,311
			24,524,438
Chile (0.1%)
	Banco de Chile	596,059,207	61,225
	Empresas Copec SA	6,670,436	44,160
	Empresas CMPC SA	16,458,091	29,434
	Cencosud SA	18,095,560	29,327
*	Enel Americas SA	258,835,210	26,611
	Banco Santander Chile	558,015,931	24,320
	Banco de Credito e Inversiones SA	962,854	23,033
*	Falabella SA	10,906,192	22,217
	Enel Chile SA	329,156,703	19,482
*	Latam Airlines Group SA	2,290,706,416	17,920
	Colbun SA	99,420,127	14,430
	Cia Sud Americana de Vapores SA	235,196,380	13,060
	Banco Santander Chile ADR	723,582	12,590
	Parque Arauco SA	9,067,783	12,396
	Aguas Andinas SA Class A	38,180,872	11,140
	Cia Cervecerias Unidas SA	1,790,690	10,171
	Cencosud Shopping SA	6,602,799	9,587
	Quinenco SA	3,510,454	9,505
	Banco Itau Chile SA	1,062,924	9,334
	SMU SA	41,063,916	7,115
	Empresa Nacional de Telecomunicaciones SA	1,661,044	5,596
*	Engie Energia Chile SA	6,170,268	5,502
	CAP SA	965,418	5,280
*	Plaza SA	3,779,646	4,569
	Inversiones Aguas Metropolitanas SA	5,971,080	4,279
	Vina Concha y Toro SA	3,599,565	4,005
	Sociedad de Inversiones Oro Blanco SA	588,792,194	3,811
	SONDA SA	6,351,991	2,572
	Ripley Corp. SA	14,849,019	2,506
	Inversiones La Construccion SA	382,203	2,223
	Enel Chile SA ADR	153,493	447
			447,847
China (7.8%)
	Tencent Holdings Ltd.	84,802,540	3,138,437
*	Alibaba Group Holding Ltd.	230,737,896	2,375,465
*,3	Meituan Class B	72,607,507	1,029,212
*	PDD Holdings Inc. ADR	8,209,973	832,655
	China Construction Bank Corp. Class H	1,264,814,479	715,326
	NetEase Inc.	24,447,509	523,215
	Industrial & Commercial Bank of China Ltd. Class H	1,070,296,246	512,934
	Ping An Insurance Group Co. of China Ltd. Class H	85,152,522	431,934
	JD.com Inc. Class A	32,101,507	408,112
	BYD Co. Ltd. Class H	13,253,148	403,030

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Baidu Inc. Class A	30,447,573	399,740
*,3	Xiaomi Corp. Class B	198,972,193	356,762
	Bank of China Ltd. Class H	1,011,378,141	353,310
*,3	Wuxi Biologics Cayman Inc.	48,287,374	300,238
	Kweichow Moutai Co. Ltd. Class A	1,127,421	259,649
*	Trip.com Group Ltd.	7,189,631	245,034
*	Li Auto Inc. Class A	14,368,869	243,030
*,3	Kuaishou Technology	35,531,449	228,817
	Yum China Holdings Inc.	4,240,246	222,198
	China Merchants Bank Co. Ltd. Class H	52,303,196	198,401
	ANTA Sports Products Ltd.	17,005,930	192,328
	PetroChina Co. Ltd. Class H	282,510,085	184,399
	China Petroleum & Chemical Corp. Class H	337,221,718	172,468
	Agricultural Bank of China Ltd. Class H	411,149,504	151,861
	China Shenhua Energy Co. Ltd. Class H	45,995,560	140,975
	China Resources Land Ltd.	37,455,235	140,199
	China Mengniu Dairy Co. Ltd.	41,889,424	136,775
	China Life Insurance Co. Ltd. Class H	100,982,338	136,770
[3]	Nongfu Spring Co. Ltd. Class H	23,752,923	135,291
	KE Holdings Inc. ADR	8,691,961	127,859
	Zijin Mining Group Co. Ltd. Class H	79,798,595	123,441
*	BeiGene Ltd.	8,567,468	122,994
*	New Oriental Education & Technology Group Inc.	18,330,296	119,514
*	NIO Inc. Class A	16,187,814	118,515
	China Resources Beer Holdings Co. Ltd.	21,406,343	113,275
*,3	Innovent Biologics Inc.	18,831,478	110,977
*	XPeng Inc. Class A	14,977,074	108,835
*	H World Group Ltd. ADR	2,869,542	108,067
	PICC Property & Casualty Co. Ltd. Class H	91,418,973	104,396
	Shenzhou International Group Holdings Ltd.	10,255,204	100,731
	Contemporary Amperex Technology Co. Ltd. Class A	3,946,053	100,197
	CSPC Pharmaceutical Group Ltd.	113,512,056	99,149
	China Overseas Land & Investment Ltd.	52,169,828	98,450
	Li Ning Co. Ltd.	31,016,224	95,046
	Haier Smart Home Co. Ltd. Class H	31,697,125	90,411
	China Pacific Insurance Group Co. Ltd. Class H	35,212,283	86,741
	Geely Automobile Holdings Ltd.	73,916,744	83,920
	ENN Energy Holdings Ltd.	10,339,351	78,322
	China Merchants Bank Co. Ltd. Class A	17,859,229	75,137
	Sunny Optical Technology Group Co. Ltd.	8,839,277	74,055
	Wuliangye Yibin Co. Ltd. Class A	3,463,713	73,834
	China Yangtze Power Co. Ltd. Class A	21,892,200	67,535
	Yum China Holdings Inc. (XHKG)	1,249,287	65,663
*	Kanzhun Ltd. ADR	4,359,110	64,515
*,3	JD Health International Inc.	14,038,845	63,768
	Bank of Communications Co. Ltd. Class H	107,595,044	63,643
	Tsingtao Brewery Co. Ltd. Class H	8,360,719	63,404
*	Tencent Music Entertainment Group ADR	8,483,074	61,587
	CITIC Securities Co. Ltd. Class H	30,960,825	60,245
*	Full Truck Alliance Co. Ltd. ADR	9,077,451	59,639
[3]	China Tower Corp. Ltd. Class H	639,021,646	59,589
*	Vipshop Holdings Ltd. ADR	4,169,093	59,451
	Ping An Insurance Group Co. of China Ltd. Class A	9,533,847	59,237
[3]	Postal Savings Bank of China Co. Ltd. Class H	127,931,794	58,392
	CITIC Ltd.	67,050,062	56,988
[1,3]	WuXi AppTec Co. Ltd. Class H	4,708,271	56,577
	China CITIC Bank Corp. Ltd. Class H	121,973,797	54,414
	BYD Co. Ltd. Class A	1,649,977	53,838
	Yankuang Energy Group Co. Ltd. Class H	30,695,235	53,310
*	TAL Education Group ADR	5,945,782	52,145
[3]	Haidilao International Holding Ltd.	20,664,310	51,739
	Sino Biopharmaceutical Ltd.	132,331,818	51,408
	China Resources Power Holdings Co. Ltd.	25,542,882	49,499
*	Alibaba Health Information Technology Ltd.	78,749,919	46,390
		Shares	Market Value• ($000)
*	Kingdee International Software Group Co. Ltd.	34,857,286	46,251
	Agricultural Bank of China Ltd. Class A	90,641,800	44,481
	Industrial & Commercial Bank of China Ltd. Class A	68,426,998	44,247
[1]	Great Wall Motor Co. Ltd. Class H	31,548,951	44,102
	BYD Electronic International Co. Ltd.	10,517,374	43,905
*	Bilibili Inc.	3,202,728	42,973
	Anhui Conch Cement Co. Ltd. Class H	17,144,266	42,667
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,088,687	42,551
	Kunlun Energy Co. Ltd.	50,004,728	41,659
	COSCO SHIPPING Holdings Co. Ltd. Class H	40,821,225	41,517
	GCL Technology Holdings Ltd.	280,812,000	41,355
	Sinopharm Group Co. Ltd. Class H	17,071,327	40,822
	Weichai Power Co. Ltd. Class H	27,251,364	40,790
	Kingsoft Corp. Ltd.	11,674,300	40,737
	Luzhou Laojiao Co. Ltd. Class A	1,315,461	38,529
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	8,440,847	38,483
	China Longyuan Power Group Corp. Ltd. Class H	45,351,772	38,392
	Industrial Bank Co. Ltd. Class A	18,575,279	38,300
*	Genscript Biotech Corp.	13,146,403	38,219
[3]	Longfor Group Holdings Ltd.	26,093,157	37,985
*,3	SenseTime Group Inc. Class B	208,954,000	37,483
*,3	Akeso Inc.	6,659,260	37,395
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,685,978	37,232
	People's Insurance Co. Group of China Ltd. Class H	112,492,106	37,118
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,095,152	36,989
[3]	CGN Power Co. Ltd. Class H	153,240,720	36,825
	Yangzijiang Shipbuilding Holdings Ltd.	34,453,122	36,520
	China Resources Gas Group Ltd.	12,152,274	35,924
	China Gas Holdings Ltd.	39,818,153	35,797
	Xinyi Solar Holdings Ltd.	57,909,252	34,080
[3]	China Feihe Ltd.	54,710,189	33,995
	Wanhua Chemical Group Co. Ltd. Class A	2,801,583	33,983
	Tingyi Cayman Islands Holding Corp.	25,499,630	33,846
[3]	China International Capital Corp. Ltd. Class H	21,020,822	33,481
*	Zai Lab Ltd.	12,597,420	32,149
	CMOC Group Ltd. Class H	53,871,170	32,129
	Hengan International Group Co. Ltd.	9,520,007	31,885
[3]	Topsports International Holdings Ltd.	37,863,479	31,841
	China Minsheng Banking Corp. Ltd. Class H	95,511,217	31,754
	CITIC Securities Co. Ltd. Class A	10,555,673	31,333
[3]	China Resources Mixc Lifestyle Services Ltd.	7,912,690	30,871
*	Tongcheng Travel Holdings Ltd.	15,912,219	30,400
	China National Building Material Co. Ltd. Class H	62,645,010	29,819
	MINISO Group Holding Ltd. ADR	1,176,480	29,777
	China Oilfield Services Ltd. Class H	25,093,043	29,668
	Aluminum Corp. of China Ltd. Class H	55,274,012	29,568
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	31,793,750	29,511
	China Vanke Co. Ltd. Class H	31,420,661	29,396
	East Money Information Co. Ltd. Class A	14,066,743	29,351
	Zijin Mining Group Co. Ltd. Class A	17,024,067	28,873
	Bank of China Ltd. Class A	53,988,200	28,777
	Luxshare Precision Industry Co. Ltd. Class A	6,382,702	28,659
	China Hongqiao Group Ltd.	30,490,283	28,545
[3]	Hygeia Healthcare Holdings Co. Ltd.	4,687,448	28,303
*	iQIYI Inc. ADR	6,032,141	28,110
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,233,246	28,045
	Haitong Securities Co. Ltd. Class H	48,721,319	27,975
	Guangdong Investment Ltd.	40,067,201	27,341
*,3	JD Logistics Inc.	22,902,376	27,119

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Huaneng Power International Inc. Class H	57,926,098	27,107
*	HUTCHMED China Ltd.	6,647,483	26,730
	China Medical System Holdings Ltd.	16,702,045	26,708
	WuXi AppTec Co. Ltd. Class A	2,240,496	26,490
	Anhui Gujing Distillery Co. Ltd. Class B	1,699,380	26,487
	China State Construction Engineering Corp. Ltd. Class A	37,382,138	26,456
	China Power International Development Ltd.	67,710,568	26,315
	ZTE Corp. Class H	11,737,328	26,083
	China State Construction International Holdings Ltd.	24,240,645	25,965
	China Shenhua Energy Co. Ltd. Class A	6,266,666	25,951
[3]	Pop Mart International Group Ltd.	9,369,798	25,865
	China Galaxy Securities Co. Ltd. Class H	50,435,533	25,813
[3]	Huatai Securities Co. Ltd. Class H	19,567,905	25,618
	Muyuan Foods Co. Ltd. Class A	4,849,009	25,005
	China Railway Group Ltd. Class H	52,627,618	24,838
	Ping An Bank Co. Ltd. Class A	17,345,013	24,808
[3]	Yadea Group Holdings Ltd.	13,582,488	24,793
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,447,072	24,658
[3]	Hansoh Pharmaceutical Group Co. Ltd.	13,095,836	24,640
	Country Garden Services Holdings Co. Ltd.	28,088,942	24,536
	Jiangxi Copper Co. Ltd. Class H	17,232,420	24,366
	Kingboard Holdings Ltd.	9,938,740	24,204
	Bank of Communications Co. Ltd. Class A	31,239,697	24,038
	China Tourism Group Duty Free Corp. Ltd. Class A	1,830,992	23,681
	SF Holding Co. Ltd. Class A	4,382,481	23,513
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,257,018	23,421
	New China Life Insurance Co. Ltd. Class H	10,506,032	23,047
	CRRC Corp. Ltd. Class H	55,108,034	22,959
	Qifu Technology Inc. Class A ADR	1,547,830	22,892
	Yuexiu Property Co. Ltd.	21,972,657	22,855
	China Pacific Insurance Group Co. Ltd. Class A	6,017,975	22,816
*,1,3	East Buy Holding Ltd.	5,540,841	22,604
	Foxconn Industrial Internet Co. Ltd. Class A	11,166,605	22,499
	China Petroleum & Chemical Corp. Class A	30,112,336	22,482
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,362,957	22,454
	Chinasoft International Ltd.	30,874,258	22,400
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,340,367	22,350
[3]	3SBio Inc.	24,919,141	22,169
	NARI Technology Co. Ltd. Class A	7,156,864	22,097
	Beijing Enterprises Holdings Ltd.	6,545,413	21,808
	China Merchants Port Holdings Co. Ltd.	17,069,261	21,728
*,3	Giant Biogene Holding Co. Ltd.	5,395,200	21,677
	PetroChina Co. Ltd. Class A	22,212,870	21,637
	China Coal Energy Co. Ltd. Class H	27,458,441	21,568
	Minth Group Ltd.	9,656,408	21,555
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,682,978	21,304
	Shaanxi Coal Industry Co. Ltd. Class A	8,627,810	21,270
	Guangzhou Automobile Group Co. Ltd. Class H	44,639,508	20,914
	Autohome Inc. ADR	775,945	20,757
	Aier Eye Hospital Group Co. Ltd. Class A	8,276,984	20,694
	Zhongsheng Group Holdings Ltd.	8,907,897	20,571
	GF Securities Co. Ltd. Class H	15,748,186	20,504
	TravelSky Technology Ltd. Class H	12,893,068	20,368
*	Air China Ltd. Class H	29,762,218	20,247
	Bank of Ningbo Co. Ltd. Class A	5,903,942	20,162
	Shandong Gold Mining Co. Ltd. Class A	6,110,885	19,841
	C&D International Investment Group Ltd.	8,761,833	19,712
*	Microport Scientific Corp.	12,355,939	19,470
	Bosideng International Holdings Ltd.	48,838,417	19,283
*,1	RLX Technology Inc. ADR	11,182,444	19,010
	Haitian International Holdings Ltd.	7,932,058	18,923
		Shares	Market Value• ($000)
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,768,356	18,897
[1,3]	Smoore International Holdings Ltd.	24,402,246	18,806
	China Taiping Insurance Holdings Co. Ltd.	20,014,893	18,489
*,3	China Literature Ltd.	5,450,877	18,356
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,134,673	18,296
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	534,456	18,289
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,870,382	18,161
*	Daqo New Energy Corp. ADR	712,463	18,139
	Shanghai Baosight Software Co. Ltd. Class B	8,784,182	18,066
*,1,3	Ping An Healthcare & Technology Co. Ltd.	7,644,035	17,856
	Dongfeng Motor Group Co. Ltd. Class H	40,010,225	17,613
*,1	JinkoSolar Holding Co. Ltd. ADR	539,321	17,576
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	16,486,543	17,485
	Zhaojin Mining Industry Co. Ltd. Class H	14,093,692	17,473
	Ganfeng Lithium Group Co. Ltd. Class A	2,879,851	17,448
	JOYY Inc. ADR	448,159	17,442
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,883,576	17,288
	Fosun International Ltd.	28,819,006	17,267
	Sinotruk Hong Kong Ltd.	9,052,475	17,050
	China Everbright Bank Co. Ltd. Class A	41,606,509	16,886
	China Everbright Environment Group Ltd.	49,176,687	16,788
	NAURA Technology Group Co. Ltd. Class A	475,060	16,661
	China Traditional Chinese Medicine Holdings Co. Ltd.	33,791,682	16,651
	Haier Smart Home Co. Ltd. Class A	5,426,794	16,488
	COSCO SHIPPING Holdings Co. Ltd. Class A	12,323,536	16,467
	China Railway Group Ltd. Class A	19,824,000	16,393
*	Hollysys Automation Technologies Ltd.	796,444	16,335
*	GDS Holdings Ltd. Class A	12,739,586	16,229
	China Conch Venture Holdings Ltd.	19,571,034	16,208
	Shenzhen Inovance Technology Co. Ltd. Class A	1,954,714	16,158
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	1,424,600	16,088
	Poly Developments & Holdings Group Co. Ltd. Class A	10,616,725	15,978
	CRRC Corp. Ltd. Class A	21,876,700	15,978
	BOE Technology Group Co. Ltd. Class A	29,755,000	15,948
	Sany Heavy Equipment International Holdings Co. Ltd.	12,119,124	15,920
	SAIC Motor Corp. Ltd. Class A	7,953,876	15,792
*,1	Country Garden Holdings Co. Ltd.	176,243,898	15,760
	Jiangsu Expressway Co. Ltd. Class H	17,085,059	15,533
*,3	Keymed Biosciences Inc.	2,075,791	15,422
*,1	Chindata Group Holdings Ltd. ADR	1,735,128	15,408
	AviChina Industry & Technology Co. Ltd. Class H	33,920,655	15,373
	Shenwan Hongyuan Group Co. Ltd. Class A	25,536,732	15,321
	Sungrow Power Supply Co. Ltd. Class A	1,320,908	15,222
	China Overseas Property Holdings Ltd.	17,477,294	15,179
	China National Nuclear Power Co. Ltd. Class A	14,909,331	15,123
	China United Network Communications Ltd. Class A	24,783,500	15,104
	Tongwei Co. Ltd. Class A	4,020,784	15,019
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	15,014
	Baoshan Iron & Steel Co. Ltd. Class A	16,789,744	14,362
[3]	Ganfeng Lithium Group Co. Ltd. Class H	3,995,189	14,350
	China Three Gorges Renewables Group Co. Ltd. Class A	21,847,600	14,336
	China Minsheng Banking Corp. Ltd. Class A	28,015,000	14,244
	Chongqing Changan Automobile Co. Ltd. Class A	6,854,957	14,186
[3]	China Resources Pharmaceutical Group Ltd.	22,829,203	14,181
*,1	China Ruyi Holdings Ltd.	61,427,121	14,145

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Xtep International Holdings Ltd.	15,513,841	14,104
	China CSSC Holdings Ltd. Class A	3,975,164	14,064
	CSC Financial Co. Ltd. Class A	4,241,660	14,027
*,3	Hua Hong Semiconductor Ltd.	5,607,895	13,807
	Hello Group Inc. ADR	1,935,630	13,704
*,1	Canadian Solar Inc.	676,711	13,521
	China Merchants Securities Co. Ltd. Class A	6,984,522	13,502
[1,3]	Jiumaojiu International Holdings Ltd.	12,345,535	13,433
	Kingboard Laminates Holdings Ltd.	14,321,729	13,431
	Far East Horizon Ltd.	19,004,309	13,372
	Hisense Home Appliances Group Co. Ltd. Class H	4,850,841	13,352
[3]	Guotai Junan Securities Co. Ltd. Class H	11,962,158	13,351
	Anhui Gujing Distillery Co. Ltd. Class A	349,837	13,333
	Shenzhen Transsion Holdings Co. Ltd. Class A	718,921	13,211
	Daqin Railway Co. Ltd. Class A	13,259,400	13,068
	China Communications Services Corp. Ltd. Class H	31,559,501	12,909
	Iflytek Co. Ltd. Class A	2,067,850	12,898
	Advanced Micro-Fabrication Equipment Inc. China Class A	548,987	12,859
	Shenzhen International Holdings Ltd.	19,464,334	12,829
	Huatai Securities Co. Ltd. Class A	5,828,800	12,774
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,572,778	12,710
	Zhejiang Expressway Co. Ltd. Class H	16,743,161	12,603
	Pharmaron Beijing Co. Ltd. Class A	2,755,759	12,532
*,3	Luye Pharma Group Ltd.	25,761,039	12,481
	Postal Savings Bank of China Co. Ltd. Class A	19,941,373	12,456
	Nine Dragons Paper Holdings Ltd.	21,729,711	12,370
[1]	Dongyue Group Ltd.	15,412,811	12,277
	China Vanke Co. Ltd. Class A	7,903,338	12,225
*,1,3	Alphamab Oncology	8,302,959	12,211
	Gree Electric Appliances Inc. of Zhuhai Class A	2,631,683	12,206
	China Everbright Bank Co. Ltd. Class H	42,702,762	12,181
	COSCO SHIPPING Ports Ltd.	19,917,910	12,016
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	12,004
[3]	CSC Financial Co. Ltd. Class H	13,175,945	11,865
	China Education Group Holdings Ltd.	14,232,248	11,824
	Yihai International Holding Ltd.	6,464,377	11,765
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	11,755
	Guotai Junan Securities Co. Ltd. Class A	5,807,000	11,728
*	Alibaba Pictures Group Ltd.	182,421,139	11,655
	Weibo Corp. ADR	979,670	11,589
	Bank of Beijing Co. Ltd. Class A	18,573,814	11,581
	Greentown China Holdings Ltd.	11,908,250	11,553
	Eve Energy Co. Ltd. Class A	1,820,258	11,545
	AECC Aviation Power Co. Ltd. Class A	2,387,206	11,543
*,3	Weimob Inc.	28,704,666	11,543
	China Cinda Asset Management Co. Ltd. Class H	117,870,397	11,462
[1]	China Jinmao Holdings Group Ltd.	92,813,558	11,384
*,1,3	Remegen Co. Ltd. Class H	1,997,320	11,375
	Chongqing Changan Automobile Co. Ltd. Class B	24,486,162	11,269
	Beijing Enterprises Water Group Ltd.	53,068,578	11,198
*	China Southern Airlines Co. Ltd. Class H	23,662,505	11,197
	China Energy Engineering Corp. Ltd. Class A	37,515,738	11,181
*	Shanghai International Airport Co. Ltd. Class A	2,191,136	11,147
*,1,3	New Horizon Health Ltd.	4,582,617	11,143
*,3	Jinxin Fertility Group Ltd.	22,036,015	11,094
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,741,266	10,977
	Will Semiconductor Co. Ltd. Shanghai Class A	726,591	10,962
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,032,324	10,934
	Huaxia Bank Co. Ltd. Class A	14,236,134	10,899
		Shares	Market Value• ($000)
	Power Construction Corp. of China Ltd. Class A	15,095,702	10,855
	Tianqi Lithium Corp. Class A	1,433,390	10,785
	Uni-President China Holdings Ltd.	15,748,074	10,718
	Bank of Shanghai Co. Ltd. Class A	12,760,260	10,588
	Fufeng Group Ltd.	20,256,124	10,520
[3]	Meitu Inc.	26,175,704	10,500
	Weichai Power Co. Ltd. Class A	5,464,300	10,385
	Haitong Securities Co. Ltd. Class A	7,644,800	10,210
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	10,179
	Gushengtang Holdings Ltd.	1,686,596	10,103
	SSY Group Ltd.	18,202,411	9,984
*,1	Fenbi Ltd.	16,320,500	9,925
	Anhui Conch Cement Co. Ltd. Class A	2,990,800	9,891
	Yunnan Baiyao Group Co. Ltd. Class A	1,416,735	9,844
	ZTE Corp. Class A	2,750,164	9,833
	Great Wall Motor Co. Ltd. Class A	2,431,064	9,767
	Grand Pharmaceutical Group Ltd.	18,165,403	9,765
	Bank of Nanjing Co. Ltd. Class A	9,103,748	9,757
[3]	Shandong Gold Mining Co. Ltd. Class H	5,207,100	9,755
	FinVolution Group ADR	2,054,151	9,716
	Sinopec Engineering Group Co. Ltd. Class H	19,174,326	9,583
	LONGi Green Energy Technology Co. Ltd. Class A	2,891,608	9,544
	China Construction Bank Corp. Class A	10,947,901	9,380
*,1	Flat Glass Group Co. Ltd. Class H	5,214,777	9,365
*	Beijing Capital International Airport Co. Ltd. Class H	25,386,191	9,351
	Aluminum Corp. of China Ltd. Class A	10,957,400	9,285
*	China Southern Airlines Co. Ltd. Class A	10,981,500	9,270
	China Nonferrous Mining Corp. Ltd.	15,261,316	9,254
	Huadong Medicine Co. Ltd. Class A	1,573,263	9,243
[3]	BAIC Motor Corp. Ltd. Class H	31,524,454	9,200
	GF Securities Co. Ltd. Class A	4,513,788	9,157
	Hithink RoyalFlush Information Network Co. Ltd. Class A	475,731	9,137
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,192,000	9,120
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,606,875	9,106
	Guangdong Haid Group Co. Ltd. Class A	1,478,858	9,103
*,3	China Huarong Asset Management Co. Ltd. Class H	200,700,000	8,986
	Lufax Holding Ltd. ADR	9,386,057	8,962
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,475,847	8,882
[1]	Huadian Power International Corp. Ltd. Class H	22,014,209	8,839
*	Lifetech Scientific Corp.	28,736,619	8,829
	Everbright Securities Co. Ltd. Class A	3,919,300	8,822
*	TCL Technology Group Corp. Class A	16,260,240	8,743
[1]	Vinda International Holdings Ltd.	3,517,440	8,692
*	COFCO Joycome Foods Ltd.	37,272,541	8,675
	Maxscend Microelectronics Co. Ltd. Class A	416,505	8,593
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	8,558
	GigaDevice Semiconductor Inc. Class A	583,174	8,541
*	China Eastern Airlines Corp. Ltd. Class H	24,831,864	8,510
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,197,267	8,506
	Orient Securities Co. Ltd. Class A	7,140,915	8,469
	Fu Shou Yuan International Group Ltd.	12,602,420	8,461
	Beijing Tongrentang Co. Ltd. Class A	1,201,934	8,435
	TBEA Co. Ltd. Class A	4,404,799	8,430
	China CITIC Bank Corp. Ltd. Class A	11,440,884	8,413
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	8,284
	Zhejiang Dahua Technology Co. Ltd. Class A	2,955,493	8,250
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,863,346	8,195

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	8,188
	Sichuan Chuantou Energy Co. Ltd. Class A	4,061,576	8,167
*	Golden Solar New Energy Technology Holdings Ltd.	10,118,192	8,126
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	11,858,257	8,106
	XCMG Construction Machinery Co. Ltd. Class A	10,321,464	8,084
	Fuyao Glass Industry Group Co. Ltd. Class A	1,579,400	8,036
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,429,117	8,031
	Shougang Fushan Resources Group Ltd.	24,438,233	8,026
	China Suntien Green Energy Corp. Ltd. Class H	23,024,313	8,008
	Lens Technology Co. Ltd. Class A	4,437,193	7,927
[1]	Tianneng Power International Ltd.	8,771,375	7,920
	Hangzhou Tigermed Consulting Co. Ltd. Class A	865,280	7,894
	Trina Solar Co. Ltd. Class A	1,927,685	7,871
	China Water Affairs Group Ltd.	12,435,909	7,870
	GD Power Development Co. Ltd. Class A	15,746,870	7,833
	New China Life Insurance Co. Ltd. Class A	1,711,591	7,822
*,1	Xinte Energy Co. Ltd. Class H	5,141,005	7,813
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	7,809
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	7,807
[1]	China Resources Cement Holdings Ltd.	30,355,498	7,805
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,958,000	7,800
	Sinotrans Ltd. Class H	23,576,079	7,749
*	360 Security Technology Inc. Class A	6,302,491	7,744
*,3	InnoCare Pharma Ltd.	9,809,135	7,744
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	7,709
	China Risun Group Ltd.	18,733,094	7,659
	Poly Property Services Co. Ltd. Class H	1,950,772	7,656
	Changchun High & New Technology Industry Group Inc. Class A	359,073	7,642
	Montage Technology Co. Ltd. Class A	1,006,331	7,586
	Yangzijiang Financial Holding Ltd.	32,218,058	7,543
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	7,541
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,784,450	7,535
*,1	EHang Holdings Ltd. ADR	542,578	7,526
	GoerTek Inc. Class A	3,005,986	7,421
*	Wingtech Technology Co. Ltd. Class A	1,087,146	7,400
*	Hopson Development Holdings Ltd.	12,623,379	7,391
	Zhongji Innolight Co. Ltd. Class A	612,579	7,380
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,891,863	7,357
*,3	Ascentage Pharma Group International	2,260,928	7,341
	Hundsun Technologies Inc. Class A	1,702,151	7,248
[1]	Tianqi Lithium Corp. Class H	1,320,200	7,138
	Ningbo Tuopu Group Co. Ltd. Class A	806,887	7,127
*	Seres Group Co. Ltd. Class A	634,400	7,080
	China Datang Corp. Renewable Power Co. Ltd. Class H	31,293,753	7,080
	Metallurgical Corp. of China Ltd. Class A	15,578,494	7,049
	Shanghai Industrial Holdings Ltd.	5,757,014	7,044
	Towngas Smart Energy Co. Ltd.	16,944,733	7,019
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	6,972
*	Kingsoft Cloud Holdings Ltd.	21,629,915	6,908
	Shenzhen Expressway Corp. Ltd. Class H	8,310,965	6,852
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	6,844
	Yonyou Network Technology Co. Ltd. Class A	3,053,285	6,839
	China Lesso Group Holdings Ltd.	12,705,416	6,822
	Yunnan Energy New Material Co. Ltd. Class A	741,830	6,809
		Shares	Market Value• ($000)
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,604,616	6,776
	Imeik Technology Development Co. Ltd. Class A	150,200	6,772
*	Satellite Chemical Co. Ltd. Class A	3,035,848	6,747
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	6,735
	CIMC Enric Holdings Ltd.	7,926,208	6,727
	Industrial Securities Co. Ltd. Class A	7,826,910	6,678
	Tsingtao Brewery Co. Ltd. Class A	584,258	6,676
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,307,070	6,647
[3]	China Railway Signal & Communication Corp. Ltd. Class H	21,214,444	6,644
	Metallurgical Corp. of China Ltd. Class H	33,066,697	6,557
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	6,549
	China Everbright Ltd.	11,004,287	6,547
*,3	Bairong Inc. Class B	5,184,500	6,509
	Shanghai International Port Group Co. Ltd. Class A	9,487,100	6,484
*,1	Zhihu Inc. ADR	6,513,571	6,456
	JCET Group Co. Ltd. Class A	1,525,781	6,439
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,819,906	6,419
*	Shanghai Electric Group Co. Ltd. Class H	30,090,589	6,343
	China Coal Energy Co. Ltd. Class A	5,378,454	6,329
	China Merchants Energy Shipping Co. Ltd. Class A	7,139,100	6,276
*,3	Zhejiang Leapmotor Technology Ltd.	1,808,200	6,271
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,609,899	6,261
	Skyworth Group Ltd.	17,256,344	6,236
*	Huaneng Power International Inc. Class A	5,992,176	6,233
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,578,411	6,229
	Tong Ren Tang Technologies Co. Ltd. Class H	8,148,777	6,215
	China Resources Microelectronics Ltd. Class A	852,624	6,200
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	2,969,000	6,196
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,220,594	6,155
*,3	CARsgen Therapeutics Holdings Ltd.	4,628,000	6,155
*	Zhongyu Energy Holdings Ltd.	8,738,677	6,142
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,795,624	6,142
	ENN Natural Gas Co. Ltd. Class A	2,599,663	6,135
*	Shanghai Electric Group Co. Ltd. Class A	10,045,235	6,098
	Zhejiang NHU Co. Ltd. Class A	2,727,620	6,031
	Guanghui Energy Co. Ltd. Class A	5,873,900	6,030
	Huaneng Lancang River Hydropower Inc. Class A	5,734,200	6,019
[3]	Legend Holdings Corp. Class H	6,726,153	5,998
*	Seazen Group Ltd.	36,894,348	5,988
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	6,551,040	5,936
	Dongfang Electric Corp. Ltd. Class A	2,904,300	5,917
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,960,607	5,867
	Guosen Securities Co. Ltd. Class A	4,454,452	5,851
*	Hengli Petrochemical Co. Ltd. Class A	2,900,320	5,810
*,3	China Bohai Bank Co. Ltd. Class H	39,433,927	5,795
	PAX Global Technology Ltd.	8,379,609	5,784
	Yunnan Aluminium Co. Ltd. Class A	3,043,000	5,784
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	5,779
	CMOC Group Ltd. Class A	7,592,900	5,757
	Concord New Energy Group Ltd.	70,280,075	5,755
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,712
	Hisense Home Appliances Group Co. Ltd. Class A	1,751,757	5,702
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	5,694
	Mango Excellent Media Co. Ltd. Class A	1,643,799	5,682

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	Simcere Pharmaceutical Group Ltd.	6,480,248	5,652
*,1,3	Haichang Ocean Park Holdings Ltd.	44,205,070	5,651
	China Jushi Co. Ltd. Class A	3,558,388	5,632
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	5,621
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,278,967	5,615
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,092,118	5,608
*,3	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,284,064	5,601
	Datang International Power Generation Co. Ltd. Class H	36,844,302	5,561
	NetDragon Websoft Holdings Ltd.	3,116,629	5,538
	Poly Property Group Co. Ltd.	26,771,730	5,510
	LB Group Co. Ltd. Class A	2,159,900	5,497
	Sinopec Kantons Holdings Ltd.	13,930,714	5,484
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	5,460
	Hualan Biological Engineering Inc. Class A	1,694,155	5,436
	Sun Art Retail Group Ltd.	25,645,828	5,414
*	China Eastern Airlines Corp. Ltd. Class A	9,080,700	5,411
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,463,694	5,357
	China Overseas Grand Oceans Group Ltd.	15,703,402	5,353
	Lee & Man Paper Manufacturing Ltd.	18,783,016	5,350
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	5,342
	China BlueChemical Ltd. Class H	22,765,366	5,328
	Noah Holdings Ltd. ADR	464,676	5,316
*,3	Peijia Medical Ltd.	5,608,096	5,310
[3]	Orient Securities Co. Ltd. Class H	11,348,098	5,287
*	Air China Ltd. Class A	4,786,300	5,249
	IEIT Systems Co. Ltd. Class A	1,304,752	5,242
	Shoucheng Holdings Ltd.	31,998,332	5,241
*	Vnet Group Inc. ADR	1,618,865	5,205
	CSG Holding Co. Ltd. Class B	17,537,213	5,202
	Lingyi iTech Guangdong Co. Class A	6,246,400	5,192
	BOE Technology Group Co. Ltd. Class B	15,717,251	5,183
	Shenzhen Investment Ltd.	35,247,328	5,181
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,863,800	5,175
[3]	AsiaInfo Technologies Ltd.	4,995,627	5,167
	Shanghai Baosight Software Co. Ltd. Class A	880,976	5,137
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	5,849,099	5,132
[3]	AK Medical Holdings Ltd.	5,271,497	5,132
	China Reinsurance Group Corp. Class H	91,005,426	5,123
	Zhejiang Juhua Co. Ltd. Class A	2,470,946	5,116
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	5,112
	Beijing New Building Materials plc Class A	1,528,735	5,111
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	5,111
	Goldwind Science & Technology Co. Ltd.	10,681,863	5,097
	SG Micro Corp. Class A	415,370	5,093
*,3	A-Living Smart City Services Co. Ltd.	10,773,789	5,080
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	5,076
*	Tuya Inc. ADR	2,958,687	5,059
[3]	Genertec Universal Medical Group Co. Ltd.	9,954,425	5,055
	SooChow Securities Co. Ltd. Class A	4,608,877	5,053
[3]	China Merchants Securities Co. Ltd. Class H	5,990,425	4,957
	Livzon Pharmaceutical Group Inc. Class H	1,669,205	4,937
	SDIC Power Holdings Co. Ltd. Class A	2,935,903	4,897
	Shengyi Technology Co. Ltd. Class A	2,035,900	4,895
*	Gotion High-tech Co. Ltd. Class A	1,557,700	4,849
	Greentown Service Group Co. Ltd.	12,399,843	4,836
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,137,600	4,805
		Shares	Market Value• ($000)
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	4,792
	China Oriental Group Co. Ltd.	30,983,391	4,762
	Yintai Gold Co. Ltd. Class A	2,559,318	4,735
	YTO Express Group Co. Ltd. Class A	2,549,659	4,735
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	4,730
	Chongqing Brewery Co. Ltd. Class A	440,789	4,729
	Tiangong International Co. Ltd.	16,067,510	4,723
	COSCO SHIPPING Development Co. Ltd. Class H	46,108,512	4,715
	China International Marine Containers Group Co. Ltd. Class H	8,923,616	4,706
	Youngor Group Co. Ltd. Class A	5,088,600	4,696
	Flat Glass Group Co. Ltd. Class A	1,329,765	4,696
	China Yongda Automobiles Services Holdings Ltd.	12,220,260	4,693
	China Resources Medical Holdings Co. Ltd.	7,944,418	4,685
	Angang Steel Co. Ltd. Class H	21,301,121	4,683
	Sieyuan Electric Co. Ltd. Class A	694,800	4,683
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	4,645
	Hunan Valin Steel Co. Ltd. Class A	5,789,440	4,612
*	Kunlun Tech Co. Ltd. Class A	1,068,645	4,599
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,589
	Anjoy Foods Group Co. Ltd. Class A	258,228	4,561
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	4,560
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,114,716	4,541
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	4,538
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	4,525
	Yealink Network Technology Corp. Ltd. Class A	991,641	4,524
	Anhui Expressway Co. Ltd. Class H	4,697,025	4,522
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	4,499
	CNGR Advanced Material Co. Ltd. Class A	603,613	4,490
*	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,476
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	4,474
*	China Conch Environment Protection Holdings Ltd.	18,174,611	4,471
	People.cn Co. Ltd. Class A	1,006,600	4,463
*	XD Inc.	2,935,836	4,449
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,659,250	4,443
	Beijing Kingsoft Office Software Inc. Class A	112,393	4,421
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	4,410
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,281,492	4,409
	Canvest Environmental Protection Group Co. Ltd.	9,084,428	4,397
	Digital China Holdings Ltd.	15,965,283	4,382
	Sihuan Pharmaceutical Holdings Group Ltd.	51,842,035	4,378
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	4,357
	Bank of Jiangsu Co. Ltd. Class A	4,605,484	4,345
*,1	Canaan Inc. ADR	2,260,619	4,340
*	Tongkun Group Co. Ltd. Class A	2,192,760	4,331
	Caitong Securities Co. Ltd. Class A	3,984,290	4,325
*	OFILM Group Co. Ltd. Class A	3,086,614	4,307
	Yuexiu REIT	29,906,986	4,281
	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	4,244
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	4,232
[1,3]	Angelalign Technology Inc.	613,678	4,231
*	Gaotu Techedu Inc. ADR	1,888,038	4,229
	Sanan Optoelectronics Co. Ltd. Class A	2,077,600	4,228
	Wens Foodstuffs Group Co. Ltd. Class A	1,641,091	4,215

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Xinyi Energy Holdings Ltd.	24,059,177	4,214
	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	4,203
	Huadian Power International Corp. Ltd. Class A	6,238,600	4,184
	Sailun Group Co. Ltd. Class A	2,722,164	4,180
	Ninestar Corp. Class A	1,234,664	4,141
*,1,3	Arrail Group Ltd.	4,152,500	4,138
	Yuexiu Transport Infrastructure Ltd.	8,000,245	4,134
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	898,330	4,131
	Hoshine Silicon Industry Co. Ltd. Class A	527,780	4,130
	Anhui Expressway Co. Ltd. Class A	2,962,933	4,108
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,235,028	4,101
	Rongsheng Petrochemical Co. Ltd. Class A	2,632,364	4,100
	Yifeng Pharmacy Chain Co. Ltd. Class A	914,225	4,095
	Suzhou Maxwell Technologies Co. Ltd. Class A	246,865	4,076
	Consun Pharmaceutical Group Ltd.	6,925,994	4,074
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	4,062
*,3	Maoyan Entertainment	3,364,377	4,043
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,021
	SUPCON Technology Co. Ltd. Class A	670,938	4,003
	Guoyuan Securities Co. Ltd. Class A	4,218,740	3,992
[1,3]	Zhou Hei Ya International Holdings Co. Ltd.	12,094,752	3,991
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	3,990
*,1,3	Microport Cardioflow Medtech Corp.	16,933,905	3,985
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	3,984
	Huaxin Cement Co. Ltd. Class H	4,171,808	3,978
	By-health Co. Ltd. Class A	1,585,200	3,969
*	Yeahka Ltd.	2,170,172	3,969
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	3,968
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	3,932
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	3,926
	China Railway Signal & Communication Corp. Ltd. Class A	6,084,428	3,906
	Lonking Holdings Ltd.	25,185,798	3,891
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	3,884
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,639,748	3,861
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,861
	Hengtong Optic-electric Co. Ltd. Class A	2,139,860	3,858
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	3,857
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	3,014,436	3,854
	Dongfang Electric Corp. Ltd. Class H	4,005,500	3,843
	BOE Varitronix Ltd.	4,510,854	3,836
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,026,705	3,833
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	3,831
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	116,798	3,824
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,813
	Dong-E-E-Jiao Co. Ltd. Class A	600,180	3,807
	Livzon Pharmaceutical Group Inc. Class A	789,143	3,777
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	3,773
*	Beijing Shougang Co. Ltd. Class A	7,091,095	3,758
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,841,706	3,755
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,461,892	3,751
	Bethel Automotive Safety Systems Co. Ltd. Class A	361,600	3,742
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	3,734
*	Juneyao Airlines Co. Ltd. Class A	1,871,852	3,732
		Shares	Market Value• ($000)
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	3,706
*	Hainan Airlines Holding Co. Ltd. Class A	18,471,790	3,687
	CGN New Energy Holdings Co. Ltd.	14,133,506	3,686
*	Dada Nexus Ltd. ADR	956,916	3,675
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,367,081	3,663
	China National Software & Service Co. Ltd. Class A	778,298	3,659
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	3,653
	Jinko Solar Co. Ltd. Class A	2,813,221	3,650
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	3,649
	Western Superconducting Technologies Co. Ltd. Class A	581,959	3,649
	Angel Yeast Co. Ltd. Class A	762,500	3,646
	Xiamen C & D Inc. Class A	2,711,800	3,624
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,280,700	3,623
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	3,615
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	3,614
	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	3,610
	Huafon Chemical Co. Ltd. Class A	3,639,205	3,609
	Jiangsu Pacific Quartz Co. Ltd. Class A	286,433	3,601
	Western Securities Co. Ltd. Class A	3,943,344	3,589
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	3,587
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	3,579
	TongFu Microelectronics Co. Ltd. Class A	1,274,402	3,578
	Shui On Land Ltd.	40,506,878	3,571
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	3,563
	Ingenic Semiconductor Co. Ltd. Class A	351,646	3,551
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	3,539
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	3,527
	Xinjiang Daqo New Energy Co. Ltd. Class A	722,147	3,527
	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	3,526
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	3,521
	SDIC Capital Co. Ltd. Class A	3,767,000	3,519
	GEM Co. Ltd. Class A	4,388,120	3,516
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	3,515
	Sunwoda Electronic Co. Ltd. Class A	1,592,204	3,507
	Joinn Laboratories China Co. Ltd. Class A	954,382	3,497
[1]	Helens International Holdings Co. Ltd.	4,687,223	3,497
	Western Mining Co. Ltd. Class A	2,033,367	3,496
	Sunresin New Materials Co. Ltd. Class A	470,442	3,496
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	3,490
	Jointown Pharmaceutical Group Co. Ltd. Class A	3,585,191	3,489
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,159,900	3,484
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	3,483
*,1,3	CanSino Biologics Inc. Class H	1,102,302	3,480
	Bank of Changsha Co. Ltd. Class A	3,456,600	3,472
	Chervon Holdings Ltd.	1,414,300	3,464
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	3,460
*	Beijing Shiji Information Technology Co. Ltd. Class A	2,398,177	3,459
	Eastroc Beverage Group Co. Ltd. Class A	131,600	3,455
	China Rare Earth Resources & Technology Co. Ltd. Class A	839,700	3,443
	China Galaxy Securities Co. Ltd. Class A	2,075,200	3,441
	Sichuan Swellfun Co. Ltd. Class A	411,620	3,440
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,435
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	3,430
	Huagong Tech Co. Ltd. Class A	887,200	3,428
	China Foods Ltd.	9,890,706	3,425

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Yanlord Land Group Ltd.	8,277,592	3,420
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,417
	First Capital Securities Co. Ltd. Class A	4,252,600	3,401
	Bank of Chongqing Co. Ltd. Class H	6,573,546	3,395
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,392
	Thunder Software Technology Co. Ltd. Class A	352,928	3,391
	Hubei Energy Group Co. Ltd. Class A	5,766,467	3,389
*	Skshu Paint Co. Ltd. Class A	414,569	3,375
*	Yatsen Holding Ltd. ADR	4,083,865	3,360
	Ningbo Joyson Electronic Corp. Class A	1,301,400	3,356
	China Modern Dairy Holdings Ltd.	32,777,317	3,353
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	859,900	3,352
[1]	China Meidong Auto Holdings Ltd.	6,210,558	3,331
*	Topchoice Medical Corp. Class A	271,779	3,330
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,327
	Guangzhou Automobile Group Co. Ltd. Class A	2,426,040	3,325
	China Zheshang Bank Co. Ltd. Class A	9,531,730	3,324
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	3,322
	JNBY Design Ltd.	2,714,664	3,307
	Beijing United Information Technology Co. Ltd. Class A	641,287	3,301
*	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	3,292
	Jiangsu Yangnong Chemical Co. Ltd. Class A	355,810	3,285
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,284
	Ningbo Deye Technology Co. Ltd. Class A	346,050	3,274
	Zangge Mining Co. Ltd. Class A	1,069,679	3,274
*	DingDong Cayman Ltd. ADR	1,614,643	3,262
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,380,450	3,247
	Songcheng Performance Development Co. Ltd. Class A	2,158,770	3,242
	Southwest Securities Co. Ltd. Class A	5,775,609	3,237
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	3,233
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	3,221
	Sinotrans Ltd. Class A	5,362,321	3,220
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,427,740	3,218
	CPMC Holdings Ltd.	4,193,018	3,216
*	Unisplendour Corp. Ltd. Class A	1,193,152	3,202
	Founder Securities Co. Ltd. Class A	3,083,770	3,196
*,3	Qingdao Ainnovation Technology Group Co. Ltd. Class H	3,365,500	3,180
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,172
	Hangjin Technology Co. Ltd. Class A	636,200	3,171
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	3,157
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,151
	China Baoan Group Co. Ltd. Class A	2,230,264	3,150
	CNPC Capital Co. Ltd. Class A	3,882,657	3,150
	Ginlong Technologies Co. Ltd. Class A	343,110	3,148
*	Seazen Holdings Co. Ltd. Class A	1,934,035	3,141
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	3,134
	China Oilfield Services Ltd. Class A	1,463,290	3,123
	StarPower Semiconductor Ltd. Class A	132,554	3,120
	DBG Technology Co. Ltd. Class A	748,242	3,117
	COSCO SHIPPING Development Co. Ltd. Class A	9,877,172	3,105
*,1	Ming Yuan Cloud Group Holdings Ltd.	7,394,192	3,092
	Sinoma International Engineering Co. Class A	2,290,700	3,089
	AIMA Technology Group Co. Ltd. Class A	804,394	3,089
*,1	Guangzhou R&F Properties Co. Ltd. Class H	21,907,775	3,080
*,1,3	Yidu Tech Inc.	5,787,795	3,078
	Hangzhou First Applied Material Co. Ltd. Class A	878,001	3,068
*	Amlogic Shanghai Co. Ltd. Class A	373,373	3,068
		Shares	Market Value• ($000)
	TangShan Port Group Co. Ltd. Class A	6,291,100	3,062
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	3,060
	BBMG Corp. Class H	30,982,454	3,053
	Zhejiang Supor Co. Ltd. Class A	445,175	3,053
	Haohua Chemical Science & Technology Co. Ltd. Class A	725,297	3,049
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	3,047
	Hubei Dinglong Co. Ltd. Class A	927,300	3,046
	Ecovacs Robotics Co. Ltd. Class A	515,840	3,045
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	3,043
	Sinomine Resource Group Co. Ltd. Class A	594,239	3,038
*,2	China Dili Group	35,982,893	3,035
	Wuhan Jingce Electronic Group Co. Ltd. Class A	257,761	3,034
	Hesteel Co. Ltd. Class A	9,894,043	3,029
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	3,028
	Giant Network Group Co. Ltd. Class A	1,873,300	3,025
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,023
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	3,018
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,015
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,013
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	3,002
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	2,994
[3]	Blue Moon Group Holdings Ltd.	10,929,772	2,993
*	Jinke Smart Services Group Co. Ltd. Class H	2,994,900	2,989
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	2,988
	China International Capital Corp. Ltd. Class A	593,100	2,988
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	2,981
	Jiangxi Copper Co. Ltd. Class A	1,188,301	2,978
	Sichuan Expressway Co. Ltd. Class A	5,439,892	2,975
	Kangji Medical Holdings Ltd.	3,614,782	2,969
	China South Publishing & Media Group Co. Ltd. Class A	1,918,561	2,968
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,468,300	2,968
	Sealand Securities Co. Ltd. Class A	5,956,200	2,940
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,948,000	2,938
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	2,936
*	Spring Airlines Co. Ltd. Class A	391,000	2,927
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	131,600	2,927
*,3	Ocumension Therapeutics	2,972,827	2,927
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,920
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	522,700	2,919
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,918
	Liaoning Port Co. Ltd. Class A	14,139,765	2,918
	China Tobacco International HK Co. Ltd.	2,253,123	2,917
[1,3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	2,912
*	FIH Mobile Ltd.	39,219,562	2,911
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,905
*	National Silicon Industry Group Co. Ltd. Class A	1,169,739	2,903
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,902
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,600	2,896
	China Great Wall Securities Co. Ltd. Class A	2,532,100	2,893
	Digital China Group Co. Ltd. Class A	677,400	2,884
[3]	Pharmaron Beijing Co. Ltd. Class H	1,207,770	2,883

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	2,878
	JiuGui Liquor Co. Ltd. Class A	275,000	2,873
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	2,865
*	Talkweb Information System Co. Ltd. Class A	1,235,783	2,864
	Zhongjin Gold Corp. Ltd. Class A	1,921,200	2,856
	Tangshan Jidong Cement Co. Ltd. Class A	2,918,800	2,854
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	2,851
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	2,850
*	Guangshen Railway Co. Ltd. Class H	15,905,193	2,845
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	2,842
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,841
	Central China Securities Co. Ltd. Class H	19,292,945	2,840
*	CMGE Technology Group Ltd.	16,924,990	2,839
	China Energy Engineering Corp. Ltd. Class H	26,056,185	2,834
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	2,822
*,2,3	China Renaissance Holdings Ltd.	3,036,700	2,821
	LexinFintech Holdings Ltd. ADR	1,541,768	2,814
	China South City Holdings Ltd.	52,997,084	2,811
[1]	Tian Lun Gas Holdings Ltd.	5,785,520	2,811
	TCL Electronics Holdings Ltd.	8,071,213	2,807
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	531,482	2,796
*	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,794
	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,792
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	2,791
	Xiamen Faratronic Co. Ltd. Class A	204,220	2,787
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	2,784
	Bank of Chongqing Co. Ltd. Class A	2,671,659	2,783
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,225,222	2,782
*	Sohu.com Ltd. ADR	337,698	2,779
*	NavInfo Co. Ltd. Class A	2,031,819	2,779
*	Q Technology Group Co. Ltd.	5,484,379	2,773
	Sinofert Holdings Ltd.	24,268,198	2,761
	Yunnan Tin Co. Ltd. Class A	1,429,273	2,761
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,745
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	2,743
	Kingnet Network Co. Ltd. Class A	1,873,000	2,740
	Sonoscape Medical Corp. Class A	415,061	2,737
	Anhui Yingjia Distillery Co. Ltd. Class A	260,800	2,734
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	2,729
*	Jiangsu Hoperun Software Co. Ltd. Class A	747,700	2,726
	Gemdale Corp. Class A	3,857,884	2,722
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	2,716
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	2,712
	Shenzhen SC New Energy Technology Corp. Class A	271,506	2,710
	JA Solar Technology Co. Ltd. Class A	883,891	2,708
	West China Cement Ltd.	29,628,756	2,692
	AVICOPTER plc Class A	517,991	2,689
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,685
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,680
	C&D Property Management Group Co. Ltd.	6,096,088	2,678
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,674
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,672
	Accelink Technologies Co. Ltd. Class A	724,100	2,668
	Ovctek China Inc. Class A	771,904	2,662
*,3	Hope Education Group Co. Ltd.	45,195,194	2,662
	GalaxyCore Inc. Class A	1,057,439	2,662
		Shares	Market Value• ($000)
	Beijing Tiantan Biological Products Corp. Ltd. Class A	673,960	2,659
	Hang Zhou Great Star Industrial Co. Ltd. Class A	978,500	2,651
*	Guolian Securities Co. Ltd. Class A	1,799,100	2,645
	Xiangcai Co. Ltd. Class A	2,377,242	2,645
	YongXing Special Materials Technology Co. Ltd. Class A	386,490	2,643
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	2,641
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	2,641
	Shenzhen Dynanonic Co. Ltd. Class A	245,166	2,637
	CECEP Wind-Power Corp. Class A	6,070,147	2,631
*	SOHO China Ltd.	25,340,856	2,624
	Keda Industrial Group Co. Ltd. Class A	1,760,841	2,622
*	Moody Technology Holdings Ltd.	45,009,730	2,622
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,990,001	2,614
	INESA Intelligent Tech Inc. Class B	4,838,246	2,613
	Canmax Technologies Co. Ltd. Class A	701,123	2,608
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	196,070	2,607
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	2,605
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	2,600
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	2,600
*	Hainan Airport Infrastructure Co. Ltd. Class A	4,992,379	2,600
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	97,851	2,598
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	2,593
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,727,490	2,590
	Datang International Power Generation Co. Ltd. Class A	7,313,411	2,589
	China Lilang Ltd.	5,345,094	2,583
	Hongfa Technology Co. Ltd. Class A	649,819	2,579
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	2,577
	Yankuang Energy Group Co. Ltd. Class A	964,950	2,577
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,435,884	2,575
	Hangcha Group Co. Ltd. Class A	856,444	2,575
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,046,680	2,573
	Harbin Electric Co. Ltd. Class H	8,943,020	2,572
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	2,568
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,981,868	2,567
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,565
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,565
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	2,564
	IKD Co. Ltd. Class A	876,568	2,553
*	Guangshen Railway Co. Ltd. Class A	7,219,700	2,546
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	2,545
*	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	2,539
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	468,944	2,539
*	Cambricon Technologies Corp. Ltd. Class A	172,017	2,539
[1,3]	Sunac Services Holdings Ltd.	9,528,777	2,536
	Eoptolink Technology Inc. Ltd. Class A	586,758	2,530
	Huaxin Cement Co. Ltd. Class A	1,238,181	2,522
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,520
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	2,520
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,677,590	2,519

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	2,519
	Hangzhou Lion Electronics Co. Ltd. Class A	572,480	2,518
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	2,517
	Raytron Technology Co. Ltd. Class A	390,556	2,515
[3]	China New Higher Education Group Ltd.	10,036,112	2,506
	Newland Digital Technology Co. Ltd. Class A	1,070,097	2,503
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,501
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	3,447,500	2,498
*	Visionox Technology Inc. Class A	1,643,272	2,493
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	2,492
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,946,828	2,483
	Longshine Technology Group Co. Ltd. Class A	970,856	2,482
	Northeast Securities Co. Ltd. Class A	2,402,200	2,475
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,467
	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,884	2,457
	Comba Telecom Systems Holdings Ltd.	21,596,993	2,456
[3]	Linklogis Inc. Class B	12,469,293	2,454
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	409,249	2,454
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	2,443
	Gongniu Group Co. Ltd. Class A	168,971	2,442
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,441
	Oppein Home Group Inc. Class A	205,000	2,439
*	Hainan Meilan International Airport Co. Ltd. Class H	2,999,641	2,433
	Zhejiang Huayou Cobalt Co. Ltd. Class A	482,775	2,430
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,425
	Chengxin Lithium Group Co. Ltd. Class A	754,270	2,422
*	Qingdao Sentury Tire Co. Ltd. Class A	582,200	2,422
	Risen Energy Co. Ltd. Class A	995,059	2,416
	Yunnan Copper Co. Ltd. Class A	1,599,700	2,412
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,404
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,398
	DHC Software Co. Ltd. Class A	2,776,500	2,392
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	2,391
	Goldwind Science & Technology Co. Ltd. Class A	1,985,858	2,388
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	2,383
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	2,381
*,3	Mobvista Inc.	5,913,000	2,378
	Hoyuan Green Energy Co. Ltd. Class A	465,554	2,377
	Weihai Guangwei Composites Co. Ltd. Class A	677,984	2,374
	First Tractor Co. Ltd. Class H	4,684,714	2,372
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	2,369
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,908,101	2,369
[3]	Medlive Technology Co. Ltd.	2,370,500	2,367
[3]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,328,938	2,354
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	2,348
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	2,325
	Sinocare Inc. Class A	564,449	2,324
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,318
	Glarun Technology Co. Ltd. Class A	1,186,100	2,317
		Shares	Market Value• ($000)
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	2,314
	Yangling Metron New Material Inc. Class A	423,700	2,311
	Tian Di Science & Technology Co. Ltd. Class A	3,268,145	2,305
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,303
*,3	Venus MedTech Hangzhou Inc. Class H	4,053,877	2,300
	Health & Happiness H&H International Holdings Ltd.	2,032,307	2,298
	Shanghai M&G Stationery Inc. Class A	433,200	2,295
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,833,449	2,293
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	577,923	2,292
	KPC Pharmaceuticals Inc. Class A	784,700	2,290
*,1,3	Alliance International Education Leasing Holdings Ltd.	12,633,000	2,290
	Gemdale Properties & Investment Corp. Ltd.	77,186,302	2,287
	China Kings Resources Group Co. Ltd. Class A	539,110	2,285
*	Beijing BDStar Navigation Co. Ltd. Class A	505,000	2,282
	Gaona Aero Material Co. Ltd. Class A	771,520	2,282
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	2,281
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,273
*	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	2,273
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	2,273
*	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,272
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	2,269
	Qilu Bank Co. Ltd. Class A	4,116,985	2,269
	Victory Giant Technology Huizhou Co. Ltd. Class A	814,662	2,267
	Dajin Heavy Industry Co. Ltd. Class A	598,500	2,267
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,266
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,566,086	2,265
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,263
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,262
	China Kepei Education Group Ltd.	8,583,574	2,262
	Zhuhai Huafa Properties Co. Ltd. Class A	1,966,400	2,256
	Beijing Roborock Technology Co. Ltd. Class A	52,176	2,255
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	113,997	2,250
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,246
	GCL Energy Technology Co. Ltd. Class A	1,409,800	2,241
*	BTG Hotels Group Co. Ltd. Class A	981,188	2,240
	Shanghai Haixin Group Co. Class B	7,509,733	2,239
	CGN Power Co. Ltd. Class A	5,506,600	2,235
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	2,233
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	2,381,397	2,232
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,223
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	2,222
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	2,222
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	2,218
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,400,870	2,214
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,212
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	2,212
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,195,840	2,207

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	2,206
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,200
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	2,200
*	Chengtun Mining Group Co. Ltd. Class A	3,525,800	2,195
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	2,192
	Sinotruk Jinan Truck Co. Ltd. Class A	1,086,919	2,191
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,187
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,505,200	2,185
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,182
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,182
	Avary Holding Shenzhen Co. Ltd. Class A	744,640	2,182
	Qingdao TGOOD Electric Co. Ltd. Class A	885,418	2,181
	BBMG Corp. Class A	7,690,291	2,176
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	2,167
	iRay Technology Co. Ltd. Class A	71,008	2,167
	Xuji Electric Co. Ltd. Class A	920,400	2,163
	Central China Securities Co. Ltd. Class A	4,044,600	2,162
	Han's Laser Technology Industry Group Co. Ltd. Class A	736,400	2,162
	Venustech Group Inc. Class A	604,074	2,159
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,277,507	2,159
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,155
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	2,155
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	2,151
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,145
*	Sinopec Oilfield Service Corp. Class H	30,488,792	2,144
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,674,100	2,143
	Pylon Technologies Co. Ltd. Class A	137,555	2,142
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,427,980	2,139
	Isoftstone Information Technology Group Co. Ltd. Class A	437,500	2,139
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,350,680	2,137
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	2,134
	Jafron Biomedical Co. Ltd. Class A	659,726	2,134
	Ningbo Xusheng Group Co. Ltd. Class A	882,240	2,133
*	Shandong Hi-Speed New Energy Group Ltd.	6,552,861	2,133
*,1	Agile Group Holdings Ltd.	22,230,040	2,130
	Taiji Computer Corp. Ltd. Class A	542,591	2,127
*	Sai Micro Electronics Inc. Class A	644,774	2,124
	Yankershop Food Co. Ltd. Class A	196,603	2,118
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	2,113
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	2,112
	Valiant Co. Ltd. Class A	899,400	2,112
*	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	2,111
	China Meheco Co. Ltd. Class A	1,291,309	2,110
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	2,108
*	Wuxi Taiji Industry Co. Ltd. Class A	2,381,953	2,107
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,106
	Leader Harmonious Drive Systems Co. Ltd. Class A	123,423	2,106
*	Shenzhen Goodix Technology Co. Ltd. Class A	207,600	2,101
	Zhongtai Securities Co. Ltd. Class A	2,145,300	2,100
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,099
*	Sichuan New Energy Power Co. Ltd. Class A	1,309,607	2,098
		Shares	Market Value• ($000)
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,096
[3]	China East Education Holdings Ltd.	5,453,627	2,096
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,092
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	2,090
	Arcsoft Corp. Ltd. Class A	434,951	2,086
	Gansu Energy Chemical Co. Ltd. Class A	4,745,472	2,085
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	840,000	2,082
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	2,075
*	MOG Digitech Holdings Ltd.	7,369,064	2,075
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,073
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	2,072
	Geovis Technology Co. Ltd. Class A	307,290	2,072
*,1	Sino-Ocean Group Holding Ltd.	39,013,553	2,069
*	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,069
	Zhejiang Hailiang Co. Ltd. Class A	1,402,100	2,069
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,562,100	2,069
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,063
	Fibocom Wireless Inc. Class A	726,408	2,061
[3]	Red Star Macalline Group Corp. Ltd. Class H	6,526,764	2,060
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	2,053
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	2,049
	Piotech Inc. Class A	59,146	2,043
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	2,036
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	2,026
	Qingdao Gaoce Technology Co. Ltd. Class A	312,169	2,025
	CETC Digital Technology Co. Ltd. Class A	640,150	2,024
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,023
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	479,300	2,023
	Shede Spirits Co. Ltd. Class A	128,300	2,020
	Do-Fluoride New Materials Co. Ltd. Class A	923,300	2,019
	Shanghai Huafon Aluminium Corp. Class A	901,900	2,019
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,016
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	2,015
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	2,013
*	Guangdong Golden Dragon Development Inc. Class A	983,400	2,011
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	2,008
	Hainan Haide Capital Management Co. Ltd. Class A	1,222,160	2,008
	Xingda International Holdings Ltd.	11,883,921	2,007
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	2,005
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	2,002
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	2,002
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	1,999
*,1,2,3	Redco Properties Group Ltd.	11,748,787	1,997
	Wuhan DR Laser Technology Corp. Ltd. Class A	220,416	1,985
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	1,980
*	China Tianying Inc. Class A	2,447,700	1,979
	Grandblue Environment Co. Ltd. Class A	811,936	1,974
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,974
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	932,202	1,968
	Wuxi Autowell Technology Co. Ltd. Class A	104,952	1,961
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	1,960
	Dongguan Yiheda Automation Co. Ltd. Class A	481,105	1,960
	Xinjiang Tianshan Cement Co. Ltd. Class A	2,008,880	1,958

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	1,954
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,951
	Maanshan Iron & Steel Co. Ltd. Class A	5,170,861	1,951
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	1,950
*	Oriental Energy Co. Ltd. Class A	1,355,200	1,950
	GoodWe Technologies Co. Ltd. Class A	121,954	1,948
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	1,936
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	1,930
	Kaishan Group Co. Ltd. Class A	1,002,149	1,928
	Fujian Funeng Co. Ltd. Class A	1,646,634	1,928
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	1,922
	Cathay Biotech Inc. Class A	264,211	1,920
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,910
	Intco Medical Technology Co. Ltd. Class A	631,800	1,906
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	1,903
	Edifier Technology Co. Ltd. Class A	850,900	1,895
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	1,894
	Xi'an Triangle Defense Co. Ltd. Class A	480,920	1,887
	Xiamen Bank Co. Ltd. Class A	2,587,906	1,876
	Dian Diagnostics Group Co. Ltd. Class A	594,000	1,868
	An Hui Wenergy Co. Ltd. Class A	2,156,921	1,867
	CETC Potevio Science & Technology Co. Ltd. Class A	593,000	1,864
*	Qi An Xin Technology Group Inc. Class A	295,389	1,863
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	546,595	1,860
	Porton Pharma Solutions Ltd. Class A	459,571	1,859
	3peak Inc. Class A	84,331	1,857
	Huali Industrial Group Co. Ltd. Class A	270,358	1,856
	East Group Co. Ltd. Class A	2,114,600	1,854
[3]	Midea Real Estate Holding Ltd.	2,705,935	1,851
	China International Marine Containers Group Co. Ltd. Class A	2,041,550	1,846
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,102,488	1,841
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	1,839
	Xiamen Xiangyu Co. Ltd. Class A	2,093,901	1,835
*	Hybio Pharmaceutical Co. Ltd. Class A	839,100	1,830
*	Sinopec Oilfield Service Corp. Class A	6,875,700	1,825
	Weifu High-Technology Group Co. Ltd. Class A	826,241	1,824
	Shenzhen Envicool Technology Co. Ltd. Class A	520,137	1,824
	Jiangsu Expressway Co. Ltd. Class A	1,353,375	1,822
*	Loongson Technology Corp. Ltd. Class A	163,612	1,822
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	1,821
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	1,819
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	1,819
	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,817
*	ASR Microelectronics Co. Ltd. Class A	203,873	1,817
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	1,814
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,810
	Perfect World Co. Ltd. Class A	1,102,250	1,809
	Eastern Communications Co. Ltd. Class B	4,633,259	1,808
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,806
	Electric Connector Technology Co. Ltd. Class A	317,622	1,806
*	Gree Real Estate Co. Ltd. Class A	1,853,769	1,806
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	67,919	1,805
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,804
	Riyue Heavy Industry Co. Ltd. Class A	937,561	1,804
	Hunan Gold Corp. Ltd. Class A	1,130,420	1,802
		Shares	Market Value• ($000)
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	1,790
	Wolong Electric Group Co. Ltd. Class A	1,162,300	1,785
*	Leo Group Co. Ltd. Class A	5,903,800	1,783
*	Youdao Inc. ADR	427,583	1,783
	C&S Paper Co. Ltd. Class A	1,196,908	1,777
[1,3]	Joinn Laboratories China Co. Ltd. Class H	953,458	1,777
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	767,586	1,775
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,772
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	163,900	1,767
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	1,763
	China World Trade Center Co. Ltd. Class A	649,700	1,762
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	1,759
	Sichuan Expressway Co. Ltd. Class H	6,093,253	1,754
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,747
	Shanxi Coal International Energy Group Co. Ltd. Class A	783,700	1,746
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,745
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,745
	Harbin Boshi Automation Co. Ltd. Class A	973,925	1,745
	MLS Co. Ltd. Class A	1,374,116	1,743
	Chinalin Securities Co. Ltd. Class A	913,000	1,741
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	1,737
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,736
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	1,734
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	250,900	1,731
	Kehua Data Co. Ltd. Class A	451,480	1,727
	Jingjin Equipment Inc. Class A	549,340	1,727
	Angang Steel Co. Ltd. Class A	4,720,450	1,723
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,723
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	1,723
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	1,723
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	1,722
	Konfoong Materials International Co. Ltd. Class A	203,000	1,721
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	369,405	1,720
	B-Soft Co. Ltd. Class A	1,746,795	1,719
	Hainan Poly Pharm Co. Ltd. Class A	396,876	1,718
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,717
	Jilin Electric Power Co. Ltd. Class A	2,676,400	1,713
*	Greenland Holdings Corp. Ltd. Class A	4,907,200	1,710
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	1,708
*,1	KWG Group Holdings Ltd.	17,735,041	1,703
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,702
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	4,742,274	1,698
*	Beijing Compass Technology Development Co. Ltd. Class A	210,900	1,696
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,694
*	STO Express Co. Ltd. Class A	1,295,147	1,693
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,691
	All Winner Technology Co. Ltd. Class A	492,830	1,687

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Pret Composites Co. Ltd. Class A	897,960	1,687
*	YaGuang Technology Group Co. Ltd. Class A	1,311,300	1,682
*	Antong Holdings Co. Ltd. Class A	4,679,400	1,682
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	1,680
	Shanghai Bailian Group Co. Ltd. Class B	3,078,364	1,678
	Goke Microelectronics Co. Ltd. Class A	183,500	1,674
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,672
	HLA Group Corp. Ltd. Class A	1,643,599	1,671
	Xiamen Kingdomway Group Co. Class A	667,531	1,669
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,667
	Youngy Co. Ltd. Class A	219,700	1,667
	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	1,667
*,1	Zhuguang Holdings Group Co. Ltd.	32,182,422	1,664
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	1,662
	Caida Securities Co. Ltd. Class A	1,539,600	1,662
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,330,940	1,661
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,656
	Daan Gene Co. Ltd. Class A	1,241,370	1,654
	Oriental Pearl Group Co. Ltd. Class A	1,636,200	1,652
	Sinolink Securities Co. Ltd. Class A	1,322,200	1,652
	Hisense Visual Technology Co. Ltd. Class A	516,200	1,643
	Xinhuanet Co. Ltd. Class A	470,135	1,639
	Wasu Media Holding Co. Ltd. Class A	1,649,700	1,638
	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,633
	Baowu Magnesium Technology Co. Ltd. Class A	625,866	1,629
	Anhui Guangxin Agrochemical Co. Ltd. Class A	715,008	1,627
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,625
*	DouYu International Holdings Ltd. ADR	1,878,388	1,619
	Shenzhen Expressway Corp. Ltd. Class A	1,225,048	1,619
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,618
	Jiuzhitang Co. Ltd. Class A	1,115,301	1,616
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,616
	Laobaixing Pharmacy Chain JSC Class A	463,596	1,609
	ORG Technology Co. Ltd. Class A	2,629,700	1,607
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	381,200	1,607
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,606
*	Tongdao Liepin Group	2,184,451	1,605
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,601
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	96,886	1,596
	Sinofibers Technology Co. Ltd. Class A	372,623	1,592
*	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,581
*	Tibet Mineral Development Co. Class A	454,900	1,581
*,1,3	CStone Pharmaceuticals	5,858,876	1,576
	Kunshan Dongwei Technology Co. Ltd. Class A	221,003	1,573
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,572
	Yutong Bus Co. Ltd. Class A	843,300	1,572
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,572
	China Wafer Level CSP Co. Ltd. Class A	483,383	1,570
	Addsino Co. Ltd. Class A	1,350,000	1,568
*	Lakala Payment Co. Ltd. Class A	660,500	1,566
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,565
	Sanquan Food Co. Ltd. Class A	782,125	1,564
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,563
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	1,562
	Levima Advanced Materials Corp. Class A	600,553	1,562
	Foran Energy Group Co. Ltd. Class A	947,405	1,550
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,548
		Shares	Market Value• ($000)
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,547
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,547
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,546
	Nanjing Securities Co. Ltd. Class A	1,404,900	1,545
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,543
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,541
*	Wonders Information Co. Ltd. Class A	1,247,700	1,538
*	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	1,532
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,532
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,530
*	Ourpalm Co. Ltd. Class A	2,521,175	1,525
*	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,523
	ACM Research Shanghai Inc. Class A	92,349	1,523
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,520
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,047,900	1,517
	Zhejiang Longsheng Group Co. Ltd. Class A	1,245,900	1,516
	Jade Bird Fire Co. Ltd. Class A	685,772	1,512
	Jinduicheng Molybdenum Co. Ltd. Class A	1,100,100	1,510
	YGSOFT Inc. Class A	1,901,455	1,509
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	927,700	1,508
	Shenergy Co. Ltd. Class A	1,871,400	1,507
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,504
	Chongqing Department Store Co. Ltd. Class A	406,400	1,501
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	1,501
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,501
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	1,499
	Huaxia Eye Hospital Group Co. Ltd. Class A	268,800	1,499
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,497
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,497
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,496
*	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,494
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,494
*,1	LVGEM China Real Estate Investment Co. Ltd.	13,310,602	1,492
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,491
*	Fujian Kuncai Material Technology Co. Ltd. Class A	202,000	1,491
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	537,901	1,489
*	SICC Co. Ltd. Class A	179,211	1,489
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,455,700	1,487
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,487
	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,486
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,486
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	1,485
*	China TransInfo Technology Co. Ltd. Class A	940,000	1,482
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,481
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	229,800	1,478
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,478

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Shandong Humon Smelting Co. Ltd. Class A	927,700	1,476
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,476
*	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,476
*	Tsinghua Tongfang Co. Ltd. Class A	1,295,600	1,474
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	1,473
	Hangzhou Shunwang Technology Co. Ltd. Class A	727,143	1,472
	Yusys Technologies Co. Ltd. Class A	644,320	1,472
	Jiangsu ToLand Alloy Co. Ltd. Class A	347,750	1,472
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,470
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,469
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	1,064,400	1,469
	APT Medical Inc. Class A	30,193	1,469
	Hwatsing Technology Co. Ltd. Class A	50,262	1,466
*	Sangfor Technologies Inc. Class A	127,679	1,465
*	HUYA Inc. ADR	468,015	1,465
	Shandong Publishing & Media Co. Ltd. Class A	1,297,287	1,464
	Tianshan Aluminum Group Co. Ltd. Class A	1,653,200	1,464
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,463
	Eastern Communications Co. Ltd. Class A	819,500	1,463
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,459
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	199,829	1,458
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,453
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,453
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,446
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,443
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	1,440
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	2,011,140	1,440
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,439
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,439
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,439
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,436
	Xinxiang Richful Lube Additive Co. Ltd. Class A	247,190	1,434
	Zhejiang HangKe Technology Inc. Co. Class A	426,585	1,433
*	Yonghui Superstores Co. Ltd. Class A	3,399,100	1,431
*	Jiangxi Ganneng Co. Ltd. Class A	1,253,000	1,431
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	230,100	1,431
	Empyrean Technology Co. Ltd. Class A	101,183	1,430
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,425
	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	1,425
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,423
*	Beijing North Star Co. Ltd. Class A	5,026,781	1,422
*	PCI Technology Group Co. Ltd. Class A	1,814,000	1,420
	Piesat Information Technology Co. Ltd. Class A	238,662	1,419
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,419
	Ausnutria Dairy Corp. Ltd.	4,025,000	1,416
	Hexing Electrical Co. Ltd. Class A	456,320	1,416
*,1,3	Shimao Services Holdings Ltd.	9,158,563	1,416
	Zhuhai CosMX Battery Co. Ltd. Class A	500,235	1,415
	Beijing eGOVA Co. Ltd. Class A	591,742	1,414
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,446,000	1,412
	Sichuan Teway Food Group Co. Ltd. Class A	699,942	1,411
	Xianhe Co. Ltd. Class A	575,100	1,411
	Yunda Holding Co. Ltd. Class A	1,130,885	1,410
		Shares	Market Value• ($000)
	Shanghai Haohai Biological Technology Co. Ltd. Class A	104,038	1,409
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,406
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,406
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	1,406
	Sichuan Changhong Electric Co. Ltd. Class A	1,736,200	1,405
	Sineng Electric Co. Ltd. Class A	360,917	1,405
	Henan Mingtai Al Industrial Co. Ltd. Class A	834,578	1,402
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,400
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	1,398
*	Tianfeng Securities Co. Ltd. Class A	3,188,700	1,396
*	Pacific Securities Co. Ltd. Class A	2,713,400	1,395
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	1,393
	Guangdong Advertising Group Co. Ltd. Class A	2,015,300	1,393
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,392
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,390
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,271,974	1,390
*,3	Viva Biotech Holdings	8,471,158	1,389
	Moon Environment Technology Co. Ltd. Class A	794,000	1,389
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,387
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,384
	Fulin Precision Co. Ltd. Class A	953,570	1,383
	Shennan Circuits Co. Ltd. Class A	145,287	1,382
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	1,378
	Jiangling Motors Corp. Ltd. Class A	617,478	1,375
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,375
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,375
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	968,668	1,373
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,371
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,370
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,368
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,366
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,365
	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,363
	Beijing Tongtech Co. Ltd. Class A	526,422	1,363
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,363
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,362
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,358
	Norinco International Cooperation Ltd. Class A	872,185	1,358
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,354
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	202,300	1,354
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	1,352
	CITIC Heavy Industries Co. Ltd. Class A	2,697,687	1,349
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,347
	KBC Corp. Ltd. Class A	125,594	1,347
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,317,800	1,347
*	Lifan Technology Group Co. Ltd. Class A	2,577,600	1,346
	Wencan Group Co. Ltd. Class A	245,885	1,345
	CMST Development Co. Ltd. Class A	1,922,706	1,344
	Guocheng Mining Co. Ltd. Class A	935,164	1,343

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	1,341
	Baiyin Nonferrous Group Co. Ltd. Class A	3,567,400	1,341
	Joyoung Co. Ltd. Class A	733,277	1,338
*	Alpha Group Class A	1,335,100	1,332
	Suning Universal Co. Ltd. Class A	3,542,392	1,331
	China XD Electric Co. Ltd. Class A	2,105,883	1,331
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	214,972	1,331
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,329
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,328
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,326
	City Development Environment Co. Ltd. Class A	880,900	1,324
	Hunan Changyuan Lico Co. Ltd. Class A	1,135,273	1,323
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,322
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	884,000	1,321
	Suofeiya Home Collection Co. Ltd. Class A	535,400	1,318
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,314
	Jinhui Liquor Co. Ltd. Class A	349,682	1,314
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,313
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,313
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	1,312
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,309
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,308
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	147,000	1,307
	Quectel Wireless Solutions Co. Ltd. Class A	199,918	1,306
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,305
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,305
	Shanghai Stonehill Technology Co. Ltd. Class A	3,404,121	1,304
	Beijing Capital Development Co. Ltd. Class A	2,560,813	1,301
*	Chongqing Taiji Industry Group Co. Ltd. Class A	228,400	1,299
	Chengzhi Co. Ltd. Class A	1,133,107	1,297
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,296
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	1,296
	Sino Biological Inc. Class A	108,269	1,296
	Hubei Yihua Chemical Industry Co. Ltd. Class A	930,400	1,294
	Rockchip Electronics Co. Ltd. Class A	145,199	1,294
*	Niu Technologies ADR	598,668	1,293
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,292
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,292
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	1,826,200	1,291
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,060,020	1,291
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	1,287
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,207,100	1,284
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	1,282
	Keboda Technology Co. Ltd. Class A	138,400	1,282
	Jinlei Technology Co. Ltd. Class A	300,359	1,282
	Juewei Food Co. Ltd. Class A	265,364	1,281
	AVIC Chengdu UAS Co. Ltd. Class A	206,479	1,280
	Opple Lighting Co. Ltd. Class A	479,456	1,279
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,276
		Shares	Market Value• ($000)
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	1,276
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,275
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,507,400	1,273
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,272
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,271
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	251,693	1,271
	Kingsemi Co. Ltd. Class A	61,300	1,269
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,268
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,268
	JCHX Mining Management Co. Ltd. Class A	256,000	1,268
	Lier Chemical Co. Ltd. Class A	767,622	1,265
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,263
	Western Region Gold Co. Ltd. Class A	713,000	1,262
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	870,400	1,260
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,259
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,257
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,254
	Xinyu Iron & Steel Co. Ltd. Class A	2,250,100	1,252
	China Merchants Port Group Co. Ltd. Class A	581,974	1,249
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,248
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,423,595	1,243
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	228,159	1,241
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,239
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,239
	Shanghai Belling Co. Ltd. Class A	574,800	1,238
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	1,233
*	Wintime Energy Group Co. Ltd. Class A	6,570,800	1,231
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,229
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,229
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,224
	Nuode New Materials Co. Ltd. Class A	1,508,846	1,223
*	Beiqi Foton Motor Co. Ltd. Class A	2,949,100	1,222
	Red Star Macalline Group Corp. Ltd. Class A	2,095,464	1,220
*	Holitech Technology Co. Ltd. Class A	2,698,600	1,217
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,215
	Shenzhen Desay Battery Technology Co. Class A	278,655	1,215
*	Xian International Medical Investment Co. Ltd. Class A	947,000	1,213
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	1,210
	Lao Feng Xiang Co. Ltd. Class A	142,228	1,210
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,209
*	JS Corrugating Machinery Co. Ltd. Class A	610,600	1,207
[3]	Everbright Securities Co. Ltd. Class H	1,773,632	1,205
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,201
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,200
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	1,198
*	BeiGene Ltd. Class A	58,838	1,195
*	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,194

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	China Express Airlines Co. Ltd. Class A	1,222,790	1,194
	Jiangsu Azure Corp. Class A	944,100	1,194
*	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,193
	Wuxi NCE Power Co. Ltd. Class A	225,587	1,193
	Autohome Inc. Class A	179,728	1,191
	BOC International China Co. Ltd. Class A	798,300	1,190
*	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	1,189
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	1,188
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,186
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,184
	Tasly Pharmaceutical Group Co. Ltd. Class A	584,000	1,182
*	China Film Co. Ltd. Class A	723,532	1,182
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,242,525	1,181
*	IRICO Display Devices Co. Ltd. Class A	1,426,500	1,181
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	795,100	1,180
*	Lancy Co. Ltd. Class A	396,400	1,180
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	1,179
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,179
	First Tractor Co. Ltd. Class A	744,400	1,178
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,177
	PNC Process Systems Co. Ltd. Class A	308,880	1,177
*	Xinfengming Group Co. Ltd. Class A	681,669	1,174
	Xiamen Amoytop Biotech Co. Ltd. Class A	195,362	1,174
	ZWSOFT Co. Ltd. Guangzhou Class A	79,643	1,173
*	CanSino Biologics Inc. Class A	108,088	1,172
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	323,162	1,171
	Tangrenshen Group Co. Ltd. Class A	1,270,500	1,169
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	1,168
*	Focused Photonics Hangzhou Inc. Class A	469,100	1,165
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,165
*	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	1,164
*	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	1,164
	Jiangsu Cnano Technology Co. Ltd. Class A	291,265	1,163
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,162
*	Kidswant Children Products Co. Ltd. Class A	985,213	1,162
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,161
	Skyworth Digital Co. Ltd. Class A	701,757	1,158
	Three's Co. Media Group Co. Ltd. Class A	140,632	1,157
*	Farasis Energy Gan Zhou Co. Ltd. Class A	480,518	1,157
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,156
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	1,155
*	Hwa Create Co. Ltd. Class A	304,900	1,150
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	581,500	1,146
	PhiChem Corp. Class A	472,160	1,144
	Suplet Power Co. Ltd. Class A	507,650	1,141
	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	1,141
	Camel Group Co. Ltd. Class A	1,012,512	1,140
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	1,139
	Goldenmax International Group Ltd. Class A	858,300	1,138
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,137
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,137
	Kingfa Sci & Tech Co. Ltd. Class A	1,082,100	1,136
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	2,312,300	1,134
	Minmetals Capital Co. Ltd. Class A	1,632,100	1,134
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	1,133
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,132
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	655,700	1,131
		Shares	Market Value• ($000)
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,129
*	Shengda Resources Co. Ltd. Class A	648,000	1,127
	Guizhou Chanhen Chemical Corp. Class A	441,000	1,127
	Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	1,126
*	Zhejiang Jingu Co. Ltd. Class A	1,054,612	1,125
*	China First Heavy Industries Co. Ltd. Class A	2,801,700	1,118
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	503,169	1,115
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,114
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,113
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	552,900	1,113
	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,112
	Jinneng Science&Technology Co. Ltd. Class A	986,880	1,111
	CCCG Real Estate Corp. Ltd. Class A	731,300	1,111
	Wellhope Foods Co. Ltd. Class A	921,083	1,110
	Shanghai Medicilon Inc. Class A	113,255	1,109
	China National Medicines Corp. Ltd. Class A	281,700	1,108
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,108
	Bluestar Adisseo Co. Class A	1,072,112	1,107
	Guangdong South New Media Co. Ltd. Class A	222,495	1,105
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	1,103
	Huaan Securities Co. Ltd. Class A	1,664,800	1,099
*	Topsec Technologies Group Inc. Class A	854,400	1,098
	China Fangda Group Co. Ltd. Class B	4,848,095	1,097
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,097
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,096
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,096
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	1,094
*	Cosmopolitan International Holdings Ltd.	2,446,156	1,094
*	Sinocelltech Group Ltd. Class A	160,541	1,090
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,089
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	522,760	1,089
*	Jinke Properties Group Co. Ltd. Class A	4,716,739	1,088
	Qinhuangdao Port Co. Ltd. Class A	2,673,200	1,086
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	1,086
*	Zotye Automobile Co. Ltd. Class A	2,255,300	1,085
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,085
	Foryou Corp. Class A	238,590	1,085
	Shenzhen Click Technology Co. Ltd. Class A	554,900	1,083
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	332,248	1,081
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	1,081
*	Polaris Bay Group Co. Ltd. Class A	810,100	1,080
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,078
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,078
*	Orient Group Inc. Class A	3,504,600	1,078
	Liaoning Cheng Da Co. Ltd. Class A	643,300	1,076
	Guangdong Aofei Data Technology Co. Ltd. Class A	890,070	1,076
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	1,073
	Cheng De Lolo Co. Ltd. Class A	929,868	1,072
	Pacific Textiles Holdings Ltd.	5,618,123	1,071
*	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,068
	Sinochem International Corp. Class A	1,572,300	1,068
	Winall Hi-Tech Seed Co. Ltd. Class A	855,960	1,068
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,067
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,066

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,233,600	1,066
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	1,063
*	Hongbo Co. Ltd. Class A	231,726	1,061
	Nanjing Gaoke Co. Ltd. Class A	1,260,300	1,059
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,057
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,056
	China Petroleum Engineering Corp. Class A	2,303,400	1,052
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	5,659,200	1,050
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	271,400	1,050
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,049
	Tibet Urban Development & Investment Co. Ltd. Class A	653,100	1,049
*	Tibet Summit Resources Co. Ltd. Class A	543,640	1,048
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	690,193	1,047
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	376,661	1,046
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	1,045
*	INKON Life Technology Co. Ltd. Class A	743,300	1,045
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,044
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	1,044
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,044
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,044
	Shanghai AtHub Co. Ltd. Class A	383,838	1,042
*	Sanwei Holding Group Co. Ltd. Class A	427,000	1,039
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	1,036
*	China Reform Health Management & Services Group Co. Ltd. Class A	732,103	1,035
	Shandong Xiantan Co. Ltd. Class A	1,040,300	1,035
*	Great Chinasoft Technology Co. Ltd. Class A	689,000	1,033
*	Shanghai Awinic Technology Co. Ltd. Class A	90,749	1,032
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,030
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,029
	Winner Medical Co. Ltd. Class A	187,129	1,028
	Hoymiles Power Electronics Inc. Class A	33,500	1,026
	Truking Technology Ltd. Class A	666,100	1,025
	Andon Health Co. Ltd. Class A	209,366	1,024
	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,022
	CSG Holding Co. Ltd. Class A	1,382,132	1,022
	Wangfujing Group Co. Ltd. Class A	421,500	1,019
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,018
	Bafang Electric Suzhou Co. Ltd. Class A	155,120	1,013
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,012
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,011
	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,009
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,226,351	1,009
	Xinzhi Group Co. Ltd. Class A	409,300	1,009
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	1,007
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,004
	Xi'an Bright Laser Technologies Co. Ltd. Class A	68,315	1,002
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	224,890	1,001
	Autobio Diagnostics Co. Ltd. Class A	164,505	1,000
*	BOE HC SemiTek Corp. Class A	1,098,500	999
		Shares	Market Value• ($000)
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	336,000	999
*	China Hainan Rubber Industry Group Co. Ltd. Class A	1,622,000	994
	Dongguan Development Holdings Co. Ltd. Class A	805,100	993
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	993
*	Archermind Technology Nanjing Co. Ltd. Class A	156,995	993
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	495,200	993
*	China High Speed Transmission Equipment Group Co. Ltd.	4,221,236	987
	Anhui Huaheng Biotechnology Co. Ltd. Class A	71,204	987
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	986
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	985
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	983
	Edan Instruments Inc. Class A	671,600	983
*	Minmetals Development Co. Ltd. Class A	774,210	979
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	978
	Top Resource Energy Co. Ltd. Class A	762,200	977
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	975
*	CETC Chips Technology Inc. Class A	495,000	974
	Bank of Lanzhou Co. Ltd. Class A	2,417,700	972
	Xinhu Zhongbao Co. Ltd. Class A	2,981,200	970
	Innuovo Technology Co. Ltd. Class A	1,168,300	970
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	970
	Hualan Biological Vaccine Inc. Class A	238,100	970
*	Fushun Special Steel Co. Ltd. Class A	766,800	969
	Luyang Energy-Saving Materials Co. Ltd.	458,998	967
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	50,822	967
	Beyondsoft Corp. Class A	610,300	965
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	964
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	963
	Visual China Group Co. Ltd. Class A	497,697	963
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	962
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	962
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	961
	Beijing Dahao Technology Corp. Ltd. Class A	578,880	958
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	957
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	956
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	954
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	951
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	950
*	Shanghai Anlogic Infotech Co. Ltd. Class A	176,890	950
	Sino Wealth Electronic Ltd. Class A	279,255	949
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,365,100	949
	ADAMA Ltd. Class A	933,088	947
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	946
	Sany Heavy Energy Co. Ltd. Class A	234,445	946
*	Shanghai DZH Ltd. Class A	891,100	945
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	942
*	5I5J Holding Group Co. Ltd. Class A	2,864,381	942
	Qingdao Hanhe Cable Co. Ltd. Class A	1,790,630	942
	Wushang Group Co. Ltd. Class A	797,600	941
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	940
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	939
*	Shandong Xinchao Energy Corp. Ltd. Class A	2,679,100	939
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	939

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Financial Leasing Co. Ltd. Class A	1,429,900	934
	Hongta Securities Co. Ltd. Class A	875,000	933
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	931
	Dosilicon Co. Ltd. Class A	181,798	931
	Aisino Corp. Class A	613,200	930
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	930
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	929
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	927
*	Shenyang Machine Tool Co. Ltd. Class A	914,500	924
	Jiajiayue Group Co. Ltd. Class A	610,605	922
	Loncin Motor Co. Ltd. Class A	1,213,000	921
	China Enterprise Co. Ltd. Class A	1,995,331	921
*,3	Archosaur Games Inc.	3,518,676	921
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	921
	Rianlon Corp. Class A	212,700	920
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	919
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	919
*	Sensteed Hi-tech Group Class A	4,040,100	917
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	359,875	914
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	912
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	910
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	520,052	910
	Guobang Pharma Ltd. Class A	334,387	910
	Guangdong Provincial Expressway Development Co. Ltd. Class A	821,800	908
*	Tianjin Trolia Information Technology Co. Ltd. Class A	1,571,000	908
	Eyebright Medical Technology Beijing Co. Ltd. Class A	36,907	907
	Maccura Biotechnology Co. Ltd. Class A	421,315	906
*	Huafu Fashion Co. Ltd. Class A	1,846,024	904
	Beijing Balance Medical Technology Co. Ltd. Class A	49,446	904
	Luoniushan Co. Ltd. Class A	1,132,600	901
	Henan Pinggao Electric Co. Ltd. Class A	607,300	900
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	899
*	Nanjing Tanker Corp. Class A	2,195,871	898
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	896
	Liaoning Chengda Biotechnology Co. Ltd. Class A	196,155	896
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	893
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	890
*	Tech-Bank Food Co. Ltd. Class A	1,650,160	888
*	Nations Technologies Inc. Class A	541,000	885
	China Railway Construction Heavy Industry Corp. Ltd. Class A	1,598,303	882
*	Shenzhen World Union Group Inc. Class A	2,523,380	881
	Shantui Construction Machinery Co. Ltd. Class A	1,241,100	881
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	163,480	879
*	HyUnion Holding Co. Ltd. Class A	943,800	878
	China Railway Hi-tech Industry Co. Ltd. Class A	797,300	876
	Client Service International Inc. Class A	412,050	876
	Shenzhen Das Intellitech Co. Ltd. Class A	2,018,100	872
	State Grid Yingda Co. Ltd. Class A	1,300,669	871
	Micro-Tech Nanjing Co. Ltd. Class A	72,077	871
	China Harzone Industry Corp. Ltd. Class A	841,475	870
		Shares	Market Value• ($000)
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,505,600	869
	Nanjing Vazyme Biotech Co. Ltd. Class A	190,188	866
	Sinosoft Co. Ltd. Class A	206,700	865
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	863
	Guangzhou Development Group Inc. Class A	1,132,700	862
	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	860
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	97,900	857
	GRG Metrology & Test Group Co. Ltd. Class A	444,960	856
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	856
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	158,611	853
	Willfar Information Technology Co. Ltd. Class A	227,740	853
	Estun Automation Co. Ltd. Class A	331,100	852
	Windey Energy Technology Group Co. Ltd. Class A	587,600	852
	China Science Publishing & Media Ltd. Class A	239,500	851
	Shandong Iron & Steel Co. Ltd. Class A	4,341,200	849
	Xilinmen Furniture Co. Ltd. Class A	322,900	848
*	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	848
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	844
*	Zhongtong Bus Co. Ltd. Class A	600,900	842
*	Henan Zhongfu Industry Co. Ltd. Class A	1,810,900	842
	Chengdu RML Technology Co. Ltd. Class A	95,150	840
	Tianjin Port Co. Ltd. Class A	1,446,529	839
	Shenma Industry Co. Ltd. Class A	780,300	837
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,150,600	836
	KingClean Electric Co. Ltd. Class A	265,519	834
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	834
	Marssenger Kitchenware Co. Ltd. Class A	342,300	834
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	830
	Ligao Foods Co. Ltd. Class A	112,820	830
	Digital China Information Service Group Co. Ltd. Class A	496,802	829
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	202,000	829
	Chengdu Bright Eye Hospital Co. Ltd. Class A	61,000	829
	JSTI Group Class A	1,085,980	827
	Hangzhou Onechance Tech Corp. Class A	254,009	825
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	167,637	825
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	824
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	823
	Suzhou Novosense Microelectronics Co. Ltd. Class A	41,979	823
*	Double Medical Technology Inc. Class A	153,925	822
	Hainan Jinpan Smart Technology Co. Ltd. Class A	179,236	821
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	819
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	819
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	344,994	818
	Henan Liliang Diamond Co. Ltd. Class A	177,300	817
	Guangdong Hybribio Biotech Co. Ltd. Class A	649,135	816
*	Anhui Golden Seed Winery Co. Ltd. Class A	261,100	816
	Shanghai Environment Group Co. Ltd. Class A	628,000	813
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	509,100	812
	Triangle Tyre Co. Ltd. Class A	397,800	812
*	Wuxi Boton Technology Co. Ltd. Class A	369,100	810
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	809

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	807
	NYOCOR Co. Ltd. Class A	871,200	807
	Ningbo Zhenyu Technology Co. Ltd. Class A	100,473	806
	DongFeng Automobile Co. Ltd. Class A	961,300	801
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	800
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	568,942	800
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	800
	Zhejiang Yinlun Machinery Co. Ltd. Class A	332,862	800
	China Coal Xinji Energy Co. Ltd. Class A	1,216,330	800
	JL Mag Rare-Earth Co. Ltd. Class A	352,064	796
*	Bestechnic Shanghai Co. Ltd. Class A	46,434	792
	Shunfa Hengye Corp. Class A	1,492,300	791
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	791
	Appotronics Corp. Ltd. Class A	202,953	788
*	Beijing Sinohytec Co. Ltd. Class A	116,968	787
	Jihua Group Corp. Ltd. Class A	1,986,800	785
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	78,100	781
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	780
	Bank of Xi'an Co. Ltd. Class A	1,640,339	779
*	Konka Group Co. Ltd. Class A	1,345,700	778
	Qingdao Port International Co. Ltd. Class A	951,020	778
	CSSC Science & Technology Co. Ltd. Class A	321,600	777
	TRS Information Technology Corp. Ltd. Class A	353,400	777
	COFCO Sugar Holding Co. Ltd. Class A	661,500	776
	ApicHope Pharmaceutical Co. Ltd. Class A	197,700	774
	CIMC Vehicles Group Co. Ltd. Class A	558,100	773
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	770
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	731,872	770
	Baoji Titanium Industry Co. Ltd. Class A	176,742	770
	XTC New Energy Materials Xiamen Co. Ltd. Class A	133,714	770
[3]	China Everbright Greentech Ltd.	7,599,690	769
*	Beijing Water Business Doctor Co. Ltd. Class A	813,300	768
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	544,100	768
*	Deppon Logistics Co. Ltd. Class A	375,100	767
	Xiamen Intretech Inc. Class A	319,260	762
	BGI Genomics Co. Ltd. Class A	113,290	762
*	FESCO Group Co. Ltd. Class A	250,900	760
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	757
	Hangzhou Iron & Steel Co. Class A	1,286,900	756
	Zhejiang Chengchang Technology Co. Ltd. Class A	62,490	755
	Anhui Heli Co. Ltd. Class A	330,200	754
	Changchun BCHT Biotechnology Co. Ltd. Class A	86,488	752
	Yotrio Group Co. Ltd. Class A	1,733,900	751
*	Blivex Energy Technology Co. Ltd. Class A	3,837,700	751
	Shanghai Chinafortune Co. Ltd. Class A	446,500	751
	Transfar Zhilian Co. Ltd. Class A	1,103,868	749
	Semitronix Corp. Class A	59,801	745
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	743
	Beijing CTJ Information Technology Co. Ltd. Class A	89,169	743
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	742
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	741
*	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	741
	XGD Inc. Class A	232,400	739
	Unilumin Group Co. Ltd. Class A	842,477	738
		Shares	Market Value• ($000)
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	738
	Jiangzhong Pharmaceutical Co. Ltd. Class A	267,800	737
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	315,056	736
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	735
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	179,800	730
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	915,500	729
	China West Construction Group Co. Ltd. Class A	788,377	726
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,717,100	726
	Shandong Head Group Co. Ltd. Class A	312,967	725
	Jinko Power Technology Co. Ltd. Class A	1,444,700	723
	Shanghai Jahwa United Co. Ltd. Class A	226,300	722
	Beijing Wandong Medical Technology Co. Ltd. Class A	294,200	722
	Chongqing Chuanyi Automation Co. Ltd. Class A	178,800	721
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	2,335,600	719
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,464,500	718
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,014,300	718
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	386,800	716
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	52,234	710
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	113,808	708
*	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	707
	Era Co. Ltd. Class A	974,000	707
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	483,991	704
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	298,000	704
	Sichuan Injet Electric Co. Ltd. Class A	99,100	701
	Monalisa Group Co. Ltd. Class A	338,185	699
	Lingyun Industrial Corp. Ltd. Class A	621,200	696
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	696
	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	695
	China Publishing & Media Co. Ltd. Class A	600,000	694
*	Wondershare Technology Group Co. Ltd. Class A	62,800	693
	Neway Valve Suzhou Co. Ltd. Class A	344,900	690
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	690
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	741,800	688
	Sino GeoPhysical Co. Ltd. Class A	286,763	684
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	531,400	681
	Center International Group Co. Ltd. Class A	298,188	681
	Beijing Sifang Automation Co. Ltd. Class A	354,000	680
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	454,300	680
	Black Peony Group Co. Ltd. Class A	854,300	679
*	Triumph New Energy Co. Ltd. Class A	361,900	678
*	Fujian Snowman Co. Ltd. Class A	661,700	678
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	675
	Shinva Medical Instrument Co. Ltd. Class A	203,700	672
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	950,800	672
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	232,874	669
	Xi'An Shaangu Power Co. Ltd. Class A	629,400	668
	Shenzhen Hopewind Electric Co. Ltd. Class A	199,280	667

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Youzu Interactive Co. Ltd. Class A	441,400	666
	OPT Machine Vision Tech Co. Ltd. Class A	47,524	662
	Yueyang Forest & Paper Co. Ltd. Class A	754,835	659
	INESA Intelligent Tech Inc. Class A	382,700	657
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	916,000	656
*	New Journey Health Technology Group Co. Ltd. Class A	1,493,100	651
*	Vantone Neo Development Group Co. Ltd. Class A	842,700	650
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	649
*	QuantumCTek Co. Ltd. Class A	36,777	649
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,512,200	647
	Nanjing Cosmos Chemical Co. Ltd. Class A	73,500	645
	Guizhou Zhenhua E-chem Inc. Class A	202,435	644
*	Top Energy Co. Ltd. Shanxi Class A	505,400	643
	Jenkem Technology Co. Ltd. Class A	37,841	642
*	China Grand Automotive Services Group Co. Ltd. Class A	2,437,800	640
	Ningbo Boway Alloy Material Co. Ltd. Class A	300,000	640
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	637
*	Rising Nonferrous Metals Share Co. Ltd. Class A	128,600	637
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	183,700	636
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	455,800	636
	Huaming Power Equipment Co. Ltd. Class A	375,200	636
	Tianneng Battery Group Co. Ltd. Class A	144,857	636
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,050,010	635
	Jinyu Bio-Technology Co. Ltd. Class A	495,900	634
	Blue Sail Medical Co. Ltd. Class A	663,503	634
	Sichuan EM Technology Co. Ltd. Class A	383,000	633
	Toly Bread Co. Ltd. Class A	527,612	630
*	COL Group Co. Ltd. Class A	327,300	630
	Shenzhen Tellus Holding Co. Ltd. Class A	275,900	625
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	622
	Triumph Science & Technology Co. Ltd. Class A	394,900	622
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	622
	Primarius Technologies Co. Ltd. Class A	189,183	621
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	857,694	621
*	CIG Shanghai Co. Ltd. Class A	125,300	620
	Wuxi Rural Commercial Bank Co. Ltd. Class A	888,900	619
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	430,100	617
*	Sichuan Hongda Co. Ltd. Class A	946,600	617
	Zhejiang Huatong Meat Products Co. Ltd. Class A	267,800	615
	Southern Publishing & Media Co. Ltd. Class A	312,100	614
	Guangzhou Port Co. Ltd. Class A	1,438,500	614
	Shanghai Datun Energy Resources Co. Ltd. Class A	334,400	613
	Shanghai Bailian Group Co. Ltd. Class A	437,300	612
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	612
	Advanced Fiber Resources Zhuhai Ltd. Class A	115,065	609
	Guotai Epoint Software Co. Ltd. Class A	122,998	608
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	244,094	608
	Sinomach Automobile Co. Ltd. Class A	608,400	608
*	Anhui Genuine New Materials Co. Ltd. Class A	518,343	605
*	Yijiahe Technology Co. Ltd. Class A	143,360	603
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	444,900	602
		Shares	Market Value• ($000)
	East China Engineering Science & Technology Co. Ltd. Class A	508,975	601
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,488,900	599
	Zhejiang Tony Electronic Co. Ltd. Class A	106,800	599
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	2,004,307	597
	Bros Eastern Co. Ltd. Class A	794,200	596
	Dongfang Electronics Co. Ltd. Class A	576,600	596
	Fujian Apex Software Co. Ltd. Class A	76,400	596
*	Harbin Hatou Investment Co. Ltd. Class A	732,396	595
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	776,230	594
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	257,700	591
	Zhejiang Construction Investment Group Co. Ltd. Class A	361,400	591
	Shanghai Yaoji Technology Co. Ltd. Class A	185,200	588
*	Shenzhen Infinova Ltd. Class A	504,000	588
	Hainan Mining Co. Ltd. Class A	645,600	587
	Servyou Software Group Co. Ltd. Class A	139,400	587
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	586
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	183,068	586
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	950,600	586
*	Guangdong DFP New Material Group Co. Ltd.	1,078,400	585
	Kailuan Energy Chemical Co. Ltd. Class A	644,200	584
	Dashang Co. Ltd. Class A	248,500	582
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	82,354	581
	C*Core Technology Co. Ltd. Class A	141,467	580
	Jiangsu Amer New Material Co. Ltd. Class A	566,800	577
	Dongfeng Electronic Technology Co. Ltd. Class A	367,509	576
	TDG Holdings Co. Ltd. Class A	487,600	576
	QuakeSafe Technologies Co. Ltd. Class A	223,142	574
	BMC Medical Co. Ltd. Class A	40,000	574
*	Chengdu Guoguang Electric Co. Ltd. Class A	49,579	572
	Beijing Haohua Energy Resource Co. Ltd. Class A	737,300	570
*	North China Pharmaceutical Co. Ltd. Class A	684,100	570
	Giantec Semiconductor Corp. Class A	66,053	566
	Guizhou Guihang Automotive Components Co. Ltd. Class A	318,100	566
	China Animal Husbandry Industry Co. Ltd. Class A	372,400	565
*	Autel Intelligent Technology Corp. Ltd. Class A	148,007	563
*	DBAPP Security Ltd. Class A	34,775	563
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	562
	Shenzhen Topraysolar Co. Ltd. Class A	969,900	562
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	387,500	560
	Shenzhen Xinyichang Technology Co. Ltd. Class A	44,646	559
	Changjiang Publishing & Media Co. Ltd. Class A	538,700	558
	Ningbo Yongxin Optics Co. Ltd. Class A	49,000	552
	Anhui Xinhua Media Co. Ltd. Class A	607,900	550
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	549
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	418,700	547
*	Harbin Pharmaceutical Group Co. Ltd. Class A	1,093,209	544
	Jinhong Gas Co. Ltd. Class A	161,940	544
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	138,200	544
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	543
	Shanghai SMI Holding Co. Ltd. Class A	966,100	541

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Far East Smarter Energy Co. Ltd. Class A	885,400	540
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	626,900	538
	Elion Energy Co. Ltd. Class A	1,434,269	537
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	2,498,400	536
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	190,341	534
*	Delixi New Energy Technology Co. Ltd. Class A	189,980	533
	Yuneng Technology Co. Ltd. Class A	31,482	526
	Anhui Yingliu Electromechanical Co. Ltd. Class A	280,700	522
	Shanghai Tianchen Co. Ltd. Class A	375,200	521
	Ningxia Building Materials Group Co. Ltd. Class A	203,400	517
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	516
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	803,000	515
	Linktel Technologies Co. Ltd. Class A	54,500	513
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	147,300	511
	Beijing Gehua CATV Network Co. Ltd. Class A	486,966	510
	Foshan Electrical & Lighting Co. Ltd. Class A	486,800	509
*	Beijing Teamsun Technology Co. Ltd. Class A	473,500	509
	Central China Land Media Co. Ltd. Class A	371,800	509
	Sunstone Development Co. Ltd. Class A	209,600	508
	Arctech Solar Holding Co. Ltd. Class A	47,831	508
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	173,900	506
*	Shenzhen SDG Information Co. Ltd. Class A	413,300	503
*,2	China Fishery Group Ltd.	9,033,000	501
*	Anyang Iron & Steel Inc. Class A	1,561,000	497
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	495
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	311,600	494
	Range Intelligent Computing Technology Group Co. Ltd. Class A	154,400	493
	Baoxiniao Holding Co. Ltd. Class A	590,900	493
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	201,800	489
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	275,200	488
*	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	488
	IReader Technology Co. Ltd. Class A	189,000	487
	Suzhou Everbright Photonics Co. Ltd. Class A	58,437	487
	Shandong Yulong Gold Co. Ltd. Class A	310,100	483
	Cinda Real Estate Co. Ltd. Class A	904,814	482
	Beijing Jingneng Power Co. Ltd. Class A	1,179,000	482
*	Espressif Systems Shanghai Co. Ltd. Class A	34,249	482
	Guomai Technologies Inc. Class A	454,100	481
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	381,800	479
*	Jiangsu Etern Co. Ltd. Class A	636,600	477
*	Shanghai Guijiu Co. Ltd. Class A	147,000	477
	Focus Technology Co. Ltd. Class A	127,600	476
[3]	Qingdao Port International Co. Ltd. Class H	951,832	475
*	Shenzhen Comix Group Co. Ltd. Class A	510,300	472
*	Shanghai Milkground Food Tech Co. Ltd. Class A	200,200	472
	Zhejiang Hangmin Co. Ltd. Class A	402,300	467
*	New Guomai Digital Culture Co. Ltd. Class A	336,200	465
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	79,632	465
*	Neusoft Corp. Class A	352,800	461
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	338,500	461
	Jangho Group Co. Ltd. Class A	487,700	459
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	670,878	459
		Shares	Market Value• ($000)
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	78,920	458
	Zhuzhou Times New Material Technology Co. Ltd. Class A	335,100	457
	Zhongmin Energy Co. Ltd. Class A	742,600	457
	Northeast Pharmaceutical Group Co. Ltd. Class A	611,100	456
*	Taiyuan Heavy Industry Co. Ltd. Class A	1,431,700	456
*	Hunan Corun New Energy Co. Ltd. Class A	626,800	454
	Rongan Property Co. Ltd. Class A	1,182,600	449
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	421,600	449
	Xiamen Jihong Technology Co. Ltd. Class A	160,000	448
	Innovation New Material Technology Co. Ltd. Class A	655,800	448
*	Lecron Industrial Development Group Co. Ltd. Class A	477,000	448
*	Sinopec Oilfield Equipment Corp. Class A	487,340	446
	Hymson Laser Technology Group Co. Ltd. Class A	85,902	445
	China Southern Power Grid Energy Storage Co. Ltd. Class A	354,100	441
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	300,100	440
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	420,400	440
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	62,514	438
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	626,343	437
*	Gosuncn Technology Group Co. Ltd. Class A	732,100	435
*	Foshan Yowant Technology Co. Ltd. Class A	376,400	434
*	ChangYuan Technology Group Ltd. Class A	583,400	433
	Qiming Information Technology Co. Ltd. Class A	154,200	433
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	514,800	432
	Hangzhou Sunrise Technology Co. Ltd. Class A	226,100	432
	Befar Group Co. Ltd. Class A	697,000	431
*	Beken Corp. Class A	107,100	431
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,204,700	428
	ABA Chemicals Corp. Class A	407,300	428
	Henan Zhongyuan Expressway Co. Ltd. Class A	874,500	427
*	Enjoyor Technology Co. Ltd. Class A	351,200	427
	Jiangsu Huaxicun Co. Ltd. Class A	385,900	426
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	529,400	426
	Macmic Science & Technology Co. Ltd. Class A	63,581	425
	Changzhou Qianhong Biopharma Co. Ltd. Class A	569,400	420
*	Shanxi Guoxin Energy Corp. Ltd. Class A	744,300	420
*	Guoguang Electric Co. Ltd. Class A	194,700	420
	Zhongyuan Environment-Protection Co. Ltd. Class A	427,700	419
	China Southern Power Grid Technology Co. Ltd. Class A	114,240	419
*	Baotailong New Materials Co. Ltd. Class A	803,800	419
	Shenzhen Aisidi Co. Ltd. Class A	389,000	413
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	206,975	411
*	Toread Holdings Group Co. Ltd. Class A	376,600	411
	Guangxi LiuYao Group Co. Ltd. Class A	144,020	408
*	Tellhow Sci-Tech Co. Ltd. Class A	458,400	408
*	Gohigh Networks Co. Ltd. Class A	475,800	407
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	793,100	407
*	Shandong Chenming Paper Holdings Ltd. Class A	659,200	404
	Motic Xiamen Electric Group Co. Ltd. Class A	232,100	404

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Xiangyu Medical Co. Ltd. Class A	58,723	403
	Changzheng Engineering Co. Ltd. Class A	209,800	402
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	255,800	401
*	Huaihe Energy Group Co. Ltd. Class A	1,132,900	401
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	728,600	401
	Ningxia Jiaze New Energy Co. Ltd. Class A	811,500	400
*	Guizhou Gas Group Corp. Ltd. Class A	355,600	400
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	351,100	399
	Greatoo Intelligent Equipment Inc. Class A	899,800	399
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	363,800	398
*	Kingsignal Technology Co. Ltd. Class A	297,800	397
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	189,100	397
*	Zhewen Interactive Group Co. Ltd. Class A	520,800	396
	Shenzhen Noposin Crop Science Co. Ltd. Class A	383,600	394
	Changshu Fengfan Power Equipment Co. Ltd. Class A	594,300	394
	Merit Interactive Co. Ltd. Class A	180,900	394
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	170,092	393
	Huadian Heavy Industries Co. Ltd. Class A	500,700	393
*	Pengxin International Mining Co. Ltd. Class A	951,900	393
*	Beijing Thunisoft Corp. Ltd. Class A	339,000	392
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	392
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	319,300	389
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,063,500	388
	Shanghai Hile Bio-Technology Co. Ltd. Class A	252,400	387
*	Jilin Yatai Group Co. Ltd. Class A	1,314,700	386
*	Hiconics Eco-energy Technology Co. Ltd. Class A	558,300	385
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	656,700	383
*	Datang Huayin Electric Power Co. Ltd. Class A	825,700	382
	China Sports Industry Group Co. Ltd. Class A	335,600	382
	Luxin Venture Capital Group Co. Ltd. Class A	243,600	381
*	Phenix Optical Co. Ltd. Class A	125,800	381
*	Long Yuan Construction Group Co. Ltd. Class A	630,500	380
	Guangdong Marubi Biotechnology Co. Ltd. Class A	104,600	377
	China Oil HBP Science & Technology Co. Ltd. Class A	784,300	377
	Kuangda Technology Group Co. Ltd. Class A	534,300	376
	Jiang Su Suyan Jingshen Co. Ltd. Class A	316,800	376
	Guizhou Tyre Co. Ltd. Class A	426,068	376
	Shenzhen Invt Electric Co. Ltd. Class A	333,900	373
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	340,600	372
	Bestore Co. Ltd. Class A	134,958	372
*	UTour Group Co. Ltd. Class A	393,100	370
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	378,200	370
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	255,300	369
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	206,562	367
*	Huayi Brothers Media Corp. Class A	1,045,200	366
	Tianjin Teda Co. Ltd. Class A	659,000	365
*	Hainan Haiyao Co. Ltd. Class A	561,400	364
	CCS Supply Chain Management Co. Ltd. Class A	454,600	362
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	251,600	362
*	Jiangsu Gian Technology Co. Ltd. Class A	80,700	362
	Jiangxi Ganyue Expressway Co. Ltd. Class A	617,000	360
		Shares	Market Value• ($000)
	Zhende Medical Co. Ltd. Class A	102,100	360
	Sun Create Electronics Co. Ltd. Class A	126,600	359
*	Wuhan P&S Information Technology Co. Ltd. Class A	471,300	359
	Fujian Expressway Development Co. Ltd. Class A	807,700	358
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	766,700	357
	Insigma Technology Co. Ltd. Class A	408,100	357
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	381,762	357
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	556,100	356
	Mesnac Co. Ltd. Class A	380,800	356
	Luolai Lifestyle Technology Co. Ltd. Class A	259,000	353
	Shanghai Industrial Development Co. Ltd. Class A	681,600	353
	Cangzhou Dahua Co. Ltd. Class A	180,600	350
*	Beijing Baination Pictures Co. Ltd. Class A	422,800	350
	Guangdong Topstar Technology Co. Ltd. Class A	175,400	349
	Zhejiang NetSun Co. Ltd. Class A	114,600	348
	Guangdong Guanhao High-Tech Co. Ltd. Class A	707,700	348
	Jinzhou Yongshan Lithium Co. Ltd. Class A	234,400	348
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	240,200	346
	Shenzhen Hello Tech Energy Co. Ltd. Class A	40,479	345
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	134,700	345
	Shanghai Titan Scientific Co. Ltd. Class A	48,479	345
	Sanchuan Wisdom Technology Co. Ltd. Class A	472,800	345
*	China Fortune Land Development Co. Ltd. Class A	1,341,100	344
	Yabao Pharmaceutical Group Co. Ltd. Class A	287,700	344
	Guodian Nanjing Automation Co. Ltd. Class A	370,200	344
*	Beijing Philisense Technology Co. Ltd. Class A	562,200	343
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,319,100	343
	Cybrid Technologies Inc. Class A	159,900	343
*	Jishi Media Co. Ltd. Class A	1,352,700	342
	Suzhou Oriental Semiconductor Co. Ltd. Class A	29,722	341
	Chimin Health Management Co. Ltd. Class A	252,600	341
	Jiangsu Hongdou Industrial Co. Ltd. Class A	850,900	340
*	ChemPartner PharmaTech Co. Ltd. Class A	277,961	339
*,2	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	339
	North Electro-Optic Co. Ltd. Class A	208,100	339
*	CSG Smart Science&Technology Co. Ltd. Class A	351,000	337
	Jiangsu Yinhe Electronics Co. Ltd. Class A	425,100	337
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	622,600	336
	Shanghai Zhezhong Group Co. Ltd. Class A	215,600	335
*	Ningxia Western Venture Industrial Co. Ltd. Class A	552,800	334
*	Hanwang Technology Co. Ltd. Class A	111,200	333
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	282,400	332
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	218,500	331
	Jiangsu Transimage Technology Co. Ltd. Class A	122,300	331
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	500,400	330
*	AECC Aero Science & Technology Co. Ltd. Class A	126,600	330
	Guangdong Vanward New Electric Co. Ltd. Class A	288,200	329
	Yechiu Metal Recycling China Ltd. Class A	889,000	329

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nanjing Pharmaceutical Co. Ltd. Class A	472,400	327
*	Henan Huanghe Whirlwind Co. Ltd. Class A	686,200	326
	Stanley Agricultural Group Co. Ltd. Class A	380,600	326
*	China CYTS Tours Holding Co. Ltd. Class A	223,000	325
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	237,000	324
	Tongyu Communication Inc. Class A	123,200	322
*	Beijing Watertek Information Technology Co. Ltd. Class A	654,700	322
*	Beijing Join-Cheer Software Co. Ltd. Class A	350,200	322
*	EGing Photovoltaic Technology Co. Ltd. Class A	454,600	321
	Huaren Pharmaceutical Co. Ltd. Class A	534,800	320
*	Guangdong Shaoneng Group Co. Ltd. Class A	548,400	319
	Shandong Lukang Pharma Class A	332,800	319
*	Nanfang Zhongjin Environment Co. Ltd. Class A	744,800	318
	Time Publishing & Media Co. Ltd. Class A	224,100	318
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	588,000	318
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	269,400	318
	China Railway Tielong Container Logistics Co. Ltd. Class A	382,800	317
	Dlg Exhibitions & Events Corp. Ltd. Class A	251,400	317
	Liaoning Energy Industry Co. Ltd. Class A	592,900	317
*	Xinxiang Chemical Fiber Co. Ltd. Class A	688,087	316
*	Guizhou Zhongyida Co. Ltd. Class A	313,800	316
*	Shenyang Jinbei Automotive Co. Ltd. Class A	487,700	315
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	39,600	315
*	Guizhou Chitianhua Co. Ltd. Class A	815,200	315
*	Yuzhou Group Holdings Co. Ltd.	17,332,579	314
	263 Network Communications Co. Ltd. Class A	490,630	313
*	Road King Infrastructure Ltd.	1,603,041	311
*	Sinodata Co. Ltd. Class A	127,100	310
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	72,100	309
	Sanjiang Shopping Club Co. Ltd. Class A	206,000	309
	Jiangsu Changbao Steeltube Co. Ltd. Class A	395,800	309
	Hangzhou Jiebai Group Co. Ltd. Class A	316,676	308
	Chongqing Road & Bridge Co. Ltd. Class A	425,400	308
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	464,900	306
*	Guangdong Shirongzhaoye Co. Ltd. Class A	335,400	305
*	Jinzhou Port Co. Ltd. Class A	733,900	305
*	Shaanxi Construction Machinery Co. Ltd. Class A	552,800	305
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	238,900	305
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	499,400	305
	Canny Elevator Co. Ltd. Class A	284,500	304
	Hubei Century Network Technology Co. Ltd. Class A	188,400	304
*	Greattown Holdings Ltd. Class A	691,300	302
	Zhuhai Port Co. Ltd. Class A	411,800	301
*	Henan Ancai Hi-Tech Co. Ltd. Class A	463,544	301
*	Xiwang Foodstuffs Co. Ltd. Class A	481,800	300
	Shenzhen Topway Video Communication Co. Ltd. Class A	338,400	300
	Henan Hengxing Science & Technology Co. Ltd. Class A	689,257	300
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	344,900	299
	Guangdong Lyric Robot Automation Co. Ltd. Class A	51,376	299
*	Liuzhou Iron & Steel Co. Ltd. Class A	629,000	298
	ZhongYeDa Electric Co. Ltd. Class A	233,700	296
*	Zhongfu Information Inc. Class A	98,700	295
		Shares	Market Value• ($000)
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	469,000	295
	Sansure Biotech Inc. Class A	128,512	294
	Qingdao Citymedia Co. Ltd. Class A	295,200	294
	Digiwin Software Co. Ltd. Class A	109,000	293
	China Wuyi Co. Ltd. Class A	678,600	292
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	222,100	292
*	Solareast Holdings Co. Ltd. Class A	368,900	291
	Beijing Sanyuan Foods Co. Ltd. Class A	449,800	290
	Hongrun Construction Group Co. Ltd. Class A	460,800	290
	Hangzhou Weiguang Electronic Co. Ltd. Class A	102,000	288
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	231,900	282
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	223,100	282
	Beijing SDL Technology Co. Ltd. Class A	256,900	282
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	261,400	280
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	553,800	279
*	Jiangsu Zongyi Co. Ltd. Class A	425,100	279
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	694,300	277
	China Union Holdings Ltd. Class A	516,300	277
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	614,900	277
	Citic Offshore Helicopter Co. Ltd. Class A	254,200	276
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	179,187	275
*	Fire Rock Holdings Ltd.	11,508,300	275
	Shanghai Baosteel Packaging Co. Ltd. Class A	356,200	274
	Shanghai Hiuv New Materials Co. Ltd. Class A	29,011	273
	Hubei Chutian Smart Communication Co. Ltd. Class A	511,700	272
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	612,900	270
*	Hongli Zhihui Group Co. Ltd. Class A	238,900	270
	Hanwei Electronics Group Corp. Class A	123,000	269
	Haining China Leather Market Co. Ltd. Class A	470,600	268
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	68,600	268
	Fujian Qingshan Paper Industry Co. Ltd. Class A	801,400	266
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	155,100	266
	CITIC Press Corp. Class A	78,400	265
*	Better Life Commercial Chain Share Co. Ltd. Class A	387,200	264
	Shanghai Huayi Group Co. Ltd. Class A	283,200	264
*	Beijing Aerospace Changfeng Co. Ltd. Class A	175,258	264
*	Shanghai Kinetic Medical Co. Ltd. Class A	284,200	263
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	260,800	262
	Beijing WKW Automotive Parts Co. Ltd. Class A	532,800	262
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	158,500	262
*	Zhejiang Huamei Holding Co. Ltd. Class A	425,400	262
*	Hengbao Co. Ltd. Class A	233,100	262
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	340,400	261
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	426,800	260
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	356,500	259
	Bright Real Estate Group Co. Ltd. Class A	847,900	258
	Shanghai Haixin Group Co. Class A	274,500	257
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	149,500	256

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Forever Technology Co. Ltd. Class A	256,700	254
	Shenzhen Properties & Resources Development Group Ltd. Class A	207,100	254
	Anhui Guofeng New Materials Co. Ltd. Class A	340,700	254
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	293,700	253
*	Royal Group Co. Ltd. Class A	350,000	253
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	307,700	252
	Daheng New Epoch Technology Inc. Class A	178,400	252
	Rizhao Port Co. Ltd. Class A	646,100	252
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	205,100	252
	Huangshan Novel Co. Ltd. Class A	214,500	251
*	Poly Union Chemical Holding Group Co. Ltd. Class A	206,300	250
	Guangdong Goworld Co. Ltd. Class A	195,400	248
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	301,100	248
	MYS Group Co. Ltd. Class A	513,300	247
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	279,600	247
	Vatti Corp. Ltd. Class A	305,100	246
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	371,000	246
	Orient International Enterprise Ltd. Class A	262,600	246
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	294,300	245
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	120,800	244
	Chongqing Port Co. Ltd. Class A	424,900	244
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	161,100	243
	Maoye Commercial Co. Ltd. Class A	474,600	242
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	324,482	241
*	Grand Industrial Holding Group Co. Ltd. Class A	249,300	241
	Eastcompeace Technology Co. Ltd. Class A	165,100	241
	Joeone Co. Ltd. Class A	176,800	241
*	Fujian Rongji Software Co. Ltd. Class A	258,800	241
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	671,701	240
	Sichuan Meifeng Chemical IND Class A	238,300	240
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	664,500	239
*	Zhuhai Bojay Electronics Co. Ltd. Class A	57,200	239
*	CASIN Real Estate Development Group Co. Ltd. Class A	489,600	239
	Gansu Yasheng Industrial Group Co. Ltd. Class A	578,300	237
*	JinJian Cereals Industry Co. Ltd. Class A	227,000	237
	Xiamen International Airport Co. Ltd. Class A	135,900	236
	EIT Environmental Development Group Co. Ltd. Class A	114,800	236
	Jilin Sino-Microelectronics Co. Ltd. Class A	248,000	236
*	Beijing Global Safety Technology Co. Ltd. Class A	84,100	235
	Jiangsu Lianyungang Port Co. Ltd. Class A	414,200	235
	Inspur Software Co. Ltd. Class A	121,400	234
*	Chongqing Dima Industry Co. Ltd. Class A	1,087,500	233
	Hainan Expressway Co. Ltd. Class A	391,600	233
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	108,300	232
	Xiamen Port Development Co. Ltd. Class A	240,400	231
	Shanghai Maling Aquarius Co. Ltd. Class A	239,800	229
*	Infund Holding Co. Ltd. Class A	574,700	229
	Jiangsu General Science Technology Co. Ltd. Class A	440,600	229
*	Huatian Hotel Group Co. Ltd. Class A	420,760	229
		Shares	Market Value• ($000)
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	689,800	228
*	Hengdian Entertainment Co. Ltd. Class A	114,800	227
*,3	Ascletis Pharma Inc.	948,704	227
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	131,900	227
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	618,366	226
	Jiangsu Sunshine Co. Ltd. Class A	775,500	225
*	Huangshan Tourism Development Co. Ltd. Class A	142,700	223
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	115,300	221
	Contec Medical Systems Co. Ltd. Class A	72,500	217
*,2	Yango Group Co. Ltd. Class A	3,984,593	201
	Three Squirrels Inc. Class A	75,800	190
*	Times China Holdings Ltd.	3,593,559	165
*	China SCE Group Holdings Ltd.	5,852,345	130
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	251,831	82
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	13,000	6
*,2	Boshiwa International Holding Ltd.	2,777,000	—
*,2	China Zhongwang Holdings Ltd.	17,459,813	—
			27,675,061
Colombia (0.0%)
	Ecopetrol SA	62,128,907	36,574
	Bancolombia SA ADR	1,182,398	30,009
	Bancolombia SA	3,531,313	25,181
	Interconexion Electrica SA ESP	5,838,679	20,569
	Grupo Aval Acciones y Valores SA ADR	158,187	362
			112,695
Czech Republic (0.0%)
	CEZ A/S	2,145,769	91,853
	Komercni Banka A/S	1,021,340	29,934
[3]	Moneta Money Bank A/S	4,464,776	17,262
	Philip Morris CR A/S	8,295	5,711
	Colt CZ Group SE	88,545	2,118
			146,878
Denmark (2.0%)
	Novo Nordisk A/S Class B	42,473,072	4,097,642
	DSV A/S	2,408,499	359,928
*	Vestas Wind Systems A/S	13,656,530	296,002
*	Genmab A/S	886,545	250,611
	Danske Bank A/S	8,992,949	210,963
	Coloplast A/S Class B	1,685,238	175,744
	Carlsberg A/S Class B	1,294,115	154,224
	Pandora A/S	1,110,658	125,971
[3]	Orsted A/S	2,557,178	123,561
	Novozymes A/S Class B	2,706,171	121,623
	AP Moller - Maersk A/S Class B	66,588	110,951
	Chr Hansen Holding A/S	1,398,122	95,408
	Tryg A/S	4,677,885	91,348
	AP Moller - Maersk A/S Class A	38,769	63,301
*	Demant A/S	1,335,435	50,960
	Ringkjoebing Landbobank A/S	373,878	50,959
	Royal Unibrew A/S	676,288	48,922
*	Jyske Bank A/S (Registered)	628,641	44,303
*	NKT A/S	731,893	36,799
	Sydbank A/S	773,093	33,583
*	Zealand Pharma A/S Class A	797,208	33,115
*	GN Store Nord A/S	1,973,666	32,934
	ISS A/S	2,107,995	30,508
[1]	FLSmidth & Co. A/S	773,660	29,015
	ROCKWOOL A/S Class B	119,862	26,672
	Topdanmark A/S	587,951	26,354
*	Ambu A/S Class B	2,478,842	24,464

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	ALK-Abello A/S Class B	1,805,035	20,037
	H Lundbeck A/S	3,479,283	18,186
	D/S Norden A/S	305,319	17,347
	Alm Brand A/S	11,300,948	16,356
*,1	Bavarian Nordic A/S	853,141	16,261
	Spar Nord Bank A/S	1,047,749	15,875
*,1,3	Netcompany Group A/S	451,389	14,123
	TORM plc Class A	391,934	11,961
	Dfds A/S	393,207	11,359
[3]	Scandinavian Tobacco Group A/S Class A	744,156	11,050
	Schouw & Co. A/S	157,734	9,734
	Chemometec A/S	212,597	8,795
*	NTG Nordic Transport Group A/S	219,000	8,692
	H Lundbeck A/S Class A	766,645	3,468
			6,929,109
Egypt (0.0%)
	Commercial International Bank Egypt SAE	29,902,530	58,414
	Egypt Kuwait Holding Co. SAE	7,880,411	12,216
	Eastern Co. SAE	12,936,997	11,015
	Talaat Moustafa Group	12,680,669	9,232
*	EFG Holding S.A.E.	16,751,542	9,046
	ElSewedy Electric Co.	9,153,110	8,043
*	Fawry for Banking & Payment Technology Services SAE	34,534,378	5,768
	Telecom Egypt Co.	4,098,185	4,506
	Madinet Masr For Housing & Development	11,919,118	1,234
			119,474
Finland (0.7%)
	Nordea Bank Abp	46,361,672	488,487
	Sampo OYJ Class A	6,464,424	254,238
	UPM-Kymmene OYJ	7,247,215	244,057
	Nokia OYJ	71,454,957	237,994
	Kone OYJ Class B	4,437,214	192,146
	Neste OYJ	5,652,040	189,953
	Stora Enso OYJ	7,802,501	93,774
	Elisa OYJ	1,960,811	83,188
	Wartsila OYJ Abp	6,631,863	79,141
	Metso OYJ	8,728,916	76,905
	Fortum OYJ	5,922,328	70,318
	Kesko OYJ Class B	3,701,283	62,594
	Orion OYJ Class B	1,427,616	56,798
	Valmet OYJ	2,262,545	50,775
	Huhtamaki OYJ	1,278,296	43,943
	Konecranes OYJ	978,752	32,092
	TietoEVRY OYJ	1,424,425	29,884
*	Mandatum OYJ	6,411,042	24,773
	Cargotec OYJ Class B	606,894	23,955
	Kemira OYJ	1,439,957	23,314
	Uponor OYJ	715,719	21,685
	Kojamo OYJ	2,505,686	21,406
	Outokumpu OYJ	5,018,553	20,593
	Metsa Board OYJ Class B	2,367,607	17,927
*,1	QT Group OYJ	266,582	15,594
	Nokian Renkaat OYJ	1,721,847	13,022
	Tokmanni Group Corp.	642,152	8,671
	Sanoma OYJ	937,307	7,257
[3]	Terveystalo OYJ	1,002,563	6,934
	Revenio Group OYJ	294,092	6,843
	Citycon OYJ	973,386	5,149
	YIT OYJ	2,017,659	3,590
	Raisio OYJ	1,461,610	3,067
*,1,2	Ahlstrom-Munksjo OYJ	147,156	2,778
	F-Secure OYJ	1,535,966	2,768
*,1	Finnair OYJ	7,857,479	479
			2,516,092
		Shares	Market Value• ($000)
France (6.7%)
	LVMH Moet Hennessy Louis Vuitton SE	3,356,829	2,403,257
	TotalEnergies SE	30,409,852	2,033,126
	Sanofi SA	14,771,149	1,341,312
	L'Oreal SA	3,135,813	1,318,079
	Air Liquide SA	6,962,873	1,193,104
	Schneider Electric SE	7,241,462	1,114,152
	Airbus SE	7,945,603	1,065,316
	Hermes International SCA	463,828	865,422
	BNP Paribas SA	14,513,843	834,604
	EssilorLuxottica SA	4,132,195	748,272
	Vinci SA	6,648,459	735,149
	Safran SA	4,622,733	722,161
	AXA SA	24,109,600	714,378
	Danone SA	8,462,727	503,451
	Pernod Ricard SA	2,781,667	493,958
	Kering SA	973,592	395,961
	Capgemini SE	2,187,594	386,611
	Dassault Systemes SE	9,081,245	374,087
	Engie SA	22,509,695	358,015
	Cie de Saint-Gobain SA	6,339,093	345,063
	STMicroelectronics NV	8,837,806	336,898
	Orange SA	26,024,657	306,103
	Legrand SA	3,488,582	301,785
	Cie Generale des Etablissements Michelin SCA	9,512,162	282,592
	Publicis Groupe SA	3,108,193	236,668
	Veolia Environnement SA	8,633,837	236,571
	Societe Generale SA	9,617,166	216,115
	Thales SA	1,343,634	198,290
	Edenred SE	3,383,599	180,114
	Credit Agricole SA	14,903,405	179,957
	Carrefour SA	7,879,047	138,131
	Sodexo SA	1,182,384	125,130
	Bouygues SA	2,879,721	101,306
	Renault SA	2,597,114	91,118
	Teleperformance SE	784,984	90,306
	Eiffage SA	992,550	90,074
	Bureau Veritas SA	3,889,035	88,584
	Eurofins Scientific SE	1,661,767	84,311
	Vivendi SE	9,072,208	81,355
	Accor SA	2,502,092	79,823
	Getlink SE	4,783,192	77,242
	Arkema SA	784,032	73,466
	Gecina SA	706,803	69,402
*	Unibail-Rodamco-Westfield (XPAR)	1,399,037	69,321
	Klepierre SA	2,799,351	67,979
	Rexel SA	3,231,606	65,998
	Bollore SE	11,887,016	64,892
	SCOR SE	2,054,829	61,346
	Dassault Aviation SA	307,020	61,032
	Sartorius Stedim Biotech	324,973	60,842
	Gaztransport Et Technigaz SA	473,364	60,548
	BioMerieux	584,133	56,084
	Ipsen SA	466,058	55,085
	Alstom SA	3,869,739	52,406
*	SOITEC	337,950	50,442
	Aeroports de Paris SA	436,256	48,991
	Alten SA	398,071	47,023
	SPIE SA	1,765,647	46,432
[3]	La Francaise des Jeux SAEM	1,359,953	43,868
	Elis SA	2,583,346	42,367
*,3	Worldline SA	3,321,172	42,232
[3]	Amundi SA	780,725	40,785
	Technip Energies NV	1,849,573	40,524
*	Ubisoft Entertainment SA	1,384,624	39,481
	Valeo SE	2,837,646	37,494

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Eurazeo SE	653,521	36,843
	Sopra Steria Group SACA	196,335	35,249
	Remy Cointreau SA	300,696	34,165
	Nexans SA	461,768	32,711
	Covivio SA	725,051	31,072
[3]	Verallia SA	945,439	30,742
	SEB SA	305,603	30,220
*	Forvia SE	1,763,176	29,711
	SES SA Class A ADR	4,891,581	28,540
	Rubis SCA	1,282,758	27,929
	Wendel SE	371,970	27,863
*	Vallourec SACA	2,290,290	27,507
	IPSOS SA	522,667	25,400
[3]	Neoen SA	935,671	24,708
	Societe BIC SA	321,983	20,210
[3]	ALD SA	2,658,108	17,879
*	Air France-KLM	1,555,114	17,590
	Coface SA	1,405,884	16,962
	Virbac SACA	56,731	16,289
*	JCDecaux SE	945,972	14,799
	ICADE	446,930	14,604
	Trigano SA	110,239	14,476
	Imerys SA	521,984	13,841
	Interparfums SA	246,085	11,625
	Metropole Television SA	855,007	10,717
*,1	SES-imagotag SA	106,134	10,626
*	Carmila SA	744,998	10,439
	Mercialys SA	1,152,091	9,814
	Quadient SA	454,364	9,499
	Television Francaise 1 SA	1,323,557	9,338
*,1	Atos SE	1,329,819	9,324
	Eramet SA	130,827	9,060
	Argan SA	121,523	8,314
*	ID Logistics Group SACA	30,433	8,246
[1]	Eutelsat Communications SACA	1,927,446	8,231
	Cie Plastic Omnium SE	725,260	8,155
	Mersen SA	243,233	8,076
	Nexity SA	566,410	7,914
*,1	Valneva SE	1,302,749	7,399
*	CGG SA	9,859,848	6,977
	Cie de L'Odet SE	4,981	6,938
*,3	X-Fab Silicon Foundries SE	756,219	6,852
*	Forvia SE (MTAA)	380,259	6,427
	Peugeot Invest	65,440	6,358
	Beneteau SACA	477,171	5,758
	Vicat SACA	183,830	5,644
	Derichebourg SA	1,257,227	5,450
	Etablissements Maurel et Prom SA	785,240	4,674
	Antin Infrastructure Partners SA	348,854	4,155
	Lagardere SA	208,191	4,131
	Vetoquinol SA	47,681	4,021
*,1	Voltalia SA (Registered)	474,176	3,965
	Manitou BF SA	179,955	3,798
	Fnac Darty SA	161,539	3,796
[1]	Clariane SE	954,488	3,607
*	Euroapi SA	680,769	3,567
	Lisi SA	146,570	3,393
	Equasens	49,013	3,358
	Altarea SCA	46,488	3,310
*,1,3	Elior Group SA	1,486,816	2,821
	Boiron SA	65,297	2,724
	GL Events SACA	154,007	2,631
	Jacquet Metals SACA	152,655	2,424
	Bonduelle SCA	204,510	2,166
*,3	SMCP SA	581,971	2,069
*,1	OVH Groupe SAS	272,141	1,942
*	Believe SA	159,966	1,631
		Shares	Market Value• ($000)
	LISI SA	62,816	1,454
[3]	Maisons du Monde SA	268,923	1,352
*,1,3	Aramis Group SAS	226,870	774
*,1	Casino Guichard Perrachon SA	511,276	488
*	Unibail-Rodamco-Westfield (XAMS)	296	15
			23,600,748
Germany (4.7%)
	SAP SE	14,886,981	1,996,826
	Siemens AG (Registered)	10,115,017	1,342,251
	Allianz SE (Registered)	5,389,720	1,262,502
	Deutsche Telekom AG (Registered)	45,915,262	996,530
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,867,797	749,562
	Mercedes-Benz Group AG	11,658,993	685,948
	Bayer AG (Registered)	13,339,700	576,389
	BASF SE	12,066,104	557,540
	Infineon Technologies AG	17,685,940	516,610
	Deutsche Post AG	12,792,633	499,469
	Deutsche Boerse AG	2,495,227	410,706
	adidas AG	2,240,056	398,299
	Bayerische Motoren Werke AG	4,232,478	393,639
	RWE AG	9,664,250	369,807
	E.ON SE	30,054,917	357,597
	Deutsche Bank AG (Registered)	27,357,711	301,059
	Merck KGaA	1,753,357	264,824
	Daimler Truck Holding AG	7,269,277	228,402
	Vonovia SE	9,445,848	217,463
[3]	Siemens Healthineers AG	3,755,811	184,774
	Symrise AG Class A	1,769,413	180,815
	Hannover Rueck SE	814,923	179,946
	Beiersdorf AG	1,356,307	178,382
	Rheinmetall AG	588,732	169,021
	Brenntag SE	2,100,103	156,167
	Commerzbank AG	14,113,200	152,219
	Fresenius SE & Co. KGaA	5,587,468	143,728
	Heidelberg Materials AG	1,894,984	137,563
	MTU Aero Engines AG	729,669	137,146
*,3	Covestro AG	2,580,878	130,753
*	QIAGEN NV	2,995,357	111,631
	Continental AG	1,468,689	95,889
	Fresenius Medical Care AG & Co. KGaA	2,762,572	91,790
	Henkel AG & Co. KGaA	1,393,119	88,046
	Puma SE	1,355,532	76,815
	GEA Group AG	2,194,411	75,050
*,3	Zalando SE	2,958,827	69,208
*,3	Delivery Hero SE	2,556,143	65,325
*	LEG Immobilien SE	1,006,288	62,905
[3]	Scout24 SE	1,010,004	62,136
*	Deutsche Lufthansa AG (Registered)	8,120,575	56,941
	Nemetschek SE	737,011	55,072
*,1	Siemens Energy AG	5,870,862	52,197
	Evonik Industries AG	2,800,293	51,539
	Knorr-Bremse AG	905,148	50,557
	Bechtle AG	1,118,365	49,983
	CTS Eventim AG & Co. KGaA	800,053	48,440
*	HelloFresh SE	2,195,502	48,023
	thyssenkrupp AG	6,683,576	46,582
	Volkswagen AG	397,679	45,972
	Talanx AG	723,939	45,622
	HUGO BOSS AG	770,126	45,041
	Gerresheimer AG	469,456	43,788
	K+S AG (Registered)	2,601,574	43,736
	Carl Zeiss Meditec AG	499,092	43,337
	Freenet AG	1,636,924	41,550
	AIXTRON SE	1,448,614	40,707
	Rational AG	64,960	37,045
*	Evotec SE	2,140,183	37,004

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aurubis AG	410,750	33,861
	HOCHTIEF AG	289,666	30,007
	KION Group AG	977,945	30,005
*,3	TeamViewer SE	1,841,944	28,340
	LANXESS AG	1,181,071	27,064
	Wacker Chemie AG	203,800	25,011
	Siltronic AG	282,902	24,308
*	Vitesco Technologies Group AG	247,094	24,167
*	Fraport AG Frankfurt Airport Services Worldwide	483,132	24,011
	Hella GmbH & Co. KGaA	300,455	22,881
	United Internet AG (Registered)	1,095,902	22,820
*	TAG Immobilien AG	2,048,943	22,403
	Hensoldt AG	716,184	21,222
	Telefonica Deutschland Holding AG	12,297,295	20,906
*,1	Aroundtown SA	9,250,831	20,905
	Stabilus SE	322,048	20,449
*,1	Nordex SE	1,901,366	20,059
	Krones AG	200,929	19,585
*,1	Encavis AG	1,491,966	19,483
	Sixt SE	221,909	19,146
[1]	RTL Group SA	511,913	17,905
	Jenoptik AG	673,513	15,998
[3]	Befesa SA	541,095	15,829
*,1	MorphoSys AG	469,136	15,164
	Stroeer SE & Co. KGaA	325,273	14,900
	Duerr AG	680,092	13,993
	Fielmann Group AG	323,963	13,954
	Deutsche Wohnen SE	637,171	13,711
[3]	DWS Group GmbH & Co. KGaA	464,457	13,634
	Bilfinger SE	360,315	13,224
	Salzgitter AG	524,820	13,114
	Traton SE	661,431	13,052
[1]	ProSiebenSat.1 Media SE	2,309,748	12,956
[1]	Kontron AG	626,432	12,627
	Suedzucker AG	816,926	12,376
	CompuGroup Medical SE & Co. KGaA	335,108	12,287
*	Grand City Properties SA	1,358,553	12,148
*,3	Redcare Pharmacy NV	107,561	12,044
*	flatexDEGIRO AG	1,163,619	11,803
[1,3]	Deutsche Pfandbriefbank AG	1,714,136	11,465
	CANCOM SE	455,182	11,364
	Atoss Software AG	53,492	11,302
[1]	Synlab AG	1,066,036	11,187
*	METRO AG	1,680,386	10,680
	FUCHS SE	317,854	10,675
	1&1 AG	585,634	10,074
[1]	VERBIO Vereinigte BioEnergie AG	272,894	9,235
	Dermapharm Holding SE	216,205	8,368
*,1	Nagarro SE	115,896	8,183
[1]	GRENKE AG	365,765	7,838
[1]	PNE AG	607,457	7,716
	Eckert & Ziegler Strahlen- und Medizintechnik AG	192,974	7,613
	Elmos Semiconductor SE	115,784	7,598
	KWS Saat SE & Co. KGaA	133,374	7,553
	Norma Group SE	414,867	7,319
	GFT Technologies SE	241,848	7,237
*,1	SMA Solar Technology AG	116,975	7,187
*,1,3	Auto1 Group SE	1,217,446	7,166
*,1	Hypoport SE	58,029	7,104
	Hamburger Hafen und Logistik AG	390,266	6,930
	Deutz AG	1,630,203	6,607
	Energiekontor AG	88,138	6,515
	Hornbach Holding AG & Co. KGaA	107,696	6,430
	Deutsche Beteiligungs AG	213,290	6,332
	Wacker Neuson SE	334,253	6,134
		Shares	Market Value• ($000)
	Takkt AG	469,378	6,014
	Kloeckner & Co. SE	957,493	5,944
[1]	BayWa AG	173,728	5,799
	Sartorius AG	27,658	5,695
	Vossloh AG	140,224	5,447
	Indus Holding AG	272,664	5,309
	Adesso SE	51,200	4,840
	PATRIZIA SE	568,188	4,599
*	CECONOMY AG	2,357,411	4,486
*,1	SGL Carbon SE	697,036	4,292
*	Adtran Networks SE	199,771	4,226
[1]	STRATEC SE	91,197	4,207
*	Ionos SE	294,138	3,887
*,1	Varta AG	184,636	3,751
	Software AG	103,421	3,492
	Wuestenrot & Wuerttembergische AG	234,113	3,254
	Bertrandt AG	64,390	3,105
[1]	BRANICKS Group AG	709,616	2,936
	Deutsche EuroShop AG	151,358	2,750
	New Work SE	36,259	2,595
*,1	About You Holding SE	622,604	2,592
	ElringKlinger AG	416,451	2,350
	CropEnergies AG	268,629	2,313
	Secunet Security Networks AG	16,657	2,263
	Draegerwerk AG & Co. KGaA	46,714	2,104
[1]	Basler AG	140,244	1,159
			16,610,441
Greece (0.1%)
*	Eurobank Ergasias Services & Holdings SA	34,551,753	56,476
	Mytilineos SA	1,365,837	50,597
*	Alpha Services & Holdings SA	29,091,043	43,547
	OPAP SA	2,522,914	42,734
*	National Bank of Greece SA	7,371,166	42,217
	JUMBO SA	1,489,094	39,179
*	Public Power Corp. SA	2,905,082	29,652
*	Piraeus Financial Holdings SA	9,236,579	27,378
	Hellenic Telecommunications Organization SA	1,656,918	23,224
	Motor Oil Hellas Corinth Refineries SA	770,342	18,348
	Terna Energy SA	707,418	10,615
	GEK Terna Holding Real Estate Construction SA	720,526	10,070
	Hellenic Telecommunications Organization SA ADR	1,384,302	9,967
	Titan Cement International SA	486,049	9,103
*	LAMDA Development SA	948,495	6,106
*	Aegean Airlines SA	472,160	5,168
	Helleniq Energy Holdings SA	690,268	5,068
	Athens Water Supply & Sewage Co. SA	683,684	4,063
	Autohellas Tourist & Trading SA	298,644	4,024
	Sarantis SA	449,469	3,734
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	3,543
	Viohalco SA	631,789	3,306
	Holding Co. ADMIE IPTO SA	1,552,263	3,290
	Fourlis Holdings SA	737,389	3,164
	Cenergy Holdings SA	457,051	3,074
*	Ellaktor SA	1,371,794	2,704
	Epsilon Net SA	261,009	2,574
	Quest Holdings SA	405,424	2,255
	Piraeus Port Authority SA	61,652	1,373
*,2	FF Group	554,339	—
			466,553
Hong Kong (1.5%)
	AIA Group Ltd.	158,142,094	1,373,276
	Hong Kong Exchanges & Clearing Ltd.	17,218,083	602,334
	Sun Hung Kai Properties Ltd.	19,290,609	198,090
	CK Hutchison Holdings Ltd.	36,184,260	183,175

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Galaxy Entertainment Group Ltd.	29,312,625	164,780
	CLP Holdings Ltd.	22,313,811	163,310
	Techtronic Industries Co. Ltd.	17,805,941	162,560
	Link REIT	34,673,572	159,122
	CK Asset Holdings Ltd.	26,493,167	132,421
	BOC Hong Kong Holdings Ltd.	48,788,400	129,023
	Lenovo Group Ltd.	102,088,297	118,803
	Hang Seng Bank Ltd.	9,860,151	112,732
	Jardine Matheson Holdings Ltd.	2,678,040	108,517
	Hong Kong & China Gas Co. Ltd.	147,853,177	102,922
	Power Assets Holdings Ltd.	18,585,421	88,854
*	Sands China Ltd.	32,547,071	87,618
	Wharf Real Estate Investment Co. Ltd.	21,082,906	73,749
	MTR Corp. Ltd.	19,648,914	73,451
[3]	WH Group Ltd.	106,246,079	63,454
*,3	Samsonite International SA	17,671,261	54,730
[3]	ESR Group Ltd.	38,248,851	49,146
	Hongkong Land Holdings Ltd.	14,964,904	47,465
	Henderson Land Development Co. Ltd.	17,805,942	46,589
	Swire Pacific Ltd. Class A	7,267,032	46,421
[1]	Sino Land Co. Ltd.	46,256,963	46,180
[3]	Budweiser Brewing Co. APAC Ltd.	23,032,856	43,770
	PRADA SpA	6,951,678	41,877
	CK Infrastructure Holdings Ltd.	8,069,676	37,403
	Want Want China Holdings Ltd.	58,620,511	36,424
	ASMPT Ltd.	4,195,082	35,530
[1]	New World Development Co. Ltd.	19,192,422	35,224
	Chow Tai Fook Jewellery Group Ltd.	23,748,514	33,536
	Wharf Holdings Ltd.	13,033,707	33,072
	Hang Lung Properties Ltd.	24,754,667	32,539
	Xinyi Glass Holdings Ltd.	28,205,865	32,409
	Swire Properties Ltd.	14,653,550	28,372
	PCCW Ltd.	57,418,742	28,103
	SITC International Holdings Co. Ltd.	17,524,448	26,995
	NWS Holdings Ltd.	19,651,126	23,252
	Orient Overseas International Ltd.	1,792,169	22,599
	Pacific Basin Shipping Ltd.	64,241,523	18,590
*,1	Wynn Macau Ltd.	19,877,719	17,604
[3]	BOC Aviation Ltd.	2,756,536	16,953
[1]	AAC Technologies Holdings Inc.	9,329,292	16,793
	United Energy Group Ltd.	102,323,817	16,338
	Hysan Development Co. Ltd.	8,423,995	15,507
	Bank of East Asia Ltd.	12,821,559	15,227
	Hang Lung Group Ltd.	11,384,649	15,164
*,1	Cathay Pacific Airways Ltd.	14,008,987	14,083
	L'Occitane International SA	5,459,227	14,032
	Vitasoy International Holdings Ltd.	10,924,026	13,477
	Kerry Properties Ltd.	7,968,413	13,409
	Man Wah Holdings Ltd.	20,634,393	12,815
	VTech Holdings Ltd.	2,177,522	12,671
*	MGM China Holdings Ltd.	10,123,806	12,600
*,1	SJM Holdings Ltd.	32,449,253	11,263
	First Pacific Co. Ltd.	29,407,977	11,133
	Luk Fook Holdings International Ltd.	4,452,475	11,046
	Yue Yuen Industrial Holdings Ltd.	9,176,908	10,730
	Fortune REIT	18,369,671	10,278
*	MMG Ltd.	33,386,098	9,845
*,1	Cowell e Holdings Inc.	4,085,833	9,802
*	Haitong International Securities Group Ltd.	53,424,554	9,640
*	Shangri-La Asia Ltd.	14,268,647	9,103
	DFI Retail Group Holdings Ltd.	3,887,234	8,292
	Champion REIT	25,978,197	8,206
*	NagaCorp Ltd.	18,887,328	8,113
*	Melco International Development Ltd.	10,705,822	7,483
	United Laboratories International Holdings Ltd.	6,829,797	6,972
	CITIC Telecom International Holdings Ltd.	17,867,157	6,812
	Stella International Holdings Ltd.	5,896,803	6,659
		Shares	Market Value• ($000)
*,1,3	Sirnaomics Ltd.	917,448	5,631
	China Travel International Investment Hong Kong Ltd.	31,499,626	5,604
	Johnson Electric Holdings Ltd.	4,466,148	5,540
	Nexteer Automotive Group Ltd.	11,072,741	5,338
*,1	Vobile Group Ltd.	20,600,636	5,306
	Cafe de Coral Holdings Ltd.	4,183,439	5,269
*,1,3	Everest Medicines Ltd.	1,399,612	4,974
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,219,282	4,835
*,1	Theme International Holdings Ltd.	64,830,416	4,810
	Dah Sing Financial Holdings Ltd.	2,021,666	4,576
[1]	Giordano International Ltd.	15,494,259	4,415
[1]	LK Technology Holdings Ltd.	5,015,105	4,314
	K Wah International Holdings Ltd.	15,947,282	4,282
	VSTECS Holdings Ltd.	8,264,627	4,179
	Dah Sing Banking Group Ltd.	6,354,647	4,169
[1]	Huabao International Holdings Ltd.	12,323,468	4,146
	Value Partners Group Ltd.	11,895,030	4,111
	Jinchuan Group International Resources Co. Ltd.	64,295,080	3,915
*	IGG Inc.	10,843,256	3,814
	Sunlight REIT	13,150,138	3,637
	Chow Sang Sang Holdings International Ltd.	3,105,782	3,570
*,1	Super Hi International Holding Ltd.	2,127,331	3,527
	HKBN Ltd.	10,101,577	3,499
*,1	Realord Group Holdings Ltd.	4,552,715	3,357
	Kerry Logistics Network Ltd.	3,555,896	3,016
	Far East Consortium International Ltd.	14,342,103	2,951
	SUNeVision Holdings Ltd.	7,777,064	2,893
	Guotai Junan International Holdings Ltd.	34,450,952	2,732
	Swire Pacific Ltd. Class B	2,648,944	2,720
*,1	C-Mer Eye Care Holdings Ltd.	5,414,736	2,646
[1,3]	JS Global Lifestyle Co. Ltd.	16,116,751	2,538
*,1	Hong Kong Technology Venture Co. Ltd.	7,040,377	2,521
[1]	Prosperity REIT	14,352,997	2,480
*,1,3	Jacobio Pharmaceuticals Group Co. Ltd.	4,944,900	2,419
	SmarTone Telecommunications Holdings Ltd.	4,308,637	2,247
*	Shun Tak Holdings Ltd.	17,080,391	2,228
*	Texhong International Group Ltd.	4,073,566	2,221
	Sun Hung Kai & Co. Ltd.	6,633,047	2,214
*,1,3	Fosun Tourism Group	2,557,200	2,196
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,143
	Truly International Holdings Ltd.	20,429,268	2,097
*,1	Kingkey Financial International Holdings Ltd.	18,720,000	2,083
*,3	Frontage Holdings Corp.	8,368,225	2,082
*,3	FIT Hon Teng Ltd.	13,952,576	1,871
*,1	Powerlong Real Estate Holdings Ltd.	18,547,942	1,847
*,1	Television Broadcasts Ltd.	3,758,106	1,736
*	Sa Sa International Holdings Ltd.	12,964,275	1,693
	Asia Cement China Holdings Corp.	5,377,727	1,667
	EC Healthcare	5,072,000	1,588
*	Esprit Holdings Ltd.	35,029,219	1,481
	Singamas Container Holdings Ltd.	18,140,193	1,254
[3]	IMAX China Holding Inc.	1,338,618	1,234
	CITIC Resources Holdings Ltd.	27,142,497	1,128
	Texwinca Holdings Ltd.	6,477,365	861
*	OCI International Holdings Ltd.	10,684,453	507
*,3	JW Cayman Therapeutics Co. Ltd.	1,260,493	343
*	Chinese Estates Holdings Ltd.	1,692,123	329
*,1	Apollo Future Mobility Group Ltd.	68,886,499	238
	Dynam Japan Holdings Co. Ltd.	333,193	194
*	Renze Harvest International Ltd.	9,384,782	180
*	Digital Domain Holdings Ltd.	6,133,495	148
*,3	Hua Medicine	626,706	126

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	CMBC Capital Holdings Ltd.	2,012,723	117
*,2	Convoy Global Holdings Ltd.	147,589,460	—
			5,422,254
Hungary (0.1%)
	OTP Bank Nyrt.	3,124,847	116,307
	Richter Gedeon Nyrt.	2,031,824	47,652
	MOL Hungarian Oil & Gas plc	5,937,097	47,260
	Magyar Telekom Telecommunications plc	4,294,513	6,678
			217,897
Iceland (0.0%)
	Marel HF	7,747,395	21,352
[3]	Arion Banki HF	20,099,012	18,487
	Islandsbanki HF	15,350,156	11,350
*	Alvotech SA	1,100,305	9,672
	Hagar hf	13,831,173	6,771
	Kvika banki hf	55,052,206	5,500
	Reitir fasteignafelag hf	9,193,761	5,078
	Eimskipafelag Islands hf	1,472,607	4,965
	Festi hf	3,600,072	4,761
	Sjova-Almennar Tryggingar hf	12,798,273	3,085
*	Icelandair Group HF	295,815,168	2,910
	Siminn HF	42,737,658	2,699
	Vatryggingafelag Islands Hf	21,347,759	2,392
*	Olgerdin Egill Skallagrims HF	12,948,260	1,172
			100,194
India (5.1%)
	Reliance Industries Ltd.	45,618,853	1,254,418
	HDFC Bank Ltd.	52,037,608	923,383
	Infosys Ltd.	47,575,249	782,411
	Tata Consultancy Services Ltd.	13,856,778	560,972
	Axis Bank Ltd.	30,913,257	364,771
	Hindustan Unilever Ltd.	12,027,103	358,929
	Bharti Airtel Ltd. (XNSE)	32,153,239	353,127
	Larsen & Toubro Ltd.	9,348,281	328,974
	Bajaj Finance Ltd.	3,318,802	298,757
	ICICI Bank Ltd.	21,309,030	234,438
	Maruti Suzuki India Ltd.	1,795,436	224,208
	Mahindra & Mahindra Ltd.	12,733,905	223,165
	Asian Paints Ltd.	6,121,072	220,489
	HCL Technologies Ltd.	14,343,503	220,007
	Titan Co. Ltd.	5,649,023	216,560
	ITC Ltd.	40,448,817	208,212
	Sun Pharmaceutical Industries Ltd.	14,756,560	192,930
	Tata Motors Ltd.	25,010,536	188,905
	NTPC Ltd.	64,255,322	182,045
	Tata Steel Ltd.	110,702,061	157,970
	UltraTech Cement Ltd.	1,554,320	157,303
	Nestle India Ltd.	487,567	141,974
	Power Grid Corp. of India Ltd.	56,816,729	137,993
	Adani Enterprises Ltd.	4,762,088	131,312
	State Bank of India	19,058,248	129,502
	JSW Steel Ltd.	13,635,988	120,652
*	Jio Financial Services Ltd.	45,604,859	119,957
	Grasim Industries Ltd.	5,219,645	118,298
	Oil & Natural Gas Corp. Ltd.	52,680,810	117,878
	Coal India Ltd.	30,780,659	116,189
	Tech Mahindra Ltd.	8,244,969	112,364
	Adani Ports & Special Economic Zone Ltd.	11,403,012	107,574
	Hindalco Industries Ltd.	19,136,652	105,630
	Cipla Ltd.	6,951,453	100,206
[3]	HDFC Life Insurance Co. Ltd.	13,391,892	99,484
	Bajaj Finserv Ltd.	5,173,157	97,543
[3]	SBI Life Insurance Co. Ltd.	5,706,755	93,729
*	Zomato Ltd.	73,897,471	93,467
	Dr Reddy's Laboratories Ltd.	1,439,440	92,908
	Tata Consumer Products Ltd.	8,263,467	89,412
		Shares	Market Value• ($000)
*,3	Avenue Supermarts Ltd.	2,021,236	88,249
	Britannia Industries Ltd.	1,613,290	85,820
	Shriram Finance Ltd.	3,785,711	85,425
	Apollo Hospitals Enterprise Ltd.	1,344,811	77,869
	Bharat Electronics Ltd.	48,379,818	77,509
[3]	LTIMindtree Ltd.	1,246,007	75,808
	Eicher Motors Ltd.	1,884,763	74,595
	Cholamandalam Investment & Finance Co. Ltd.	5,439,753	74,338
	Divi's Laboratories Ltd.	1,728,263	70,334
	Varun Beverages Ltd.	6,332,355	69,117
	Hero MotoCorp Ltd.	1,771,254	65,730
	Tata Power Co. Ltd.	22,361,764	64,337
	Trent Ltd.	2,461,663	63,719
*	Adani Green Energy Ltd.	5,711,225	62,496
	Wipro Ltd.	13,486,317	61,912
	Max Healthcare Institute Ltd.	8,944,167	61,655
	TVS Motor Co. Ltd.	3,205,672	61,258
	Pidilite Industries Ltd.	2,068,397	61,069
	Indian Oil Corp. Ltd.	55,868,434	60,184
*	Godrej Consumer Products Ltd.	4,964,468	59,152
	Bajaj Auto Ltd.	924,316	58,963
	REC Ltd.	16,877,531	58,337
	Power Finance Corp. Ltd.	19,655,375	58,209
	DLF Ltd.	8,423,735	57,066
*	Adani Power Ltd.	13,087,306	57,026
	Bharat Petroleum Corp. Ltd.	13,595,044	56,993
	Shree Cement Ltd.	184,306	56,805
	Hindustan Aeronautics Ltd.	2,568,572	56,213
[3]	ICICI Lombard General Insurance Co. Ltd.	3,263,921	53,869
*	Yes Bank Ltd.	270,583,929	51,859
	Indian Hotels Co. Ltd. Class A	11,219,533	51,674
	Tube Investments of India Ltd.	1,358,906	51,410
	GAIL India Ltd.	35,681,280	51,232
	Info Edge India Ltd.	1,035,518	50,818
	SRF Ltd.	1,925,322	50,768
	Ambuja Cements Ltd.	9,942,884	50,726
*	Suzlon Energy Ltd.	137,771,355	50,703
	Persistent Systems Ltd.	682,483	50,551
	Dabur India Ltd.	7,850,534	49,871
*,3	InterGlobe Aviation Ltd.	1,679,166	49,530
	Havells India Ltd.	3,269,264	48,946
*	One 97 Communications Ltd.	4,406,941	48,772
*	United Spirits Ltd.	3,914,058	48,539
	Siemens Ltd.	1,209,765	48,404
	MRF Ltd.	36,883	47,989
	Coforge Ltd.	791,780	47,444
	UPL Ltd.	7,125,039	46,263
	Colgate-Palmolive India Ltd.	1,803,988	45,802
	Marico Ltd.	7,030,262	45,302
	Supreme Industries Ltd.	866,238	45,042
	PI Industries Ltd.	1,097,290	44,815
[3]	HDFC Asset Management Co. Ltd.	1,357,775	44,599
*	Adani Energy Solutions Ltd.	4,809,607	44,407
	Lupin Ltd.	3,258,838	44,161
*	IDFC First Bank Ltd.	43,946,110	43,672
	APL Apollo Tubes Ltd.	2,318,684	43,603
	Tata Elxsi Ltd.	465,284	42,621
	Bharat Forge Ltd.	3,444,887	42,195
	Vedanta Ltd.	15,996,893	41,629
	CG Power & Industrial Solutions Ltd.	8,692,791	40,709
	Jindal Steel & Power Ltd.	5,287,370	40,259
	Federal Bank Ltd.	23,774,333	40,181
	Ashok Leyland Ltd.	19,444,322	39,203
*	Delhivery Ltd.	7,774,922	38,596
	Polycab India Ltd.	649,174	38,363
	Cummins India Ltd.	1,840,982	37,082

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aurobindo Pharma Ltd.	3,618,561	36,925
	State Bank of India GDR	537,212	36,415
	Astral Ltd.	1,616,897	35,943
	Samvardhana Motherson International Ltd.	32,398,124	35,781
[3]	AU Small Finance Bank Ltd.	4,443,391	35,713
	ABB India Ltd.	723,655	35,691
	Page Industries Ltd.	77,993	35,439
*	PB Fintech Ltd.	4,198,590	35,329
*	Zee Entertainment Enterprises Ltd.	11,329,543	35,275
	SBI Cards & Payment Services Ltd.	3,933,600	35,250
*	Max Financial Services Ltd.	3,095,423	33,998
	Balkrishna Industries Ltd.	1,097,879	33,674
	Bank of Baroda	13,938,638	32,866
	Indian Railway Catering & Tourism Corp. Ltd.	4,096,329	32,742
[3]	ICICI Prudential Life Insurance Co. Ltd.	5,171,042	32,631
	KPIT Technologies Ltd.	2,198,757	32,172
	Voltas Ltd.	3,139,224	31,590
[3]	Sona Blw Precision Forgings Ltd.	4,805,166	31,272
	Container Corp. of India Ltd.	3,729,366	30,839
	Tata Communications Ltd.	1,542,402	30,838
*	FSN E-Commerce Ventures Ltd.	18,410,050	30,818
	Embassy Office Parks REIT	8,138,121	30,454
	Torrent Pharmaceuticals Ltd.	1,317,443	30,453
	Bajaj Holdings & Investment Ltd.	363,712	30,259
	Dixon Technologies India Ltd.	484,171	29,675
	Jubilant Foodworks Ltd.	4,908,179	29,533
	Crompton Greaves Consumer Electricals Ltd.	8,636,527	29,252
	NMDC Ltd.	15,518,596	28,760
[3]	Macrotech Developers Ltd.	3,027,547	28,652
	Dalmia Bharat Ltd.	1,124,471	28,431
	Mphasis Ltd.	1,110,863	28,361
	IIFL Finance Ltd.	3,789,552	28,206
*	Godrej Properties Ltd.	1,410,771	28,152
	Kotak Mahindra Bank Ltd.	1,340,491	28,023
	Bosch Ltd.	119,240	27,867
	Phoenix Mills Ltd.	1,276,756	27,854
[3]	Bandhan Bank Ltd.	10,671,070	27,478
	Berger Paints India Ltd.	3,972,057	26,651
[1]	Wipro Ltd. ADR	5,793,843	26,362
	Tata Motors Ltd. Class A	5,171,689	26,113
	Punjab National Bank	29,770,103	26,112
	Fortis Healthcare Ltd.	6,692,508	25,962
	Torrent Power Ltd.	2,938,619	25,671
	Adani Total Gas Ltd.	3,748,604	25,351
	Tata Chemicals Ltd.	2,193,605	25,278
	Bharat Heavy Electricals Ltd.	17,280,122	25,100
	ACC Ltd.	1,102,795	25,018
	IDFC Ltd.	18,074,432	24,882
	Petronet LNG Ltd.	10,289,242	24,663
*	Hindustan Petroleum Corp. Ltd.	8,239,785	24,514
	JSW Energy Ltd.	5,184,160	24,035
	Jindal Stainless Ltd.	4,517,125	24,017
	Zydus Lifesciences Ltd.	3,472,744	23,929
	Mahindra & Mahindra Financial Services Ltd.	8,044,883	23,716
	360 ONE WAM Ltd.	3,704,423	23,376
*	Indus Towers Ltd.	11,278,496	23,339
[3]	Laurus Labs Ltd.	5,261,700	22,867
	Apollo Tyres Ltd.	4,974,892	22,785
	LIC Housing Finance Ltd.	4,115,800	22,711
	Canara Bank	4,907,963	22,675
	Muthoot Finance Ltd.	1,442,302	22,505
	Deepak Nitrite Ltd.	942,169	22,486
	AIA Engineering Ltd.	529,106	22,343
	Cyient Ltd.	1,161,937	22,166
	Oberoi Realty Ltd.	1,616,416	22,092
	KEI Industries Ltd.	765,836	22,054
	Ipca Laboratories Ltd.	1,861,973	21,996
		Shares	Market Value• ($000)
	Solar Industries India Ltd.	331,545	21,901
	Indraprastha Gas Ltd.	4,742,239	21,784
*	GMR Airports Infrastructure Ltd.	32,891,017	21,581
	Angel One Ltd.	690,780	21,439
*	Star Health & Allied Insurance Co. Ltd.	3,072,017	21,402
	Sundram Fasteners Ltd.	1,409,084	21,232
	Patanjali Foods Ltd.	1,288,423	21,154
[3]	Indian Railway Finance Corp. Ltd.	24,197,900	21,116
	Ramco Cements Ltd.	1,754,387	20,904
	Linde India Ltd.	289,507	20,839
	BSE Ltd.	897,272	20,085
	Piramal Enterprises Ltd.	1,701,807	19,943
	Steel Authority of India Ltd.	19,667,555	19,817
	Navin Fluorine International Ltd.	468,552	19,362
	Exide Industries Ltd.	6,310,428	19,358
	Carborundum Universal Ltd.	1,498,304	19,293
	Coromandel International Ltd.	1,495,439	18,738
*	PVR Inox Ltd.	969,458	18,614
	Schaeffler India Ltd.	549,281	18,587
	NHPC Ltd.	30,812,577	18,581
	Union Bank of India Ltd.	15,191,523	18,557
	L&T Finance Holdings Ltd.	11,541,510	18,440
	Glenmark Pharmaceuticals Ltd.	2,042,083	18,351
	SKF India Ltd.	310,992	18,337
	Sonata Software Ltd.	1,313,246	18,196
	United Breweries Ltd.	937,258	18,190
[3]	L&T Technology Services Ltd.	361,179	18,183
[3]	Syngene International Ltd.	2,219,325	18,138
	Gujarat Fluorochemicals Ltd.	540,729	18,033
	Cholamandalam Financial Holdings Ltd.	1,306,524	17,847
	Elgi Equipments Ltd.	2,925,456	17,761
	Emami Ltd.	2,826,730	17,317
	Escorts Kubota Ltd.	460,067	17,314
	Blue Star Ltd.	1,620,194	17,218
	Kajaria Ceramics Ltd.	1,128,952	17,110
	Thermax Ltd.	502,016	17,086
	Motherson Sumi Wiring India Ltd.	23,440,328	16,873
	JK Cement Ltd.	442,897	16,790
	Atul Ltd.	223,920	16,788
	Bata India Ltd.	875,744	16,479
	Biocon Ltd.	6,192,384	16,342
	Oil India Ltd.	4,520,269	16,244
	UNO Minda Ltd.	2,286,070	16,008
[3]	RBL Bank Ltd.	6,039,217	16,001
	Radico Khaitan Ltd.	1,091,263	15,959
	Grindwell Norton Ltd.	614,861	15,834
	JB Chemicals & Pharmaceuticals Ltd.	928,708	15,595
*	Vodafone Idea Ltd.	109,356,594	15,568
	Poonawalla Fincorp Ltd.	3,669,207	15,548
	Timken India Ltd.	434,218	15,135
	Alkem Laboratories Ltd.	332,141	14,854
	Aarti Industries Ltd.	2,717,970	14,843
	Oracle Financial Services Software Ltd.	313,209	14,595
	Birlasoft Ltd.	2,135,379	14,058
*,3	Krishna Institute of Medical Sciences Ltd.	618,921	14,033
[3]	Dr Lal PathLabs Ltd.	479,856	13,940
*	Aditya Birla Capital Ltd.	6,703,637	13,892
*	CreditAccess Grameen Ltd.	717,255	13,752
	Redington Ltd.	7,967,506	13,650
	Indian Bank	2,697,327	13,614
	Gujarat Gas Ltd.	2,754,269	13,541
	Prestige Estates Projects Ltd.	1,464,040	13,469
	National Aluminium Co. Ltd.	12,085,187	13,381
	Great Eastern Shipping Co. Ltd.	1,392,934	13,291
	Dr Reddy's Laboratories Ltd. ADR	204,019	13,288
	Computer Age Management Services Ltd.	491,657	13,271
*	Aditya Birla Fashion & Retail Ltd.	5,117,834	13,202

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Honeywell Automation India Ltd.	30,478	13,175
*	Devyani International Ltd.	5,946,244	12,845
	3M India Ltd.	35,566	12,719
	Vedant Fashions Ltd.	817,196	12,678
[3]	IndiaMart InterMesh Ltd.	397,837	12,664
	Apar Industries Ltd.	203,211	12,645
	Ratnamani Metals & Tubes Ltd.	378,680	12,580
	Ajanta Pharma Ltd.	591,924	12,535
	Gujarat State Petronet Ltd.	3,858,245	12,399
	Amara Raja Energy & Mobility Ltd.	1,669,730	12,295
*,3	PNB Housing Finance Ltd.	1,384,143	12,250
	Central Depository Services India Ltd.	692,733	12,115
	Manappuram Finance Ltd.	7,302,333	12,062
	Lakshmi Machine Works Ltd.	75,499	11,980
	KEC International Ltd.	1,587,261	11,979
	Bank of India	10,331,032	11,900
	Narayana Hrudayalaya Ltd.	994,115	11,898
	Natco Pharma Ltd.	1,195,545	11,497
	Brigade Enterprises Ltd.	1,547,083	11,433
	Can Fin Homes Ltd.	1,243,231	11,411
	Finolex Cables Ltd.	1,043,412	11,245
	CRISIL Ltd.	226,191	11,132
	Hindustan Zinc Ltd.	3,130,725	11,117
	KPR Mill Ltd.	1,130,535	10,931
*	Aavas Financiers Ltd.	646,104	10,930
	Sanofi India Ltd.	119,640	10,865
	Indiabulls Housing Finance Ltd.	5,577,360	10,854
	Castrol India Ltd.	6,625,446	10,836
*,3	Lemon Tree Hotels Ltd.	8,071,267	10,643
	Praj Industries Ltd.	1,651,208	10,622
	Kalpataru Projects International Ltd.	1,316,841	10,478
	Relaxo Footwears Ltd.	969,592	10,456
	Bayer CropScience Ltd.	175,588	10,384
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,223,079	10,162
	Tanla Platforms Ltd.	888,358	10,159
	Kalyan Jewellers India Ltd.	2,922,845	10,146
	Kansai Nerolac Paints Ltd.	2,678,020	10,134
	Raymond Ltd.	478,289	10,117
	Intellect Design Arena Ltd.	1,236,152	10,086
	Pfizer Ltd.	212,533	10,044
	NCC Ltd.	5,778,154	10,032
*,3	Tejas Networks Ltd.	974,428	10,025
*	Rajesh Exports Ltd.	1,846,128	9,958
	UTI Asset Management Co. Ltd.	1,099,793	9,941
	Asahi India Glass Ltd.	1,478,796	9,938
[3]	Mindspace Business Parks REIT	2,646,507	9,820
*	Suven Pharmaceuticals Ltd.	1,411,464	9,811
	Mazagon Dock Shipbuilders Ltd.	413,518	9,774
	Mahanagar Gas Ltd.	776,623	9,629
[3]	Nippon Life India Asset Management Ltd.	2,032,529	9,561
	GlaxoSmithKline Pharmaceuticals Ltd.	559,064	9,557
	Multi Commodity Exchange of India Ltd.	340,665	9,537
*	Global Health Ltd.	1,000,266	9,435
	Himadri Speciality Chemical Ltd.	3,260,130	9,356
	Zensar Technologies Ltd.	1,583,288	9,323
	Poly Medicure Ltd.	552,237	9,322
	Karur Vysya Bank Ltd.	5,420,195	9,321
*	Piramal Pharma Ltd.	7,369,849	9,258
	Century Textiles & Industries Ltd.	711,567	9,250
	Welspun Corp. Ltd.	1,803,243	9,214
*	Affle India Ltd.	728,683	9,204
	Ramkrishna Forgings Ltd.	1,184,304	9,112
	Happiest Minds Technologies Ltd.	922,956	9,085
	Sun TV Network Ltd.	1,188,765	9,054
	Finolex Industries Ltd.	3,914,917	9,037
[3]	Indian Energy Exchange Ltd.	5,937,491	8,979
		Shares	Market Value• ($000)
	CESC Ltd.	8,810,297	8,972
*	Amber Enterprises India Ltd.	253,552	8,943
[3]	Endurance Technologies Ltd.	459,771	8,816
	CIE Automotive India Ltd.	1,593,236	8,809
*	Medplus Health Services Ltd.	924,305	8,782
[3]	Equitas Small Finance Bank Ltd.	7,833,446	8,728
	Jindal Saw Ltd.	1,619,350	8,616
	City Union Bank Ltd.	5,188,558	8,603
	Aptus Value Housing Finance India Ltd.	2,461,264	8,537
	Whirlpool of India Ltd.	426,605	8,417
	Data Patterns India Ltd.	373,514	8,359
	HFCL Ltd.	10,645,303	8,328
*	Adani Wilmar Ltd.	2,113,366	8,291
	Titagarh Rail System Ltd.	895,654	8,196
	Westlife Foodworld Ltd.	857,667	8,176
	Rainbow Children's Medicare Ltd.	636,799	8,132
	Chambal Fertilisers & Chemicals Ltd.	2,341,961	8,118
	Rail Vikas Nigam Ltd.	4,353,843	8,060
*	Triveni Turbine Ltd.	1,841,729	7,946
	Balrampur Chini Mills Ltd.	1,600,953	7,944
*	Reliance Infrastructure Ltd.	3,893,391	7,918
	GMM Pfaudler Ltd.	379,932	7,916
	EIH Ltd.	2,915,999	7,867
	Cera Sanitaryware Ltd.	76,747	7,821
*	Reliance Power Ltd.	37,536,020	7,713
	Welspun India Ltd.	4,251,288	7,678
	Firstsource Solutions Ltd.	4,081,663	7,651
	V-Guard Industries Ltd.	2,119,494	7,626
*	NMDC Steel Ltd.	15,744,962	7,598
*	India Cements Ltd.	3,016,978	7,584
	Olectra Greentech Ltd.	546,609	7,480
*	MTAR Technologies Ltd.	254,891	7,469
	Gujarat State Fertilizers & Chemicals Ltd.	3,102,470	7,462
	EID Parry India Ltd.	1,343,709	7,447
	DCM Shriram Ltd.	666,361	7,414
	Sumitomo Chemical India Ltd.	1,653,988	7,414
	Ceat Ltd.	291,737	7,390
*	Jaiprakash Power Ventures Ltd.	63,997,695	7,381
	GHCL Ltd.	1,053,822	7,361
	IRB Infrastructure Developers Ltd.	18,069,556	7,275
	Rhi Magnesita India Ltd.	881,952	7,267
	Vinati Organics Ltd.	349,474	7,260
*	Godrej Industries Ltd.	961,521	7,258
	eClerx Services Ltd.	306,970	7,223
*,3	Aster DM Healthcare Ltd.	1,805,695	7,157
	Granules India Ltd.	1,826,849	7,152
*	Tata Teleservices Maharashtra Ltd.	6,853,220	7,087
	VIP Industries Ltd.	966,655	7,075
	Hitachi Energy India Ltd.	141,871	7,058
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	911,595	7,041
	Craftsman Automation Ltd.	120,007	7,016
	Mastek Ltd.	262,454	6,966
*	Sapphire Foods India Ltd.	447,144	6,963
	Trident Ltd.	16,604,961	6,961
[3]	ICICI Securities Ltd.	905,575	6,953
	Bajaj Electricals Ltd.	563,414	6,920
	CCL Products India Ltd.	964,647	6,840
	JK Lakshmi Cement Ltd.	823,917	6,801
	NBCC India Ltd.	8,520,410	6,715
	ZF Commercial Vehicle Control Systems India Ltd.	35,450	6,686
	Safari Industries India Ltd.	131,868	6,551
	Vardhman Textiles Ltd.	1,452,622	6,440
	Procter & Gamble Health Ltd.	104,698	6,420
	Blue Dart Express Ltd.	81,017	6,401
*	Shree Renuka Sugars Ltd.	10,893,475	6,375
	Aegis Logistics Ltd.	1,796,856	6,311

Total International Stock Index Fund
		Shares	Market Value• ($000)
	PNC Infratech Ltd.	1,570,724	6,307
	Motilal Oswal Financial Services Ltd.	504,768	6,290
*	Nazara Technologies Ltd.	631,949	6,149
	Route Mobile Ltd.	328,819	6,134
	KNR Constructions Ltd.	1,904,049	6,037
	Tamilnad Mercantile Bank Ltd.	924,550	6,002
	Edelweiss Financial Services Ltd.	8,009,691	5,971
	Century Plyboards India Ltd.	792,803	5,893
	Mahindra Lifespace Developers Ltd.	991,904	5,851
	IDBI Bank Ltd.	7,797,811	5,797
	Karnataka Bank Ltd.	2,100,008	5,796
*	Nuvoco Vistas Corp. Ltd.	1,408,231	5,762
	Bharat Dynamics Ltd.	491,441	5,755
[3]	Metropolis Healthcare Ltd.	339,928	5,740
*	Indiabulls Real Estate Ltd.	6,501,416	5,719
	Clean Science & Technology Ltd.	361,012	5,657
	Kirloskar Oil Engines Ltd.	854,683	5,585
	Usha Martin Ltd.	1,561,803	5,584
	JM Financial Ltd.	5,658,211	5,555
	Bombay Burmah Trading Co.	341,483	5,552
	Bharti Airtel Ltd.	858,665	5,532
	Gujarat Pipavav Port Ltd.	3,776,105	5,525
	Birla Corp. Ltd.	360,856	5,517
	Alembic Pharmaceuticals Ltd.	641,971	5,500
	Sobha Ltd.	632,444	5,417
	Fine Organic Industries Ltd.	101,574	5,398
	Engineers India Ltd.	3,621,449	5,386
	PTC India Ltd.	3,175,855	5,353
*	Restaurant Brands Asia Ltd.	3,947,299	5,286
	Jubilant Ingrevia Ltd.	1,047,400	5,281
	TTK Prestige Ltd.	547,124	5,262
	Capri Global Capital Ltd.	572,093	5,227
[3]	New India Assurance Co. Ltd.	3,111,165	5,190
*	Hindustan Construction Co. Ltd.	16,881,376	5,176
	Graphite India Ltd.	916,986	5,135
	KRBL Ltd.	1,179,636	5,108
	Rain Industries Ltd.	2,715,637	5,023
	Balaji Amines Ltd.	200,676	4,928
	Jubilant Pharmova Ltd. Class A	1,090,734	4,907
	Zydus Wellnes Ltd.	266,718	4,906
	Infibeam Avenues Ltd.	21,034,520	4,831
	Gateway Distriparks Ltd.	4,584,188	4,814
	AstraZeneca Pharma India Ltd.	85,138	4,780
*	Chemplast Sanmar Ltd.	892,512	4,762
	JK Paper Ltd.	1,039,909	4,762
	BASF India Ltd.	153,416	4,652
[3]	Quess Corp. Ltd.	912,580	4,634
	Strides Pharma Science Ltd.	796,166	4,562
	Alkyl Amines Chemicals	177,066	4,556
*	Sheela Foam Ltd.	350,507	4,545
*	Brightcom Group Ltd.	22,181,453	4,473
	HEG Ltd.	227,492	4,457
	EPL Ltd.	2,044,739	4,435
	ION Exchange India Ltd.	689,844	4,409
	Galaxy Surfactants Ltd.	131,727	4,320
	Sterlite Technologies Ltd.	2,564,815	4,297
	Akzo Nobel India Ltd.	146,512	4,250
	Orient Electric Ltd.	1,616,293	4,224
	Care Ratings Ltd.	384,325	4,205
	NOCIL Ltd.	1,569,351	4,172
	South Indian Bank Ltd.	14,241,145	4,149
[3]	Godrej Agrovet Ltd.	739,561	4,127
	Vaibhav Global Ltd.	800,605	4,027
	Saregama India Ltd.	1,026,116	3,969
	Garware Technical Fibres Ltd.	99,700	3,787
[3]	IRB InvIT Fund	4,396,642	3,721
	Avanti Feeds Ltd.	750,509	3,639
		Shares	Market Value• ($000)
[3]	General Insurance Corp. of India	1,325,617	3,632
	Bajaj Consumer Care Ltd.	1,292,011	3,605
*	Alok Industries Ltd.	17,220,050	3,599
	JBM Auto Ltd.	247,658	3,570
	Rallis India Ltd.	1,362,204	3,552
*	Mangalore Refinery & Petrochemicals Ltd.	2,788,896	3,476
*	TeamLease Services Ltd.	119,481	3,368
*	Campus Activewear Ltd.	1,049,522	3,355
*	Borosil Renewables Ltd.	664,402	3,254
*	TV18 Broadcast Ltd.	6,026,659	3,002
	DCB Bank Ltd.	2,099,942	2,893
	Allcargo Logistics Ltd.	884,818	2,717
*	V-Mart Retail Ltd.	131,966	2,602
	Polyplex Corp. Ltd.	207,690	2,548
*	IFCI Ltd.	9,659,108	2,518
[3]	Dilip Buildcon Ltd.	645,752	2,362
*	Sun Pharma Advanced Research Co. Ltd.	853,036	2,341
*	Kaveri Seed Co. Ltd.	314,312	2,337
*	Wockhardt Ltd.	784,380	2,138
*	Dhani Services Ltd.	4,561,963	2,093
	Symphony Ltd.	204,656	2,073
*	Just Dial Ltd.	233,466	2,060
	Vakrangee Ltd.	9,141,161	1,937
*	NIIT Ltd.	1,142,342	1,754
*,2	Bajel Projects Ltd.	563,414	886
[3]	Brookfield India Real Estate Trust	200,056	584
*,2	Digidrive Distributors Ltd.	205,223	332
*	VL E-Governance & IT Solutions Ltd.	399,347	144
*,2	Chennai Super Kings Cricket Ltd.	951,110	—
			18,045,422
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	752,311,597	414,464
	Bank Rakyat Indonesia Persero Tbk. PT	952,768,847	297,916
	Bank Mandiri Persero Tbk. PT	602,006,650	215,068
	Telkom Indonesia Persero Tbk. PT	631,087,558	138,344
	Astra International Tbk. PT	275,215,107	100,118
	Bank Negara Indonesia Persero Tbk. PT	203,936,112	61,545
	Sumber Alfaria Trijaya Tbk. PT	255,526,123	46,505
*	GoTo Gojek Tokopedia Tbk. PT Class A	9,940,070,500	37,606
*	Charoen Pokphand Indonesia Tbk. PT	99,629,914	36,384
*	Merdeka Copper Gold Tbk. PT	251,602,900	35,289
	United Tractors Tbk. PT	20,120,639	31,841
	Adaro Energy Indonesia Tbk. PT	167,019,545	26,949
	Kalbe Farma Tbk. PT	252,496,617	26,854
	Indofood Sukses Makmur Tbk. PT	60,504,372	25,330
	Barito Pacific Tbk. PT	340,767,640	24,148
*	Bumi Resources Minerals Tbk. PT	1,797,610,511	21,944
	Indah Kiat Pulp & Paper Tbk. PT	35,852,945	21,670
	Indofood CBP Sukses Makmur Tbk. PT	31,137,135	20,294
*	Bumi Resources Tbk. PT	2,571,310,900	18,296
	Unilever Indonesia Tbk. PT	78,962,760	18,004
	Semen Indonesia Persero Tbk. PT	46,087,930	17,709
	Indosat Tbk. PT	27,288,801	16,241
	Sarana Menara Nusantara Tbk. PT	252,372,899	14,154
	Mitra Keluarga Karyasehat Tbk. PT	74,537,392	12,853
	Aneka Tambang Tbk.	117,574,097	12,597
	Elang Mahkota Teknologi Tbk. PT	372,513,663	11,737
	Indocement Tunggal Prakarsa Tbk. PT	19,968,429	11,665
	Perusahaan Gas Negara Tbk. PT	144,937,591	11,459
*	Bukalapak.com PT Tbk.	834,255,400	11,045
	Mitra Adiperkasa Tbk. PT	98,470,973	10,758
	Medco Energi Internasional Tbk. PT	129,703,434	10,428
	AKR Corporindo Tbk. PT	110,503,507	10,369
	Dayamitra Telekomunikasi PT	252,450,543	9,848
	Gudang Garam Tbk. PT	6,363,836	9,327
	Indo Tambangraya Megah Tbk. PT	5,439,338	9,085
	Ciputra Development Tbk. PT	123,707,084	8,632

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Vale Indonesia Tbk. PT	27,623,973	8,609
	XL Axiata Tbk. PT	60,089,458	8,590
	Bukit Asam Tbk. PT	54,901,516	8,570
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,177,545	8,274
	Mayora Indah Tbk. PT	44,696,098	8,024
	Jasa Marga Persero Tbk. PT	29,505,859	7,918
	PT Tower Bersama Infrastructure Tbk.	59,755,760	7,785
	Pakuwon Jati Tbk. PT	294,996,724	7,425
	Avia Avian Tbk. PT	234,321,969	7,373
	Japfa Comfeed Indonesia Tbk. PT	92,160,151	7,106
*	Bumi Serpong Damai Tbk. PT	111,280,580	7,038
	BFI Finance Indonesia Tbk. PT	105,495,472	6,808
	Hanjaya Mandala Sampoerna Tbk. PT	113,224,424	6,482
*	Smartfren Telecom Tbk. PT	1,773,222,380	5,802
	Summarecon Agung Tbk. PT	156,722,663	5,276
	Map Aktif Adiperkasa PT	110,427,200	5,181
	Surya Esa Perkasa Tbk. PT	130,853,955	4,943
	Bank Tabungan Negara Persero Tbk. PT	63,791,084	4,921
	Ace Hardware Indonesia Tbk. PT	95,716,321	4,820
*	Bank Bukopin Tbk. PT	939,060,826	4,614
	Bank Syariah Indonesia Tbk. PT	44,855,323	4,238
*	Panin Financial Tbk. PT	210,780,209	3,609
*	Bank Pan Indonesia Tbk. PT	49,060,327	3,508
	Matahari Department Store Tbk. PT	26,038,081	3,261
*,2	Waskita Karya Persero Tbk. PT	248,206,980	3,156
	Bank BTPN Syariah Tbk. PT	31,155,157	3,088
*	Lippo Karawaci Tbk. PT	508,274,326	2,816
*	MNC Digital Entertainment Tbk. PT	12,508,722	2,372
	Surya Citra Media Tbk. PT	247,868,397	2,357
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	72,604,500	2,331
	Astra Agro Lestari Tbk. PT	5,228,592	2,319
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,165
	Media Nusantara Citra Tbk. PT	68,243,598	2,123
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	27,789,583	1,986
*	Global Mediacom Tbk. PT	103,724,233	1,776
*	Alam Sutera Realty Tbk. PT	163,580,519	1,709
*	Bank Neo Commerce Tbk. PT	118,743,952	1,678
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,643
	Timah Tbk. PT	34,954,301	1,518
*	Adhi Karya Persero Tbk. PT	51,318,332	1,299
*	PP Persero Tbk. PT	30,610,782	1,089
	Ramayana Lestari Sentosa Tbk. PT	29,933,684	939
*	Wijaya Karya Persero Tbk. PT	35,135,576	849
*	Bank Raya Indonesia Tbk. PT	56,436,433	797
*	Krakatau Steel Persero Tbk. PT	10,024,760	107
			1,994,768
Ireland (0.2%)
	Kerry Group plc Class A	2,094,346	161,775
	Kingspan Group plc	2,050,509	137,997
	Bank of Ireland Group plc	14,377,209	128,845
	AIB Group plc	17,150,394	74,459
	Glanbia plc	2,411,098	37,972
	Dalata Hotel Group plc	3,027,261	12,860
	Kingspan Group plc (XLON)	3,955	266
	Glanbia plc (XLON)	8,754	133
*,2	Irish Bank Resolution Corp. Ltd.	698,992	—
			554,307
Israel (0.4%)
	Bank Leumi Le-Israel BM	20,875,361	134,457
*	Nice Ltd.	864,427	132,513
	Bank Hapoalim BM	18,164,616	129,931
*	Teva Pharmaceutical Industries Ltd.	15,111,165	129,716
	Israel Discount Bank Ltd. Class A	16,891,472	74,244
	Elbit Systems Ltd.	333,688	62,066
		Shares	Market Value• ($000)
	Mizrahi Tefahot Bank Ltd.	1,874,902	58,031
	ICL Group Ltd.	9,827,059	47,798
*	Nova Ltd.	391,415	37,481
*	Tower Semiconductor Ltd.	1,499,257	34,819
	Bezeq The Israeli Telecommunication Corp. Ltd.	27,926,437	34,363
	First International Bank of Israel Ltd.	720,890	24,539
	Azrieli Group Ltd.	508,191	21,881
*	Enlight Renewable Energy Ltd.	1,607,055	21,653
	Phoenix Holdings Ltd.	2,288,600	19,432
	Melisron Ltd.	356,482	19,322
*	Camtek Ltd.	366,897	19,118
	Mivne Real Estate KD Ltd.	8,634,528	18,631
*	Shufersal Ltd.	3,507,507	14,807
*	Perion Network Ltd.	559,969	14,420
*	Big Shopping Centers Ltd.	191,188	13,401
*	Airport City Ltd.	931,336	12,264
	Amot Investments Ltd.	2,905,175	12,166
	Delek Group Ltd.	107,892	11,804
*	Strauss Group Ltd.	614,687	11,389
*	Israel Corp. Ltd.	49,670	10,721
*	Clal Insurance Enterprises Holdings Ltd.	857,738	10,715
	Alony Hetz Properties & Investments Ltd.	2,176,365	10,617
	Sapiens International Corp. NV	408,677	10,338
	Shapir Engineering & Industry Ltd.	1,820,439	9,756
	Harel Insurance Investments & Financial Services Ltd.	1,499,474	9,631
	Reit 1 Ltd.	2,563,094	9,270
	Oil Refineries Ltd.	33,044,956	9,067
*	Paz Oil Co. Ltd.	126,612	9,002
	Energix-Renewable Energies Ltd.	3,635,978	8,847
	FIBI Holdings Ltd.	230,079	8,101
	Isracard Ltd.	2,539,841	7,920
	Electra Ltd.	24,223	7,674
	Hilan Ltd.	177,020	7,614
	Matrix IT Ltd.	448,887	7,586
*	Shikun & Binui Ltd.	3,206,767	7,241
*	Fattal Holdings 1998 Ltd.	85,342	7,060
	Formula Systems 1985 Ltd.	116,735	6,617
	Menora Mivtachim Holdings Ltd.	325,925	6,492
*	OPC Energy Ltd.	1,168,381	6,337
	One Software Technologies Ltd.	561,366	5,701
	Ashtrom Group Ltd.	520,796	5,611
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	102,629	5,542
	Sella Capital Real Estate Ltd.	3,063,535	5,444
	Maytronics Ltd.	583,187	5,425
	Fox Wizel Ltd.	91,911	5,219
	Kenon Holdings Ltd.	275,665	5,041
*	Partner Communications Co. Ltd.	1,365,087	4,959
*	Summit Real Estate Holdings Ltd.	513,158	4,918
*	Equital Ltd.	224,040	4,875
	Danel Adir Yeoshua Ltd.	62,196	4,465
	Migdal Insurance & Financial Holdings Ltd.	4,358,559	4,099
	Mega Or Holdings Ltd.	297,534	4,082
	Israel Canada T.R Ltd.	1,865,922	3,926
	Delta Galil Ltd.	119,477	3,781
	Delek Automotive Systems Ltd.	676,019	3,125
*	Cellcom Israel Ltd.	1,210,500	2,981
	Elco Ltd.	122,961	2,939
*	Ashdod Refinery Ltd.	136,926	2,689
	Gav-Yam Lands Corp. Ltd.	471,188	2,666
	G City Ltd.	1,098,037	2,659
	AudioCodes Ltd.	316,106	2,440
*	AFI Properties Ltd.	82,901	2,238
*	Gilat Satellite Networks Ltd.	350,581	2,099
*	Kamada Ltd.	445,963	1,929

Total International Stock Index Fund
		Shares	Market Value• ($000)
	IDI Insurance Co. Ltd.	94,217	1,842
	Naphtha Israel Petroleum Corp. Ltd.	390,800	1,501
			1,383,048
Italy (1.8%)
	Enel SpA	105,303,675	668,424
	UniCredit SpA	23,881,181	598,692
	Stellantis NV	29,527,494	551,643
	Intesa Sanpaolo SpA	209,600,520	546,175
	Ferrari NV	1,605,855	486,099
	Eni SpA	29,454,101	481,506
	Assicurazioni Generali SpA	18,245,532	362,423
	Terna - Rete Elettrica Nazionale	19,098,173	146,235
	CNH Industrial NV	13,191,358	146,186
	Moncler SpA	2,773,528	144,049
	Snam SpA	30,883,213	141,616
	Prysmian SpA	3,574,015	133,836
[1]	Mediobanca Banca di Credito Finanziario SpA	8,739,335	104,395
	Tenaris SA	6,135,089	97,876
	FinecoBank Banca Fineco SpA	8,277,300	97,644
	Banco BPM SpA	18,586,017	95,092
	Leonardo SpA	5,425,851	81,998
	Davide Campari-Milano NV	6,745,301	74,561
	Recordati Industria Chimica e Farmaceutica SpA	1,322,199	61,158
[3]	Poste Italiane SpA	6,146,743	60,854
[3]	Infrastrutture Wireless Italiane SpA	4,844,710	53,049
	Amplifon SpA	1,751,914	49,515
	BPER Banca	14,383,739	46,807
	Interpump Group SpA	1,087,715	45,482
*,3	Nexi SpA	7,546,288	43,850
	A2A SpA	20,866,618	39,167
*,1	Telecom Italia SpA (Registered)	144,723,190	37,420
	Brunello Cucinelli SpA	462,826	37,229
	Italgas SpA	6,687,853	33,986
	Unipol Gruppo SpA	5,942,230	32,193
	Buzzi SpA	1,182,852	31,321
	Azimut Holding SpA	1,470,760	30,990
[3]	Pirelli & C SpA	6,703,738	29,867
	Hera SpA	10,541,514	29,654
	Reply SpA	311,596	29,402
	Banca Popolare di Sondrio SPA	5,317,636	29,014
	Banca Mediolanum SpA	3,331,061	27,200
	DiaSorin SpA	289,788	25,971
[3]	BFF Bank SpA	2,535,465	24,376
	Banca Generali SpA	751,113	24,366
*	Iveco Group NV	2,709,403	22,834
*	Saipem SpA	14,384,145	21,919
*	Telecom Italia SpA (Bearer)	82,749,606	21,549
	De' Longhi SpA	945,797	21,162
	Brembo SpA	1,956,371	21,050
	ERG SpA	763,142	18,751
	Iren SpA	8,932,316	17,900
*	Banca Monte dei Paschi di Siena SpA	5,791,024	15,679
[1]	UnipolSai Assicurazioni SpA	6,155,657	14,590
[3]	Technogym SpA	1,727,171	13,002
	SOL SpA	449,260	12,929
[3]	Anima Holding SpA	2,986,690	12,206
[1]	Saras SpA	8,378,555	12,179
[3]	Carel Industries SpA	561,735	11,711
[1]	Salvatore Ferragamo SpA	907,168	11,099
	Tamburi Investment Partners SpA	1,317,846	11,051
[3]	Enav SpA	3,090,530	10,301
	Maire Tecnimont SpA	2,201,180	10,236
	Sesa SpA	95,473	9,644
	Ariston Holding NV	1,420,496	7,962
[1]	Webuild SpA	4,281,673	7,711
		Shares	Market Value• ($000)
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	291,242	7,706
	Danieli & C Officine Meccaniche SpA	371,243	7,501
	Credito Emiliano SpA	906,128	7,347
	ACEA SpA	587,008	7,068
	Banca IFIS SpA	392,714	6,716
	Salcef Group SpA	266,532	6,328
	El.En. SpA	668,701	6,254
	Sanlorenzo SpA	171,159	6,091
	Piaggio & C SpA	2,221,170	5,973
	Gruppo MutuiOnline SpA	204,159	5,748
[3]	RAI Way SpA	1,125,703	5,593
	MFE-MediaForEurope NV Class A	2,613,636	4,744
	Italmobiliare SpA	176,452	4,461
	Cementir Holding NV	533,489	4,439
	Tinexta SpA	245,862	4,237
	MARR SpA	337,977	4,011
*	Tod's SpA	119,099	3,990
*,3	GVS SpA	886,013	3,971
	Zignago Vetro SpA	297,914	3,897
*,1	Fincantieri SpA	7,121,131	3,797
*,1	Juventus Football Club SpA	12,062,531	3,228
	Tenaris SA ADR	100,459	3,146
	Arnoldo Mondadori Editore SpA	1,396,755	3,061
[3]	doValue SpA	809,725	2,787
[1]	Alerion Cleanpower SpA	76,442	1,891
	Datalogic SpA	299,099	1,794
	Biesse SpA	168,856	1,789
[1]	MFE-MediaForEurope NV Class B	618,337	1,641
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	857
*,2	Gemina SpA	315,232	—
			6,216,852
Japan (15.9%)
	Toyota Motor Corp.	162,069,213	2,835,198
	Sony Group Corp.	16,733,751	1,391,225
	Mitsubishi UFJ Financial Group Inc.	157,421,016	1,320,628
	Keyence Corp.	2,642,288	1,022,879
	Sumitomo Mitsui Financial Group Inc.	17,267,393	832,426
	Tokyo Electron Ltd.	6,030,277	796,827
	Shin-Etsu Chemical Co. Ltd.	26,135,545	781,541
	Hitachi Ltd.	12,170,048	771,418
	Mitsui & Co. Ltd.	20,109,451	730,861
	Mitsubishi Corp.	15,478,578	721,543
	Honda Motor Co. Ltd.	66,835,421	684,981
	Daiichi Sankyo Co. Ltd.	25,502,821	657,570
	ITOCHU Corp.	17,971,288	647,344
	KDDI Corp.	21,595,933	646,037
	Mizuho Financial Group Inc.	34,391,522	583,913
	Nintendo Co. Ltd.	14,125,394	583,583
	Tokio Marine Holdings Inc.	25,132,789	562,277
	Takeda Pharmaceutical Co. Ltd.	20,619,963	559,724
	SoftBank Group Corp.	13,136,065	537,975
	Recruit Holdings Co. Ltd.	18,091,259	518,725
	Daikin Industries Ltd.	3,596,345	518,517
	Fast Retailing Co. Ltd.	2,090,008	462,720
	Nippon Telegraph & Telephone Corp.	385,237,875	453,339
	Hoya Corp.	4,639,235	446,613
	SoftBank Corp.	37,235,404	421,016
	Oriental Land Co. Ltd.	12,708,995	411,077
	Murata Manufacturing Co. Ltd.	22,802,945	390,600
	Seven & i Holdings Co. Ltd.	10,435,981	382,361
	Japan Tobacco Inc.	16,043,533	373,475
	Denso Corp.	23,821,364	351,754
	SMC Corp.	754,031	348,184
	FANUC Corp.	12,936,600	321,040
	Fujitsu Ltd.	2,412,083	312,479
	Astellas Pharma Inc.	24,367,061	308,240

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Canon Inc.	12,897,087	304,896
	Marubeni Corp.	20,711,694	302,842
	Mitsubishi Electric Corp.	26,353,195	302,179
	Sumitomo Corp.	14,844,852	291,815
	ORIX Corp.	15,903,469	289,226
	Bridgestone Corp.	7,604,635	287,799
	Komatsu Ltd.	12,414,874	285,249
	Central Japan Railway Co.	12,270,720	276,194
	Dai-ichi Life Holdings Inc.	12,748,202	269,306
	FUJIFILM Holdings Corp.	4,807,962	262,985
	Mitsui Fudosan Co. Ltd.	12,107,368	262,426
	Chugai Pharmaceutical Co. Ltd.	8,815,950	261,451
	Advantest Corp.	9,989,204	257,308
	Nidec Corp.	7,013,418	257,259
	East Japan Railway Co.	4,884,595	253,693
	Panasonic Holdings Corp.	28,911,127	253,652
	Japan Post Holdings Co. Ltd.	28,151,389	249,174
	Terumo Corp.	8,795,967	240,642
	Daiwa House Industry Co. Ltd.	8,736,685	240,308
	Nippon Steel Corp.	11,046,950	238,270
	Suzuki Motor Corp.	6,129,431	237,896
	Asahi Group Holdings Ltd.	6,574,054	237,786
	Ajinomoto Co. Inc.	6,235,687	227,744
	Kao Corp.	6,151,783	224,441
	Olympus Corp.	16,745,501	223,642
	MS&AD Insurance Group Holdings Inc.	6,093,210	223,258
	Otsuka Holdings Co. Ltd.	6,510,605	219,056
*	Renesas Electronics Corp.	16,211,206	212,944
	Aeon Co. Ltd.	9,628,391	202,578
	Kyocera Corp.	4,065,826	200,410
	Disco Corp.	1,131,686	199,855
	Mitsubishi Heavy Industries Ltd.	3,871,419	199,396
	Kubota Corp.	14,523,153	195,325
	Mitsubishi Estate Co. Ltd.	14,952,933	191,402
	Eisai Co. Ltd.	3,585,923	189,976
	Inpex Corp.	12,664,394	183,771
	TDK Corp.	4,872,432	182,303
	Japan Post Bank Co. Ltd.	19,606,124	181,733
	Sompo Holdings Inc.	4,184,609	181,277
	Sumitomo Mitsui Trust Holdings Inc.	4,800,238	179,994
	Secom Co. Ltd.	2,585,571	179,580
	Unicharm Corp.	5,234,201	177,852
	Lasertec Corp.	1,027,817	169,775
	NEC Corp.	3,477,456	167,442
	Shionogi & Co. Ltd.	3,594,788	167,390
	Shiseido Co. Ltd.	5,261,740	166,879
	Bandai Namco Holdings Inc.	7,933,094	164,362
	Toyota Tsusho Corp.	3,019,733	160,759
	Toyota Industries Corp.	2,167,023	160,608
	Nippon Yusen KK	6,543,281	160,096
	Nomura Holdings Inc.	41,006,521	158,425
	Resona Holdings Inc.	28,789,212	153,830
	Nomura Research Institute Ltd.	5,811,550	152,553
	Shimano Inc.	1,032,894	148,640
	Sekisui House Ltd.	7,406,412	145,038
	Kirin Holdings Co. Ltd.	10,064,542	141,440
	Subaru Corp.	8,165,753	141,352
	ENEOS Holdings Inc.	38,057,396	141,019
	Kikkoman Corp.	2,468,377	140,438
	Japan Exchange Group Inc.	7,082,771	140,060
	Sumitomo Realty & Development Co. Ltd.	5,355,019	134,379
	Obic Co. Ltd.	905,827	133,896
	Kansai Electric Power Co. Inc.	9,838,715	125,973
	Tokyo Gas Co. Ltd.	5,533,554	124,268
	Nitto Denko Corp.	1,912,771	123,767
	Sysmex Corp.	2,572,170	123,214
	T&D Holdings Inc.	6,746,491	120,352
		Shares	Market Value• ($000)
	West Japan Railway Co.	3,120,914	118,952
[1]	Mitsui OSK Lines Ltd.	4,514,880	116,562
	Chubu Electric Power Co. Inc.	9,468,940	114,424
	Yaskawa Electric Corp.	3,488,374	114,185
	Daiwa Securities Group Inc.	19,378,558	111,746
	Nitori Holdings Co. Ltd.	1,012,993	109,702
	Sumitomo Electric Industries Ltd.	10,224,926	107,344
	JFE Holdings Inc.	7,683,033	107,047
	NTT Data Group Corp.	8,538,101	105,274
	Pan Pacific International Holdings Corp.	5,424,430	105,049
	Asahi Kasei Corp.	16,731,836	102,864
[1]	Kawasaki Kisen Kaisha Ltd.	2,952,409	101,238
	Osaka Gas Co. Ltd.	5,347,391	100,840
	Nissan Motor Co. Ltd.	26,147,250	100,614
	Yamaha Motor Co. Ltd.	4,116,902	100,604
	Toray Industries Inc.	20,555,961	99,446
	Ono Pharmaceutical Co. Ltd.	5,681,870	98,123
	Mitsubishi Chemical Group Corp.	17,281,791	97,791
	Nexon Co. Ltd.	5,320,760	97,632
	Kajima Corp.	5,757,304	95,153
	Daito Trust Construction Co. Ltd.	876,817	94,053
	Hankyu Hanshin Holdings Inc.	2,947,118	92,727
	Nippon Paint Holdings Co. Ltd.	13,736,707	92,353
	Tokyu Corp.	8,027,510	90,623
	Sumitomo Metal Mining Co. Ltd.	3,206,696	90,082
	LY Corp.	35,308,987	90,020
*	Tokyo Electric Power Co. Holdings Inc.	21,079,943	89,205
	Dai Nippon Printing Co. Ltd.	3,391,463	88,474
	M3 Inc.	5,734,283	88,315
	Omron Corp.	2,457,061	88,030
	MINEBEA MITSUMI Inc.	5,554,180	87,086
	Shimadzu Corp.	3,648,728	86,279
	MatsukiyoCocokara & Co.	4,913,157	86,186
	MEIJI Holdings Co. Ltd.	3,494,442	86,012
	Makita Corp.	3,308,835	85,523
	TOPPAN Holdings Inc.	3,634,448	83,824
	Nippon Building Fund Inc.	20,680	83,091
	Yakult Honsha Co. Ltd.	3,516,216	82,859
	AGC Inc.	2,432,876	82,764
	Aisin Corp.	2,341,712	81,573
	SG Holdings Co. Ltd.	5,732,896	81,262
	Dentsu Group Inc.	2,797,055	81,243
	Taisei Corp.	2,353,200	79,803
	Nissin Foods Holdings Co. Ltd.	909,747	79,156
	Obayashi Corp.	9,123,695	78,152
	Isuzu Motors Ltd.	6,986,166	77,900
	Capcom Co. Ltd.	2,392,512	77,013
	Mazda Motor Corp.	7,739,058	74,806
	Asics Corp.	2,312,526	73,254
	Yamato Holdings Co. Ltd.	4,393,596	73,180
	Nissan Chemical Corp.	1,761,238	71,832
	Rohm Co. Ltd.	4,444,012	71,202
	Keisei Electric Railway Co. Ltd.	1,874,917	70,627
	SBI Holdings Inc.	3,270,100	70,356
	Idemitsu Kosan Co. Ltd.	3,044,118	69,117
	Kintetsu Group Holdings Co. Ltd.	2,433,425	68,469
	Concordia Financial Group Ltd.	14,691,419	68,262
	Zensho Holdings Co. Ltd.	1,296,669	68,155
	Nomura Real Estate Master Fund Inc.	61,067	67,385
	Japan Real Estate Investment Corp.	18,110	67,266
	Konami Group Corp.	1,285,880	66,611
	TIS Inc.	3,107,166	66,540
	Tobu Railway Co. Ltd.	2,720,679	65,485
	Daifuku Co. Ltd.	3,940,814	65,114
	Fuji Electric Co. Ltd.	1,700,237	64,736
	Hamamatsu Photonics KK	1,733,616	64,392
	Sojitz Corp.	3,068,076	63,710

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JSR Corp.	2,373,992	63,542
	Ricoh Co. Ltd.	7,748,167	62,800
	Ibiden Co. Ltd.	1,461,562	62,316
	Rohto Pharmaceutical Co. Ltd.	2,625,844	61,264
	Sekisui Chemical Co. Ltd.	4,445,519	60,890
	Japan Metropolitan Fund Investment Corp.	93,295	60,208
	Chiba Bank Ltd.	8,064,039	60,065
	Yokogawa Electric Corp.	3,288,578	59,705
	Nippon Prologis REIT Inc.	33,318	59,285
	Odakyu Electric Railway Co. Ltd.	4,160,267	59,227
	Niterra Co. Ltd.	2,626,589	58,790
	SUMCO Corp.	4,526,826	58,496
	Mitsui Chemicals Inc.	2,292,051	57,770
	Trend Micro Inc.	1,528,512	57,601
	Fukuoka Financial Group Inc.	2,172,622	57,431
	MISUMI Group Inc.	3,739,077	56,605
	GLP J-REIT	63,129	56,542
	Mitsubishi HC Capital Inc.	8,573,506	56,519
	Shizuoka Financial Group Inc.	6,640,580	56,470
	Toyo Suisan Kaisha Ltd.	1,219,898	56,275
	Otsuka Corp.	1,395,344	55,946
[1]	KDX Realty Investment Corp.	53,420	55,717
	Rakuten Group Inc.	14,885,959	55,062
	Yamaha Corp.	2,054,629	54,879
	Kyoto Financial Group Inc.	966,233	54,779
	Ebara Corp.	1,236,500	54,757
	Isetan Mitsukoshi Holdings Ltd.	4,737,737	53,446
	Kyowa Kirin Co. Ltd.	3,372,346	52,893
	Kobe Steel Ltd.	4,464,930	52,791
	Nisshin Seifun Group Inc.	3,492,292	52,677
	Kuraray Co. Ltd.	4,559,885	52,170
	Shimizu Corp.	7,301,646	51,962
	Sumitomo Chemical Co. Ltd.	20,413,268	51,886
	Hulic Co. Ltd.	5,644,132	51,746
	Toho Co. Ltd.	1,502,980	51,346
	Suntory Beverage & Food Ltd.	1,703,731	51,270
	Daiwa House REIT Investment Corp.	28,966	51,263
	Oji Holdings Corp.	11,978,655	51,231
	Azbil Corp.	1,715,259	50,684
[1]	SCREEN Holdings Co. Ltd.	1,073,626	49,915
	Hoshizaki Corp.	1,537,535	49,654
	Japan Post Insurance Co. Ltd.	2,559,965	49,295
	Brother Industries Ltd.	3,159,076	49,282
	Hirose Electric Co. Ltd.	432,858	49,042
	Seiko Epson Corp.	3,527,345	48,971
	Nippon Sanso Holdings Corp.	1,940,691	48,941
	USS Co. Ltd.	2,749,179	48,053
	Nippon Express Holdings Inc.	927,431	47,666
	TOTO Ltd.	1,968,096	47,454
	Tokyu Fudosan Holdings Corp.	8,100,690	47,197
[1]	Kobe Bussan Co. Ltd.	1,900,062	47,023
	Keio Corp.	1,562,906	46,378
	Koito Manufacturing Co. Ltd.	3,083,816	46,204
	Tosoh Corp.	3,767,494	46,130
	Socionext Inc.	472,469	46,083
	BayCurrent Consulting Inc.	1,826,860	45,867
	McDonald's Holdings Co. Japan Ltd.	1,168,600	45,468
	Kurita Water Industries Ltd.	1,489,308	45,250
	Ryohin Keikaku Co. Ltd.	3,193,233	45,022
	Sumitomo Forestry Co. Ltd.	1,887,620	44,569
	Asahi Intecc Co. Ltd.	2,644,408	44,433
*	Skylark Holdings Co. Ltd.	2,984,556	44,034
	Kawasaki Heavy Industries Ltd.	1,973,166	43,551
	Kyushu Railway Co.	2,125,690	43,462
	Haseko Corp.	3,475,394	42,771
	Hikari Tsushin Inc.	292,920	42,260
*	ANA Holdings Inc.	2,132,993	41,875
		Shares	Market Value• ($000)
	NGK Insulators Ltd.	3,416,752	41,747
	Mebuki Financial Group Inc.	13,622,920	41,240
	Orix JREIT Inc.	35,865	41,218
	Amada Co. Ltd.	4,217,590	40,913
	United Urban Investment Corp.	40,109	40,437
	NH Foods Ltd.	1,343,315	40,304
*	Kyushu Electric Power Co. Inc.	6,307,770	40,301
	Cosmo Energy Holdings Co. Ltd.	1,101,498	40,294
	Tohoku Electric Power Co. Inc.	6,423,252	40,107
	Resonac Holdings Corp.	2,413,603	39,127
	Nikon Corp.	4,111,952	39,041
	Santen Pharmaceutical Co. Ltd.	4,489,167	38,937
	Marui Group Co. Ltd.	2,459,396	38,891
	Lixil Corp.	3,518,526	38,581
	Advance Residence Investment Corp.	17,517	38,086
	Hitachi Construction Machinery Co. Ltd.	1,437,880	37,149
	Taiyo Yuden Co. Ltd.	1,655,445	37,113
	Nagoya Railroad Co. Ltd.	2,644,233	37,016
	Kansai Paint Co. Ltd.	2,510,792	36,745
	Japan Airlines Co. Ltd.	1,981,589	36,429
	Tsuruha Holdings Inc.	495,057	36,365
	Sanwa Holdings Corp.	2,658,162	35,865
	Tokyo Tatemono Co. Ltd.	2,687,339	35,683
	NOF Corp.	898,182	35,434
	Persol Holdings Co. Ltd.	23,591,200	35,373
	JGC Holdings Corp.	2,860,427	35,232
	Sumitomo Heavy Industries Ltd.	1,537,314	35,189
	Invincible Investment Corp.	91,212	35,080
	Alfresa Holdings Corp.	2,209,082	34,993
	Square Enix Holdings Co. Ltd.	1,045,523	34,734
	Hachijuni Bank Ltd.	6,059,487	34,510
	Yamazaki Baking Co. Ltd.	1,615,914	34,211
	Electric Power Development Co. Ltd.	2,229,800	34,184
	Medipal Holdings Corp.	2,032,270	34,169
	Nomura Real Estate Holdings Inc.	1,459,376	34,085
	Sega Sammy Holdings Inc.	2,147,410	33,585
	Kobayashi Pharmaceutical Co. Ltd.	810,501	33,460
*	Toshiba Corp.	1,091,807	33,192
	IHI Corp.	1,728,660	33,177
[1]	Yokohama Rubber Co. Ltd.	1,790,827	33,094
	Iwatani Corp.	691,198	33,059
	Credit Saison Co. Ltd.	2,191,285	32,847
	Keihan Holdings Co. Ltd.	1,340,249	32,780
	Stanley Electric Co. Ltd.	2,038,937	32,612
	Tokyo Century Corp.	845,236	32,566
	Mitsubishi Gas Chemical Co. Inc.	2,405,887	32,518
	Toyo Seikan Group Holdings Ltd.	1,927,920	32,413
	Lion Corp.	3,359,684	32,242
	Sanrio Co. Ltd.	755,405	32,168
	J Front Retailing Co. Ltd.	3,356,606	32,000
[1]	Aozora Bank Ltd.	1,558,745	31,793
	INFRONEER Holdings Inc.	3,011,697	31,770
	Kyushu Financial Group Inc.	5,036,386	31,737
	Japan Airport Terminal Co. Ltd.	719,194	31,629
	Open House Group Co. Ltd.	957,543	31,561
	Lawson Inc.	651,505	31,485
	Oracle Corp. Japan	438,722	31,123
*,1	Mercari Inc.	1,545,987	31,027
	NSK Ltd.	5,762,163	31,014
	Air Water Inc.	2,424,553	30,570
	COMSYS Holdings Corp.	1,476,076	30,363
	Nichirei Corp.	1,398,793	30,276
	Goldwin Inc.	479,198	30,265
	Sapporo Holdings Ltd.	849,248	29,899
[1]	Sekisui House REIT Inc.	56,447	29,729
	CyberAgent Inc.	5,641,817	29,616
	SCSK Corp.	1,729,996	29,532

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Japan Prime Realty Investment Corp.	12,602	29,518
	Iida Group Holdings Co. Ltd.	1,883,404	29,244
	Hisamitsu Pharmaceutical Co. Inc.	915,894	29,213
	Shimamura Co. Ltd.	295,423	29,155
	THK Co. Ltd.	1,623,508	29,015
	Suzuken Co. Ltd.	946,857	29,002
	TechnoPro Holdings Inc.	1,455,261	28,830
	Keikyu Corp.	3,387,429	28,720
	Daicel Corp.	3,363,625	28,603
	Shinko Electric Industries Co. Ltd.	890,285	28,586
	Nankai Electric Railway Co. Ltd.	1,492,512	28,584
	Tokyo Ohka Kogyo Co. Ltd.	492,591	28,462
	EXEO Group Inc.	1,365,830	28,368
	ZOZO Inc.	1,482,834	28,196
	Nippon Shinyaku Co. Ltd.	695,013	28,187
	Mitsubishi Motors Corp.	8,502,350	27,774
	Japan Hotel REIT Investment Corp.	60,664	27,580
	Seibu Holdings Inc.	2,806,257	27,402
	Activia Properties Inc.	10,117	27,371
	Mitsubishi Materials Corp.	1,689,132	27,144
	Nabtesco Corp.	1,532,054	27,135
	Taiheiyo Cement Corp.	1,581,674	27,106
	Sohgo Security Services Co. Ltd.	4,617,605	27,042
	Seino Holdings Co. Ltd.	1,855,488	26,990
*	SHIFT Inc.	146,718	26,620
	Horiba Ltd.	524,300	26,509
	Rinnai Corp.	1,429,314	26,256
	Kinden Corp.	1,731,905	26,234
	Nifco Inc.	1,118,305	26,227
	Hakuhodo DY Holdings Inc.	3,212,662	26,071
	Iyogin Holdings Inc.	3,615,825	26,028
	Kose Corp.	392,713	26,018
	Yamaguchi Financial Group Inc.	2,830,658	25,978
	Gunma Bank Ltd.	5,351,958	25,864
	Miura Co. Ltd.	1,332,444	25,835
	Kamigumi Co. Ltd.	1,271,324	25,791
	Koei Tecmo Holdings Co. Ltd.	1,972,007	25,750
	Fujikura Ltd.	3,578,211	25,699
	Hirogin Holdings Inc.	4,029,143	25,620
	Coca-Cola Bottlers Japan Holdings Inc.	1,908,515	25,590
	JTEKT Corp.	3,102,366	25,579
	Nippon Accommodations Fund Inc.	6,341	25,547
	Chugoku Electric Power Co. Inc.	4,076,054	25,488
	MonotaRO Co. Ltd.	3,174,200	25,368
	Macnica Holdings Inc.	618,408	25,126
	Sumitomo Rubber Industries Ltd.	2,475,163	25,110
	Ito En Ltd.	772,082	25,089
	LaSalle Logiport REIT	25,541	25,049
	Kewpie Corp.	1,437,805	24,956
	SHO-BOND Holdings Co. Ltd.	625,495	24,634
	Cosmos Pharmaceutical Corp.	236,573	24,620
	Takashimaya Co. Ltd.	1,810,259	24,618
	Yamada Holdings Co. Ltd.	7,770,378	24,574
	Sundrug Co. Ltd.	899,760	24,466
	Taisho Pharmaceutical Holdings Co. Ltd.	614,654	24,339
	Kadokawa Corp.	1,252,640	24,130
	Sankyo Co. Ltd.	577,558	24,002
	Industrial & Infrastructure Fund Investment Corp.	26,540	23,854
	Nihon Kohden Corp.	1,009,886	23,852
	Tokyo Seimitsu Co. Ltd.	504,439	23,580
	Internet Initiative Japan Inc.	1,454,151	23,497
[1]	DMG Mori Co. Ltd.	1,417,718	23,449
	AEON REIT Investment Corp.	24,557	23,378
	Nishi-Nippon Financial Holdings Inc.	1,917,472	22,901
	Daiwabo Holdings Co. Ltd.	1,204,083	22,886
	Food & Life Cos. Ltd.	1,354,914	22,837
		Shares	Market Value• ($000)
	Teijin Ltd.	2,518,613	22,796
	Casio Computer Co. Ltd.	2,844,315	22,792
	ADEKA Corp.	1,361,916	22,769
	Japan Logistics Fund Inc.	12,275	22,737
	Penta-Ocean Construction Co. Ltd.	3,864,619	22,720
	Ulvac Inc.	657,724	22,619
	Welcia Holdings Co. Ltd.	1,351,074	22,395
	Alps Alpine Co. Ltd.	2,718,715	22,310
	Zenkoku Hosho Co. Ltd.	695,057	22,227
	Fujitec Co. Ltd.	1,020,719	22,160
	Mitsui Fudosan Logistics Park Inc.	7,322	22,136
	BIPROGY Inc.	884,448	22,060
	GMO Payment Gateway Inc.	550,661	21,993
	Mitsubishi Logistics Corp.	839,475	21,961
	Nagase & Co. Ltd.	1,447,236	21,924
	Kagome Co. Ltd.	1,052,574	21,897
	Yamato Kogyo Co. Ltd.	451,925	21,652
	77 Bank Ltd.	962,916	21,462
	Nippon Gas Co. Ltd.	1,421,018	21,357
	Fuyo General Lease Co. Ltd.	260,343	21,166
	Nippon Electric Glass Co. Ltd.	1,058,226	21,156
	Denka Co. Ltd.	1,167,811	21,095
	Daiwa Securities Living Investments Corp.	28,459	21,043
	Mori Hills REIT Investment Corp.	22,343	20,912
	Toho Gas Co. Ltd.	1,208,996	20,821
	House Foods Group Inc.	983,791	20,774
	Fuji Soft Inc.	570,854	20,542
	Nakanishi Inc.	935,154	20,539
	Toyo Tire Corp.	1,377,105	20,454
[1]	Tokai Carbon Co. Ltd.	2,660,836	20,419
	Kaneka Corp.	833,364	20,394
	Yoshinoya Holdings Co. Ltd.	871,520	20,368
	Ezaki Glico Co. Ltd.	700,172	20,352
	UBE Corp.	1,321,545	20,350
	Maruichi Steel Tube Ltd.	818,856	20,321
	Frontier Real Estate Investment Corp.	6,756	20,211
	Toyoda Gosei Co. Ltd.	1,004,603	19,959
	Takara Holdings Inc.	2,384,843	19,879
	Hokuhoku Financial Group Inc.	1,693,015	19,766
	Sankyu Inc.	655,399	19,734
	Comforia Residential REIT Inc.	9,256	19,644
*	Park24 Co. Ltd.	1,737,629	19,576
	Sumitomo Bakelite Co. Ltd.	437,757	19,479
	Mabuchi Motor Co. Ltd.	680,868	19,452
	Maruwa Co. Ltd.	109,993	19,300
	Morinaga Milk Industry Co. Ltd.	494,627	19,293
	Sugi Holdings Co. Ltd.	474,509	19,207
	Mitsui Mining & Smelting Co. Ltd.	739,172	19,194
	Dowa Holdings Co. Ltd.	625,945	19,135
	Nissui Corp.	3,937,895	19,109
	Aeon Mall Co. Ltd.	1,663,439	18,916
	Daido Steel Co. Ltd.	481,029	18,871
	Amano Corp.	922,482	18,843
	Nippon Kayaku Co. Ltd.	2,188,558	18,801
	Rengo Co. Ltd.	2,831,271	18,750
	Chugin Financial Group Inc.	2,350,579	18,742
	Hulic REIT Inc.	18,357	18,726
	Sotetsu Holdings Inc.	1,060,548	18,721
	MEITEC Group Holdings Inc.	1,063,015	18,709
	K's Holdings Corp.	1,983,464	18,458
	Calbee Inc.	956,551	18,376
	NOK Corp.	1,547,057	18,338
	Mizuho Leasing Co. Ltd.	573,062	18,232
	Toda Corp.	3,269,157	18,155
	Kokuyo Co. Ltd.	1,164,733	18,053
	Morinaga & Co. Ltd.	493,372	17,793
	Ushio Inc.	1,458,892	17,792

Total International Stock Index Fund
		Shares	Market Value• ($000)
	DIC Corp.	1,124,610	17,733
*,1	Sharp Corp.	2,823,357	17,652
	Seven Bank Ltd.	8,886,193	17,595
	Fuji Corp.	1,168,026	17,588
	Mitsubishi Estate Logistics REIT Investment Corp.	6,939	17,464
*	Konica Minolta Inc.	6,167,988	17,276
	Nishi-Nippon Railroad Co. Ltd.	1,062,153	17,161
	Mori Trust REIT Inc.	35,014	17,070
	Kotobuki Spirits Co. Ltd.	1,278,715	16,980
	Daiseki Co. Ltd.	612,314	16,911
	Shiga Bank Ltd.	639,132	16,902
	NSD Co. Ltd.	969,485	16,868
	Ship Healthcare Holdings Inc.	1,088,088	16,799
	Sawai Group Holdings Co. Ltd.	526,807	16,789
	Pilot Corp.	494,213	16,771
	OBIC Business Consultants Co. Ltd.	389,995	16,754
	NET One Systems Co. Ltd.	1,097,326	16,748
	Kakaku.com Inc.	1,736,286	16,746
	GS Yuasa Corp.	1,030,274	16,622
[1]	Osaka Soda Co. Ltd.	282,116	16,569
	Aica Kogyo Co. Ltd.	720,260	16,548
	Hazama Ando Corp.	2,125,961	16,455
	Tsumura & Co.	918,776	16,440
	ABC-Mart Inc.	1,061,143	16,436
	Wacoal Holdings Corp.	718,629	16,426
	Takasago Thermal Engineering Co. Ltd.	826,183	16,313
	Citizen Watch Co. Ltd.	2,796,946	16,312
	OKUMA Corp.	395,526	16,284
	Nippon Shokubai Co. Ltd.	437,455	16,248
	Tomy Co. Ltd.	1,177,231	16,237
	Daiwa Office Investment Corp.	3,701	16,190
	Kyudenko Corp.	539,111	16,104
	Jeol Ltd.	570,042	16,094
	Daiichikosho Co. Ltd.	1,076,678	15,915
	Rakus Co. Ltd.	1,277,791	15,909
	Fujimi Inc.	794,478	15,859
	Nichias Corp.	795,185	15,776
[1]	NTT UD REIT Investment Corp.	19,051	15,705
	Zeon Corp.	1,898,631	15,693
[1]	Nihon M&A Center Holdings Inc.	3,435,335	15,690
	Toagosei Co. Ltd.	1,706,786	15,659
	Yaoko Co. Ltd.	303,900	15,645
	Kanematsu Corp.	1,157,261	15,639
[1]	Workman Co. Ltd.	603,680	15,553
	Toho Holdings Co. Ltd.	689,551	15,545
	Pigeon Corp.	1,455,795	15,457
	Canon Marketing Japan Inc.	642,194	15,400
	Daishi Hokuetsu Financial Group Inc.	588,192	15,359
	MIRAIT ONE Corp.	1,157,564	15,342
	NHK Spring Co. Ltd.	2,159,511	15,281
*	Money Forward Inc.	604,838	15,277
	Hanwa Co. Ltd.	506,470	15,267
	Tokyu REIT Inc.	12,789	15,261
	Okumura Corp.	495,338	15,152
	Japan Excellent Inc.	17,217	15,112
	TS Tech Co. Ltd.	1,340,586	15,015
	Nikkon Holdings Co. Ltd.	705,976	14,980
[1]	Colowide Co. Ltd.	959,757	14,943
[1]	Bic Camera Inc.	1,972,712	14,935
	Toyota Boshoku Corp.	856,736	14,899
	Tokuyama Corp.	968,943	14,690
	San-In Godo Bank Ltd.	2,116,143	14,575
	Descente Ltd.	520,932	14,529
	Kureha Corp.	244,585	14,526
	Relo Group Inc.	1,456,255	14,437
	Shikoku Electric Power Co. Inc.	2,105,752	14,378
		Shares	Market Value• ($000)
[1]	Hokuetsu Corp.	1,872,892	14,370
	Sangetsu Corp.	761,088	14,303
	Dexerials Corp.	625,276	14,263
	PALTAC Corp.	439,349	14,242
	Fancl Corp.	949,064	14,189
	Toridoll Holdings Corp.	585,988	14,180
	Kusuri no Aoki Holdings Co. Ltd.	215,849	14,142
	NIPPON REIT Investment Corp.	6,102	14,098
	Japan Steel Works Ltd.	866,328	14,056
	Harmonic Drive Systems Inc.	647,335	14,021
	Izumi Co. Ltd.	553,831	14,004
	Kandenko Co. Ltd.	1,489,795	13,805
	Saizeriya Co. Ltd.	339,335	13,788
	Okamura Corp.	964,673	13,734
[1]	Hoshino Resorts REIT Inc.	3,479	13,688
	Fujitsu General Ltd.	766,839	13,638
	Anritsu Corp.	1,831,671	13,635
	Nisshinbo Holdings Inc.	1,854,670	13,415
	Japan Petroleum Exploration Co. Ltd.	388,911	13,317
	Sanken Electric Co. Ltd.	266,970	13,278
	Takeuchi Manufacturing Co. Ltd.	462,574	13,198
	Inaba Denki Sangyo Co. Ltd.	632,879	13,197
	Furukawa Electric Co. Ltd.	877,880	13,155
	NS Solutions Corp.	450,656	13,087
	NEC Networks & System Integration Corp.	960,703	13,002
	Duskin Co. Ltd.	595,817	12,990
	Resorttrust Inc.	900,036	12,952
	AEON Financial Service Co. Ltd.	1,570,705	12,948
	Mitsui High-Tec Inc.	306,041	12,922
	Topcon Corp.	1,416,992	12,921
	Juroku Financial Group Inc.	473,210	12,749
	Japan Elevator Service Holdings Co. Ltd.	957,804	12,693
	Nippon Soda Co. Ltd.	351,653	12,608
	Heiwa Real Estate REIT Inc.	13,389	12,516
	Kyoritsu Maintenance Co. Ltd.	326,355	12,482
	Glory Ltd.	667,709	12,449
	ARE Holdings Inc.	982,173	12,434
	OSG Corp.	1,086,445	12,397
	Nipro Corp.	1,607,811	12,243
	Acom Co. Ltd.	5,185,831	12,178
	H.U. Group Holdings Inc.	719,704	12,095
	Japan Aviation Electronics Industry Ltd.	636,758	12,002
	Okasan Securities Group Inc.	2,652,221	11,993
	Sakata Seed Corp.	444,673	11,965
	FP Corp.	621,000	11,958
	Tadano Ltd.	1,583,230	11,903
	Kumagai Gumi Co. Ltd.	471,131	11,807
	Tokyo Steel Manufacturing Co. Ltd.	1,019,818	11,787
	Hitachi Zosen Corp.	2,248,826	11,731
	Tsubakimoto Chain Co.	464,006	11,729
	Organo Corp.	354,444	11,686
	Lintec Corp.	706,943	11,685
	H2O Retailing Corp.	1,090,070	11,678
	Inabata & Co. Ltd.	559,168	11,674
	Benesse Holdings Inc.	987,029	11,670
	Jaccs Co. Ltd.	337,037	11,585
	Makino Milling Machine Co. Ltd.	274,929	11,472
	GMO internet group Inc.	786,982	11,462
*	Hokuriku Electric Power Co.	2,305,719	11,437
	Mani Inc.	835,786	11,370
	DeNA Co. Ltd.	1,158,735	11,320
	DTS Corp.	550,473	11,306
	Sumitomo Warehouse Co. Ltd.	706,216	11,306
*	Nippon Paper Industries Co. Ltd.	1,296,589	11,282
[1]	EDION Corp.	1,124,022	11,211
	Global One Real Estate Investment Corp.	14,716	11,163
	Towa Corp.	325,273	11,157

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Taikisha Ltd.	381,095	11,090
	Heiwa Real Estate Co. Ltd.	429,991	11,007
	Japan Securities Finance Co. Ltd.	1,104,720	11,001
	Nippn Corp.	722,305	11,000
	Japan Material Co. Ltd.	780,690	10,964
	Hyakugo Bank Ltd.	2,894,410	10,944
	Toei Co. Ltd.	93,220	10,944
	TOKAI Holdings Corp.	1,695,119	10,932
	SMS Co. Ltd.	684,490	10,861
	Information Services International-Dentsu Ltd.	319,187	10,833
	Tokai Rika Co. Ltd.	689,236	10,816
	Ferrotec Holdings Corp.	615,100	10,812
*	Hino Motors Ltd.	3,684,776	10,725
	Senko Group Holdings Co. Ltd.	1,540,421	10,613
	Ain Holdings Inc.	375,270	10,610
	Pola Orbis Holdings Inc.	1,040,093	10,447
	Suruga Bank Ltd.	2,431,831	10,391
	As One Corp.	325,837	10,384
	Tokai Tokyo Financial Holdings Inc.	3,056,904	10,383
	Tokyo Kiraboshi Financial Group Inc.	350,683	10,351
	Monex Group Inc.	2,347,773	10,326
	Itoham Yonekyu Holdings Inc.	373,112	10,311
	Hokkaido Electric Power Co. Inc.	2,446,329	10,291
[1]	NTN Corp.	5,776,003	10,290
	Fukuyama Transporting Co. Ltd.	376,216	10,281
	Heiwa Corp.	725,080	10,264
	Fuji Oil Holdings Inc.	643,841	10,227
	Monogatari Corp.	377,615	10,226
	Outsourcing Inc.	1,372,937	10,202
	Sumitomo Osaka Cement Co. Ltd.	438,198	10,201
	CKD Corp.	809,116	10,175
	Ryosan Co. Ltd.	322,577	10,165
	Kaken Pharmaceutical Co. Ltd.	458,560	10,155
	Aiful Corp.	3,975,561	10,012
	Aichi Financial Group Inc.	634,333	9,984
	North Pacific Bank Ltd.	3,830,557	9,864
	DCM Holdings Co. Ltd.	1,262,982	9,862
	Toyo Ink SC Holdings Co. Ltd.	579,952	9,852
	Rorze Corp.	132,223	9,838
*,1	Atom Corp.	1,626,810	9,762
	Seria Co. Ltd.	703,750	9,754
[1]	Open Up Group Inc.	785,519	9,743
	Royal Holdings Co. Ltd.	560,122	9,546
	Create Restaurants Holdings Inc.	1,377,370	9,546
	Arcs Co. Ltd.	498,054	9,517
	Takuma Co. Ltd.	973,215	9,442
	Kaga Electronics Co. Ltd.	235,362	9,418
	Hokkoku Financial Holdings Inc.	283,392	9,377
	Megmilk Snow Brand Co. Ltd.	579,940	9,347
	Riken Keiki Co. Ltd.	227,891	9,338
	Joyful Honda Co. Ltd.	793,263	9,317
	Daio Paper Corp.	1,133,474	9,313
[1]	Kumiai Chemical Industry Co. Ltd.	1,277,356	9,310
	Fukuoka REIT Corp.	8,638	9,300
	Sanki Engineering Co. Ltd.	798,934	9,286
	Nishimatsu Construction Co. Ltd.	384,858	9,266
*,1	Sosei Group Corp.	997,900	9,227
[1]	Ichigo Office REIT Investment Corp.	16,366	9,182
	Nippon Light Metal Holdings Co. Ltd.	833,115	9,138
	Autobacs Seven Co. Ltd.	882,608	9,078
	Star Asia Investment Corp.	24,067	9,068
	Bank of Nagoya Ltd.	223,309	9,013
*	Appier Group Inc.	1,087,800	8,955
	Katitas Co. Ltd.	665,954	8,889
	Maruha Nichiro Corp.	518,427	8,875
*	PeptiDream Inc.	1,217,163	8,873
	Round One Corp.	2,444,166	8,866
		Shares	Market Value• ($000)
	Shochiku Co. Ltd.	138,908	8,837
	JVCKenwood Corp.	2,045,756	8,792
	Digital Garage Inc.	437,728	8,767
	Nisshin Oillio Group Ltd.	312,822	8,737
	Paramount Bed Holdings Co. Ltd.	512,686	8,735
	Fuji Kyuko Co. Ltd.	309,285	8,730
	Senshu Ikeda Holdings Inc.	3,706,385	8,711
	Shoei Co. Ltd.	653,452	8,706
	Daihen Corp.	273,894	8,633
	Yodogawa Steel Works Ltd.	367,759	8,610
	CRE Logistics REIT Inc.	8,152	8,566
*	Medley Inc.	296,300	8,566
	TKC Corp.	366,701	8,554
	Seiren Co. Ltd.	572,083	8,486
	Kiyo Bank Ltd.	819,072	8,455
	Kohnan Shoji Co. Ltd.	325,691	8,443
	Nihon Parkerizing Co. Ltd.	1,163,098	8,441
	Mitsui-Soko Holdings Co. Ltd.	295,017	8,403
	Kissei Pharmaceutical Co. Ltd.	397,001	8,397
	Eizo Corp.	259,596	8,330
	Justsystems Corp.	464,120	8,271
	Iino Kaiun Kaisha Ltd.	1,149,366	8,244
	Toyobo Co. Ltd.	1,227,186	8,234
	Meidensha Corp.	524,500	8,217
*	Sansan Inc.	1,033,493	8,212
	Ichibanya Co. Ltd.	232,717	8,210
	Toyo Construction Co. Ltd.	1,005,428	8,204
	Hosiden Corp.	697,726	8,201
	C Uyemura & Co. Ltd.	150,536	8,173
	MIXI Inc.	538,746	8,160
	Trusco Nakayama Corp.	540,266	8,154
	MOS Food Services Inc.	371,973	8,115
	Valor Holdings Co. Ltd.	516,747	8,089
	Nitto Boseki Co. Ltd.	359,166	8,083
	Mitsuboshi Belting Ltd.	278,250	8,033
	Nojima Corp.	899,668	8,013
	Nitto Kogyo Corp.	350,114	8,002
	KYB Corp.	270,163	7,981
	Nishimatsuya Chain Co. Ltd.	618,501	7,944
	KOMEDA Holdings Co. Ltd.	435,094	7,939
	UACJ Corp.	388,775	7,914
	Ariake Japan Co. Ltd.	249,374	7,886
	Komeri Co. Ltd.	379,799	7,875
	Menicon Co. Ltd.	679,072	7,873
	Max Co. Ltd.	465,067	7,849
	Shibaura Machine Co. Ltd.	315,322	7,808
	ARCLANDS Corp.	726,949	7,787
	SKY Perfect JSAT Holdings Inc.	1,680,708	7,779
	Noevir Holdings Co. Ltd.	220,752	7,743
	Exedy Corp.	461,484	7,705
	Tri Chemical Laboratories Inc.	362,126	7,702
	Musashino Bank Ltd.	408,328	7,699
	Kyorin Pharmaceutical Co. Ltd.	652,208	7,693
	Ai Holdings Corp.	496,950	7,693
[1]	JMDC Inc.	274,389	7,685
	Raito Kogyo Co. Ltd.	588,204	7,614
	PAL GROUP Holdings Co. Ltd.	586,182	7,582
	TBS Holdings Inc.	463,300	7,553
	San-A Co. Ltd.	242,600	7,515
	Adastria Co. Ltd.	356,801	7,488
	Mizuno Corp.	255,226	7,487
	Japan Wool Textile Co. Ltd.	823,367	7,486
	Yokogawa Bridge Holdings Corp.	451,974	7,471
	Financial Partners Group Co. Ltd.	786,520	7,471
	Ohsho Food Service Corp.	161,423	7,462
	JAFCO Group Co. Ltd.	691,589	7,449
	KH Neochem Co. Ltd.	491,350	7,443

Total International Stock Index Fund
		Shares	Market Value• ($000)
	San-Ai Obbli Co. Ltd.	680,584	7,349
	AZ-COM MARUWA Holdings Inc.	532,679	7,310
	Awa Bank Ltd.	439,441	7,301
	Itochu Techno-Solutions Corp.	252,300	7,237
	Japan Lifeline Co. Ltd.	948,264	7,231
	Mochida Pharmaceutical Co. Ltd.	324,658	7,154
	Keiyo Bank Ltd.	1,575,966	7,150
	Fuso Chemical Co. Ltd.	262,129	7,123
	Toshiba TEC Corp.	327,487	7,119
	Starts Corp. Inc.	374,137	7,106
	Heiwado Co. Ltd.	433,362	7,088
	Daiei Kankyo Co. Ltd.	513,400	7,088
	Matsui Securities Co. Ltd.	1,422,597	7,075
	Nanto Bank Ltd.	392,762	7,070
	Simplex Holdings Inc.	419,414	7,044
	Taiyo Holdings Co. Ltd.	431,868	7,043
	ASKUL Corp.	539,416	7,042
	Transcosmos Inc.	345,258	7,031
	Hankyu Hanshin REIT Inc.	7,476	7,024
	Nichicon Corp.	836,848	6,994
	Oki Electric Industry Co. Ltd.	1,154,383	6,965
	Milbon Co. Ltd.	262,615	6,943
	Yuasa Trading Co. Ltd.	253,677	6,939
	Hiday Hidaka Corp.	377,515	6,903
	SAMTY Co. Ltd.	419,195	6,893
	Sumitomo Pharma Co. Ltd.	2,253,807	6,882
*	Leopalace21 Corp.	3,196,923	6,877
[1]	Toei Animation Co. Ltd.	76,300	6,871
	Kato Sangyo Co. Ltd.	243,990	6,860
	Micronics Japan Co. Ltd.	447,260	6,776
	Sekisui Jushi Corp.	414,835	6,765
[1]	Mirai Corp.	22,329	6,743
	Kitz Corp.	997,754	6,742
	Nextage Co. Ltd.	487,139	6,730
	Earth Corp.	204,334	6,721
	Funai Soken Holdings Inc.	408,600	6,716
	Towa Pharmaceutical Co. Ltd.	365,282	6,715
	Kanamoto Co. Ltd.	411,036	6,671
	Infomart Corp.	2,781,179	6,671
	Totetsu Kogyo Co. Ltd.	341,294	6,651
	Ryobi Ltd.	354,548	6,650
	Ogaki Kyoritsu Bank Ltd.	475,720	6,644
	Takara Standard Co. Ltd.	542,828	6,590
	Nichiha Corp.	333,276	6,581
[1]	West Holdings Corp.	297,200	6,558
	Create SD Holdings Co. Ltd.	304,989	6,540
	Fuji Seal International Inc.	586,314	6,531
	GungHo Online Entertainment Inc.	432,953	6,528
	Systena Corp.	3,831,052	6,522
	Wacom Co. Ltd.	1,883,874	6,495
[1]	Kura Sushi Inc.	271,955	6,472
	Elecom Co. Ltd.	569,885	6,462
	Mitsubishi Logisnext Co. Ltd.	823,189	6,458
	Iriso Electronics Co. Ltd.	273,138	6,448
	Life Corp.	273,224	6,441
	Toyo Tanso Co. Ltd.	190,410	6,436
	Fuji Media Holdings Inc.	645,445	6,410
	Mitsubishi Pencil Co. Ltd.	520,029	6,410
	Nippon Densetsu Kogyo Co. Ltd.	465,718	6,349
	ZERIA Pharmaceutical Co. Ltd.	476,655	6,332
	Advance Logistics Investment Corp.	7,768	6,328
	Prima Meat Packers Ltd.	414,017	6,299
	Belc Co. Ltd.	134,251	6,297
	SOSiLA Logistics REIT Inc.	7,923	6,277
	Tokyo Electron Device Ltd.	244,452	6,273
	Nomura Co. Ltd.	1,087,887	6,264
	Showa Sangyo Co. Ltd.	312,647	6,255
		Shares	Market Value• ($000)
	FCC Co. Ltd.	526,353	6,246
	Shinmaywa Industries Ltd.	777,217	6,202
*,1	HIS Co. Ltd.	548,778	6,195
	Base Co. Ltd.	219,588	6,163
	Zojirushi Corp.	594,399	6,115
	Aoyama Trading Co. Ltd.	607,837	6,097
[1]	Kisoji Co. Ltd.	344,989	6,094
	Yamazen Corp.	750,418	6,079
	Ricoh Leasing Co. Ltd.	202,812	6,066
	JCU Corp.	277,028	6,043
[1]	SBI Sumishin Net Bank Ltd.	573,100	6,033
	Arata Corp.	161,927	6,027
	KeePer Technical Laboratory Co. Ltd.	159,596	6,016
	Noritake Co. Ltd.	154,374	6,008
	I'll Inc.	245,855	6,007
[1]	United Super Markets Holdings Inc.	843,306	5,985
	TOMONY Holdings Inc.	1,770,170	5,965
	Orient Corp.	798,912	5,956
	Idec Corp.	331,047	5,940
	Central Glass Co. Ltd.	312,688	5,926
	Noritsu Koki Co. Ltd.	279,703	5,921
	Yamae Group Holdings Co. Ltd.	247,800	5,916
	Tocalo Co. Ltd.	653,630	5,908
	One REIT Inc.	3,404	5,898
	Takara Bio Inc.	668,620	5,896
[1]	Keiyo Co. Ltd.	684,341	5,893
	Seiko Group Corp.	376,603	5,881
	T Hasegawa Co. Ltd.	280,224	5,871
	en Japan Inc.	392,747	5,858
	Musashi Seimitsu Industry Co. Ltd.	608,320	5,855
*,1	euglena Co. Ltd.	1,204,558	5,847
	MCJ Co. Ltd.	812,020	5,842
	Takara Leben Real Estate Investment Corp.	8,920	5,841
	JCR Pharmaceuticals Co. Ltd.	763,075	5,840
	Hyakujushi Bank Ltd.	306,246	5,832
	Nachi-Fujikoshi Corp.	233,526	5,819
	Okinawa Cellular Telephone Co.	274,983	5,816
	Itochu Enex Co. Ltd.	588,742	5,787
	Fuji Co. Ltd.	452,049	5,715
[1]	Toho Titanium Co. Ltd.	437,386	5,706
	Benefit One Inc.	791,319	5,674
	Meiko Electronics Co. Ltd.	273,012	5,663
	Chugoku Marine Paints Ltd.	624,782	5,652
	Ichigo Inc.	2,572,702	5,630
	Ringer Hut Co. Ltd.	367,469	5,612
	Okamoto Industries Inc.	161,970	5,599
	Maxell Ltd.	521,059	5,573
	Star Micronics Co. Ltd.	462,815	5,564
	Toa Corp.	223,624	5,561
	Megachips Corp.	214,267	5,524
	Gunze Ltd.	184,159	5,522
	Topre Corp.	510,903	5,505
	Nissha Co. Ltd.	525,822	5,467
*	Raksul Inc.	648,558	5,450
[1]	Yonex Co. Ltd.	502,992	5,449
	Doutor Nichires Holdings Co. Ltd.	377,386	5,449
[1]	JINS Holdings Inc.	197,193	5,443
	Sumitomo Mitsui Construction Co. Ltd.	2,049,018	5,436
	Wakita & Co. Ltd.	542,667	5,433
	Premium Group Co. Ltd.	503,263	5,398
	Hioki EE Corp.	123,836	5,383
	Amvis Holdings Inc.	313,500	5,348
*	Nippon Sheet Glass Co. Ltd.	1,217,002	5,347
	Mitsubishi Shokuhin Co. Ltd.	202,018	5,327
	Uchida Yoko Co. Ltd.	115,466	5,314
	dip Corp.	267,525	5,302
	Hogy Medical Co. Ltd.	242,875	5,277

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hirata Corp.	115,766	5,267
	Tsurumi Manufacturing Co. Ltd.	249,178	5,247
	TSI Holdings Co. Ltd.	979,724	5,231
	Future Corp.	457,751	5,224
[1]	OSAKA Titanium Technologies Co. Ltd.	243,808	5,205
	Nippon Pillar Packing Co. Ltd.	208,245	5,198
	Tokyotokeiba Co. Ltd.	200,222	5,185
	Raiznext Corp.	552,962	5,175
	Sakata INX Corp.	618,041	5,166
	Aeon Delight Co. Ltd.	233,813	5,156
	Nitta Corp.	228,159	5,152
	Sanyo Special Steel Co. Ltd.	302,304	5,152
	Maeda Kosen Co. Ltd.	264,355	5,150
	Geo Holdings Corp.	328,720	5,139
	Chudenko Corp.	313,552	5,103
	DyDo Group Holdings Inc.	131,755	5,099
	Nippon Kanzai Holdings Co. Ltd.	307,121	5,091
	Shibaura Mechatronics Corp.	117,600	5,080
	Taihei Dengyo Kaisha Ltd.	194,002	5,078
	eGuarantee Inc.	439,084	5,072
[1]	Enplas Corp.	90,293	5,053
	Nagawa Co. Ltd.	124,105	5,048
	Usen-Next Holdings Co. Ltd.	219,842	5,043
	Nomura Micro Science Co. Ltd.	98,300	5,039
	Bunka Shutter Co. Ltd.	596,983	5,035
*	Chiyoda Corp.	2,139,983	5,031
	BML Inc.	264,031	4,997
	Morita Holdings Corp.	485,638	4,982
	Pacific Industrial Co. Ltd.	540,272	4,960
	Konoike Transport Co. Ltd.	373,432	4,943
	Shizuoka Gas Co. Ltd.	725,773	4,931
	S Foods Inc.	232,439	4,917
	Tsuburaya Fields Holdings Inc.	451,042	4,911
	Hakuto Co. Ltd.	144,959	4,902
	Furukawa Co. Ltd.	348,517	4,890
[1]	Retail Partners Co. Ltd.	427,980	4,881
	Token Corp.	92,815	4,871
[1]	Shoei Foods Corp.	170,552	4,833
	Tamron Co. Ltd.	177,053	4,820
	Bando Chemical Industries Ltd.	481,507	4,813
	Infocom Corp.	288,954	4,811
	Axial Retailing Inc.	187,709	4,808
	Riso Kagaku Corp.	308,072	4,797
	Press Kogyo Co. Ltd.	1,119,269	4,794
	Bell System24 Holdings Inc.	464,874	4,769
	Valqua Ltd.	193,122	4,764
	Ryoyo Electro Corp.	199,691	4,743
	Strike Co. Ltd.	192,299	4,706
[1]	Nippon Yakin Kogyo Co. Ltd.	176,395	4,704
	Onward Holdings Co. Ltd.	1,483,525	4,697
	Kyokuto Kaihatsu Kogyo Co. Ltd.	384,677	4,686
	Restar Holdings Corp.	284,408	4,678
	Fujimori Kogyo Co. Ltd.	183,703	4,635
[1]	Kosaido Holdings Co. Ltd.	236,600	4,631
	Mitsuuroko Group Holdings Co. Ltd.	534,859	4,599
[1]	Change Holdings Inc.	450,489	4,596
	Maruzen Showa Unyu Co. Ltd.	181,710	4,587
	United Arrows Ltd.	359,125	4,584
	Prestige International Inc.	1,126,177	4,571
	Fukushima Galilei Co. Ltd.	137,409	4,549
	Hamakyorex Co. Ltd.	181,402	4,541
	Okinawa Electric Power Co. Inc.	621,920	4,541
*	RENOVA Inc.	629,555	4,529
*	UT Group Co. Ltd.	365,987	4,521
	Nagaileben Co. Ltd.	326,388	4,504
	Genky DrugStores Co. Ltd.	118,273	4,504
	Nissan Shatai Co. Ltd.	785,383	4,494
		Shares	Market Value• ($000)
	Roland Corp.	155,439	4,494
	Nittetsu Mining Co. Ltd.	141,728	4,463
[1]	PHC Holdings Corp.	470,689	4,451
	Sagami Holdings Corp.	497,241	4,440
	Noritz Corp.	422,270	4,433
	WingArc1st Inc.	246,300	4,406
	Tokyu Construction Co. Ltd.	854,830	4,398
	Joshin Denki Co. Ltd.	276,614	4,394
	Komehyo Holdings Co. Ltd.	139,900	4,391
	Mandom Corp.	477,864	4,383
	Ishihara Sangyo Kaisha Ltd.	467,186	4,377
	Zuken Inc.	174,965	4,372
	Eiken Chemical Co. Ltd.	443,147	4,371
	Koshidaka Holdings Co. Ltd.	612,931	4,361
	Doshisha Co. Ltd.	292,743	4,358
	Sanyo Denki Co. Ltd.	117,809	4,358
	Optex Group Co. Ltd.	387,250	4,353
	Marusan Securities Co. Ltd.	800,935	4,346
	Torishima Pump Manufacturing Co. Ltd.	342,655	4,336
	Warabeya Nichiyo Holdings Co. Ltd.	188,422	4,329
	Yellow Hat Ltd.	357,702	4,328
	Piolax Inc.	292,719	4,323
	Nikkiso Co. Ltd.	677,292	4,314
	Universal Entertainment Corp.	302,100	4,309
	Okinawa Financial Group Inc.	257,671	4,298
	Procrea Holdings Inc.	331,983	4,294
	Toho Bank Ltd.	2,214,623	4,281
	Kameda Seika Co. Ltd.	158,326	4,279
	Daiichi Jitsugyo Co. Ltd.	333,303	4,278
	Shikoku Kasei Holdings Corp.	378,485	4,275
	Yamagata Bank Ltd.	553,100	4,274
	Nippon Seiki Co. Ltd.	599,526	4,269
	Sakai Moving Service Co. Ltd.	249,568	4,260
	Konishi Co. Ltd.	286,586	4,251
	Nippon Signal Co. Ltd.	687,242	4,250
	Aida Engineering Ltd.	711,877	4,208
	Shin-Etsu Polymer Co. Ltd.	462,631	4,199
	Cybozu Inc.	336,917	4,198
	Asahi Yukizai Corp.	171,357	4,196
	Tsugami Corp.	584,490	4,188
	IDOM Inc.	694,571	4,180
	Nippon Ceramic Co. Ltd.	240,256	4,180
	Tachibana Eletech Co. Ltd.	234,508	4,177
	Futaba Industrial Co. Ltd.	847,093	4,174
	Health Care & Medical Investment Corp.	4,458	4,174
	SWCC Corp.	299,628	4,166
	Tachi-S Co. Ltd.	377,270	4,139
	Nippon Carbon Co. Ltd.	140,561	4,117
	Yamanashi Chuo Bank Ltd.	329,810	4,117
	Tosei Corp.	348,233	4,115
	Argo Graphics Inc.	187,382	4,107
[1]	Tama Home Co. Ltd.	181,552	4,102
	Bank of the Ryukyus Ltd.	495,953	4,097
[1]	SBS Holdings Inc.	228,231	4,052
[1]	Aeon Hokkaido Corp.	696,246	4,051
	Shin Nippon Air Technologies Co. Ltd.	259,714	4,003
	Oiles Corp.	315,339	3,993
	Komori Corp.	517,094	3,960
	Avex Inc.	433,097	3,955
	Comture Corp.	295,468	3,950
	YAMABIKO Corp.	415,648	3,949
	Nishio Holdings Co. Ltd.	177,882	3,942
	MEC Co. Ltd.	173,370	3,939
*,1	Kappa Create Co. Ltd.	374,661	3,937
	Hosokawa Micron Corp.	140,148	3,934
	Integrated Design & Engineering Holdings Co. Ltd.	176,630	3,921

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Furuya Metal Co. Ltd.	60,500	3,914
	NS United Kaiun Kaisha Ltd.	137,603	3,911
[1]	J Trust Co. Ltd.	1,230,947	3,905
[1]	Intage Holdings Inc.	351,501	3,890
	Japan Pulp & Paper Co. Ltd.	123,472	3,871
	Mitani Sekisan Co. Ltd.	127,800	3,853
	Asahi Diamond Industrial Co. Ltd.	673,145	3,846
	Aichi Steel Corp.	164,000	3,843
	Broadleaf Co. Ltd.	1,086,968	3,842
	Furuno Electric Co. Ltd.	346,523	3,802
*,1	W-Scope Corp.	655,852	3,795
	Mitsui DM Sugar Holdings Co. Ltd.	186,554	3,792
	Sankei Real Estate Inc.	6,258	3,791
[1]	Starts Proceed Investment Corp.	2,758	3,789
	Koa Corp.	391,998	3,777
	Siix Corp.	401,435	3,761
	Sintokogio Ltd.	541,153	3,760
	Anicom Holdings Inc.	1,034,855	3,751
	Asanuma Corp.	159,000	3,749
	Shibuya Corp.	229,222	3,742
	Tsukishima Holdings Co. Ltd.	440,477	3,740
	Samty Residential Investment Corp.	5,006	3,738
	Kurabo Industries Ltd.	249,534	3,736
	Sumida Corp.	432,894	3,719
	Yokorei Co. Ltd.	483,064	3,714
	Trancom Co. Ltd.	80,778	3,711
*,1	PKSHA Technology Inc.	217,054	3,699
[1]	Seikitokyu Kogyo Co. Ltd.	347,300	3,695
	KFC Holdings Japan Ltd.	185,406	3,693
[1]	Senshu Electric Co. Ltd.	178,300	3,668
	Aisan Industry Co. Ltd.	462,081	3,661
	Daikoku Denki Co. Ltd.	125,400	3,661
	Sumitomo Densetsu Co. Ltd.	208,468	3,661
	VT Holdings Co. Ltd.	1,086,656	3,659
	Sanyo Chemical Industries Ltd.	137,580	3,658
	Kyoei Steel Ltd.	288,335	3,658
[1]	Toyo Gosei Co. Ltd.	87,834	3,655
	Saibu Gas Holdings Co. Ltd.	287,697	3,650
	TPR Co. Ltd.	310,444	3,639
	METAWATER Co. Ltd.	288,643	3,639
	Meisei Industrial Co. Ltd.	538,608	3,638
	Torii Pharmaceutical Co. Ltd.	150,494	3,637
[1]	Management Solutions Co. Ltd.	208,738	3,634
	Takasago International Corp.	168,273	3,592
	Oyo Corp.	234,920	3,591
	Riken Technos Corp.	628,035	3,582
	Nippon Road Co. Ltd.	271,690	3,570
	Shima Seiki Manufacturing Ltd.	349,264	3,563
	Topy Industries Ltd.	220,994	3,560
	Godo Steel Ltd.	122,185	3,547
	Digital Arts Inc.	128,578	3,547
	GLOBERIDE Inc.	274,498	3,542
	MARUKA FURUSATO Corp.	191,253	3,512
	San ju San Financial Group Inc.	268,646	3,499
	Osaka Organic Chemical Industry Ltd.	203,955	3,462
	Sato Holdings Corp.	257,520	3,459
	Eagle Industry Co. Ltd.	317,093	3,457
	Gree Inc.	924,405	3,455
	Happinet Corp.	203,390	3,444
	G-Tekt Corp.	293,695	3,428
	Krosaki Harima Corp.	54,140	3,428
	CTI Engineering Co. Ltd.	113,600	3,416
	Matsuyafoods Holdings Co. Ltd.	118,443	3,397
	Mimasu Semiconductor Industry Co. Ltd.	209,481	3,397
	Maezawa Kyuso Industries Co. Ltd.	368,072	3,378
	TRE Holdings Corp.	431,921	3,372
[1]	Teikoku Sen-I Co. Ltd.	269,231	3,355
		Shares	Market Value• ($000)
	Miyazaki Bank Ltd.	172,422	3,352
	Sinko Industries Ltd.	228,353	3,348
	Keihanshin Building Co. Ltd.	364,367	3,343
	Nichireki Co. Ltd.	234,182	3,329
	Tamura Corp.	1,012,788	3,304
	Obara Group Inc.	137,518	3,300
*	Septeni Holdings Co. Ltd.	1,173,800	3,300
	Chilled & Frozen Logistics Holdings Co. Ltd.	357,625	3,290
	TV Asahi Holdings Corp.	305,009	3,288
	Sun Frontier Fudousan Co. Ltd.	338,227	3,282
	Computer Engineering & Consulting Ltd.	316,464	3,266
	Qol Holdings Co. Ltd.	282,132	3,257
	Fujicco Co. Ltd.	251,897	3,250
[1]	Abalance Corp.	150,600	3,242
	Matsuya Co. Ltd.	534,037	3,235
	Bank of Iwate Ltd.	177,363	3,219
	Halows Co. Ltd.	114,593	3,219
	ES-Con Japan Ltd.	550,465	3,212
	Sun Corp.	210,200	3,209
	Unipres Corp.	453,956	3,200
[1]	Oita Bank Ltd.	172,640	3,194
	RS Technologies Co. Ltd.	200,946	3,185
	Daikyonishikawa Corp.	635,238	3,178
*	Modec Inc.	288,062	3,168
	Insource Co. Ltd.	535,950	3,159
	Curves Holdings Co. Ltd.	724,030	3,158
	Sumitomo Seika Chemicals Co. Ltd.	102,556	3,154
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,148
	Chofu Seisakusho Co. Ltd.	218,881	3,120
	Kanto Denka Kogyo Co. Ltd.	588,202	3,108
	T-Gaia Corp.	260,437	3,102
	Takamatsu Construction Group Co. Ltd.	170,164	3,098
	Mitsui E&S Co. Ltd.	1,128,307	3,093
	Yondoshi Holdings Inc.	246,444	3,091
	AOKI Holdings Inc.	471,380	3,088
	Sumitomo Riko Co. Ltd.	494,150	3,086
*,1	Kourakuen Holdings Corp.	416,318	3,074
	Alconix Corp.	337,518	3,057
	Mirarth Holdings Inc.	1,048,039	3,055
	Ki-Star Real Estate Co. Ltd.	108,200	3,048
	Ehime Bank Ltd.	410,856	3,042
[1]	Roland DG Corp.	138,545	3,031
*	Vision Inc.	340,385	3,028
	Sinfonia Technology Co. Ltd.	287,414	3,014
	Daiki Aluminium Industry Co. Ltd.	363,952	3,013
	LITALICO Inc.	224,166	3,012
	ESPEC Corp.	204,346	3,006
	Hoosiers Holdings Co. Ltd.	424,008	2,997
	M&A Capital Partners Co. Ltd.	164,882	2,993
	Nohmi Bosai Ltd.	248,373	2,991
[1]	Shin Nippon Biomedical Laboratories Ltd.	267,904	2,986
	Aiphone Co. Ltd.	149,902	2,983
	TechMatrix Corp.	300,813	2,973
[1]	Inageya Co. Ltd.	280,451	2,972
	Starzen Co. Ltd.	174,406	2,968
	Sinanen Holdings Co. Ltd.	110,169	2,961
	FULLCAST Holdings Co. Ltd.	261,365	2,958
	Hokuto Corp.	246,514	2,958
	ESCON Japan REIT Investment Corp.	3,750	2,938
	Goldcrest Co. Ltd.	205,988	2,937
	Dai-Dan Co. Ltd.	299,062	2,937
	Pharma Foods International Co. Ltd.	332,248	2,936
	HI-LEX Corp.	333,798	2,925
	Nippon Parking Development Co. Ltd.	2,062,338	2,920
	Transaction Co. Ltd.	225,300	2,911
	Shikoku Bank Ltd.	406,885	2,909
	Altech Corp.	171,200	2,909

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fujibo Holdings Inc.	127,385	2,904
	JAC Recruitment Co. Ltd.	181,926	2,904
	Marudai Food Co. Ltd.	261,757	2,894
	Matsuda Sangyo Co. Ltd.	166,151	2,894
[1]	Gamecard-Joyco Holdings Inc.	128,800	2,890
	Hibiya Engineering Ltd.	190,725	2,889
	Itochu-Shokuhin Co. Ltd.	66,550	2,888
[1]	Weathernews Inc.	73,472	2,878
	Katakura Industries Co. Ltd.	254,766	2,867
	Nissei ASB Machine Co. Ltd.	92,873	2,866
	Sala Corp.	582,700	2,857
*	Fujita Kanko Inc.	103,908	2,856
[1]	Nittoku Co. Ltd.	194,500	2,852
	Totech Corp.	89,700	2,846
	Riken Vitamin Co. Ltd.	189,501	2,833
	Pressance Corp.	262,631	2,833
	Chubu Steel Plate Co. Ltd.	206,500	2,826
	Anest Iwata Corp.	379,558	2,822
	Mitsubishi Research Institute Inc.	86,624	2,800
	Neturen Co. Ltd.	420,935	2,799
	Kyokuyo Co. Ltd.	109,668	2,791
	Nippon Thompson Co. Ltd.	781,199	2,784
	SRA Holdings	128,331	2,780
	Raysum Co. Ltd.	129,000	2,780
[1]	Daikokutenbussan Co. Ltd.	65,533	2,777
	Fukui Bank Ltd.	256,255	2,762
	Honeys Holdings Co. Ltd.	272,970	2,760
	Denyo Co. Ltd.	195,200	2,757
	Sanyo Electric Railway Co. Ltd.	199,518	2,749
[1]	Snow Peak Inc.	410,178	2,745
	Daiho Corp.	106,349	2,716
	Elan Corp.	547,280	2,705
[1]	Alpen Co. Ltd.	208,002	2,695
	Nippon Fine Chemical Co. Ltd.	163,000	2,692
	Pack Corp.	120,668	2,682
	K&O Energy Group Inc.	169,790	2,674
	Shinko Shoji Co. Ltd.	343,729	2,670
	Cawachi Ltd.	159,462	2,667
	Kamei Corp.	257,356	2,667
	Tochigi Bank Ltd.	1,135,980	2,665
	Tsubaki Nakashima Co. Ltd.	542,554	2,653
	Sodick Co. Ltd.	525,743	2,652
	Kurimoto Ltd.	129,633	2,651
	Daiwa Industries Ltd.	308,804	2,648
	Miroku Jyoho Service Co. Ltd.	258,301	2,645
	Oriental Shiraishi Corp.	1,194,415	2,636
	Nichiden Corp.	158,238	2,630
[1]	Key Coffee Inc.	194,985	2,629
	KPP Group Holdings Co. Ltd.	605,209	2,616
	Canon Electronics Inc.	204,132	2,602
[1]	Nippon Denko Co. Ltd.	1,349,547	2,600
[1]	Akita Bank Ltd.	186,549	2,588
	Tokushu Tokai Paper Co. Ltd.	108,388	2,585
*,1	Fujio Food Group Inc.	279,280	2,583
*,1	Daisyo Corp.	312,993	2,572
	Yurtec Corp.	394,450	2,569
	gremz Inc.	193,300	2,563
	Japan Transcity Corp.	582,586	2,558
	Tokai Corp.	202,301	2,557
	Icom Inc.	110,397	2,556
*,1	giftee Inc.	297,200	2,542
	Chiyoda Integre Co. Ltd.	138,244	2,534
	Avant Group Corp.	297,600	2,516
	Ines Corp.	255,765	2,515
[1]	YA-MAN Ltd.	348,768	2,456
	YAKUODO Holdings Co. Ltd.	132,538	2,441
[1]	Tonami Holdings Co. Ltd.	84,489	2,432
		Shares	Market Value• ($000)
	m-up Holdings Inc.	298,600	2,418
	Union Tool Co.	101,820	2,411
*,1	Oisix ra daichi Inc.	316,483	2,408
	Fujiya Co. Ltd.	145,683	2,405
	Tanseisha Co. Ltd.	427,232	2,401
	CMK Corp.	544,654	2,400
[1]	Tosei REIT Investment Corp.	2,659	2,396
	Vector Inc.	336,989	2,386
	SIGMAXYZ Holdings Inc.	253,300	2,363
	ASKA Pharmaceutical Holdings Co. Ltd.	207,933	2,356
	J-Oil Mills Inc.	199,951	2,348
	Stella Chemifa Corp.	110,824	2,346
*	COLOPL Inc.	605,174	2,327
*,1	Istyle Inc.	804,343	2,326
	Marvelous Inc.	505,889	2,323
	Vital KSK Holdings Inc.	343,447	2,319
	JP-Holdings Inc.	993,502	2,318
*	Nippon Chemi-Con Corp.	273,135	2,316
	Shinnihon Corp.	287,380	2,316
	DKK Co. Ltd.	139,794	2,307
	Seikagaku Corp.	439,460	2,307
	Tenma Corp.	137,444	2,307
	Toenec Corp.	84,620	2,306
	Kintetsu Department Store Co. Ltd.	122,578	2,287
[1]	eRex Co. Ltd.	462,228	2,279
	Rheon Automatic Machinery Co. Ltd.	258,744	2,264
	World Co. Ltd.	218,926	2,262
[1]	Takatori Corp.	68,700	2,259
	Giken Ltd.	190,321	2,256
	Yahagi Construction Co. Ltd.	259,167	2,253
	TOC Co. Ltd.	532,191	2,245
	Chori Co. Ltd.	115,947	2,244
	Zenrin Co. Ltd.	380,449	2,238
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	154,205	2,235
	Solasto Corp.	574,455	2,234
*,1	Japan Display Inc.	9,015,514	2,227
	ZIGExN Co. Ltd.	697,000	2,225
	Hokkaido Gas Co. Ltd.	143,245	2,223
	Ichikoh Industries Ltd.	633,674	2,219
	Proto Corp.	270,962	2,214
	Nissin Corp.	127,969	2,205
	Nihon Nohyaku Co. Ltd.	515,473	2,202
	Shinwa Co. Ltd.	137,276	2,179
	Chubu Shiryo Co. Ltd.	302,524	2,178
	Pasona Group Inc.	242,841	2,172
	Sankyo Seiko Co. Ltd.	418,367	2,170
	Yokowo Co. Ltd.	261,479	2,164
	BRONCO BILLY Co. Ltd.	105,860	2,160
	NPR-RIKEN Corp.	190,178	2,156
	JM Holdings Co. Ltd.	157,168	2,155
	Toyo Kanetsu KK	97,414	2,143
	France Bed Holdings Co. Ltd.	272,284	2,142
	Sparx Group Co. Ltd.	223,531	2,140
	Mars Group Holdings Corp.	124,132	2,131
	Mie Kotsu Group Holdings Inc.	570,819	2,131
	Sakai Chemical Industry Co. Ltd.	154,448	2,115
	KAWADA TECHNOLOGIES Inc.	47,711	2,105
*,1	Demae-Can Co. Ltd.	993,500	2,105
	Okabe Co. Ltd.	447,200	2,077
[1]	Remixpoint Inc.	1,579,037	2,071
	Shindengen Electric Manufacturing Co. Ltd.	108,671	2,056
	EM Systems Co. Ltd.	428,991	2,040
	Daito Pharmaceutical Co. Ltd.	159,341	2,036
	Macromill Inc.	455,448	2,024
[1]	Tayca Corp.	180,080	2,020
	Toho Zinc Co. Ltd.	187,943	1,994

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sankyo Tateyama Inc.	377,679	1,993
	Aichi Corp.	332,120	1,988
	Softcreate Holdings Corp.	175,226	1,984
	Moriroku Holdings Co. Ltd.	124,790	1,977
	Elematec Corp.	173,171	1,971
	Toyo Corp.	228,650	1,965
[1]	Carta Holdings Inc.	248,600	1,963
	Riso Kyoiku Co. Ltd.	1,169,382	1,962
	Cosel Co. Ltd.	263,524	1,962
	Komatsu Matere Co. Ltd.	410,472	1,953
	St. Marc Holdings Co. Ltd.	153,512	1,953
[1]	Rock Field Co. Ltd.	187,460	1,943
[1]	Sanei Architecture Planning Co. Ltd.	144,181	1,935
	LEC Inc.	285,290	1,934
	Arisawa Manufacturing Co. Ltd.	273,500	1,934
	FIDEA Holdings Co. Ltd.	178,217	1,920
*,1	Airtrip Corp.	158,412	1,899
	Fukuda Corp.	58,395	1,893
	Sanoh Industrial Co. Ltd.	323,894	1,892
*,1	SRE Holdings Corp.	123,369	1,890
	Kanaden Corp.	188,643	1,880
	Mitsuba Corp.	406,615	1,873
	Fudo Tetra Corp.	138,329	1,845
	Wellneo Sugar Co. Ltd.	135,861	1,840
	Belluna Co. Ltd.	450,697	1,831
	Fixstars Corp.	278,115	1,830
	Ryoden Corp.	116,700	1,817
	Optorun Co. Ltd.	156,955	1,816
	JDC Corp.	451,810	1,814
*,1	Right On Co. Ltd.	633,276	1,811
*	Tatsuta Electric Wire & Cable Co. Ltd.	395,664	1,805
	Tekken Corp.	131,746	1,783
	Daido Metal Co. Ltd.	510,152	1,780
	JSB Co. Ltd.	116,600	1,779
	Shibusawa Warehouse Co. Ltd.	91,181	1,772
	SB Technology Corp.	118,731	1,762
	Osaki Electric Co. Ltd.	412,809	1,755
	MTI Ltd.	444,231	1,754
	Koatsu Gas Kogyo Co. Ltd.	345,938	1,752
	JSP Corp.	140,438	1,747
	S-Pool Inc.	746,944	1,727
	WATAMI Co. Ltd.	229,305	1,721
	ValueCommerce Co. Ltd.	207,007	1,721
*,1	PIA Corp.	73,511	1,719
	Nichiban Co. Ltd.	141,256	1,716
[1]	Midac Holdings Co. Ltd.	146,190	1,706
	Onoken Co. Ltd.	153,103	1,702
	Ichiyoshi Securities Co. Ltd.	364,386	1,693
	Dai Nippon Toryo Co. Ltd.	263,871	1,682
	Nafco Co. Ltd.	136,300	1,667
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	1,666
	Nagatanien Holdings Co. Ltd.	110,105	1,665
	Gakken Holdings Co. Ltd.	296,773	1,652
[1]	Kansai Food Market Ltd.	184,655	1,648
	Sanshin Electronics Co. Ltd.	109,705	1,648
	Ebase Co. Ltd.	382,236	1,646
	Kyokuto Securities Co. Ltd.	237,095	1,644
*	Pacific Metals Co. Ltd.	199,878	1,636
	Advan Group Co. Ltd.	244,372	1,634
	Link & Motivation Inc.	610,073	1,633
	Osaka Steel Co. Ltd.	137,991	1,631
	Toa Corp. (XTKS)	237,166	1,628
	Bank of Saga Ltd.	118,800	1,620
[1]	CMIC Holdings Co. Ltd.	142,615	1,617
	G-7 Holdings Inc.	208,966	1,596
	Hochiki Corp.	141,721	1,578
	CI Takiron Corp.	406,605	1,565
		Shares	Market Value• ($000)
[1]	Aeon Fantasy Co. Ltd.	87,424	1,564
[1]	Alpha Systems Inc.	85,528	1,563
	Melco Holdings Inc.	68,470	1,562
	Okuwa Co. Ltd.	278,221	1,561
	Seika Corp.	108,534	1,554
	Nippon Rietec Co. Ltd.	180,002	1,553
	Takaoka Toko Co. Ltd.	113,652	1,551
	Kyosan Electric Manufacturing Co. Ltd.	482,669	1,546
	Fukui Computer Holdings Inc.	89,428	1,535
	Hisaka Works Ltd.	245,199	1,535
	Tokyo Energy & Systems Inc.	241,520	1,531
	GMO Financial Holdings Inc.	335,200	1,523
	CAC Holdings Corp.	129,444	1,507
	Nitto Kohki Co. Ltd.	118,821	1,490
	Maxvalu Tokai Co. Ltd.	73,932	1,461
	Achilles Corp.	143,074	1,459
	World Holdings Co. Ltd.	94,983	1,457
	Feed One Co. Ltd.	283,389	1,447
	Hodogaya Chemical Co. Ltd.	71,984	1,437
	Nihon Tokushu Toryo Co. Ltd.	184,325	1,431
	Central Security Patrols Co. Ltd.	83,714	1,428
	Futaba Corp.	423,667	1,427
	Yukiguni Maitake Co. Ltd.	236,544	1,403
	Xebio Holdings Co. Ltd.	217,872	1,402
	WDB Holdings Co. Ltd.	97,499	1,384
	Kenko Mayonnaise Co. Ltd.	133,285	1,381
[1]	Kyodo Printing Co. Ltd.	65,040	1,379
	CTS Co. Ltd.	311,985	1,374
[1]	Studio Alice Co. Ltd.	99,687	1,358
	Tomoku Co. Ltd.	86,790	1,349
	Chiyoda Co. Ltd.	243,578	1,345
*	Optim Corp.	244,969	1,337
	V Technology Co. Ltd.	107,971	1,335
	Towa Bank Ltd.	296,187	1,329
*	Atrae Inc.	198,634	1,329
*	Nippon Coke & Engineering Co. Ltd.	1,793,286	1,320
*	Jamco Corp.	133,691	1,317
	Nippon Beet Sugar Manufacturing Co. Ltd.	103,066	1,309
	Digital Holdings Inc.	189,880	1,307
	I-PEX Inc.	132,550	1,290
	Iseki & Co. Ltd.	174,026	1,262
	ST Corp.	125,179	1,255
*,1	Sourcenext Corp.	1,100,215	1,254
[1]	Inui Global Logistics Co. Ltd.	154,746	1,250
	Okura Industrial Co. Ltd.	69,058	1,249
	Pronexus Inc.	159,749	1,244
[1]	Kojima Co. Ltd.	283,792	1,240
[1]	Arakawa Chemical Industries Ltd.	183,585	1,235
[1]	Tess Holdings Co. Ltd.	389,000	1,228
	Nisso Holdings Co. Ltd.	243,517	1,227
[1]	Ministop Co. Ltd.	120,938	1,222
	Yorozu Corp.	203,110	1,208
	Rokko Butter Co. Ltd.	129,988	1,199
	Nihon Chouzai Co. Ltd.	127,662	1,199
[1]	FAN Communications Inc.	444,196	1,187
	Asahi Co. Ltd.	135,196	1,163
[1]	GMO GlobalSign Holdings KK	68,742	1,160
	Tosho Co. Ltd.	178,618	1,158
	Nakayama Steel Works Ltd.	200,014	1,143
*	LIFULL Co. Ltd.	780,555	1,137
[1]	Ohara Inc.	135,380	1,132
	Tsutsumi Jewelry Co. Ltd.	73,899	1,127
[1]	Kitanotatsujin Corp.	833,661	1,124
	Taisei Lamick Co. Ltd.	56,881	1,120
[1]	MedPeer Inc.	187,733	1,107
	Amuse Inc.	112,722	1,104
	Shimizu Bank Ltd.	98,379	1,088

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Aruhi Corp.	199,827	1,084
[1]	Daiken Corp.	54,210	1,076
	Yushin Precision Equipment Co. Ltd.	243,860	1,075
	Tv Tokyo Holdings Corp.	56,382	1,073
	Taki Chemical Co. Ltd.	50,604	1,070
	Pole To Win Holdings Inc.	344,942	1,066
	DKS Co. Ltd.	91,688	1,057
	BrainPad Inc.	194,823	1,055
	Artnature Inc.	195,895	1,046
	Nippon Sharyo Ltd.	74,993	1,040
*	Gunosy Inc.	220,007	1,024
*,1	KNT-CT Holdings Co. Ltd.	121,643	1,019
	Akatsuki Inc.	73,517	1,019
*,1	Net Protections Holdings Inc.	562,700	1,000
	IR Japan Holdings Ltd.	110,950	997
	Fuji Pharma Co. Ltd.	127,597	986
	NEC Capital Solutions Ltd.	47,699	983
	Hito Communications Holdings Inc.	115,333	939
[1]	Kamakura Shinsho Ltd.	237,285	915
	Cleanup Corp.	190,710	889
*	TerraSky Co. Ltd.	87,465	884
	Corona Corp. Class A	144,195	867
	Medical Data Vision Co. Ltd.	194,283	863
	Sekisui Kasei Co. Ltd.	293,806	855
	Central Sports Co. Ltd.	52,994	844
	Furukawa Battery Co. Ltd.	143,204	844
*,1	Taiko Pharmaceutical Co. Ltd.	381,245	834
	Nihon Trim Co. Ltd.	42,083	819
*,1	FDK Corp.	159,222	819
	Chuo Spring Co. Ltd.	170,725	806
	Hokkan Holdings Ltd.	76,503	801
[1]	Oro Co. Ltd.	58,383	801
[1]	Shimojima Co. Ltd.	103,403	797
[1]	Yamashin-Filter Corp.	390,196	775
*,1	Open Door Inc.	155,953	774
	Fibergate Inc.	101,146	763
	Japan Best Rescue System Co. Ltd.	191,381	762
[1]	Raccoon Holdings Inc.	158,394	751
	Fuso Pharmaceutical Industries Ltd.	57,827	746
*,1	Akebono Brake Industry Co. Ltd.	923,295	743
[1]	Tokyo Individualized Educational Institute Inc.	213,449	710
	Direct Marketing MiX Inc.	262,868	710
	Taiho Kogyo Co. Ltd.	136,788	708
*	Gurunavi Inc.	395,300	704
*	Media Do Co. Ltd.	80,500	696
	Japan Medical Dynamic Marketing Inc.	145,320	688
	Inaba Seisakusho Co. Ltd.	63,942	639
	Enigmo Inc.	287,570	626
*	RPA Holdings Inc.	327,552	619
	Airport Facilities Co. Ltd.	160,960	598
	Takamiya Co. Ltd.	175,861	564
	Gecoss Corp.	88,342	561
	Robot Home Inc.	425,760	528
	Ubicom Holdings Inc.	68,370	525
[1]	Tokyo Rakutenchi Co. Ltd.	19,155	522
	Wowow Inc.	72,440	521
	Kanamic Network Co. Ltd.	169,800	516
*,1	CHIMNEY Co. Ltd.	53,708	504
[1]	Tokyo Base Co. Ltd.	247,069	480
	Linical Co. Ltd.	110,544	420
*	COOKPAD Inc.	482,400	350
			56,460,855
Kuwait (0.2%)
	National Bank of Kuwait SAKP	101,599,339	288,009
	Kuwait Finance House KSCP	122,398,611	270,792
	Mobile Telecommunications Co. KSCP	26,288,283	40,896
*	Agility Public Warehousing Co. KSC	21,267,640	36,212
		Shares	Market Value• ($000)
	Boubyan Bank KSCP	17,881,784	33,886
	Mabanee Co. KPSC	8,346,762	22,273
	Gulf Bank KSCP	25,289,378	19,386
	National Industries Group Holding SAK	24,415,137	14,054
	Humansoft Holding Co. KSC	1,308,784	12,858
	Boubyan Petrochemicals Co. KSCP	4,941,802	9,786
*	Kuwait Projects Co. Holding KSCP	27,551,777	9,454
	Warba Bank KSCP	15,385,472	8,561
	Boursa Kuwait Securities Co. KPSC	1,253,088	7,026
	Kuwait Telecommunications Co.	4,085,834	6,999
	Burgan Bank SAK	12,395,689	6,536
	Kuwait International Bank KSCP	12,507,651	5,946
	Salhia Real Estate Co. KSCP	4,403,271	5,707
	Jazeera Airways Co. KSCP	1,050,403	4,959
	Integrated Holding Co. KCSC	2,410,865	3,443
*	National Real Estate Co. KPSC	13,824,291	2,975
*	Alimtiaz Investment Group KSC	11,523,439	1,942
			811,700
Malaysia (0.5%)
	Malayan Banking Bhd.	100,235,268	189,801
	Public Bank Bhd.	192,868,315	168,452
	CIMB Group Holdings Bhd.	107,735,723	129,078
	Tenaga Nasional Bhd.	49,809,950	103,508
	Petronas Chemicals Group Bhd.	38,309,758	59,074
	IHH Healthcare Bhd.	40,391,302	50,844
	Press Metal Aluminium Holdings Bhd.	48,003,488	49,620
	Celcomdigi Bhd.	52,273,580	46,417
	Sime Darby Plantation Bhd.	48,474,369	44,191
	Petronas Gas Bhd.	10,569,512	38,161
	MISC Bhd.	23,402,102	35,627
	Hong Leong Bank Bhd.	8,550,382	34,815
	Kuala Lumpur Kepong Bhd.	7,404,444	34,180
	Maxis Bhd.	39,757,561	33,058
	IOI Corp. Bhd.	39,440,738	32,542
	Gamuda Bhd.	32,162,912	31,335
	RHB Bank Bhd.	26,620,069	31,180
	PPB Group Bhd.	9,189,245	29,280
	Axiata Group Bhd.	60,690,035	27,768
	Sime Darby Bhd.	53,215,174	25,576
	Genting Bhd.	30,037,718	25,417
	Inari Amertron Bhd.	41,480,978	24,870
	Dialog Group Bhd.	55,032,759	24,830
	AMMB Holdings Bhd.	30,263,620	24,279
	Malaysia Airports Holdings Bhd.	14,859,935	23,055
	Nestle Malaysia Bhd.	855,970	22,245
	Genting Malaysia Bhd.	38,794,219	19,714
	YTL Corp. Bhd.	63,860,800	19,590
	IJM Corp. Bhd.	47,039,721	18,768
	Petronas Dagangan Bhd.	3,595,940	17,251
	Telekom Malaysia Bhd.	16,046,498	17,082
	TIME dotCom Bhd.	14,380,885	16,073
	QL Resources Bhd.	13,727,064	15,932
	YTL Power International Bhd.	34,259,900	15,183
	Yinson Holdings Bhd.	25,939,604	13,340
	HAP Seng Consolidated Bhd.	12,581,300	12,969
	My EG Services Bhd.	70,201,162	11,497
	Fraser & Neave Holdings Bhd.	2,007,408	10,997
[3]	MR DIY Group M Bhd.	35,121,400	10,912
*	Top Glove Corp. Bhd.	70,232,798	10,691
	Bursa Malaysia Bhd.	7,239,708	10,318
	Hong Leong Financial Group Bhd.	2,738,932	10,092
	Alliance Bank Malaysia Bhd.	13,890,553	10,003
*	Hartalega Holdings Bhd.	22,565,494	9,804
	KPJ Healthcare Bhd.	34,002,867	9,133
	Frontken Corp. Bhd.	13,582,750	9,079
	Pentamaster Corp. Bhd.	7,735,550	8,125
	VS Industry Bhd.	35,990,296	6,716

Total International Stock Index Fund
		Shares	Market Value• ($000)
	United Plantations Bhd.	1,864,800	6,610
	UMW Holdings Bhd.	6,457,400	6,574
	Axis REIT	17,089,700	6,493
*	Chin Hin Group Bhd.	8,012,400	6,411
	D&O Green Technologies Bhd.	9,184,800	6,322
	Bermaz Auto Bhd.	11,964,501	6,276
	CTOS Digital Bhd.	20,011,300	6,094
*	Bumi Armada Bhd.	51,931,205	6,008
	Scientex Bhd.	7,720,724	5,912
	Malaysian Pacific Industries Bhd.	1,081,500	5,846
*	Greatech Technology Bhd.	5,237,400	5,087
	Kossan Rubber Industries Bhd.	17,514,186	4,964
	Malaysia Building Society Bhd.	31,548,684	4,807
	Hibiscus Petroleum Bhd.	8,503,440	4,774
	British American Tobacco Malaysia Bhd.	2,123,069	4,191
	SP Setia Bhd. Group	22,150,878	3,910
	Supermax Corp. Bhd.	21,678,543	3,596
	UEM Sunrise Bhd.	21,055,055	3,518
	Padini Holdings Bhd.	4,213,045	3,492
*	UWC Bhd.	4,487,700	3,442
*	Dagang NeXchange Bhd.	35,900,700	3,285
*	Velesto Energy Bhd.	61,284,312	3,284
	DRB-Hicom Bhd.	10,771,617	3,146
	Sports Toto Bhd.	9,558,019	2,909
	Malaysian Resources Corp. Bhd.	32,175,601	2,907
*	Berjaya Corp. Bhd.	43,867,161	2,671
*	PMB Technology Bhd.	3,965,983	2,540
	FGV Holdings Bhd.	8,165,200	2,244
	Syarikat Takaful Malaysia Keluarga Bhd.	2,858,300	2,208
	Cahya Mata Sarawak Bhd.	8,257,870	1,925
	Astro Malaysia Holdings Bhd.	20,518,264	1,787
[3]	Lotte Chemical Titan Holding Bhd.	6,241,047	1,480
	WCT Holdings Bhd.	12,652,477	1,370
			1,758,555
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	39,136,074	317,621
	Fomento Economico Mexicano SAB de CV	24,724,180	279,839
	America Movil SAB de CV Class B	311,204,059	257,021
	Wal-Mart de Mexico SAB de CV	69,735,300	249,599
	Grupo Mexico SAB de CV Class B	42,826,386	174,664
	Grupo Bimbo SAB de CV Class A	30,048,200	122,299
*	Cemex SAB de CV	188,258,100	113,086
	Fibra Uno Administracion SA de CV	38,938,249	59,113
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,703,090	58,255
*	Grupo Financiero Inbursa SAB de CV	27,079,929	55,845
	Coca-Cola Femsa SAB de CV	7,137,547	54,154
	Arca Continental SAB de CV	5,985,368	53,672
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,591,063	53,555
	Grupo Elektra SAB de CV	819,886	52,466
	Gruma SAB de CV Class B	2,644,688	46,021
	Grupo Carso SAB de CV	6,124,625	39,053
	Grupo Comercial Chedraui SA de CV	6,266,527	36,381
	Corp. Inmobiliaria Vesta SAB de CV	11,068,133	34,704
	Alfa SAB de CV Class A	49,372,899	30,781
	Prologis Property Mexico SA de CV	8,251,711	29,571
[3]	Banco del Bajio SA	9,625,137	29,459
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,729,314	28,469
	Regional SAB de CV	3,208,766	24,410
*	Alsea SAB de CV	7,023,521	23,273
	Promotora y Operadora de Infraestructura SAB de CV	2,813,099	23,027
	Orbia Advance Corp. SAB de CV	13,223,097	21,424
	Kimberly-Clark de Mexico SAB de CV Class A	11,190,541	20,514
	GCC SAB de CV	2,222,127	19,786
		Shares	Market Value• ($000)
*	Industrias Penoles SAB de CV	1,695,587	18,929
	Qualitas Controladora SAB de CV	2,287,512	18,894
	TF Administradora Industrial S de RL de CV	10,355,566	16,806
[3]	FIBRA Macquarie Mexico	10,235,644	15,862
	Grupo Televisa SAB	32,739,632	15,018
	Gentera SAB de CV	13,434,028	14,247
	Operadora De Sites Mexicanos SAB de CV	16,461,422	13,997
	El Puerto de Liverpool SAB de CV	2,694,958	13,701
	La Comer SAB de CV	6,510,956	12,983
	Becle SAB de CV	7,291,871	12,858
	Bolsa Mexicana de Valores SAB de CV	6,370,441	9,933
*	Cemex SAB de CV ADR	1,630,391	9,733
*	Sitios Latinoamerica SAB de CV	23,081,741	8,258
	Megacable Holdings SAB de CV	4,173,549	8,162
	Genomma Lab Internacional SAB de CV Class B	10,362,108	7,771
[1]	Grupo Aeroportuario del Pacifico SAB de CV ADR	64,890	7,555
*,3	Grupo Traxion SAB de CV Class A	5,070,824	7,493
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,810,712	7,305
*,3	Nemak SAB de CV	27,763,146	4,912
	Concentradora Fibra Danhos SA de CV	3,081,719	3,308
	Grupo Rotoplas SAB de CV	2,198,769	2,956
	Alpek SAB de CV Class A	4,894,947	2,835
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	1,566
*	Controladora AXTEL SAB de CV	48,349,687	617
	Sempra	2	—
			2,543,761
Netherlands (2.5%)
	ASML Holding NV	5,352,106	3,217,260
	ING Groep NV	48,917,213	627,145
*	Prosus NV	20,951,507	587,351
	Wolters Kluwer NV	3,331,848	427,496
	Koninklijke Ahold Delhaize NV	13,172,314	390,056
	Heineken NV	3,801,039	341,498
*,3	Adyen NV	399,448	269,422
	ASM International NV	633,602	261,475
[1]	Universal Music Group NV	10,178,431	249,258
*	Koninklijke Philips NV	12,504,537	237,867
	DSM-Firmenich AG	2,349,283	212,976
	Akzo Nobel NV	2,317,115	155,443
	ArcelorMittal SA	6,740,695	149,153
	Koninklijke KPN NV	43,417,096	145,933
	Heineken Holding NV	1,789,640	136,162
	NN Group NV	3,820,148	122,521
	Exor NV	1,370,847	117,659
	Aegon Ltd.	23,036,254	112,031
	BE Semiconductor Industries NV	1,029,402	106,337
	IMCD NV	776,519	93,489
	Randstad NV	1,499,384	77,645
[3]	Euronext NV	1,107,924	77,265
	ASR Nederland NV	1,976,039	73,743
[3]	ABN AMRO Bank NV	5,184,849	69,833
	JDE Peet's NV	1,658,826	46,069
[3]	Signify NV	1,703,685	44,164
	Arcadis NV	995,685	42,082
	Aalberts NV	1,318,255	41,159
*,3	Just Eat Takeaway.com NV	2,702,150	32,928
	OCI NV	1,306,665	30,446
	Koninklijke Vopak NV	895,335	30,188
*	InPost SA	2,761,256	27,322
	SBM Offshore NV	2,154,376	26,832
*	Fugro NV	1,541,841	25,467
	Allfunds Group plc	4,587,105	23,477
*,1	Galapagos NV	657,100	21,863

Total International Stock Index Fund
		Shares	Market Value• ($000)
	TKH Group NV	563,542	20,614
[3]	CTP NV	1,330,430	19,397
*,1,3	Basic-Fit NV	710,919	18,186
	APERAM SA	590,897	16,374
	Eurocommercial Properties NV	654,220	14,045
[1]	Corbion NV	776,451	13,447
	Van Lanschot Kempen NV	498,006	13,383
	AMG Critical Materials NV	436,391	11,381
*,1,3	Alfen NV	295,258	9,308
[1]	PostNL NV	4,962,726	9,248
	Sligro Food Group NV	497,458	8,487
	Wereldhave NV	531,728	8,018
	Koninklijke BAM Groep NV	3,477,066	7,185
	Flow Traders Ltd.	355,873	6,505
*	TomTom NV	900,553	5,395
	Brunel International NV	370,344	5,163
	NSI NV	236,775	4,277
	Vastned Retail NV	208,339	4,174
[3]	B&S Group Sarl	327,564	1,185
*,1	Ebusco Holding NV	143,859	882
	Majorel Group Luxembourg SA	7,233	229
			8,847,898
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,800,852	94,621
	Spark New Zealand Ltd.	25,384,436	73,694
	Auckland International Airport Ltd.	17,170,795	73,444
	Infratil Ltd.	11,431,543	65,457
	Contact Energy Ltd.	10,855,736	49,312
	Meridian Energy Ltd.	17,012,131	47,912
	EBOS Group Ltd.	2,171,419	44,328
	Mainfreight Ltd.	1,097,401	36,629
	Mercury NZ Ltd.	9,242,292	31,793
	Ryman Healthcare Ltd.	8,007,602	26,548
	Fletcher Building Ltd.	10,234,991	25,794
	Chorus Ltd.	5,941,346	24,851
*	a2 Milk Co. Ltd.	9,774,103	23,807
	Summerset Group Holdings Ltd.	2,974,823	16,894
	Goodman Property Trust	14,073,737	16,484
	Precinct Properties Group	17,368,205	11,243
	SKYCITY Entertainment Group Ltd.	10,059,693	10,965
	Freightways Group Ltd.	2,181,922	9,476
	Genesis Energy Ltd.	6,995,180	9,417
	Kiwi Property Group Ltd.	19,822,464	8,954
	Air New Zealand Ltd.	19,394,141	7,569
	Vital Healthcare Property Trust	6,146,701	7,162
	Heartland Group Holdings Ltd.	7,741,688	6,908
	Vector Ltd.	3,204,753	6,836
	Argosy Property Ltd.	10,542,341	6,516
	Stride Property Group	6,453,899	5,123
	SKY Network Television Ltd.	1,784,268	2,995
	Scales Corp. Ltd.	1,284,262	2,134
*,1	Synlait Milk Ltd.	1,199,647	932
	Fletcher Building Ltd. (XASX)	312,070	795
			748,593
Norway (0.6%)
	Equinor ASA	12,641,842	423,795
	DNB Bank ASA	13,916,010	251,071
	Aker BP ASA	4,165,250	120,049
	Norsk Hydro ASA	18,010,903	102,711
	Mowi ASA	6,013,270	97,714
	Telenor ASA	8,565,816	87,563
	Yara International ASA	2,211,578	72,367
	Orkla ASA	10,427,543	71,872
	Storebrand ASA	5,698,217	47,585
	Subsea 7 SA	3,230,762	42,439
	Kongsberg Gruppen ASA	1,012,023	41,341
		Shares	Market Value• ($000)
	Salmar ASA	860,778	40,814
	Gjensidige Forsikring ASA	2,323,458	34,844
*	Adevinta ASA	3,708,134	32,593
	Bakkafrost P/F	691,023	31,193
	SpareBank 1 SR-Bank ASA	2,526,937	27,445
	Var Energi ASA	7,636,615	25,800
	Schibsted ASA Class A	1,266,224	25,368
	TOMRA Systems ASA	3,183,909	25,237
	TGS ASA	1,639,423	22,420
	Hafnia Ltd.	3,322,731	21,835
*	Nordic Semiconductor ASA	2,561,446	20,812
	SpareBank 1 SMN	1,676,211	20,338
	Schibsted ASA Class B	1,087,971	20,188
	Aker ASA Class A	315,645	18,982
*,1	Borr Drilling Ltd.	2,944,648	18,357
	Borregaard ASA	1,311,726	17,802
*	Seadrill Ltd.	427,546	16,984
*	Kahoot! ASA	5,101,161	15,979
	Leroy Seafood Group ASA	3,861,743	15,297
[3]	BW LPG Ltd.	1,049,257	14,853
	Protector Forsikring ASA	934,558	14,638
	Aker Solutions ASA	3,639,049	14,532
*,1	NEL ASA	19,971,087	13,132
	Veidekke ASA	1,365,698	11,784
	FLEX LNG Ltd.	384,038	11,772
[3]	Europris ASA	2,039,136	11,557
	Wallenius Wilhelmsen ASA	1,357,628	11,410
	Atea ASA	1,065,208	11,084
*,3	AutoStore Holdings Ltd.	9,452,674	10,466
	Stolt-Nielsen Ltd.	302,871	9,975
[3]	Scatec ASA	1,613,405	8,153
	Austevoll Seafood ASA	1,174,990	8,031
	DNO ASA	7,788,712	7,940
	MPC Container Ships ASA	5,147,797	7,277
	Sparebank 1 Oestlandet	653,149	7,256
[3]	Entra ASA	889,936	6,955
	Hoegh Autoliners ASA	851,893	6,888
*,3	Crayon Group Holding ASA	1,110,279	6,417
[3]	Elkem ASA	3,658,012	5,662
	Grieg Seafood ASA	756,599	5,025
	Bonheur ASA	258,429	4,471
	Wilh Wilhelmsen Holding ASA Class A	158,189	4,448
*	Aker Carbon Capture ASA	4,493,530	4,272
*	Hexagon Composites ASA	1,653,785	3,898
*	BW Energy Ltd.	1,133,006	2,839
	BW Offshore Ltd.	1,174,994	2,456
*,1	Aker Horizons ASA	2,953,629	904
*,1	Hexagon Purus ASA	479,332	441
			2,039,331
Other (0.2%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	15,737,296	597,074
Pakistan (0.0%)
	Lucky Cement Ltd.	2,482,436	5,593
	Hub Power Co. Ltd.	13,210,246	4,755
	Engro Corp. Ltd.	3,880,786	3,872
	Oil & Gas Development Co. Ltd.	9,754,214	3,472
	Fauji Fertilizer Co. Ltd.	8,388,244	3,080
	Habib Bank Ltd.	9,028,327	3,003
	Pakistan Petroleum Ltd.	10,341,122	2,976
	Pakistan Oilfields Ltd.	1,913,137	2,761
	United Bank Ltd.	4,284,561	2,550
	Pakistan State Oil Co. Ltd.	4,810,602	2,412
	Engro Fertilizers Ltd.	7,208,646	2,228
	Millat Tractors Ltd.	1,346,175	2,164
*	TRG Pakistan	5,938,450	1,469
	Systems Ltd.	592,657	873

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	DG Khan Cement Co. Ltd.	879,655	167
*	National Bank of Pakistan	512,281	43
*	Searle Co. Ltd.	146,251	21
			41,439
Philippines (0.2%)
	SM Prime Holdings Inc.	145,377,336	76,916
	BDO Unibank Inc.	32,158,473	72,388
	International Container Terminal Services Inc.	14,975,800	53,060
	Ayala Land Inc.	101,183,800	49,788
	Bank of the Philippine Islands	26,798,529	47,513
	Ayala Corp.	4,346,062	46,467
	PLDT Inc.	1,242,900	26,558
	JG Summit Holdings Inc.	40,251,952	26,109
	Universal Robina Corp.	12,047,220	23,225
	Metropolitan Bank & Trust Co.	23,753,203	21,903
	Manila Electric Co.	3,471,875	21,734
	Jollibee Foods Corp.	5,840,570	21,112
*,3	Monde Nissin Corp.	96,403,870	13,945
	Globe Telecom Inc.	417,392	12,957
	Emperador Inc.	34,904,875	12,794
	GT Capital Holdings Inc.	1,283,022	12,414
	ACEN Corp.	115,719,440	10,829
	Alliance Global Group Inc.	49,144,276	9,180
	DMCI Holdings Inc.	53,473,238	8,646
	San Miguel Corp.	4,665,299	8,641
	Security Bank Corp.	6,001,522	8,148
	Semirara Mining & Power Corp. Class A	15,689,762	8,028
*	Bloomberry Resorts Corp.	46,060,340	7,390
	Century Pacific Food Inc.	13,927,436	6,874
	Wilcon Depot Inc.	18,538,908	6,469
	Puregold Price Club Inc.	12,517,221	5,979
	Robinsons Land Corp.	24,246,633	5,961
	LT Group Inc.	34,471,600	5,381
	Megaworld Corp.	149,636,399	5,227
	AREIT Inc.	8,281,673	4,785
*	Converge Information & Communications Technology Solutions Inc.	32,306,437	4,771
	Manila Water Co. Inc.	15,062,167	4,490
	D&L Industries Inc.	35,282,810	3,977
	Robinsons Retail Holdings Inc.	3,684,771	2,662
	First Gen Corp.	5,589,768	1,781
*	Cebu Air Inc.	2,074,850	1,207
	Vista Land & Lifescapes Inc.	4,188,263	118
	Filinvest Land Inc.	8,617,583	93
*,2	Energy Development Corp. China Inc.	41,300	5
			659,525
Poland (0.3%)
	ORLEN SA	7,824,708	123,739
*	Powszechna Kasa Oszczednosci Bank Polski SA	11,555,458	119,700
	Powszechny Zaklad Ubezpieczen SA	7,569,890	85,660
	Bank Polska Kasa Opieki SA	2,118,336	64,370
*,3	Dino Polska SA	651,289	61,713
	KGHM Polska Miedz SA	1,848,612	49,331
*	Santander Bank Polska SA	451,452	49,031
[1]	LPP SA	15,008	48,348
*,3	Allegro.eu SA	6,729,735	48,274
	KRUK SA	237,170	26,237
	Grupa Kety SA	131,219	22,134
[1]	CD Projekt SA	878,200	21,926
*	mBank SA	175,216	21,661
*	PGE Polska Grupa Energetyczna SA	11,866,256	20,608
*	Alior Bank SA	1,269,462	19,985
	Orange Polska SA	9,087,515	16,856
*	Bank Millennium SA	8,225,511	14,312
	Asseco Poland SA	667,546	12,223
*	Tauron Polska Energia SA	12,832,420	11,286
		Shares	Market Value• ($000)
[1]	Bank Handlowy w Warszawie SA	414,876	8,501
*,1	Jastrzebska Spolka Weglowa SA	691,111	8,210
*,3	Pepco Group NV	1,985,803	8,049
*	Cyfrowy Polsat SA	2,096,219	6,536
*	AmRest Holdings SE	1,014,020	6,432
*	Enea SA	3,481,233	6,034
*,1	CCC SA	584,896	5,536
	Warsaw Stock Exchange	490,946	4,559
*,1	Grupa Azoty SA	666,919	3,489
			894,740
Portugal (0.1%)
	EDP - Energias de Portugal SA	40,808,025	171,496
	Galp Energia SGPS SA	6,800,733	102,383
	Jeronimo Martins SGPS SA	3,737,627	86,170
	EDP Renovaveis SA	3,992,851	64,233
*	Banco Comercial Portugues SA	105,947,446	32,517
	Navigator Co. SA	3,489,832	13,892
	REN - Redes Energeticas Nacionais SGPS SA	5,093,278	13,260
	Sonae SGPS SA	11,882,714	11,690
	NOS SGPS SA	2,919,088	10,671
*,1	Greenvolt-Energias Renovaveis SA	965,194	6,449
	CTT-Correios de Portugal SA	1,489,840	5,684
[1]	Altri SGPS SA	911,443	4,409
	Corticeira Amorim SGPS SA	396,437	3,851
	Semapa-Sociedade de Investimento e Gestao	180,368	2,551
			529,256
Qatar (0.2%)
	Qatar National Bank QPSC	60,292,130	246,706
	Qatar Islamic Bank SAQ	24,413,583	116,774
	Industries Qatar QSC	21,351,781	71,728
	Commercial Bank PSQC	45,944,034	64,716
	Masraf Al Rayan QSC	84,286,423	48,638
	Qatar International Islamic Bank QSC	15,662,039	39,819
	Qatar Gas Transport Co. Ltd.	37,165,246	35,934
	Qatar Fuel QSC	7,832,138	31,964
	Ooredoo QPSC	11,321,704	30,741
	Qatar Electricity & Water Co. QSC	6,047,922	27,479
	Mesaieed Petrochemical Holding Co.	59,346,685	25,960
	Dukhan Bank	23,710,173	23,628
	Barwa Real Estate Co.	28,923,700	20,126
	Qatar Navigation QSC	7,607,027	18,860
	Doha Bank QPSC	31,446,695	13,094
	Vodafone Qatar QSC	23,201,658	11,355
	Qatar Aluminum Manufacturing Co.	33,142,551	11,252
	Gulf International Services QSC	12,451,497	9,390
	United Development Co. QSC	25,603,044	6,856
*	Ezdan Holding Group QSC	20,333,212	4,654
	Al Meera Consumer Goods Co. QSC	1,300,675	4,603
			864,277
Romania (0.0%)
	Banca Transilvania SA	9,613,238	45,583
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,083,466	26,939
	OMV Petrom SA	228,427,525	26,110
	Societatea Nationala Nuclearelectrica SA	670,708	6,504
	One United Properties SA	21,781,520	4,631
*	MED Life SA	3,825,060	3,697
*	Teraplast SA	15,627,857	1,641
			115,105
Russia (0.0%)
*,2	Sberbank of Russia PJSC	131,579,417	—
*,2	Mechel PJSC ADR	691,625	—
*,2	Mobile TeleSystems PJSC ADR	2,547,828	—
*,2	Surgutneftegas PJSC ADR	16,584	—
*,2	Sistema PJSFC GDR	697	—
*,2	Novatek PJSC GDR	7,017	—

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Novolipetsk Steel PJSC GDR	977,419	—
*,2	Unipro PJSC	159,150,678	—
*,2	Severstal PAO GDR	543,443	—
*,2	PhosAgro PJSC	452,919	—
*,2	OGK-2 PJSC	282,563,407	—
*,2	Polyus PJSC	50,544	—
*,2	Raspadskaya OJSC	802,310	—
*,2	TGC-1 PJSC	7,192,136,259	—
*,2	RusHydro PJSC	1,558,337,672	—
*,2	Aeroflot PJSC	13,516,903	—
*,2	Rostelecom PJSC	12,792,702	—
*,2	Mechel PJSC	1,344,496	—
*,2	Tatneft PJSC	15,352,037	—
*,2	Novolipetsk Steel PJSC	5,216,652	—
*,2	Mobile TeleSystems PJSC	6,090,423	—
*,2	Magnit PJSC	959,764	—
*,2	Novatek PJSC	13,650,994	—
*,2	Gazprom PJSC	135,012,958	—
*,2	Mosenergo PJSC	75,973,956	—
*,2	Federal Grid Co. - Rosseti PJSC (Registered)	6,617,393,674	—
*,2	LUKOIL PJSC	4,927,110	—
*,2	M.Video PJSC	692,424	—
*,2	Rosneft Oil Co. PJSC	15,028,017	—
*,2	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,2	VTB Bank PJSC	65,333,888,805	—
*,2	MMC Norilsk Nickel PJSC	643,469	—
*,2	Inter RAO UES PJSC	463,184,131	—
*,2	EL5-ENERO PJSC	162,490,090	—
*,2	Bashneft PJSC	215,214	—
*,2	Sistema PJSFC	38,039,921	—
*,2	Severstal PAO	1,964,967	—
*,2	Surgutneftegas PJSC	89,794,608	—
*,2	Alrosa PJSC	32,391,627	—
*,2	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
*,2,3	Detsky Mir PJSC	6,909,739	—
*,2	MMC Norilsk Nickel PJSC ADR	21,237	—
*,2	Polyus PJSC GDR	618,167	—
*,2	Tatneft PJSC ADR	676,136	—
*,2	LSR Group PJSC Class A	25,742	—
*,2	United Co. RUSAL International PJSC	32,707,076	—
*,2	Credit Bank of Moscow PJSC	170,771,500	—
*,2	Sovcomflot PJSC	2,097,559	—
*,2	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
*,2	Cherkizovo Group PJSC	16,416	—
*,2	Samolet Group	109,996	—
*,2	Bank St. Petersburg PJSC	314,414	—
*,2	IDGC of Centre & Volga Region PJSC	45,593,366	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,2	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.1%)
	Al Rajhi Bank	26,599,192	476,141
[3]	Saudi Arabian Oil Co.	41,750,181	370,924
	Saudi National Bank	39,550,513	353,904
	Saudi Basic Industries Corp.	12,210,659	250,920
	Saudi Telecom Co.	24,331,753	249,257
*	Saudi Arabian Mining Co.	16,446,520	157,577
	Riyad Bank	19,955,906	141,314
	Alinma Bank	13,308,250	116,802
	Saudi Awwal Bank	12,872,291	114,938
	SABIC Agri-Nutrients Co.	3,168,791	113,136
	ACWA Power Co.	1,808,158	109,470
	Banque Saudi Fransi	7,996,481	76,453
	Dr Sulaiman Al Habib Medical Services Group Co.	1,125,089	75,571
	Bank AlBilad	6,648,160	66,003
	Elm Co.	347,513	64,975
		Shares	Market Value• ($000)
	Etihad Etisalat Co.	5,147,545	63,276
	Arab National Bank	9,034,106	57,258
	Bupa Arabia for Cooperative Insurance Co.	1,004,277	57,023
	Saudi Electricity Co.	10,654,439	50,585
	Almarai Co. JSC	3,312,294	49,355
	Sahara International Petrochemical Co.	4,817,042	41,491
	Yanbu National Petrochemical Co.	3,758,825	37,991
	Mouwasat Medical Services Co.	1,295,593	34,561
	Savola Group	3,553,590	34,489
	Saudi Industrial Investment Group	5,040,363	32,239
	Co. for Cooperative Insurance	996,309	32,087
	Jarir Marketing Co.	7,964,213	30,738
*	Dar Al Arkan Real Estate Development Co.	7,181,643	28,922
	Saudi Tadawul Group Holding Co.	651,772	28,911
	Arabian Internet & Communications Services Co.	339,426	28,331
*	Saudi Kayan Petrochemical Co.	10,033,047	28,315
	Saudi Investment Bank	6,701,568	26,269
*	Bank Al-Jazira	5,508,893	24,039
	Saudi Aramco Base Oil Co.	683,450	23,535
	Mobile Telecommunications Co. Saudi Arabia	6,086,252	22,407
	Abdullah Al Othaim Markets Co.	6,020,893	20,920
	Dallah Healthcare Co.	507,487	20,022
	Nahdi Medical Co.	525,238	19,859
	Advanced Petrochemical Co.	1,728,121	17,205
*	Arabian Drilling Co.	362,584	16,964
	Saudia Dairy & Foodstuff Co.	211,036	16,874
*	Saudi Research & Media Group	436,301	16,393
	Riyadh Cables Group Co.	830,428	16,231
	Aldrees Petroleum & Transport Services Co.	500,934	15,723
*	Rabigh Refining & Petrochemical Co.	5,731,801	15,413
	Al Hammadi Holding	1,068,103	15,382
	Saudi Airlines Catering Co.	550,175	15,317
	Power & Water Utility Co. for Jubail & Yanbu	1,004,947	14,589
*	National Industrialization Co.	4,532,439	14,047
	Leejam Sports Co. JSC	339,273	13,895
	Saudi Cement Co.	1,005,384	13,318
*	Seera Group Holding	2,005,309	12,610
	Arabian Centres Co. Ltd.	2,175,276	11,631
	United Electronics Co.	538,993	11,511
	Astra Industrial Group	469,665	11,399
	Arabian Contracting Services Co.	205,653	11,057
*	Middle East Healthcare Co.	566,357	10,421
	Yamama Cement Co.	1,331,692	10,298
	Southern Province Cement Co.	926,777	10,060
*	Emaar Economic City	5,049,867	9,850
	Al-Dawaa Medical Services Co.	386,380	9,762
	Qassim Cement Co.	578,794	9,690
	National Medical Care Co.	296,424	9,689
*	Saudi Ground Services Co.	1,200,123	9,328
	Yanbu Cement Co.	1,060,276	9,119
	United International Transportation Co.	476,243	8,543
*,1	National Agriculture Development Co.	688,787	8,410
	Al Masane Al Kobra Mining Co.	593,799	8,344
	National Gas & Industrialization Co.	501,297	7,750
	Arriyadh Development Co.	1,195,226	6,377
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	790,730	6,268
	BinDawood Holding Co.	3,882,510	6,248
	Saudi Chemical Co. Holding	5,612,320	5,986
*	Saudi Real Estate Co.	1,783,734	5,690
	Arabian Cement Co.	664,126	5,518
	Eastern Province Cement Co.	540,784	5,327
	City Cement Co.	922,357	4,281
*	Saudi Public Transport Co.	885,928	3,834
	Bawan Co.	429,523	3,691
*	Dur Hospitality Co.	553,591	3,502

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Saudi Ceramic Co.	544,615	3,459
	Najran Cement Co.	1,156,847	3,289
	Northern Region Cement Co.	1,195,425	3,265
*	Fawaz Abdulaziz Al Hokair & Co.	510,318	2,642
*	Al Jouf Cement Co.	732,810	2,262
*	Zamil Industrial Investment Co.	412,084	2,201
*	Methanol Chemicals Co.	440,406	2,176
*	Sinad Holding Co.	790,535	2,149
	Hail Cement Co.	696,664	2,118
*	Tabuk Cement Co.	536,351	2,080
	Herfy Food Services Co.	255,467	2,037
			3,995,231
Singapore (0.8%)
	DBS Group Holdings Ltd.	24,598,761	590,944
	Oversea-Chinese Banking Corp. Ltd.	47,657,544	441,839
	United Overseas Bank Ltd.	16,476,593	324,996
	Singapore Telecommunications Ltd.	102,090,816	177,400
	CapitaLand Ascendas REIT	48,760,627	92,647
	CapitaLand Integrated Commercial Trust	68,878,219	88,524
	Keppel Corp. Ltd.	18,847,052	85,553
[1]	Singapore Airlines Ltd.	18,673,956	83,384
	Singapore Exchange Ltd.	11,182,143	77,421
	CapitaLand Investment Ltd.	34,493,925	74,065
	Wilmar International Ltd.	28,369,955	73,756
	Singapore Technologies Engineering Ltd.	20,692,403	56,806
	Genting Singapore Ltd.	78,604,682	49,384
	Mapletree Logistics Trust	44,958,887	48,279
*	Seatrium Ltd.	549,764,107	45,025
	Mapletree Industrial Trust	26,904,503	42,291
	Sembcorp Industries Ltd.	12,284,417	41,213
	Venture Corp. Ltd.	3,579,961	30,567
	Mapletree Pan Asia Commercial Trust	31,298,913	30,420
	City Developments Ltd.	6,463,820	29,836
	Frasers Logistics & Commercial Trust	38,839,428	29,503
	UOL Group Ltd.	6,839,959	29,459
	Jardine Cycle & Carriage Ltd.	1,345,922	27,726
	ComfortDelGro Corp. Ltd.	28,077,104	27,119
	NetLink NBN Trust	41,101,229	24,922
	Suntec REIT	29,220,109	23,481
	Frasers Centrepoint Trust	15,291,131	23,132
	Keppel DC REIT	17,683,888	21,824
*,1	SATS Ltd.	11,477,461	20,647
	CapitaLand Ascott Trust	31,000,886	20,383
	Keppel REIT	33,775,677	19,612
	ESR-LOGOS REIT	83,322,236	16,713
	Keppel Infrastructure Trust	50,358,739	16,166
	Parkway Life REIT	4,836,726	11,866
	Olam Group Ltd.	15,536,955	11,259
	Raffles Medical Group Ltd.	12,422,495	10,809
	Hutchison Port Holdings Trust	65,092,860	10,224
[1]	iFAST Corp. Ltd.	2,047,431	9,883
[1]	Lendlease Global Commercial REIT	25,921,544	9,655
[1]	AEM Holdings Ltd.	3,769,810	9,529
	PARAGON REIT	15,994,187	9,283
	Capitaland India Trust	12,849,113	9,006
	CapitaLand China Trust	15,169,019	8,751
	AIMS APAC REIT	9,590,551	8,405
	CDL Hospitality Trusts	11,534,368	8,155
	First Resources Ltd.	6,846,437	7,559
	Sheng Siong Group Ltd.	5,664,362	6,413
	Singapore Post Ltd.	18,617,994	6,115
	UMS Holdings Ltd.	6,300,896	5,762
	Starhill Global REIT	17,178,369	5,589
	StarHub Ltd.	6,922,757	5,212
	Far East Hospitality Trust	11,781,183	5,087
	Digital Core REIT Management Pte. Ltd.	9,697,367	4,902
	SIA Engineering Co. Ltd.	2,872,141	4,807
		Shares	Market Value• ($000)
	Cromwell European REIT	3,906,569	4,752
	OUE Commercial REIT	26,843,446	4,610
	Hour Glass Ltd.	3,068,976	3,697
	Riverstone Holdings Ltd.	7,224,299	3,116
	First REIT	15,850,033	2,719
	Silverlake Axis Ltd.	10,580,209	2,087
	Keppel Pacific Oak US REIT	10,750,306	1,977
[1]	Nanofilm Technologies International Ltd.	2,399,470	1,634
[1]	Bumitama Agri Ltd.	3,725,291	1,552
	Manulife US REIT	21,233,261	1,062
*,1	COSCO SHIPPING International Singapore Co. Ltd.	12,398,926	1,060
*	Yoma Strategic Holdings Ltd.	15,880,437	881
	Prime US REIT	8,043,238	749
*,1,2	Ezra Holdings Ltd.	20,298,532	163
*,2	Eagle Hospitality Trust	11,225,800	—
			2,983,367
South Africa (0.9%)
*	Naspers Ltd.	2,548,075	398,363
[1]	FirstRand Ltd.	67,825,980	223,602
	Standard Bank Group Ltd.	18,167,763	178,309
	Gold Fields Ltd.	11,948,128	157,619
	MTN Group Ltd.	24,453,958	119,481
	Anglogold Ashanti plc	5,685,179	104,944
	Absa Group Ltd.	11,233,445	102,501
[1]	Capitec Bank Holdings Ltd.	1,152,338	102,391
	Sasol Ltd.	7,824,440	98,899
[1]	Bid Corp. Ltd.	4,518,185	95,941
	Shoprite Holdings Ltd.	6,484,669	83,114
	Sanlam Ltd.	23,527,640	82,542
	Nedbank Group Ltd.	6,236,540	67,178
[1]	Bidvest Group Ltd.	4,615,333	65,301
	Remgro Ltd.	6,932,574	53,611
	Discovery Ltd.	7,223,339	49,807
	Clicks Group Ltd.	3,319,516	48,915
	Sibanye Stillwater Ltd.	37,894,366	48,336
	Woolworths Holdings Ltd.	12,266,076	45,717
	Aspen Pharmacare Holdings Ltd.	5,013,290	45,598
	Impala Platinum Holdings Ltd.	10,891,520	45,370
	Vodacom Group Ltd.	8,155,141	44,336
	Reinet Investments SCA	1,840,501	38,243
	NEPI Rockcastle NV	6,622,510	35,789
	Harmony Gold Mining Co. Ltd.	7,351,416	33,705
[1]	Exxaro Resources Ltd.	3,280,750	32,929
	Northam Platinum Holdings Ltd.	4,882,914	29,503
[1]	Old Mutual Ltd. (AQXE)	42,303,757	27,330
	Anglo American Platinum Ltd.	768,259	25,669
[3]	Pepkor Holdings Ltd.	28,092,468	25,640
[1]	OUTsurance Group Ltd.	11,491,252	24,878
	Mr Price Group Ltd.	3,351,502	24,232
[1]	Growthpoint Properties Ltd.	46,385,848	24,112
	Foschini Group Ltd.	4,332,111	23,434
	Investec Ltd.	3,679,416	20,141
	Truworths International Ltd.	4,945,839	20,057
	Tiger Brands Ltd.	2,127,816	19,700
	Kumba Iron Ore Ltd.	743,359	19,692
	Momentum Metropolitan Holdings	16,941,293	19,077
	Life Healthcare Group Holdings Ltd.	18,813,577	18,751
	Redefine Properties Ltd.	91,974,901	17,296
[1]	AVI Ltd.	4,506,723	16,851
	Sappi Ltd.	7,649,770	16,101
[1]	SPAR Group Ltd.	2,588,908	15,632
*	MultiChoice Group	3,952,471	14,795
	Netcare Ltd.	19,929,578	13,813
	Thungela Resources Ltd. (XLON)	1,545,439	13,697
	African Rainbow Minerals Ltd.	1,477,598	12,177
*	Fortress Real Estate Investments Ltd. Class A	15,665,743	11,013

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Old Mutual Ltd.	17,271,499	10,984
	Barloworld Ltd.	2,463,950	10,383
[1]	Motus Holdings Ltd.	1,985,568	9,863
	AECI Ltd.	1,465,064	8,684
	Resilient REIT Ltd.	4,148,504	8,273
	Super Group Ltd.	4,648,798	7,933
	Santam Ltd.	525,322	7,711
	Vukile Property Fund Ltd.	11,510,816	7,680
	Omnia Holdings Ltd.	2,306,288	7,165
	Hyprop Investments Ltd.	4,268,998	6,507
[1]	Pick n Pay Stores Ltd.	4,754,764	6,376
[3]	Dis-Chem Pharmacies Ltd.	4,823,708	6,320
	Reunert Ltd.	1,939,060	6,114
	Ninety One Ltd.	3,080,461	6,021
[1]	Equites Property Fund Ltd.	9,343,543	5,747
	Coronation Fund Managers Ltd.	3,466,265	5,620
	JSE Ltd.	1,156,483	5,500
	MAS plc	6,707,159	5,467
	DRDGOLD Ltd.	5,809,956	5,097
	DataTec Ltd.	2,569,945	4,865
	Sun International Ltd.	2,314,168	4,657
*	Fortress Real Estate Investments Ltd. Class B	14,360,664	4,553
*	Telkom SA SOC Ltd.	3,796,932	4,449
	Tsogo Sun Ltd.	6,415,418	4,159
	Astral Foods Ltd.	508,197	3,986
*	KAP Ltd.	32,287,058	3,868
	Attacq Ltd.	8,624,987	3,736
	Curro Holdings Ltd.	6,435,346	3,508
	Thungela Resources Ltd. (XJSE)	321,650	2,872
	Burstone Group Ltd.	6,708,556	2,666
	Transaction Capital Ltd.	7,479,525	1,944
	Emira Property Fund Ltd.	240,788	107
			3,038,947
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	64,211,430	3,196,116
	SK Hynix Inc.	7,305,527	634,427
[1]	POSCO Holdings Inc.	1,013,100	310,135
	NAVER Corp.	1,943,627	271,725
	Hyundai Motor Co.	1,857,912	234,067
	Samsung SDI Co. Ltd.	713,035	225,772
	LG Chem Ltd.	637,378	208,896
	KB Financial Group Inc.	5,098,242	194,336
	Kia Corp.	3,303,982	188,761
[1]	Shinhan Financial Group Co. Ltd.	6,673,934	171,548
[1]	Celltrion Inc.	1,492,211	165,715
*,1	LG Energy Solution Ltd.	539,784	154,739
	Hyundai Mobis Co. Ltd.	841,409	130,305
*,3	Samsung Biologics Co. Ltd.	239,015	125,652
[1]	Ecopro Co. Ltd.	258,869	119,617
	Kakao Corp.	4,098,564	115,521
	Hana Financial Group Inc.	3,894,102	113,228
	LG Electronics Inc.	1,474,702	109,398
[1]	Ecopro BM Co. Ltd.	617,646	90,360
	Samsung C&T Corp.	1,139,150	90,068
	KT&G Corp.	1,393,603	87,913
	Samsung Fire & Marine Insurance Co. Ltd.	441,657	84,455
[1]	Woori Financial Group Inc.	8,920,336	78,791
*	SK Innovation Co. Ltd.	788,672	71,852
	Samsung Electro-Mechanics Co. Ltd.	754,513	69,763
	LG Corp.	1,217,775	69,704
[1]	POSCO Future M Co. Ltd.	384,151	67,696
[1]	Celltrion Healthcare Co. Ltd.	1,331,900	65,883
*	Doosan Enerbility Co. Ltd.	5,738,048	57,174
	Samsung Life Insurance Co. Ltd.	1,003,822	53,744
	Meritz Financial Group Inc.	1,361,282	50,664
	Samsung SDS Co. Ltd.	492,268	50,460
	SK Inc.	471,729	49,735
		Shares	Market Value• ($000)
[1]	Korea Zinc Co. Ltd.	138,621	48,173
*,1	Krafton Inc.	389,507	47,416
*	Samsung Heavy Industries Co. Ltd.	8,786,539	44,543
[1]	HMM Co. Ltd.	3,955,683	42,845
*	SK Square Co. Ltd.	1,335,912	42,212
*	HYBE Co. Ltd.	246,523	40,150
	DB Insurance Co. Ltd.	601,456	39,130
[1]	KakaoBank Corp.	2,890,633	39,120
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582,041	39,045
[1]	Amorepacific Corp.	415,223	38,975
	Korean Air Lines Co. Ltd.	2,521,931	38,372
*	Samsung Engineering Co. Ltd.	2,129,379	37,530
	NCSoft Corp.	214,001	36,972
*	Korea Electric Power Corp.	2,887,003	36,136
	Hanwha Aerospace Co. Ltd.	465,083	34,965
[1]	L&F Co. Ltd.	334,198	32,508
	Hyundai Glovis Co. Ltd.	250,526	31,794
[1]	LG Innotek Co. Ltd.	190,046	31,542
[1]	Korea Aerospace Industries Ltd.	951,405	31,306
*,1	HLB Inc.	1,450,424	31,251
	Industrial Bank of Korea	3,696,261	30,590
[1]	Yuhan Corp.	713,616	30,420
*	Hanwha Solutions Corp.	1,400,857	29,839
	LG H&H Co. Ltd.	127,163	29,813
*	CosmoAM&T Co. Ltd.	285,147	29,687
	Hankook Tire & Technology Co. Ltd.	1,002,155	28,433
[1]	JYP Entertainment Corp.	366,354	27,887
	Hyundai Steel Co.	1,139,403	27,708
	S-Oil Corp.	553,422	27,313
*,1	LG Display Co. Ltd.	3,018,263	27,311
[1]	Lotte Chemical Corp.	245,781	26,691
	Orion Corp.	296,447	26,237
*,1	Kum Yang Co. Ltd.	397,861	26,004
[1]	Posco DX Co. Ltd.	711,784	25,968
	HD Hyundai Co. Ltd.	581,923	24,785
	Coway Co. Ltd.	773,269	24,745
	Hyundai Engineering & Construction Co. Ltd.	974,313	24,164
	Hanmi Semiconductor Co. Ltd.	599,556	23,492
[1]	Posco International Corp.	614,160	22,908
	CJ CheilJedang Corp.	109,033	22,842
	Samsung Securities Co. Ltd.	863,655	22,625
	LG Uplus Corp.	2,866,032	21,480
[1]	Kumho Petrochemical Co. Ltd.	227,614	21,393
*,1	Alteogen Inc.	460,871	21,378
	Hanmi Pharm Co. Ltd.	102,116	21,351
*,1	SK Biopharmaceuticals Co. Ltd.	380,556	21,297
	Mirae Asset Securities Co. Ltd.	4,105,100	20,110
	BNK Financial Group Inc.	3,921,912	19,740
[1]	Hotel Shilla Co. Ltd.	421,032	19,482
	Korea Investment Holdings Co. Ltd.	518,337	19,377
*,1	HD Hyundai Heavy Industries Co. Ltd.	255,363	19,362
	Doosan Bobcat Inc.	660,967	18,990
	GS Holdings Corp.	637,213	18,608
[1]	Fila Holdings Corp.	697,363	18,466
	Hyundai Marine & Fire Insurance Co. Ltd.	785,834	18,331
[1]	DB HiTek Co. Ltd.	480,904	17,361
*	Hyundai Rotem Co. Ltd.	979,774	16,939
	HD Hyundai Electric Co. Ltd.	294,421	16,386
*,1	Pearl Abyss Corp.	446,684	16,365
	Youngone Corp.	405,833	16,314
[1]	Kangwon Land Inc.	1,455,264	15,846
*,1,3	SK IE Technology Co. Ltd.	347,916	15,341
	JB Financial Group Co. Ltd.	1,966,691	14,711
[1]	F&F Co. Ltd.	211,665	14,674
*,1	SK Bioscience Co. Ltd.	322,164	14,500
[1]	SKC Co. Ltd.	247,262	14,460

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Hyundai Mipo Dockyard Co. Ltd.	276,962	14,273
	NongShim Co. Ltd.	42,995	14,141
	E-MART Inc.	260,520	14,045
	Cheil Worldwide Inc.	937,981	13,811
*,1	Hyundai Bioscience Co. Ltd.	493,423	13,672
[1]	Hanjin Kal Corp.	431,570	13,628
	LS Corp.	232,183	13,500
	NH Investment & Securities Co. Ltd.	1,868,562	13,406
[1]	OCI Holdings Co. Ltd.	183,261	13,241
*,1	Celltrion Pharm Inc.	270,791	12,740
	LEENO Industrial Inc.	122,758	12,563
	DGB Financial Group Inc.	2,127,810	12,393
	Hansol Chemical Co. Ltd.	108,558	12,115
[1]	Shinsegae Inc.	94,039	11,778
	Hanwha Corp.	711,794	11,725
[1]	SM Entertainment Co. Ltd.	151,620	11,371
[1]	Eo Technics Co. Ltd.	109,001	11,304
[1]	Hyosung Advanced Materials Corp.	42,282	11,213
*	Hyosung Heavy Industries Corp.	88,205	11,188
[1]	Hanon Systems	2,184,397	11,146
[1]	BGF retail Co. Ltd.	107,684	11,012
	HL Mando Co. Ltd.	451,632	10,999
[1]	Hyosung TNC Corp.	41,437	10,983
	CJ Corp.	174,801	10,903
*,1	Rainbow Robotics	103,272	10,835
*,1	Hanall Biopharma Co. Ltd.	497,232	10,785
[1]	WONIK IPS Co. Ltd.	472,196	10,558
[1]	KIWOOM Securities Co. Ltd.	176,444	10,549
*	Lunit Inc.	108,490	10,532
[1]	Pan Ocean Co. Ltd.	3,277,652	10,464
[1]	DL E&C Co. Ltd.	405,364	10,303
[1]	Medytox Inc.	67,220	10,284
*,1	Cosmax Inc.	101,802	10,236
	Sam-A Aluminum Co. Ltd.	110,003	10,232
	S-1 Corp.	252,986	10,225
*	Hanwha Life Insurance Co. Ltd.	4,933,576	10,138
[1]	HPSP Co. Ltd.	434,913	10,088
	IsuPetasys Co. Ltd.	620,836	10,035
*	SOLUM Co. Ltd.	464,693	9,984
	KCC Corp.	55,841	9,842
[1]	Hyundai Elevator Co. Ltd.	305,530	9,783
[1]	LS Electric Co. Ltd.	205,299	9,766
[1]	Soulbrain Co. Ltd.	56,038	9,677
	GS Retail Co. Ltd.	536,129	9,658
*,1	Kakao Games Corp.	556,069	9,651
[1]	LIG Nex1 Co. Ltd.	144,578	9,352
[1]	HD Hyundai Infracore Co. Ltd.	1,878,525	9,321
[1]	Advanced Nano Products Co. Ltd.	103,031	9,170
[1]	Hyundai Wia Corp.	217,875	9,070
[1]	People & Technology Inc.	245,575	9,004
[1]	CS Wind Corp.	263,211	8,931
[1]	Dongjin Semichem Co. Ltd.	399,415	8,915
*,1	W-Scope Chungju Plant Co. Ltd.	291,760	8,908
[1]	Samsung Card Co. Ltd.	378,083	8,781
	TCC Steel	225,595	8,756
	Korean Reinsurance Co.	1,318,208	8,670
	LOTTE Fine Chemical Co. Ltd.	208,689	8,669
[1]	Hana Micron Inc.	475,211	8,636
	Hyundai Autoever Corp.	88,805	8,574
[1]	Jusung Engineering Co. Ltd.	463,149	8,470
*,1,3	Netmarble Corp.	294,991	8,469
[1]	Lotte Energy Materials Corp.	293,773	8,416
*,1	Sam Chun Dang Pharm Co. Ltd.	184,377	8,403
	GS Engineering & Construction Corp.	854,234	8,361
[1]	Lotte Shopping Co. Ltd.	156,025	8,344
[1]	Classys Inc.	339,749	8,301
*,1	Cosmochemical Co. Ltd.	354,932	8,285
		Shares	Market Value• ($000)
	Kolmar Korea Co. Ltd.	203,315	8,085
	Chong Kun Dang Pharmaceutical Corp.	114,485	8,044
*,1	Hugel Inc.	76,209	8,040
	Hyundai Department Store Co. Ltd.	202,372	8,015
	Kolon Industries Inc.	246,927	7,977
*,1	Daewoo Engineering & Construction Co. Ltd.	2,702,311	7,884
[1]	Hanmi Science Co. Ltd.	333,579	7,840
	LX Semicon Co. Ltd.	146,072	7,802
*,1	HLB Life Science Co. Ltd.	1,156,451	7,655
[1]	Hanwha Systems Co. Ltd.	794,930	7,498
[1]	Samyang Foods Co. Ltd.	54,456	7,399
	AMOREPACIFIC Group	347,154	7,375
[1]	SK Networks Co. Ltd.	1,777,786	7,341
[1]	PharmaResearch Co. Ltd.	84,123	7,264
*,1	Kakaopay Corp.	283,837	7,236
	KEPCO Plant Service & Engineering Co. Ltd.	298,781	7,229
*,1	Korea Electric Power Corp. ADR	1,169,480	7,122
	Dentium Co. Ltd.	86,983	7,061
*,1	Chabiotech Co. Ltd.	589,413	7,040
[1]	Lotte Corp.	361,861	6,979
[1]	ISC Co. Ltd.	134,988	6,969
*,1	Bioneer Corp.	293,147	6,909
*,1	Paradise Co. Ltd.	631,993	6,876
	Poongsan Corp.	257,246	6,865
*,1	LegoChem Biosciences Inc.	248,380	6,818
	Daeduck Electronics Co. Ltd.	446,922	6,655
[1]	Koh Young Technology Inc.	812,014	6,654
[1]	Daejoo Electronic Materials Co. Ltd.	129,091	6,627
[1]	Wemade Co. Ltd.	225,108	6,580
[1]	KEPCO Engineering & Construction Co. Inc.	167,941	6,523
[1]	Hite Jinro Co. Ltd.	409,957	6,461
	CJ Logistics Corp.	114,505	6,438
*,1	Oscotec Inc.	445,495	6,307
[1]	Park Systems Corp.	60,600	6,302
[1]	HK inno N Corp.	196,135	6,293
[1]	SSANGYONG C&E Co. Ltd.	1,514,390	6,251
[1]	SIMMTECH Co. Ltd.	252,322	6,190
[1]	ST Pharm Co. Ltd.	121,976	6,156
[1]	Ecopro HN Co. Ltd.	143,313	6,140
*,1	Mezzion Pharma Co. Ltd.	222,837	6,123
*	Korea Gas Corp.	360,474	6,109
[1]	YG Entertainment Inc.	148,806	6,074
[1]	S&S Tech Corp.	210,846	5,935
	SK Chemicals Co. Ltd.	136,172	5,701
[1]	LX International Corp.	308,226	5,692
*	Kumho Tire Co. Inc.	1,809,404	5,637
*	Jeisys Medical Inc.	711,485	5,554
	Ottogi Corp.	19,970	5,539
*	CJ ENM Co. Ltd.	140,752	5,443
	SK REITs Co. Ltd.	1,938,015	5,401
[1]	HDC Hyundai Development Co-Engineering & Construction	618,924	5,345
[1]	SFA Engineering Corp.	258,218	5,342
*	Peptron Inc.	241,087	5,298
[1]	DL Holdings Co. Ltd.	168,035	5,292
[1]	Foosung Co. Ltd.	710,541	5,274
[1]	Eugene Technology Co. Ltd.	184,944	5,245
	HD Hyundai Construction Equipment Co. Ltd.	158,720	5,239
[1]	Seegene Inc.	367,719	5,209
[1]	Green Cross Corp.	72,719	5,183
[1]	Dongsuh Cos. Inc.	401,203	5,130
[1]	Intellian Technologies Inc.	97,775	5,129
*,1,2	Eoflow Co. Ltd.	313,348	5,045
[1]	Lotte Chilsung Beverage Co. Ltd.	46,612	5,026
[1]	Hyosung Corp.	113,772	4,976
[1]	MegaStudyEdu Co. Ltd.	107,156	4,925
[1]	Daewoong Pharmaceutical Co. Ltd.	66,343	4,922

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Doosan Fuel Cell Co. Ltd.	400,522	4,889
*,1	Sungeel Hitech Co. Ltd.	69,347	4,886
*	OCI Co. Ltd.	62,737	4,855
*,1	GemVax & Kael Co. Ltd.	455,742	4,804
	Douzone Bizon Co. Ltd.	236,144	4,789
*,1	Duk San Neolux Co. Ltd.	165,599	4,750
	HAESUNG DS Co. Ltd.	144,350	4,750
[1]	AfreecaTV Co. Ltd.	95,038	4,732
[1]	Innocean Worldwide Inc.	146,157	4,730
*,1	Hana Tour Service Inc.	144,432	4,708
[1]	BH Co. Ltd.	334,697	4,664
[1]	SL Corp.	210,603	4,653
[1]	Korea Petrochemical Ind Co. Ltd.	39,287	4,641
[1]	TKG Huchems Co. Ltd.	285,183	4,623
*,1	Creative & Innovative System	689,487	4,607
[1]	Doosan Tesna Inc.	135,481	4,520
[1]	DongKook Pharmaceutical Co. Ltd.	377,775	4,518
	JR Global REIT	1,526,111	4,451
*,1	STCUBE	594,881	4,405
*,1	Hanwha Ocean Co. Ltd.	250,069	4,373
*,1	Myoung Shin Industrial Co. Ltd.	369,515	4,320
[1]	Doosan Co. Ltd.	77,842	4,295
*,1	ABLBio Inc.	360,104	4,257
	Korea Electric Terminal Co. Ltd.	90,810	4,247
*,1	SK oceanplant Co. Ltd.	352,903	4,203
*,1	Lake Materials Co. Ltd.	489,220	4,114
[1]	Chunbo Co. Ltd.	55,325	4,074
*	Sambu Engineering & Construction Co. Ltd.	2,117,953	4,056
	ESR Kendall Square REIT Co. Ltd.	1,707,631	4,052
	i-SENS Inc.	235,071	4,008
*,1	Taihan Electric Wire Co. Ltd.	484,683	3,998
[1]	Sebang Global Battery Co. Ltd.	106,708	3,912
[1]	Caregen Co. Ltd.	194,714	3,882
	Daishin Securities Co. Ltd.	372,579	3,867
[1]	Com2uSCorp	123,768	3,861
	Han Kuk Carbon Co. Ltd.	454,707	3,847
[1]	NEXTIN Inc.	96,321	3,832
[1]	DoubleUGames Co. Ltd.	123,408	3,787
	SK Gas Ltd.	34,439	3,778
	Youngone Holdings Co. Ltd.	65,013	3,772
[1]	Yunsung F&C Co. Ltd.	43,512	3,770
[1]	Daesang Corp.	255,239	3,763
*,1	Shin Poong Pharmaceutical Co. Ltd.	435,133	3,759
	JW Pharmaceutical Corp.	192,738	3,747
[1]	Ahnlab Inc.	78,761	3,747
*,1	NKMax Co. Ltd.	422,252	3,747
*,1	Dawonsys Co. Ltd.	358,063	3,743
*	NHN Corp.	235,946	3,743
*	Asiana Airlines Inc.	451,128	3,731
*,1	Enchem Co. Ltd.	95,995	3,703
[1]	Green Cross Holdings Corp.	367,789	3,693
[1]	Partron Co. Ltd.	564,076	3,633
	Daou Technology Inc.	299,334	3,623
[1]	Tokai Carbon Korea Co. Ltd.	58,572	3,607
*,1	SFA Semicon Co. Ltd.	1,023,047	3,597
*,1	Lotte Tour Development Co. Ltd.	448,034	3,589
	SK Discovery Co. Ltd.	130,275	3,572
	Seoul Semiconductor Co. Ltd.	475,376	3,557
[1]	Sungwoo Hitech Co. Ltd.	604,616	3,543
	Shinhan Alpha REIT Co. Ltd.	779,177	3,539
*	Pharmicell Co. Ltd.	768,679	3,530
[1]	Youlchon Chemical Co. Ltd.	168,675	3,516
[1]	Hankook & Co. Co. Ltd.	385,403	3,506
[1]	Innox Advanced Materials Co. Ltd.	175,217	3,477
	KCC Glass Corp.	115,230	3,461
*,1	Nexon Games Co. Ltd.	309,374	3,452
[1]	L&C Bio Co. Ltd.	163,873	3,445
		Shares	Market Value• ($000)
[1]	Samyang Holdings Corp.	67,864	3,417
*,1	Naturecell Co. Ltd.	652,747	3,402
[1]	PI Advanced Materials Co. Ltd.	183,234	3,333
*,1	IS Dongseo Co. Ltd.	178,055	3,326
*,1	Dongkuk Steel Mill Co. Ltd.	424,826	3,326
[1]	Hanssem Co. Ltd.	91,137	3,310
*	Jeju Air Co. Ltd.	416,654	3,267
*,1	Eubiologics Co. Ltd.	455,490	3,236
*,1	CJ CGV Co. Ltd.	850,375	3,234
*,1	Seojin System Co. Ltd.	259,652	3,224
*,1	Studio Dragon Corp.	88,567	3,215
*	Hanwha General Insurance Co. Ltd.	1,033,326	3,178
	LOTTE REIT Co. Ltd.	1,484,660	3,165
[1]	SD Biosensor Inc.	438,988	3,137
	Mcnex Co. Ltd.	151,112	3,113
*,1	Neowiz	151,553	3,106
*,1	Ananti Inc.	614,342	3,034
	Harim Holdings Co. Ltd.	616,135	3,025
[1]	Hansae Co. Ltd.	175,738	2,986
	Unid Co. Ltd.	52,380	2,966
[1]	Taekwang Industrial Co. Ltd.	6,910	2,959
	Daewoong Co. Ltd.	267,471	2,955
*	Shinsung E&G Co. Ltd.	2,166,956	2,949
*,1	KMW Co. Ltd.	393,194	2,923
[1]	Solid Inc.	662,209	2,883
	LX Holdings Corp.	576,385	2,883
	Kwang Dong Pharmaceutical Co. Ltd.	522,960	2,861
[1]	Huons Co. Ltd.	94,688	2,843
[1]	INTOPS Co. Ltd.	158,857	2,821
*,1	Grand Korea Leisure Co. Ltd.	242,212	2,803
	Solus Advanced Materials Co. Ltd.	171,776	2,798
[1]	NICE Information Service Co. Ltd.	427,747	2,793
	Binggrae Co. Ltd.	68,429	2,777
	Dong-A Socio Holdings Co. Ltd.	37,592	2,775
*	Enplus Co. Ltd.	916,902	2,759
[1]	TES Co. Ltd.	187,914	2,743
[1]	Boryung	407,921	2,726
	Songwon Industrial Co. Ltd.	209,953	2,670
	Dong-A ST Co. Ltd.	64,336	2,651
*,1	Korea Line Corp.	2,127,145	2,638
[1]	Orion Holdings Corp.	223,582	2,629
	Lotte Rental Co. Ltd.	137,862	2,629
	SNT Motiv Co. Ltd.	86,528	2,594
*,1	NEPES Corp.	216,706	2,561
[1]	Handsome Co. Ltd.	184,711	2,554
	Nexen Tire Corp.	455,439	2,514
[1]	GOLFZON Co. Ltd.	38,816	2,507
*	DIO Corp.	143,992	2,499
*	Hanwha Investment & Securities Co. Ltd.	1,464,075	2,498
[1]	Lotte Wellfood Co. Ltd.	29,548	2,497
*	Il Dong Pharmaceutical Co. Ltd.	205,379	2,453
	SeAH Besteel Holdings Corp.	150,066	2,424
	LF Corp.	232,869	2,409
[1]	GC Cell Corp.	111,875	2,400
	Hanjin Transportation Co. Ltd.	169,220	2,372
	Samwha Capacitor Co. Ltd.	97,230	2,349
*,1	Genexine Inc.	400,455	2,341
	LX Hausys Ltd.	80,792	2,292
[1]	RFHIC Corp.	220,289	2,267
	NICE Holdings Co. Ltd.	254,663	2,265
	Eugene Investment & Securities Co. Ltd.	757,438	2,265
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	134,870	2,260
*,1	Amicogen Inc.	239,421	2,250
*	HLB Therapeutics Co. Ltd.	812,701	2,227
*,1	Modetour Network Inc.	185,816	2,199
*,1	Humasis Co. Ltd.	1,468,730	2,188
	TK Corp.	192,614	2,172

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sung Kwang Bend Co. Ltd.	216,267	2,166
[1]	Webzen Inc.	211,730	2,157
	HDC Holdings Co. Ltd.	464,161	2,133
	Hyundai Home Shopping Network Corp.	69,303	2,129
	InBody Co. Ltd.	132,861	2,127
*,1	Wysiwyg Studios Co. Ltd.	1,217,088	2,126
*	CMG Pharmaceutical Co. Ltd.	1,383,322	2,114
[1]	Young Poong Corp.	6,061	2,113
[1]	KH Vatec Co. Ltd.	197,214	2,109
[1]	Seobu T&D	381,188	2,079
[1]	Advanced Process Systems Corp.	170,112	2,059
	KISWIRE Ltd.	146,537	2,052
	Humedix Co. Ltd.	80,799	2,046
*,1	Bukwang Pharmaceutical Co. Ltd.	478,267	2,017
	HL Holdings Corp.	84,866	2,005
	Korea United Pharm Inc.	115,149	1,992
*,1	GeneOne Life Science Inc.	947,687	1,990
[1]	Samchully Co. Ltd.	28,333	1,943
*,1	Insun ENT Co. Ltd.	364,506	1,936
	Namyang Dairy Products Co. Ltd.	5,650	1,932
[1]	Hanil Cement Co. Ltd.	211,513	1,913
	SK Securities Co. Ltd.	4,469,700	1,911
[1]	Nature Holdings Co. Ltd.	117,662	1,889
*,1	Danal Co. Ltd.	729,057	1,882
	KC Tech Co. Ltd.	131,583	1,857
*	Hyosung Chemical Corp.	28,283	1,829
	Vieworks Co. Ltd.	83,129	1,820
	E1 Corp.	41,656	1,814
*	Daea TI Co. Ltd.	800,898	1,814
*,1	Komipharm International Co. Ltd.	471,360	1,808
[1]	Zinus Inc.	127,008	1,792
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	1,782
[1]	Shinsegae International Inc.	153,810	1,777
	Tongyang Inc.	2,409,270	1,775
*	Hancom Inc.	204,172	1,773
[1]	Yuanta Securities Korea Co. Ltd.	1,009,426	1,772
[1]	Dongwon Industries Co. Ltd.	79,844	1,769
	Daol Investment & Securities Co. Ltd.	612,327	1,737
	Hyundai GF Holdings	669,350	1,728
*,1,2	Cellivery Therapeutics Inc.	348,823	1,725
	Ilyang Pharmaceutical Co. Ltd.	168,671	1,708
*,1	Binex Co. Ltd.	309,192	1,698
*,1	Cafe24 Corp.	182,083	1,677
	NHN KCP Corp.	278,495	1,663
*,1	UniTest Inc.	202,946	1,654
*	CrystalGenomics Invites Co. Ltd.	815,512	1,651
[1]	Soulbrain Holdings Co. Ltd.	68,087	1,649
*	Namsun Aluminum Co. Ltd.	1,147,327	1,633
*	Homecast Co. Ltd.	461,660	1,623
[1]	ENF Technology Co. Ltd.	115,160	1,608
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,601
	Able C&C Co. Ltd.	260,162	1,597
*,1	Sangsangin Co. Ltd.	499,798	1,566
*,1	iNtRON Biotechnology Inc.	331,610	1,534
	Chongkundang Holdings Corp.	39,812	1,518
*,1	BNC Korea Co. Ltd.	649,490	1,508
	HS Industries Co. Ltd.	577,669	1,504
*,1	Dongsung Pharmaceutical Co. Ltd.	321,168	1,501
*,1	ITM Semiconductor Co. Ltd.	100,548	1,491
	Dongwon F&B Co. Ltd.	68,770	1,484
	Hansol Technics Co. Ltd.	330,902	1,474
[1]	Toptec Co. Ltd.	272,405	1,458
[1]	Namhae Chemical Corp.	273,548	1,440
	Aekyung Industrial Co. Ltd.	85,731	1,440
	SPC Samlip Co. Ltd.	28,906	1,388
	iMarketKorea Inc.	238,233	1,381
*	AbClon Inc.	166,586	1,379
		Shares	Market Value• ($000)
*	Samsung Pharmaceutical Co. Ltd.	721,503	1,374
*	Tongyang Life Insurance Co. Ltd.	420,958	1,369
	Korea Asset In Trust Co. Ltd.	568,952	1,361
	Hansol Paper Co. Ltd.	183,357	1,358
*,1	Dongkuk CM Co. Ltd.	261,366	1,336
*	HLB Global Co. Ltd.	513,483	1,331
*	Hyundai Green Food	155,719	1,307
*,1	Helixmith Co. Ltd.	424,474	1,283
	Samyang Corp.	41,631	1,283
	KUMHOE&C Co. Ltd.	340,034	1,274
	Daeduck Co. Ltd.	282,865	1,258
	Cuckoo Holdings Co. Ltd.	99,041	1,245
[1]	Cuckoo Homesys Co. Ltd.	80,217	1,210
*	Medipost Co. Ltd.	232,735	1,204
*	OliX Pharmaceuticals Inc.	125,126	1,203
[1]	HYUNDAI Corp.	90,747	1,188
*	HJ Shipbuilding & Construction Co. Ltd.	476,672	1,186
[1]	Gradiant Corp.	143,872	1,152
	KISCO Corp.	251,497	1,145
	Hankook Shell Oil Co. Ltd.	6,713	1,139
*	Hanwha Galleria Corp.	1,520,902	1,138
	TY Holdings Co. Ltd.	291,894	1,136
	Daehan Flour Mill Co. Ltd.	12,382	1,119
[1]	Maeil Dairies Co. Ltd.	33,318	1,117
*,1	Inscobee Inc.	1,232,262	1,072
*,1	Com2uS Holdings Corp.	60,499	1,072
*,1	Wonik Holdings Co. Ltd.	482,406	1,065
	Huons Global Co. Ltd.	71,504	1,064
*,1	Ace Technologies Corp.	805,953	1,048
	LOTTE Himart Co. Ltd.	147,046	1,039
	LG HelloVision Co. Ltd.	413,799	1,019
*	Interflex Co. Ltd.	140,528	1,002
	Hyundai Bioland Co. Ltd.	143,928	997
*	Aprogen Biologics	4,060,332	982
*,1	MedPacto Inc.	185,774	981
	KC Co. Ltd.	86,219	971
	Jeil Pharmaceutical Co. Ltd.	86,660	962
	Kolon Corp.	80,912	953
[1]	CJ Freshway Corp.	59,987	932
	Woongjin Thinkbig Co. Ltd.	505,235	912
	OptoElectronics Solutions Co. Ltd.	96,861	825
	ICD Co. Ltd.	158,342	818
	Eusu Holdings Co. Ltd.	181,342	806
	BGF Co. Ltd.	325,638	802
[1]	Dongkuk Holdings Co. Ltd.	123,624	790
*	Enzychem Lifesciences Corp.	835,938	762
	Sindoh Co. Ltd.	29,753	704
*	Giantstep Inc.	104,385	699
	Hansol Holdings Co. Ltd.	341,065	671
*,1,2	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	642
	DB Financial Investment Co. Ltd.	200,578	567
*	Telcon RF Pharmaceutical Inc.	919,001	469
	Hanil Holdings Co. Ltd.	48,421	396
*	Eutilex Co. Ltd.	93,011	164
	Kolmar Korea Holdings Co. Ltd.	32,402	161
			11,237,609
Spain (1.6%)
	Iberdrola SA	80,652,688	897,021
	Banco Santander SA	217,303,101	799,227
	Banco Bilbao Vizcaya Argentaria SA	81,116,108	638,159
	Industria de Diseno Textil SA	14,237,764	491,459
	Amadeus IT Group SA	6,108,665	348,639
	Telefonica SA	68,049,643	262,851
	Repsol SA	17,413,240	254,967
[3]	Cellnex Telecom SA	7,604,340	223,538
	Ferrovial SE	7,019,679	211,265
	CaixaBank SA	51,311,080	208,607

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	Aena SME SA	954,099	138,440
	ACS Actividades de Construccion y Servicios SA	2,997,543	108,403
	Redeia Corp. SA	5,841,865	91,103
	Banco de Sabadell SA	71,254,278	88,597
	Endesa SA	4,283,579	80,594
	Bankinter SA	9,310,922	58,877
	Enagas SA	3,382,648	56,587
	Naturgy Energy Group SA	1,867,717	52,846
*	Grifols SA	4,485,917	50,338
	Acciona SA	309,710	39,046
	Merlin Properties Socimi SA	4,564,149	38,055
	Fluidra SA	1,853,843	32,685
	Viscofan SA	528,815	30,569
	Mapfre SA	13,594,950	28,260
	Acerinox SA	2,677,473	26,086
	Inmobiliaria Colonial Socimi SA	4,429,292	24,850
	Indra Sistemas SA	1,685,616	23,668
	Cia de Distribucion Integral Logista Holdings SA	877,036	21,536
	Corp. ACCIONA Energias Renovables SA	772,280	20,919
	Vidrala SA	254,731	18,933
	Applus Services SA	1,779,812	18,752
[3]	Unicaja Banco SA	16,948,430	17,659
	CIE Automotive SA	670,493	17,095
	Ebro Foods SA	972,821	16,561
*	Solaria Energia y Medio Ambiente SA	1,100,892	16,514
	Sacyr SA	5,409,196	15,620
	Laboratorios Farmaceuticos Rovi SA	291,987	15,615
	Faes Farma SA	4,062,008	12,759
	Almirall SA	1,169,408	10,647
	Construcciones y Auxiliar de Ferrocarriles SA	320,286	9,567
*	Melia Hotels International SA	1,440,731	8,016
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,612,654	7,424
[1]	Fomento de Construcciones y Contratas SA	584,054	7,410
[3]	Gestamp Automocion SA	1,990,603	7,325
	Pharma Mar SA	177,423	6,050
	Lar Espana Real Estate Socimi SA	919,066	5,336
[3]	Global Dominion Access SA	1,561,836	5,081
[1]	Ence Energia y Celulosa SA	1,695,623	5,072
*,1	Tecnicas Reunidas SA	572,079	5,045
	Prosegur Cia de Seguridad SA	3,150,730	4,711
[3]	Neinor Homes SA	413,318	4,262
	Atresmedia Corp. de Medios de Comunicacion SA	1,070,114	4,010
[3]	Prosegur Cash SA	5,813,016	3,165
*	Distribuidora Internacional de Alimentacion SA	188,632,344	2,439
*,1	NH Hotel Group SA	233,710	956
	Banco Santander SA (XMEX)	4	—
			5,593,216
Sweden (2.0%)
	Atlas Copco AB Class A	34,568,919	447,634
	Volvo AB Class B	21,802,913	432,029
	Investor AB Class B	22,238,344	408,232
	Assa Abloy AB Class B	13,205,397	281,474
	Sandvik AB	14,615,889	248,953
	Skandinaviska Enskilda Banken AB Class A	22,136,720	247,035
	Hexagon AB Class B	28,675,654	233,696
	Atlas Copco AB Class B	20,164,009	226,507
	Swedbank AB Class A	13,665,291	224,429
[3]	Evolution AB	2,490,940	221,956
	Essity AB Class B	8,273,451	188,650
	Telefonaktiebolaget LM Ericsson Class B	39,861,357	178,568
	Svenska Handelsbanken AB Class A	20,161,235	171,889
	Epiroc AB Class A	8,630,324	142,182
	Alfa Laval AB	4,206,179	136,309
		Shares	Market Value• ($000)
	H & M Hennes & Mauritz AB Class B	8,943,797	120,157
	Nibe Industrier AB Class B	19,746,701	113,728
	Svenska Cellulosa AB SCA Class B	8,060,294	110,599
	Investor AB Class A	6,059,008	110,282
	EQT AB	5,694,674	104,041
	Boliden AB	3,717,242	95,285
	SKF AB Class B	5,232,093	84,825
	Trelleborg AB Class B	3,031,535	76,665
	Skanska AB Class B	4,874,469	73,185
	Telia Co. AB	33,481,975	70,980
	Epiroc AB Class B	4,936,219	68,541
	Indutrade AB	3,827,115	67,829
	Saab AB Class B	1,248,939	64,160
	Industrivarden AB Class C	2,416,040	62,308
	Lifco AB Class B	3,102,366	56,767
	Castellum AB	5,846,582	56,032
	Getinge AB Class B	3,030,940	54,566
	Tele2 AB Class B	7,461,662	52,990
	Securitas AB Class B	6,602,455	52,888
*	Swedish Orphan Biovitrum AB	2,460,534	50,619
[1]	Beijer Ref AB Class B	5,059,687	48,099
	SSAB AB Class B	8,288,786	48,088
	AAK AB	2,374,736	45,161
	AddTech AB Class B	3,040,627	44,698
	Sagax AB Class B	2,367,451	42,858
	Holmen AB Class B	1,113,637	42,028
	L E Lundbergforetagen AB Class B	1,026,031	41,903
*	Fastighets AB Balder Class B	8,485,807	36,054
	Husqvarna AB Class B	5,557,137	36,009
	Industrivarden AB Class A	1,339,761	34,667
	Investment AB Latour Class B	1,968,948	34,099
	Nordnet AB publ	2,321,537	32,870
	Axfood AB	1,467,850	32,455
[3]	Thule Group AB	1,411,724	32,133
	Elekta AB Class B	4,690,823	31,953
	Hexpol AB	3,414,847	30,307
	Volvo AB Class A	1,489,606	29,866
[1]	Avanza Bank Holding AB	1,699,076	28,723
*	Kinnevik AB Class B	3,299,062	28,209
	Billerud Aktiebolag	2,902,550	26,966
[3]	Dometic Group AB	4,354,355	26,870
	Fortnox AB	6,720,603	26,640
[1]	Fabege AB	3,422,838	25,538
	Sweco AB Class B	2,739,629	25,260
	Loomis AB Class B	971,921	25,248
*	Volvo Car AB Class B	7,285,203	25,127
*	Electrolux AB Class B	2,938,000	24,724
	Lagercrantz Group AB Class B	2,566,923	23,432
	SSAB AB Class A	3,879,905	23,243
	Wihlborgs Fastigheter AB	3,521,395	22,826
*	Sectra AB Class B	2,037,242	22,034
	Mycronic AB	895,020	19,607
	Hemnet Group AB	1,059,067	18,395
	Vitec Software Group AB Class B	460,882	18,394
[3]	Munters Group AB	1,442,265	17,608
*,1	Embracer Group AB Class B	10,568,387	17,207
[3]	Bravida Holding AB	2,657,566	16,628
*	Betsson AB Class B	1,578,180	15,883
	Alleima AB	2,557,688	15,569
	Hufvudstaden AB Class A	1,427,098	15,215
	Wallenstam AB Class B	4,432,469	14,992
	Catena AB	435,823	14,437
	Bure Equity AB	721,580	14,427
	AFRY AB	1,346,342	14,146
	Lindab International AB	914,649	14,094
	Granges AB	1,461,352	14,070
*,1,3	Sinch AB	8,307,007	13,164

Total International Stock Index Fund
		Shares	Market Value• ($000)
	HMS Networks AB	387,250	12,845
	Electrolux Professional AB Class B	2,926,038	11,838
	Vitrolife AB	902,625	11,768
*	Modern Times Group MTG AB Class B	1,453,266	11,666
	Nyfosa AB	2,404,497	11,636
	Pandox AB Class B	1,174,217	11,558
	NCC AB Class B	1,105,743	11,328
	Storskogen Group AB Class B	18,723,880	11,094
	Nolato AB Class B	2,420,457	10,706
	Peab AB Class B	2,646,760	9,866
	Arjo AB Class B	2,922,536	9,774
	Beijer Alma AB	612,065	9,739
	Addnode Group AB Class B	1,543,957	9,624
	Bufab AB	396,578	9,428
	AddLife AB Class B	1,441,550	9,417
	Medicover AB Class B	830,468	9,369
	JM AB	874,692	9,334
*,1,3	BioArctic AB Class B	453,678	9,167
	Atrium Ljungberg AB Class B	586,043	9,012
	Bilia AB Class A	948,753	8,816
	Instalco AB	3,138,606	8,786
*,1	OX2 AB Class B	1,988,436	8,041
*	Camurus AB	264,309	7,922
*	Sdiptech AB Class B	400,802	7,879
	Biotage AB	762,320	7,787
	Cibus Nordic Real Estate AB publ	784,071	7,358
	MIPS AB	296,180	7,304
	Ratos AB Class B	2,551,869	7,109
	Troax Group AB	432,930	6,939
	INVISIO AB	428,052	6,452
[1]	Hexatronic Group AB	2,674,973	6,247
	Dios Fastigheter AB	1,145,784	6,203
*	Stillfront Group AB	5,914,645	6,123
	Corem Property Group AB Class B	9,414,176	6,077
*,1,3	Scandic Hotels Group AB	1,748,933	5,895
[1]	Intrum AB	1,088,914	5,593
*,1	Truecaller AB Class B	2,297,184	5,559
	Clas Ohlson AB Class B	517,130	5,432
*,1,3	Boozt AB	774,750	5,418
	Systemair AB	900,308	4,945
[1]	Svenska Handelsbanken AB Class B	471,471	4,864
	SkiStar AB	507,181	4,825
	Fagerhult Group AB	931,296	4,711
	Cloetta AB Class B	2,904,195	4,658
	NP3 Fastigheter AB	346,721	4,633
	Sagax AB	2,026,621	4,563
	MEKO AB	562,953	4,533
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	15,190,291	4,418
	Investment AB Oresund	471,441	4,209
*,3	Attendo AB	1,300,343	4,118
	Platzer Fastigheter Holding AB Class B	733,324	3,851
*	Norion Bank AB	1,124,405	3,634
[3]	Resurs Holding AB	1,725,647	3,367
	Skandinaviska Enskilda Banken AB Class C	247,623	2,848
*,1	Viaplay Group AB Class B	1,042,842	2,236
	Volati AB	249,109	1,873
	Telefonaktiebolaget LM Ericsson Class A	300,505	1,406
[1]	Samhallsbyggnadsbolaget i Norden AB	1,377,954	431
[1]	NCC AB Class A	33,477	341
*	Bonava AB	22,623	36
*,2	OW Bunker A/S	129,331	—
			6,994,523
Switzerland (5.6%)
	Nestle SA (Registered)	36,252,191	3,909,392
	Novartis AG (Registered)	28,082,213	2,629,045
	Roche Holding AG	9,398,941	2,422,198
		Shares	Market Value• ($000)
	Zurich Insurance Group AG	2,011,973	955,672
	UBS Group AG (Registered)	38,655,140	908,258
	Cie Financiere Richemont SA (Registered) Class A	6,956,191	820,660
	ABB Ltd. (Registered)	20,292,345	681,776
	Alcon Inc.	6,677,147	477,925
	Sika AG (Registered)	1,818,408	435,162
	Swiss Re AG	3,916,037	427,877
	Givaudan SA (Registered)	107,807	358,838
	Lonza Group AG (Registered)	1,006,387	352,441
	Holcim AG	5,314,245	328,568
	Partners Group Holding AG	298,941	316,538
	Swiss Life Holding AG (Registered)	449,682	288,822
	Geberit AG (Registered)	450,677	209,841
	Swisscom AG (Registered)	345,598	207,078
	Kuehne + Nagel International AG (Registered)	684,866	184,683
	Straumann Holding AG (Registered)	1,448,126	171,146
	Logitech International SA (Registered)	2,134,044	167,973
	Julius Baer Group Ltd.	2,776,892	164,563
	Sonova Holding AG (Registered)	687,477	162,941
	SGS SA (Registered)	1,965,689	160,539
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,392	151,636
	Chocoladefabriken Lindt & Spruengli AG	13,344	147,734
*	Sandoz Group AG	5,576,824	144,992
[3]	VAT Group AG	348,746	123,672
	Schindler Holding AG	549,389	111,154
	Swatch Group AG	422,006	108,023
	Roche Holding AG (Bearer)	395,410	107,754
	SIG Group AG	4,471,848	98,589
	Swiss Prime Site AG (Registered)	1,036,772	96,366
	Baloise Holding AG (Registered)	613,079	88,029
	Holcim AG (XPAR)	1,401,544	86,405
	Adecco Group AG (Registered)	2,165,317	81,943
	PSP Swiss Property AG (Registered)	618,088	76,049
	Barry Callebaut AG (Registered)	48,569	73,640
	EMS-Chemie Holding AG (Registered)	96,886	66,276
	Helvetia Holding AG (Registered)	474,781	63,827
	Temenos AG (Registered)	821,923	59,216
	Georg Fischer AG (Registered)	1,117,098	57,968
	Belimo Holding AG (Registered)	126,061	53,074
	Schindler Holding AG (Registered)	262,365	51,146
[3]	Galenica AG	666,803	50,376
	Tecan Group AG (Registered)	173,914	50,053
*	Dufry AG (Registered)	1,403,854	49,211
	Flughafen Zurich AG (Registered)	259,143	48,424
	Siegfried Holding AG (Registered)	55,483	43,999
	Banque Cantonale Vaudoise (Registered)	386,741	43,715
	Clariant AG (Registered)	3,074,526	43,683
	BKW AG	245,103	41,204
	Allreal Holding AG (Registered)	204,516	32,818
	Softwareone Holding AG	1,654,492	32,598
	Bucher Industries AG (Registered)	89,921	32,099
	Accelleron Industries AG	1,281,799	31,659
	Bachem Holding AG	424,811	30,860
	DKSH Holding AG	493,071	30,194
	Inficon Holding AG (Registered)	26,381	28,554
	Cembra Money Bank AG	401,250	27,666
	Swatch Group AG (Registered)	543,984	26,346
	Mobimo Holding AG (Registered)	94,589	26,127
	Emmi AG (Registered)	27,448	25,917
	Stadler Rail AG	728,174	24,637
	SFS Group AG	238,244	23,835
*	Aryzta AG	12,881,165	23,609
	Swissquote Group Holding SA (Registered)	119,460	22,945
	Landis+Gyr Group AG	296,160	21,973
	Valiant Holding AG (Registered)	201,359	21,954

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Burckhardt Compression Holding AG	43,103	21,850
	Vontobel Holding AG (Registered)	357,344	20,904
	Comet Holding AG (Registered)	102,878	20,235
	Sulzer AG (Registered)	241,334	19,918
	Interroll Holding AG (Registered)	7,404	19,520
	dormakaba Holding AG	41,665	19,045
	St. Galler Kantonalbank AG (Registered)	34,531	18,747
	Daetwyler Holding AG	100,385	17,762
	VZ Holding AG	179,147	17,620
	Huber + Suhner AG (Registered)	239,396	16,394
	Kardex Holding AG (Registered)	76,901	14,868
	Forbo Holding AG (Registered)	12,707	14,014
*,1	Meyer Burger Technology AG	49,099,139	13,154
	Ypsomed Holding AG (Registered)	47,225	13,015
	EFG International AG	1,045,518	12,564
	Komax Holding AG (Registered)	61,680	12,245
	LEM Holding SA (Registered)	6,008	12,165
*,1	ams-OSRAM AG	3,385,900	12,082
	SKAN Group AG	142,217	10,733
	OC Oerlikon Corp. AG (Registered)	2,632,762	10,488
*,3	Sensirion Holding AG	130,013	9,735
	ALSO Holding AG (Registered)	36,707	9,364
	Intershop Holding AG	13,772	9,138
[3]	Medacta Group SA	77,362	8,883
	u-blox Holding AG	91,697	8,674
	Bystronic AG	16,263	7,773
	Vetropack Holding AG (Registered) Class A	186,835	7,325
	Zehnder Group AG	136,318	7,065
	Bossard Holding AG (Registered) Class A	34,216	7,063
[3]	Medmix AG	338,000	7,026
	Bell Food Group AG (Registered)	23,560	7,019
*	Basilea Pharmaceutica AG (Registered)	168,335	6,552
	Schweiter Technologies AG	11,522	6,450
	PIERER Mobility AG	111,196	6,366
	Implenia AG (Registered)	203,836	6,340
	Leonteq AG	140,656	6,060
	Hiag Immobilien Holding AG	68,892	5,926
*	Autoneum Holding AG	50,542	5,738
	Arbonia AG	647,154	5,544
*,1,3	Medartis Holding AG	60,901	4,847
[1]	COSMO Pharmaceuticals NV	126,040	4,792
*,1	DocMorris AG	111,682	4,644
	VP Bank AG Class A	44,871	4,066
*,1,3	PolyPeptide Group AG	195,333	3,668
*,3	Montana Aerospace AG	278,368	3,349
	Rieter Holding AG (Registered)	38,731	3,289
*,1	Idorsia Ltd.	1,627,551	3,095
	APG SGA SA	12,044	2,241
	Investis Holding SA	21,448	2,223
			19,915,463
Taiwan (4.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	325,929,748	5,323,254
	MediaTek Inc.	20,197,239	527,135
	Hon Hai Precision Industry Co. Ltd.	161,933,135	483,324
	Delta Electronics Inc.	29,320,649	264,234
[1]	United Microelectronics Corp.	152,634,905	219,506
[1]	Quanta Computer Inc.	36,086,648	213,067
	Fubon Financial Holding Co. Ltd.	105,102,248	195,448
	CTBC Financial Holding Co. Ltd.	247,570,922	186,446
	Chunghwa Telecom Co. Ltd.	48,663,198	174,046
	Mega Financial Holding Co. Ltd.	152,830,658	173,422
	Cathay Financial Holding Co. Ltd.	124,953,646	169,568
	ASE Technology Holding Co. Ltd.	46,382,461	162,384
	E.Sun Financial Holding Co. Ltd.	202,431,408	149,159
	Nan Ya Plastics Corp.	76,742,133	146,832
	Uni-President Enterprises Corp.	65,159,979	136,702
	China Steel Corp.	167,674,247	125,094
		Shares	Market Value• ($000)
	Yuanta Financial Holding Co. Ltd.	165,093,853	124,038
	Formosa Plastics Corp.	50,712,724	120,604
	First Financial Holding Co. Ltd.	146,089,806	116,893
	Taiwan Cooperative Financial Holding Co. Ltd.	144,484,648	112,202
	Accton Technology Corp.	7,223,436	111,922
[1]	Novatek Microelectronics Corp.	7,770,121	109,427
[1]	Wistron Corp.	38,731,524	108,003
	Chailease Holding Co. Ltd.	19,068,210	103,436
	Asustek Computer Inc.	9,558,511	100,222
	Lite-On Technology Corp.	29,005,809	90,310
[1]	Largan Precision Co. Ltd.	1,382,346	88,535
	Formosa Chemicals & Fibre Corp.	46,583,437	87,646
	Hua Nan Financial Holdings Co. Ltd.	138,792,714	87,040
	Yageo Corp.	5,306,998	86,523
	SinoPac Financial Holdings Co. Ltd.	156,812,471	86,485
	Taishin Financial Holding Co. Ltd.	161,768,590	86,282
[1]	Taiwan Cement Corp.	85,014,758	84,710
	Hotai Motor Co. Ltd.	4,428,817	82,638
[1]	Realtek Semiconductor Corp.	6,464,988	80,572
[1]	Unimicron Technology Corp.	17,648,661	78,712
	Alchip Technologies Ltd.	944,520	77,466
*	China Development Financial Holding Corp.	214,066,115	74,829
	Airtac International Group	2,127,008	69,931
	Taiwan Mobile Co. Ltd.	23,562,541	69,634
	Shanghai Commercial & Savings Bank Ltd.	50,976,048	67,543
	Pegatron Corp.	27,878,541	65,058
	Advantech Co. Ltd.	6,209,803	63,773
[1]	E Ink Holdings Inc.	12,061,378	62,757
	President Chain Store Corp.	7,634,379	60,727
	eMemory Technology Inc.	942,253	59,034
[1]	Wiwynn Corp.	1,177,000	55,770
[1]	Global Unichip Corp.	1,183,525	52,895
	Inventec Corp.	41,037,836	51,411
	Far EasTone Telecommunications Co. Ltd.	21,761,902	50,976
	Catcher Technology Co. Ltd.	8,872,062	49,771
	Chang Hwa Commercial Bank Ltd.	93,324,944	49,442
	Far Eastern New Century Corp.	53,870,493	49,082
*	Shin Kong Financial Holding Co. Ltd.	182,549,405	49,042
	Compal Electronics Inc.	55,626,652	48,386
	Micro-Star International Co. Ltd.	9,287,460	47,546
	Formosa Petrochemical Corp.	18,605,003	45,453
[1]	Gigabyte Technology Co. Ltd.	6,633,160	45,065
	Elite Material Co. Ltd.	3,991,298	44,535
	WPG Holdings Ltd.	20,109,420	44,499
	Eclat Textile Co. Ltd.	2,695,128	42,896
	Globalwafers Co. Ltd.	2,869,436	42,180
	Asia Cement Corp.	33,668,955	41,577
[1]	Acer Inc.	38,599,771	40,796
	Silergy Corp.	4,434,644	39,636
	Synnex Technology International Corp.	18,536,184	39,339
	Teco Electric & Machinery Co. Ltd.	26,399,034	37,680
	Feng TAY Enterprise Co. Ltd.	6,736,817	37,199
	Sino-American Silicon Products Inc.	7,217,540	36,538
	Chroma ATE Inc.	5,389,121	36,418
	Walsin Lihwa Corp.	33,961,022	36,144
	King Yuan Electronics Co. Ltd.	15,046,721	35,649
	Voltronic Power Technology Corp.	885,425	35,509
	AUO Corp.	72,272,699	34,983
	Cheng Shin Rubber Industry Co. Ltd.	25,108,063	34,311
	Tripod Technology Corp.	6,691,270	34,257
	Asia Vital Components Co. Ltd.	3,862,998	34,134
*	Tatung Co. Ltd.	30,046,778	33,300
[1]	Powerchip Semiconductor Manufacturing Corp.	40,251,000	33,111
	ASPEED Technology Inc.	411,660	32,899
	Pou Chen Corp.	36,454,366	32,494
	Chicony Electronics Co. Ltd.	8,430,280	32,454

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	PharmaEssentia Corp.	3,228,000	32,124
	Phison Electronics Corp.	2,218,894	32,026
	Makalot Industrial Co. Ltd.	2,788,187	31,207
[1]	Yang Ming Marine Transport Corp.	23,844,962	31,079
[1]	Parade Technologies Ltd.	946,732	31,040
	Winbond Electronics Corp.	40,021,469	31,014
[1]	Evergreen Marine Corp. Taiwan Ltd.	9,242,711	30,758
	Powertech Technology Inc.	9,369,231	30,439
	Lien Hwa Industrial Holdings Corp.	15,580,152	29,812
	TA Chen Stainless Pipe	25,825,994	29,569
	Taiwan Business Bank	74,784,580	29,485
	Eva Airways Corp.	34,285,943	29,075
	Ruentex Development Co. Ltd.	28,892,196	28,975
[1]	Oneness Biotech Co. Ltd.	4,662,492	28,255
	Faraday Technology Corp.	2,886,786	27,217
[1]	Vanguard International Semiconductor Corp.	12,286,461	26,683
	Zhen Ding Technology Holding Ltd.	8,657,214	26,175
	Taiwan High Speed Rail Corp.	28,715,487	26,072
	Lotes Co. Ltd.	1,003,173	25,617
	International Games System Co. Ltd.	1,326,526	25,569
[1]	Win Semiconductors Corp.	5,510,163	24,697
	Foxconn Technology Co. Ltd.	15,164,233	24,604
	Highwealth Construction Corp.	19,520,544	24,527
	Sinbon Electronics Co. Ltd.	2,860,391	24,494
	Simplo Technology Co. Ltd.	2,368,139	24,398
	Qisda Corp.	18,460,660	24,233
	Compeq Manufacturing Co. Ltd.	14,790,494	24,184
	Hiwin Technologies Corp.	3,937,687	23,863
[1]	China Airlines Ltd.	38,916,442	23,329
	Radiant Opto-Electronics Corp.	5,980,517	22,923
[1]	Gold Circuit Electronics Ltd.	4,182,846	22,888
	Jentech Precision Industrial Co. Ltd.	1,276,802	22,769
	Innolux Corp.	60,047,183	22,636
	Taichung Commercial Bank Co. Ltd.	49,438,316	22,440
[1]	Nanya Technology Corp.	11,066,186	22,185
	ASMedia Technology Inc.	526,775	21,559
[1]	Giant Manufacturing Co. Ltd.	4,259,931	21,541
	Walsin Technology Corp.	6,596,615	21,371
	WT Microelectronics Co. Ltd.	5,655,486	20,747
[1]	Macronix International Co. Ltd.	24,387,546	20,379
	Ruentex Industries Ltd.	11,213,322	19,848
[1]	AP Memory Technology Corp.	1,780,146	19,782
	Yulon Finance Corp.	3,511,728	19,453
	Taiwan Fertilizer Co. Ltd.	10,303,225	18,878
[1]	King Slide Works Co. Ltd.	856,930	18,703
	Yulon Motor Co. Ltd.	7,949,958	18,258
	Wan Hai Lines Ltd.	12,545,274	17,930
[1]	Via Technologies Inc.	4,789,909	17,734
	Chipbond Technology Corp.	8,374,255	17,590
	Elan Microelectronics Corp.	3,890,344	17,342
	Merida Industry Co. Ltd.	3,307,004	16,944
	Sanyang Motor Co. Ltd.	8,201,689	16,906
[1]	Jinan Acetate Chemical Co. Ltd.	561,397	16,879
	Tung Ho Steel Enterprise Corp.	8,401,069	16,864
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,765,593	16,648
	Nien Made Enterprise Co. Ltd.	1,873,202	16,573
	Poya International Co. Ltd.	1,072,156	16,482
[1]	YFY Inc.	17,642,047	16,245
*,1	China Petrochemical Development Corp.	51,616,204	16,185
[1]	Bizlink Holding Inc.	2,070,425	16,134
	Wistron NeWeb Corp.	4,058,164	16,032
	United Integrated Services Co. Ltd.	2,081,603	15,455
*	IBF Financial Holdings Co. Ltd.	42,839,809	15,205
	Great Wall Enterprise Co. Ltd.	9,440,455	14,821
	Tong Yang Industry Co. Ltd.	6,485,142	14,712
	King's Town Bank Co. Ltd.	12,705,696	14,571
		Shares	Market Value• ($000)
	Bora Pharmaceuticals Co. Ltd.	720,891	14,440
[1]	Mitac Holdings Corp.	12,334,570	14,045
[1]	Lotus Pharmaceutical Co. Ltd.	1,789,189	13,963
[1]	momo.com Inc.	837,269	13,804
*,1	HTC Corp.	9,970,079	13,650
	Taiwan Secom Co. Ltd.	3,740,339	13,623
[1]	Nan Ya Printed Circuit Board Corp.	1,846,556	13,554
[1]	Genius Electronic Optical Co. Ltd.	1,146,565	13,536
	Run Long Construction Co. Ltd.	4,554,000	13,192
[1]	Silicon Integrated Systems Corp.	8,428,821	13,047
	Ardentec Corp.	6,452,391	12,986
*	Taiwan Glass Industry Corp.	22,487,615	12,689
*	Ennostar Inc.	9,582,740	12,229
	Topco Scientific Co. Ltd.	2,285,440	11,941
	Capital Securities Corp.	26,895,508	11,855
[1]	Sitronix Technology Corp.	1,340,567	11,850
	CTCI Corp.	9,697,642	11,806
	AUO Corp. ADR	2,464,491	11,682
	Goldsun Building Materials Co. Ltd.	14,983,982	11,659
	Coretronic Corp.	5,131,212	11,593
	Far Eastern International Bank	32,405,696	11,514
	Visual Photonics Epitaxy Co. Ltd.	2,506,609	11,430
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,670,133	11,402
	Sercomm Corp.	3,253,250	11,351
	Taiwan Surface Mounting Technology Corp.	4,013,113	11,341
	Shihlin Electric & Engineering Corp.	3,836,293	11,255
	TXC Corp.	3,763,090	11,160
	Supreme Electronics Co. Ltd.	6,487,396	11,144
	Cheng Loong Corp.	12,722,761	11,115
	Arcadyan Technology Corp.	2,324,082	11,098
[1]	Taiwan Union Technology Corp.	3,341,239	11,028
	Eternal Materials Co. Ltd.	12,807,185	11,004
[1]	Fortune Electric Co. Ltd.	1,580,000	10,988
	Fitipower Integrated Technology Inc.	1,325,121	10,969
	Getac Holdings Corp.	4,853,752	10,884
	Chunghwa Telecom Co. Ltd. ADR	304,318	10,843
[1]	Kinsus Interconnect Technology Corp.	3,659,758	10,775
	Sigurd Microelectronics Corp.	5,850,585	10,742
[1]	Microbio Co. Ltd.	6,775,937	10,733
	FLEXium Interconnect Inc.	4,135,334	10,666
	Formosa Taffeta Co. Ltd.	13,520,498	10,516
	ADATA Technology Co. Ltd.	3,475,958	10,494
	ChipMOS Technologies Inc.	8,240,348	10,444
*	HannStar Display Corp.	30,461,793	10,437
[1]	Tong Hsing Electronic Industries Ltd.	2,514,494	10,437
	Century Iron & Steel Industrial Co. Ltd.	2,197,000	10,227
	Fusheng Precision Co. Ltd.	1,622,000	10,141
*	Nan Kang Rubber Tire Co. Ltd.	8,895,745	10,048
	Feng Hsin Steel Co. Ltd.	5,121,000	9,943
*,1	Polaris Group	4,390,000	9,936
	Far Eastern Department Stores Ltd.	13,433,887	9,935
	Charoen Pokphand Enterprise	3,518,374	9,837
[1]	United Microelectronics Corp. ADR	1,378,570	9,815
	Hotai Finance Co. Ltd.	2,499,200	9,609
	Primax Electronics Ltd.	4,495,882	9,602
	Pan Jit International Inc.	5,158,398	9,545
[1]	Raydium Semiconductor Corp.	859,000	9,541
[1]	Wafer Works Corp.	7,052,312	9,516
	China Motor Corp.	3,482,222	9,336
*,1	EirGenix Inc.	2,830,277	9,319
[1]	Dynamic Holding Co. Ltd.	3,810,365	9,199
	Shinkong Synthetic Fibers Corp.	19,535,312	9,078
[1]	Episil Technologies Inc.	4,212,233	8,915
	Chicony Power Technology Co. Ltd.	2,571,000	8,901
[1]	Elite Semiconductor Microelectronics Technology Inc.	3,389,717	8,829
[1]	AcBel Polytech Inc.	7,485,328	8,828

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Huaku Development Co. Ltd.	3,121,856	8,819
[1]	Wisdom Marine Lines Co. Ltd.	6,774,487	8,747
[1]	Nuvoton Technology Corp.	2,206,000	8,705
	L&K Engineering Co. Ltd.	2,205,623	8,691
	Transcend Information Inc.	3,829,325	8,685
[1]	VisEra Technologies Co. Ltd.	1,360,000	8,634
[1]	Orient Semiconductor Electronics Ltd.	6,618,208	8,518
[1]	Gudeng Precision Industrial Co. Ltd.	812,054	8,455
[1]	Great Tree Pharmacy Co. Ltd.	801,833	8,403
	Ta Ya Electric Wire & Cable	8,444,837	8,385
	ITE Technology Inc.	1,662,399	8,381
	China Steel Chemical Corp.	2,273,245	8,360
	Yieh Phui Enterprise Co. Ltd.	17,441,484	8,327
[1]	AURAS Technology Co. Ltd.	938,000	8,299
	Kinik Co.	1,616,479	8,147
[1]	United Renewable Energy Co. Ltd.	17,505,408	8,064
	Gloria Material Technology Corp.	5,780,126	7,978
	Center Laboratories Inc.	5,645,352	7,969
[1]	U-Ming Marine Transport Corp.	5,775,610	7,915
	Kenda Rubber Industrial Co. Ltd.	8,718,236	7,859
	Kinpo Electronics	18,232,193	7,854
	Acter Group Corp. Ltd.	1,409,168	7,828
	Innodisk Corp.	844,879	7,804
	Everlight Electronics Co. Ltd.	5,681,687	7,785
	Nan Pao Resins Chemical Co. Ltd.	1,266,000	7,783
	XinTec Inc.	2,165,714	7,767
[1]	Taiwan Semiconductor Co. Ltd.	3,208,342	7,756
[1]	Chung Hung Steel Corp.	11,605,000	7,730
	Ennoconn Corp.	996,996	7,696
	O-Bank Co. Ltd.	26,495,547	7,633
	M31 Technology Corp.	280,057	7,587
	Solar Applied Materials Technology Corp.	6,249,689	7,541
	TCI Co. Ltd.	1,402,788	7,499
	Depo Auto Parts Ind Co. Ltd.	1,846,025	7,432
	Hannstar Board Corp.	4,302,657	7,428
	Greatek Electronics Inc.	4,086,961	7,354
	Merry Electronics Co. Ltd.	2,675,063	7,333
[1]	Taiwan-Asia Semiconductor Corp.	5,286,266	7,333
	Taiwan Cogeneration Corp.	5,971,810	7,294
	Grape King Bio Ltd.	1,571,683	7,183
	TTY Biopharm Co. Ltd.	2,763,457	7,150
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	2,632,000	7,107
	USI Corp.	11,903,641	7,085
	Standard Foods Corp.	6,061,849	7,063
[1]	Pegavision Corp.	614,542	7,055
	Global Mixed Mode Technology Inc.	904,342	6,960
[1]	Kaori Heat Treatment Co. Ltd.	1,062,344	6,910
*	Phihong Technology Co. Ltd.	4,237,768	6,905
	Wah Lee Industrial Corp.	2,365,768	6,894
	Zyxel Group Corp.	4,053,952	6,858
	Wowprime Corp.	925,593	6,838
	International CSRC Investment Holdings Co.	11,535,159	6,802
[1]	Allied Supreme Corp.	705,000	6,802
*	Advanced Wireless Semiconductor Co.	1,950,030	6,790
*	TaiMed Biologics Inc.	2,549,087	6,790
	Foxsemicon Integrated Technology Inc.	1,200,131	6,777
	BES Engineering Corp.	18,702,754	6,756
	SDI Corp.	2,164,876	6,754
	Universal Vision Biotechnology Co. Ltd.	734,580	6,750
[1]	FocalTech Systems Co. Ltd.	2,696,403	6,735
	Tainan Spinning Co. Ltd.	15,188,940	6,660
	Cheng Uei Precision Industry Co. Ltd.	5,559,595	6,607
*	Medigen Vaccine Biologics Corp.	3,077,336	6,606
	TSRC Corp.	9,328,009	6,599
	Pixart Imaging Inc.	1,631,804	6,487
[1]	ITEQ Corp.	2,744,177	6,458
		Shares	Market Value• ($000)
	Evergreen International Storage & Transport Corp.	6,983,793	6,448
	EVERGREEN Steel Corp.	2,953,000	6,433
	Farglory Land Development Co. Ltd.	3,476,158	6,407
	Sporton International Inc.	960,138	6,338
	President Securities Corp.	11,709,690	6,301
	MPI Corp.	1,072,000	6,283
[1]	Advanced Energy Solution Holding Co. Ltd.	327,450	6,235
	Systex Corp.	1,988,140	6,159
[1]	Fulgent Sun International Holding Co. Ltd.	1,531,744	6,086
[1]	Andes Technology Corp.	506,000	6,055
[1]	Hota Industrial Manufacturing Co. Ltd.	3,152,801	6,034
	Taiwan Paiho Ltd.	3,352,592	5,947
	Shin Zu Shing Co. Ltd.	2,043,166	5,842
[1]	Channel Well Technology Co. Ltd.	2,290,000	5,790
[1]	Grand Pacific Petrochemical	11,818,283	5,771
	Global Brands Manufacture Ltd.	3,011,799	5,745
	UPC Technology Corp.	12,467,277	5,690
[1]	TSEC Corp.	6,470,803	5,690
	Cleanaway Co. Ltd.	1,062,359	5,676
	Shinkong Insurance Co. Ltd.	2,738,000	5,638
[1]	Waffer Technology Corp.	1,666,500	5,597
	Shiny Chemical Industrial Co. Ltd.	1,436,250	5,575
[1]	Taiwan Mask Corp.	2,634,000	5,557
	Oriental Union Chemical Corp.	9,872,474	5,556
	Pan-International Industrial Corp.	5,234,613	5,508
	Asia Optical Co. Inc.	2,939,519	5,505
	Sinon Corp.	4,851,000	5,475
	Sunplus Technology Co. Ltd.	5,845,752	5,455
	Formosa International Hotels Corp.	867,756	5,419
	Kindom Development Co. Ltd.	5,070,850	5,344
	Chong Hong Construction Co. Ltd.	2,392,790	5,332
[1]	ZillTek Technology Corp.	464,000	5,321
*	Taiwan TEA Corp.	8,676,399	5,310
	Nichidenbo Corp.	3,091,000	5,308
[1]	UPI Semiconductor Corp.	711,000	5,308
*	OBI Pharma Inc.	2,126,690	5,296
	Holy Stone Enterprise Co. Ltd.	1,802,982	5,286
	Continental Holdings Corp.	6,261,000	5,198
	Longchen Paper & Packaging Co. Ltd.	12,096,091	5,177
[1]	Co-Tech Development Corp.	2,844,000	5,145
	Chin-Poon Industrial Co. Ltd.	4,752,799	5,113
	Taiwan Sakura Corp.	2,593,006	5,088
	Nantex Industry Co. Ltd.	4,778,409	5,079
	Ambassador Hotel	3,478,000	5,079
	Chang Wah Electromaterials Inc.	5,434,000	5,067
	Hsin Kuang Steel Co. Ltd.	3,491,403	5,032
	Synmosa Biopharma Corp.	4,240,552	4,914
[1]	WinWay Technology Co. Ltd.	247,387	4,893
	Cub Elecparts Inc.	1,205,100	4,891
	Ton Yi Industrial Corp.	10,059,324	4,881
	Brighton-Best International Taiwan Inc.	4,724,367	4,855
	Unitech Printed Circuit Board Corp.	8,461,218	4,849
	Chang Wah Technology Co. Ltd.	4,694,000	4,690
	Prince Housing & Development Corp.	14,266,870	4,688
	Test Research Inc.	2,524,878	4,687
*	CMC Magnetics Corp.	13,545,253	4,685
[1]	Hu Lane Associate Inc.	1,086,482	4,650
*	Adimmune Corp.	4,704,575	4,625
	Thinking Electronic Industrial Co. Ltd.	1,087,000	4,597
	TPK Holding Co. Ltd.	4,615,313	4,575
	Evergreen Aviation Technologies Corp.	1,571,000	4,559
	Dynapack International Technology Corp.	1,876,479	4,545
*	Mercuries Life Insurance Co. Ltd.	29,086,843	4,530
[1]	General Interface Solution Holding Ltd.	2,621,276	4,520
	Topkey Corp.	904,000	4,501
	Advanced Ceramic X Corp.	682,971	4,497

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Marketech International Corp.	1,083,000	4,445
	Taiwan PCB Techvest Co. Ltd.	3,381,549	4,429
	ASROCK Inc.	790,000	4,422
	Etron Technology Inc.	3,491,385	4,419
*,1	CSBC Corp. Taiwan	6,987,860	4,362
	Gemtek Technology Corp.	4,297,668	4,340
[1]	Quanta Storage Inc.	2,042,136	4,333
	Sensortek Technology Corp.	330,000	4,288
[1]	Chenbro Micom Co. Ltd.	760,000	4,262
*	Asia Pacific Telecom Co. Ltd.	20,266,002	4,248
	Chief Telecom Inc.	426,800	4,241
	Chlitina Holding Ltd.	703,977	4,239
	Actron Technology Corp.	825,577	4,152
[1]	D-Link Corp.	7,312,584	4,151
[1]	Weltrend Semiconductor	2,080,182	4,148
	Formosa Sumco Technology Corp.	849,000	4,092
	YC INOX Co. Ltd.	4,978,055	4,034
	Xxentria Technology Materials Corp.	1,835,288	4,029
	Soft-World International Corp.	1,363,372	4,019
	China General Plastics Corp.	6,031,597	3,979
	Darfon Electronics Corp.	2,962,164	3,975
	PharmaEngine Inc.	1,128,477	3,952
[1]	TaiDoc Technology Corp.	894,645	3,935
	Asia Polymer Corp.	5,358,624	3,899
	Anpec Electronics Corp.	829,000	3,886
*	China Man-Made Fiber Corp.	15,866,236	3,884
	Sampo Corp.	4,491,497	3,882
*,1	RichWave Technology Corp.	1,081,337	3,862
	Chunghwa Precision Test Tech Co. Ltd.	247,368	3,803
	Universal Cement Corp.	4,803,000	3,762
	Holtek Semiconductor Inc.	1,971,952	3,759
	CyberPower Systems Inc.	619,000	3,749
	Apex International Co. Ltd.	2,597,000	3,744
	China Metal Products	3,448,113	3,734
	Cathay Real Estate Development Co. Ltd.	7,714,505	3,618
	Alpha Networks Inc.	3,288,750	3,607
	Kuo Toong International Co. Ltd.	3,228,809	3,554
[1]	Ichia Technologies Inc.	3,516,439	3,553
	Adlink Technology Inc.	1,990,484	3,519
*	Lealea Enterprise Co. Ltd.	11,152,721	3,496
[1]	Motech Industries Inc.	4,135,988	3,490
[1]	Chung Hwa Pulp Corp.	5,419,818	3,489
	Amazing Microelectronic Corp.	993,526	3,465
	Jess-Link Products Co. Ltd.	1,338,887	3,456
[1]	Genesys Logic Inc.	1,045,000	3,422
	Gamania Digital Entertainment Co. Ltd.	1,649,424	3,414
	YungShin Global Holding Corp.	2,498,434	3,411
	Dimerco Express Corp.	1,392,843	3,409
	Tung Thih Electronic Co. Ltd.	828,118	3,401
	Namchow Holdings Co. Ltd.	2,229,971	3,374
[1]	Career Technology MFG. Co. Ltd.	5,418,395	3,370
[1]	Elite Advanced Laser Corp.	1,848,862	3,305
	Sinyi Realty Inc.	3,763,300	3,288
	Taiflex Scientific Co. Ltd.	2,552,994	3,276
*	CyberTAN Technology Inc.	4,608,006	3,270
	Ho Tung Chemical Corp.	12,421,141	3,221
	Lingsen Precision Industries Ltd.	4,885,421	3,196
	AmTRAN Technology Co. Ltd.	8,935,692	3,153
	St. Shine Optical Co. Ltd.	560,727	3,145
	Everlight Chemical Industrial Corp.	5,266,329	3,131
	T3EX Global Holdings Corp.	1,389,000	3,131
*	Foresee Pharmaceuticals Co. Ltd.	1,207,841	3,108
	Flytech Technology Co. Ltd.	1,590,785	3,095
	Altek Corp.	2,957,823	3,086
*	Federal Corp.	5,711,195	3,083
	IEI Integration Corp.	1,453,669	3,082
	Firich Enterprises Co. Ltd.	3,073,652	3,062
		Shares	Market Value• ($000)
	Kung Long Batteries Industrial Co. Ltd.	761,932	3,055
	Chia Hsin Cement Corp.	5,544,720	3,051
	Taiwan Styrene Monomer	6,364,977	3,029
	Sunny Friend Environmental Technology Co. Ltd.	947,675	3,029
	Gourmet Master Co. Ltd.	1,003,237	3,014
	ScinoPharm Taiwan Ltd.	3,679,946	3,013
[1]	Advanced International Multitech Co. Ltd.	1,470,115	3,012
*	Mercuries & Associates Holding Ltd.	7,735,111	3,008
	Panion & BF Biotech Inc.	843,163	2,945
*	Lung Yen Life Service Corp.	2,658,221	2,920
	Wei Chuan Foods Corp.	5,095,507	2,911
	Johnson Health Tech Co. Ltd.	1,410,092	2,872
	KMC Kuei Meng International Inc.	764,000	2,844
	Sonix Technology Co. Ltd.	1,844,316	2,816
	KEE TAI Properties Co. Ltd.	5,933,979	2,760
[1]	LandMark Optoelectronics Corp.	943,155	2,742
	CHC Healthcare Group	1,462,222	2,735
	Elitegroup Computer Systems Co. Ltd.	3,416,479	2,704
	Sincere Navigation Corp.	4,024,309	2,697
	Weikeng Industrial Co. Ltd.	3,241,000	2,695
	China Bills Finance Corp.	6,119,000	2,690
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	2,677
	TYC Brother Industrial Co. Ltd.	2,304,099	2,674
	Swancor Holding Co. Ltd.	1,002,426	2,671
	Hung Sheng Construction Ltd.	4,786,107	2,652
	Darwin Precisions Corp.	6,185,570	2,647
	RDC Semiconductor Co. Ltd.	725,120	2,611
[1]	Ultra Chip Inc.	935,000	2,541
	Huang Hsiang Construction Corp.	2,133,571	2,537
	Bioteque Corp.	777,525	2,497
*	Shining Building Business Co. Ltd.	7,820,769	2,453
	91APP Inc.	847,931	2,444
[1]	Kaimei Electronic Corp.	1,267,200	2,419
*	Bank of Kaohsiung Co. Ltd.	6,670,141	2,398
	Egis Technology Inc.	895,582	2,391
*	First Steamship Co. Ltd.	9,563,441	2,388
	Machvision Inc.	426,775	2,369
[1]	WUS Printed Circuit Co. Ltd.	2,273,785	2,367
	Posiflex Technology Inc.	755,612	2,340
	Speed Tech Corp.	1,513,000	2,340
	Syncmold Enterprise Corp.	1,129,099	2,335
*	Rexon Industrial Corp. Ltd.	1,880,000	2,315
	China Chemical & Pharmaceutical Co. Ltd.	3,231,766	2,292
	Rechi Precision Co. Ltd.	3,849,896	2,268
*	Radium Life Tech Co. Ltd.	8,145,715	2,198
	VIA Labs Inc.	348,000	2,178
	Ability Enterprise Co. Ltd.	3,100,904	2,157
*	Gigastorage Corp.	4,153,817	2,146
	Zeng Hsing Industrial Co. Ltd.	644,672	2,129
*	Medigen Biotechnology Corp.	1,297,797	2,092
*	Rich Development Co. Ltd.	7,594,267	2,083
	Infortrend Technology Inc.	3,586,873	2,075
	Formosan Rubber Group Inc.	2,870,375	2,069
	TA-I Technology Co. Ltd.	1,490,535	2,050
*	Tyntek Corp.	3,669,095	2,044
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,007
	Savior Lifetec Corp.	3,540,851	2,001
*	Kuo Yang Construction Co. Ltd.	3,579,000	1,990
	AGV Products Corp.	5,439,983	1,962
*	Ritek Corp.	7,845,658	1,913
*	HannsTouch Holdings Co.	6,761,304	1,904
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,836
	Nidec Chaun-Choung Technology Corp.	491,645	1,823
*	PChome Online Inc.	1,301,259	1,789
*,1	Zinwell Corp.	2,403,006	1,769
	China Electric Manufacturing Corp.	3,583,227	1,751

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Iron Force Industrial Co. Ltd.	665,535	1,739
	Hong Pu Real Estate Development Co. Ltd.	2,041,931	1,703
*	ALI Corp.	2,283,362	1,685
	Yulon Nissan Motor Co. Ltd.	291,842	1,663
	Tong-Tai Machine & Tool Co. Ltd.	3,070,126	1,635
*	Newmax Technology Co. Ltd.	1,553,000	1,538
	Taiyen Biotech Co. Ltd.	1,462,580	1,501
*	Yeong Guan Energy Technology Group Co. Ltd.	952,217	1,500
	Brogent Technologies Inc.	410,643	1,447
	Cyberlink Corp.	518,066	1,425
	FSP Technology Inc.	956,071	1,411
	Dyaco International Inc.	1,321,461	1,290
	Senao International Co. Ltd.	1,158,253	1,286
	Fittech Co. Ltd.	723,890	1,277
	Basso Industry Corp.	1,044,339	1,252
	Nan Liu Enterprise Co. Ltd.	556,000	1,207
*	Gigasolar Materials Corp.	480,916	1,187
*	Globe Union Industrial Corp.	2,673,405	1,135
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,066
	Sheng Yu Steel Co. Ltd.	1,463,000	1,053
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	991
	Test Rite International Co. Ltd.	38,388	24
*,2	Taiwan Land Development Corp.	448,935	—
*,2	Pharmally International Holding Co. Ltd.	868,039	—
			16,255,872
Thailand (0.7%)
	PTT PCL (Foreign)	193,690,565	179,279
	CP ALL PCL (Foreign)	80,601,600	123,874
	Bangkok Dusit Medical Services PCL (Foreign)	147,598,067	108,804
*	Airports of Thailand PCL (Foreign)	58,009,464	107,701
	Advanced Info Service PCL (Foreign)	15,166,125	92,891
	Kasikornbank PCL (Foreign)	23,694,329	86,656
	PTT Exploration & Production PCL (Foreign)	18,647,017	85,158
	Delta Electronics Thailand PCL (Foreign)	37,814,210	83,117
	Siam Cement PCL (Foreign)	9,861,947	79,000
	Central Pattana PCL (Foreign)	37,637,811	65,476
	SCB X PCL (Foreign)	22,814,953	62,553
	Bumrungrad Hospital PCL (Foreign)	7,683,143	55,530
	Gulf Energy Development PCL (Foreign)	40,721,403	49,010
	Krung Thai Bank PCL (Foreign)	83,575,291	43,699
	Minor International PCL (Foreign)	53,363,701	41,585
	Bangkok Bank PCL (Foreign)	9,034,164	39,589
	Central Retail Corp. PCL (Foreign)	37,713,122	38,570
	Charoen Pokphand Foods PCL (Foreign)	64,457,212	33,530
	TMBThanachart Bank PCL (Foreign)	595,436,274	27,660
	PTT Global Chemical PCL (Foreign)	27,609,981	26,517
	Energy Absolute PCL (Foreign)	22,238,944	25,994
	Home Product Center PCL (Foreign)	76,898,661	25,460
	BTS Group Holdings PCL (Foreign)	114,961,246	23,837
	True Corp. PCL (Foreign)	141,235,036	23,819
	Bangkok Expressway & Metro PCL (Foreign)	107,971,286	23,719
	Intouch Holdings PCL (Foreign)	12,003,767	23,711
	Land & Houses PCL (Foreign)	110,440,888	23,200
	Banpu PCL (Foreign)	104,882,612	22,170
	Krungthai Card PCL (Foreign)	17,576,039	21,396
	Tisco Financial Group PCL (Foreign)	7,979,309	21,366
	Thai Oil PCL (Foreign)	15,180,949	19,876
	PTT Oil & Retail Business PCL (Foreign)	37,702,083	19,199
	Thonburi Healthcare Group PCL (Foreign)	10,067,027	17,435
	CP Axtra PCL (Foreign)	21,613,978	16,994
	Bangchak Corp. PCL (Foreign)	14,248,850	16,365
	SCG Packaging PCL (Foreign)	16,203,109	16,235
	Indorama Ventures PCL (Foreign)	24,358,583	16,049
	Digital Telecommunications Infrastructure Fund	69,197,589	15,500
	KCE Electronics PCL (Foreign)	10,828,275	15,289
	WHA Corp. PCL (Foreign)	104,356,415	14,530
		Shares	Market Value• ($000)
[1]	Ratch Group PCL (Foreign)	16,149,654	14,489
	Thai Union Group PCL (Foreign)	38,153,960	14,330
	Thanachart Capital PCL (Foreign)	10,050,502	13,705
[1]	Electricity Generating PCL (Foreign)	3,648,238	12,384
	Osotspa PCL (Foreign)	18,604,383	12,166
	Com7 PCL (Foreign)	16,240,914	12,102
[1]	Hana Microelectronics PCL (Foreign)	8,017,853	11,659
	Kiatnakin Phatra Bank PCL (Foreign)	8,088,920	11,090
*	Central Plaza Hotel PCL (Foreign)	8,845,752	11,075
	Berli Jucker PCL (Foreign)	13,685,228	10,766
	Thai Life Insurance PCL (Foreign)	33,878,300	10,464
	Global Power Synergy PCL (Foreign)	9,523,376	10,338
[1]	Siam Global House PCL (Foreign)	21,979,899	9,649
	Srisawad Corp. PCL (Foreign)	8,334,379	9,625
	Asset World Corp. PCL (Foreign)	98,949,498	9,521
	Muangthai Capital PCL (Foreign)	9,226,031	9,370
	Jasmine Broadband Internet Infrastructure Fund	52,002,668	9,331
	AP Thailand PCL (Foreign)	30,919,170	9,294
	Ngern Tid Lor PCL (Foreign)	17,304,030	9,247
	Supalai PCL (Foreign)	17,602,263	9,017
	Sansiri PCL (Foreign)	210,798,521	8,982
[1]	Carabao Group PCL (Foreign)	4,586,606	8,616
	CH Karnchang PCL (Foreign)	13,727,548	8,327
	Bangkok Chain Hospital PCL (Foreign)	14,811,030	8,288
	Amata Corp. PCL (Foreign)	12,195,675	8,077
	IRPC PCL (Foreign)	142,880,724	7,637
	Chularat Hospital PCL (Foreign)	79,372,652	6,978
	JMT Network Services PCL (Foreign)	8,492,117	6,972
[1]	B Grimm Power PCL (Foreign)	10,162,552	6,252
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	6,088
	AEON Thana Sinsap Thailand PCL (Foreign)	1,471,068	5,976
	Ramkhamhaeng Hospital PCL (Foreign)	5,096,064	5,672
	Mega Lifesciences PCL (Foreign)	4,817,756	5,465
	Thailand Future Fund	31,800,789	5,352
	Plan B Media PCL (Foreign)	23,348,755	5,293
	Tipco Asphalt PCL (Foreign)	9,858,167	5,157
	Betagro PCL (Foreign)	9,036,400	5,154
	Quality Houses PCL (Foreign)	82,078,043	5,116
	Sri Trang Agro-Industry PCL (Foreign)	12,079,771	4,840
[1]	Dohome PCL (Foreign)	15,566,620	4,765
	I-TAIL Corp. PCL (Foreign)	8,611,100	4,601
	Esso Thailand PCL (Foreign)	17,259,553	4,587
	Dhipaya Group Holdings PCL (Foreign)	4,812,172	4,554
	Vibhavadi Medical Center PCL (Foreign)	81,013,828	4,489
	Star Petroleum Refining PCL (Foreign)	20,698,132	4,267
	CK Power PCL (Foreign)	50,179,219	4,218
	TPI Polene PCL (Foreign)	106,038,866	4,071
[1]	TQM Alpha PCL (Foreign)	4,741,453	4,024
[1]	TOA Paint Thailand PCL (Foreign)	6,631,660	3,989
	TTW PCL (Foreign)	15,698,931	3,954
	Forth Corp. PCL (Foreign)	6,126,106	3,800
	VGI PCL (Foreign)	69,430,614	3,712
*	Bangkok Airways PCL (Foreign)	9,691,593	3,666
*	Beyond Securities PCL (Foreign)	31,587,374	3,604
	Siam City Cement PCL (Foreign)	964,266	3,582
	Sino-Thai Engineering & Construction PCL (Foreign)	15,009,201	3,572
	Thai Vegetable Oil PCL (Foreign)	6,080,102	3,569
*,1	Jasmine Technology Solution PCL (Foreign)	3,794,001	3,520
	Gunkul Engineering PCL (Foreign)	54,986,495	3,490
	Jaymart Group Holdings PCL (Foreign)	7,476,487	3,413
	TPI Polene Power PCL (Foreign)	35,880,912	3,294
	Thoresen Thai Agencies PCL (Foreign)	22,967,591	3,291
	Thaicom PCL (Foreign)	9,147,278	3,176
	MBK PCL (Foreign)	6,685,838	2,980

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Banpu Power PCL (Foreign)	7,423,237	2,912
*	Bangkok Land PCL (Foreign)	150,033,295	2,880
	Major Cineplex Group PCL (Foreign)	6,593,379	2,788
*	Jasmine International PCL (Foreign)	47,276,878	2,706
	Bangkok Life Assurance PCL (Foreign)	4,102,546	2,649
	Thaifoods Group PCL (Foreign)	27,416,105	2,441
[1]	Precious Shipping PCL (Foreign)	10,017,897	2,340
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	14,843,686	2,272
	Pruksa Holding PCL (Foreign)	6,478,484	2,254
	Taokaenoi Food & Marketing PCL (Foreign)	7,785,893	2,232
	BCPG PCL (Foreign)	8,752,274	2,156
[1]	Singer Thailand PCL (Foreign)	8,883,040	2,151
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	2,127
	BEC World PCL (Foreign)	14,114,804	2,120
	MK Restaurants Group PCL (Foreign)	1,876,940	2,115
	SPCG PCL (Foreign)	5,675,234	2,038
	Origin Property PCL (Foreign)	8,151,381	2,030
	LPN Development PCL (Foreign)	17,519,589	1,940
	GFPT PCL (Foreign)	6,818,395	1,936
[1]	Ratchthani Leasing PCL (Foreign)	24,276,994	1,891
	Bangkok Life Assurance PCL NVDR	2,816,700	1,818
*	Super Energy Corp. PCL (Foreign)	144,098,766	1,725
	PTG Energy PCL (Foreign)	7,401,777	1,679
*	Italian-Thai Development PCL (Foreign)	44,731,483	1,544
	Workpoint Entertainment PCL (Foreign)	4,658,553	1,373
*	Pruksa Real Estate PCL (Foreign)	7,721,100	1,343
*,1,2	Thai Airways International PCL (Foreign)	13,550,615	960
*	Samart Corp. PCL (Foreign)	7,873,630	955
*,1	Kerry Express Thailand PCL (Foreign)	6,473,000	835
*	Rabbit Holdings PCL (Foreign)	59,736,865	832
	True Corp. PCL NVDR	2,434,800	411
*,2	Inter Far East Energy Corp.	5,655,044	55
			2,331,903
Turkey (0.3%)
	Turkiye Petrol Rafinerileri A/S	11,936,303	59,885
	BIM Birlesik Magazalar A/S	5,964,659	57,364
	KOC Holding A/S	11,497,961	55,616
	Turkiye Sise ve Cam Fabrikalari A/S	19,298,503	32,334
*	Turk Hava Yollari AO	4,135,541	31,752
	Turkiye Is Bankasi A/S Class C	42,249,594	31,405
*	Eregli Demir ve Celik Fabrikalari TAS	22,421,209	30,016
*	Turkcell Iletisim Hizmetleri A/S	15,950,194	27,049
	Yapi ve Kredi Bankasi A/S	44,278,697	27,024
	Haci Omer Sabanci Holding A/S	13,924,441	26,334
*	Sasa Polyester Sanayi A/S	17,270,271	26,157
	Enka Insaat ve Sanayi A/S	23,945,178	25,690
	Ford Otomotiv Sanayi A/S	851,085	23,649
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,176,778	23,624
	Akbank TAS	22,196,882	23,124
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	507,090	16,546
	Migros Ticaret A/S	1,249,301	14,903
	Arcelik A/S	2,918,564	14,003
	Tofas Turk Otomobil Fabrikasi A/S	1,645,973	13,994
*	Pegasus Hava Tasimaciligi A/S	541,934	13,503
	Turkiye Garanti Bankasi A/S	7,945,131	13,207
*	Gubre Fabrikalari TAS	1,092,217	12,661
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,828,737	12,497
*	Petkim Petrokimya Holding A/S	17,403,804	12,114
	Coca-Cola Icecek A/S	884,947	11,513
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,882,116	11,368
	AG Anadolu Grubu Holding A/S	1,533,045	11,117
*	Hektas Ticaret TAS	14,166,138	10,992
*	Oyak Cimento Fabrikalari A/S	4,187,880	10,532
		Shares	Market Value• ($000)
	Kontrolmatik Enerji ve Muhendislik A/S	1,121,589	10,389
	Is Yatirim Menkul Degerler A/S	6,944,357	10,384
	Koza Altin Isletmeleri A/S	12,862,966	9,988
	Nuh Cimento Sanayi A/S	808,887	9,777
*	TAV Havalimanlari Holding A/S	2,297,339	9,304
	Turk Traktor ve Ziraat Makineleri A/S	341,490	8,733
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,283,139	8,047
	Sok Marketler Ticaret A/S	3,593,420	7,596
*	Otokar Otomotiv ve Savunma Sanayi A/S	524,683	7,392
*	Investco Holding A/S	503,448	7,056
	Alarko Holding A/S	1,883,674	6,737
	Dogus Otomotiv Servis ve Ticaret A/S	757,774	6,648
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	1,910,710	6,441
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	15,273,979	6,365
	Cimsa Cimento Sanayi ve Ticaret A/S	4,798,276	6,216
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,929,231	6,186
*	Anadolu Anonim Turk Sigorta Sirketi	2,928,539	6,092
[3]	Enerjisa Enerji A/S	3,446,635	5,918
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,547,522	5,917
*	Kiler Holding A/S	3,321,530	5,862
	Dogan Sirketler Grubu Holding A/S	11,954,238	5,784
*,3	MLP Saglik Hizmetleri A/S Class B	1,061,029	5,732
	Borusan Yatirim ve Pazarlama A/S	66,907	5,497
	Bera Holding A/S	8,930,702	5,394
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,503,554	5,320
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,210,720	5,313
*	Ulker Biskuvi Sanayi A/S	2,009,498	5,149
*	Turkiye Vakiflar Bankasi TAO	8,874,247	5,117
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,494,106	5,007
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,188,865	4,968
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,485,154	4,946
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,008,887	4,881
	EGE Endustri ve Ticaret A/S	15,407	4,820
*	Turk Telekomunikasyon A/S	7,064,825	4,797
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,563,827	4,746
	Aksa Akrilik Kimya Sanayii A/S	1,482,497	4,643
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,449,629	4,554
	Aksa Enerji Uretim A/S Class B	3,665,540	4,535
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	4,333
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,824,103	4,076
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,701,774	3,669
*	Turkiye Sinai Kalkinma Bankasi A/S	15,363,525	3,642
*	Bursa Cimento Fabrikasi A/S	10,863,079	3,596
	Aygaz A/S	715,859	3,474
*	Turkiye Halk Bankasi A/S	7,455,298	3,470
	Tekfen Holding A/S	2,301,809	3,321
	Akcansa Cimento A/S	552,610	3,288
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	3,277
*	Konya Cimento Sanayii A/S	11,515	3,206
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,553,356	2,908
	Sekerbank Turk A/S	12,262,132	2,889
*	Zorlu Enerji Elektrik Uretim A/S	15,171,470	2,838
	Margun Enerji Uretim Sanayi ve Ticaret A/S	1,306,059	2,711
*	Albaraka Turk Katilim Bankasi A/S	18,174,126	2,671
*	Iskenderun Demir ve Celik A/S	2,043,156	2,572
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	2,559
*	Global Yatirim Holding A/S	5,869,637	2,493
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,022,271	2,385
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009,237	2,379
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,029,735	2,175
	Kordsa Teknik Tekstil A/S	731,090	2,155
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,992,416	2,107

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kimteks Poliuretan Sanayi ve Ticaret A/S	813,692	2,086
*	AKIS Gayrimenkul Yatirimi A/S	5,095,844	2,044
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,765,546	2,023
	Galata Wind Enerji A/S	2,077,818	1,967
*	Tat Gida Sanayi A/S	1,397,253	1,947
*	Aksigorta A/S	8,720,097	1,937
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	670,265	1,924
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	1,909
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,005,108	1,907
	Logo Yazilim Sanayi ve Ticaret A/S	839,053	1,896
*	Tukas Gida Sanayi ve Ticaret A/S	6,839,579	1,883
*	NET Holding A/S	2,660,790	1,879
*	Oyak Yatirim Menkul Degerler A/S	1,099,673	1,855
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,322,919	1,792
	Kocaer Celik Sanayi ve Ticaret A/S	1,811,331	1,787
*	Karel Elektronik Sanayi ve Ticaret A/S	1,679,355	1,780
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,772
*	Kerevitas Gida Sanayi ve Ticaret A/S	4,383,054	1,711
*	Qua Granite Hayal	8,411,183	1,639
*	Can2 Termik A/S	2,492,565	1,615
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,944,456	1,580
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	191,383	1,535
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,532
*	Is Finansal Kiralama A/S	3,428,404	1,476
	LDR Turizm A/S	254,913	1,459
*	Izmir Demir Celik Sanayi A/S	6,600,386	1,396
	Polisan Holding A/S	2,541,850	1,347
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,500,737	1,323
	Yayla Agro Gida Sanayi ve Nakliyat A/S	2,104,504	1,294
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	17,410,200	1,249
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,155
	Bagfas Bandirma Gubre Fabrikalari A/S	951,606	1,137
*	Erciyas Celik Boru Sanayi A/S	233,358	1,057
*	Aydem Yenilenebilir Enerji A/S	1,466,597	1,023
	Suwen Tekstil Sanayi Pazarlama A/S	1,267,005	1,022
*	Imas Makina Sanayi A/S	1,605,125	843
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,202,021	806
	SUN Tekstil Sanayi ve Ticaret A/S	283,581	731
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	692
*	Marti Otel Isletmeleri A/S	5,601,357	687
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	839,081	631
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	616
			1,056,362
United Arab Emirates (0.5%)
	Emirates Telecommunications Group Co. PJSC	47,262,864	237,542
	First Abu Dhabi Bank PJSC	59,979,245	207,087
	Emaar Properties PJSC	91,214,883	166,174
	Emirates NBD Bank PJSC	24,562,009	113,385
*	Alpha Dhabi Holding PJSC	18,794,080	96,545
	Abu Dhabi Commercial Bank PJSC	39,613,438	86,566
	Dubai Electricity & Water Authority PJSC	117,543,816	76,149
	Aldar Properties PJSC	49,908,301	70,698
*	Multiply Group PJSC	64,105,577	59,401
	Dubai Islamic Bank PJSC	39,645,843	58,287
	Abu Dhabi Islamic Bank PJSC	19,797,105	55,474
	Americana Restaurants International plc (XADS)	37,379,746	37,628
	Abu Dhabi National Oil Co. for Distribution PJSC	39,018,872	35,697
*	Q Holding PJSC	27,831,332	23,347
	Air Arabia PJSC	31,303,742	22,340
	Salik Co. PJSC	25,373,640	22,049
		Shares	Market Value• ($000)
	ADNOC Drilling Co. PJSC	21,780,082	21,588
	Borouge plc	29,447,193	20,129
*	Abu Dhabi Ports Co. PJSC	12,078,249	19,630
	Emaar Development PJSC	11,531,336	19,460
	Dubai Investments PJSC	27,414,350	16,846
	Dana Gas PJSC	76,180,048	16,805
*	National Marine Dredging Co.	2,786,468	16,472
	Fertiglobe plc	15,483,543	13,539
	Emirates Central Cooling Systems Corp.	26,872,714	13,091
	GFH Financial Group BSC	42,066,967	10,434
	Sharjah Islamic Bank	16,352,526	10,422
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,480,306	8,631
	Dubai Financial Market PJSC	22,265,704	7,940
*	AL Seer Marine Supplies & Equipment Co. LLC	3,328,421	7,311
	Aramex PJSC	10,277,089	6,444
*	Ghitha Holding PJSC	529,035	5,532
*	RAK Properties PJSC	13,945,793	4,066
*	Apex Investment Co. PSC	6,637,149	3,273
*,2	Arabtec Holding PJSC	11,126,461	1,606
	Americana Restaurants International plc	1,360,179	1,374
*,2	Drake & Scull International PJSC	7,671,678	—
			1,592,962
United Kingdom (9.7%)
	Shell plc	90,990,510	2,932,338
	AstraZeneca plc	20,052,494	2,510,647
	HSBC Holdings plc	267,892,010	1,934,294
	Unilever plc	34,010,199	1,610,746
	BP plc	229,848,832	1,403,461
	Diageo plc	29,980,447	1,133,741
	GSK plc	54,584,411	973,064
	Rio Tinto plc	14,779,425	942,935
	British American Tobacco plc	30,180,261	901,558
	RELX plc	25,723,893	898,477
	Glencore plc	167,181,930	885,534
	Reckitt Benckiser Group plc	9,717,847	650,192
	London Stock Exchange Group plc	6,149,656	620,470
	Compass Group plc	23,637,368	595,931
	National Grid plc	49,799,439	593,758
	BAE Systems plc	41,364,772	556,206
	CRH plc	9,805,075	526,208
	Lloyds Banking Group plc	871,650,789	424,232
	Ferguson plc	2,783,926	418,156
	Anglo American plc	16,374,299	417,211
	Prudential plc	37,346,318	390,508
	Experian plc	12,431,868	377,168
*	Flutter Entertainment plc	2,393,278	376,380
	Ashtead Group plc	5,922,764	339,685
	Barclays plc	210,321,225	337,576
	Tesco plc	95,922,008	314,774
	3i Group plc	12,926,824	304,783
	Haleon plc	74,689,669	299,363
*	Rolls-Royce Holdings plc	113,623,768	299,083
	SSE plc	14,784,391	293,819
	Vodafone Group plc	296,649,266	273,077
	Imperial Brands plc	12,265,853	261,314
	Standard Chartered plc	31,011,837	237,778
	Legal & General Group plc	80,415,735	207,192
	Aviva plc	37,007,434	179,248
	Rentokil Initial plc	34,223,601	174,283
	Sage Group plc	13,914,501	164,383
	Informa plc	18,908,542	163,833
	Bunzl plc	4,589,793	163,746
	NatWest Group plc	74,539,840	162,185
	InterContinental Hotels Group plc	2,273,074	161,076
	Segro plc	16,622,655	144,487

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Centrica plc	75,286,190	144,120
	Next plc	1,647,730	138,150
	Smith & Nephew plc	11,860,536	132,733
	Admiral Group plc	4,116,493	122,312
	WPP plc	14,152,943	121,874
	Severn Trent plc	3,722,533	120,268
	United Utilities Group plc	9,255,542	119,707
	BT Group plc	85,492,203	117,417
	Halma plc	5,141,501	115,624
	Smurfit Kappa Group plc	3,526,677	115,127
	Associated British Foods plc	4,644,784	114,578
	Pearson plc	9,721,675	112,536
	Whitbread plc	2,670,225	108,273
	Mondi plc	6,576,610	106,380
	Burberry Group plc	5,084,586	104,794
	Melrose Industries plc	18,182,052	103,525
	Intertek Group plc	2,195,884	102,270
	Croda International plc	1,894,161	100,951
	Spirax-Sarco Engineering plc	1,000,350	99,849
	Entain plc	8,597,093	97,597
	Smiths Group plc	4,804,153	94,237
[3]	Auto Trader Group plc	12,178,464	92,121
	B&M European Value Retail SA	12,655,836	81,475
*	Wise plc Class A	9,587,771	77,927
	Antofagasta plc	4,699,894	76,850
	DCC plc	1,345,629	74,755
	J Sainsbury plc	23,609,316	73,869
	Weir Group plc	3,522,976	73,174
	M&G plc	29,569,165	71,405
*	Marks & Spencer Group plc	26,654,384	70,383
	Berkeley Group Holdings plc	1,420,555	69,830
	Coca-Cola HBC AG	2,675,134	69,451
	Land Securities Group plc	10,009,035	69,380
	Dechra Pharmaceuticals plc	1,494,810	69,283
	Barratt Developments plc	13,252,284	66,834
	Kingfisher plc	25,786,350	65,846
	Taylor Wimpey plc	47,518,908	64,181
	Rightmove plc	11,071,350	63,844
	IMI plc	3,501,392	62,532
	Diploma plc	1,785,987	61,922
	DS Smith plc	17,399,599	60,350
	Intermediate Capital Group plc	3,777,200	60,137
	St. James's Place plc	7,343,937	57,252
	Beazley plc	8,976,026	56,229
	Howden Joinery Group plc	7,191,153	55,847
[3]	ConvaTec Group plc	22,212,837	55,199
	Phoenix Group Holdings plc	9,964,520	55,043
	Spectris plc	1,428,775	53,989
	Games Workshop Group plc	447,871	53,849
	Persimmon plc	4,307,958	53,350
	RS Group plc	6,432,304	53,082
	Hiscox Ltd.	4,558,277	52,048
	JD Sports Fashion plc	33,469,329	52,039
	Schroders plc	11,488,834	51,735
	Endeavour Mining plc	2,481,981	51,209
	Hikma Pharmaceuticals plc	2,195,031	50,858
	UNITE Group plc	4,718,887	49,938
	abrdn plc	26,085,009	49,799
	Investec plc	8,492,696	47,287
*	Ocado Group plc	8,213,551	46,613
	British Land Co. plc	12,571,979	45,577
	Johnson Matthey plc	2,445,308	44,454
	Hargreaves Lansdown plc	5,135,455	44,229
	Man Group plc	15,982,578	42,732
	Tritax Big Box REIT plc	25,388,629	42,270
	Tate & Lyle plc	5,506,912	42,256
	Rotork plc	11,815,675	42,252
		Shares	Market Value• ($000)
	Bellway plc	1,642,773	41,806
	Inchcape plc	5,110,683	41,435
	Vistry Group plc	4,685,134	40,383
	IG Group Holdings plc	5,123,110	39,799
	Greggs plc	1,369,994	39,516
	ITV plc	50,741,023	39,509
	Britvic plc	3,585,821	36,577
	Derwent London plc	1,536,699	34,152
*	Direct Line Insurance Group plc	17,808,431	32,834
*	Indivior plc	1,686,175	32,329
	Pennon Group plc	3,543,335	31,337
	Cranswick plc	733,545	31,189
*,1	TUI AG	6,081,461	30,737
	Computacenter plc	967,472	30,260
	Virgin Money UK plc	16,104,203	29,258
	LondonMetric Property plc	14,468,720	29,157
	Balfour Beatty plc	7,728,871	29,129
*,3	Network International Holdings plc	6,129,026	29,003
	QinetiQ Group plc	7,084,550	28,560
*	International Distributions Services plc	9,217,488	28,332
*,1,3	Deliveroo plc Class A	17,549,687	27,767
	Harbour Energy plc	8,943,266	27,642
	Drax Group plc	5,308,302	27,273
	Big Yellow Group plc	2,314,006	26,912
*	International Consolidated Airlines Group SA	15,230,492	26,758
	Grainger plc	9,629,974	26,653
	Travis Perkins plc	2,938,270	26,474
	Softcat plc	1,709,123	26,329
	Serco Group plc	14,955,995	25,985
	Hays plc	21,839,953	25,593
	Grafton Group plc	2,700,952	25,425
	WH Smith plc	1,702,445	24,046
	Safestore Holdings plc	2,886,424	24,019
*	SSP Group plc	10,739,307	23,504
	Shaftesbury Capital plc	18,442,771	23,380
*	Darktrace plc	5,462,703	23,311
	Genus plc	888,887	23,122
	4imprint Group plc	373,122	22,836
*	easyJet plc	5,089,586	22,705
	Lancashire Holdings Ltd.	3,286,560	22,693
	Moneysupermarket.com Group plc	7,135,772	22,518
	Pets at Home Group plc	6,543,614	22,372
	Dowlais Group plc	18,247,696	22,216
	LXI REIT plc	20,626,868	21,557
	Redrow plc	3,632,460	21,526
	Mitie Group plc	17,925,122	21,515
	TBC Bank Group plc	657,609	21,491
	Hill & Smith plc	1,059,292	21,235
	Domino's Pizza Group plc	5,021,356	20,952
*	Oxford Nanopore Technologies plc	8,461,894	20,945
[3]	Airtel Africa plc	14,721,260	20,279
*	Carnival plc	1,975,437	20,275
	OSB Group plc	5,521,160	20,158
	Assura plc	40,278,090	20,063
	Primary Health Properties plc	18,274,600	19,967
	Close Brothers Group plc	2,051,243	19,913
	TP ICAP Group plc	10,354,651	19,827
	Bank of Georgia Group plc	479,611	19,418
	Victrex plc	1,147,924	19,232
	Energean plc	1,851,588	19,173
*,3	Watches of Switzerland Group plc	3,137,794	19,158
*	Playtech plc	3,997,518	19,089
*,3	Trainline plc	6,034,139	19,074
	Pagegroup plc	4,135,368	18,951
*	Ascential plc	5,918,065	18,854
	Plus500 Ltd.	1,082,093	18,563
	Dunelm Group plc	1,546,454	18,341

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bodycote plc	2,596,206	18,159
	Firstgroup plc	9,316,147	17,928
	Future plc	1,634,142	17,645
[3]	Quilter plc	17,939,267	17,457
	Savills plc	1,810,286	17,342
	Telecom Plus plc	920,219	17,251
	Coats Group plc	20,836,305	17,121
	Kainos Group plc	1,247,150	17,031
	Fresnillo plc	2,513,243	16,916
	Renishaw plc	450,134	16,912
*	Frasers Group plc	1,723,692	16,846
*	Babcock International Group plc	3,430,754	16,324
	Bytes Technology Group plc	2,719,759	16,280
	Paragon Banking Group plc	2,990,013	16,128
	Oxford Instruments plc	731,699	16,052
	Centamin plc	15,860,116	15,896
*	John Wood Group plc	9,123,323	15,800
	Sirius Real Estate Ltd.	16,059,525	15,604
*	IWG plc	9,597,828	15,400
	Rathbones Group plc	829,817	15,137
	Supermarket Income REIT plc	16,312,720	14,403
	Hammerson plc	52,446,980	14,073
[3]	JTC plc	1,797,600	13,990
	Vesuvius plc	2,791,637	13,698
	Morgan Sindall Group plc	594,643	13,618
	Great Portland Estates plc	2,861,427	13,585
	Chemring Group plc	3,850,432	13,112
	Premier Foods plc	9,120,630	12,980
	Just Group plc	13,762,827	12,661
	Redde Northgate plc	3,060,774	12,520
	AJ Bell plc	3,985,536	12,274
	Ashmore Group plc	5,908,054	12,189
*,1	THG plc Class B	13,133,255	11,212
*	Elementis plc	7,713,912	11,105
	Workspace Group plc	1,851,588	10,883
	Volution Group plc	2,465,671	10,877
	Senior plc	5,670,449	10,767
	Dr. Martens plc	7,384,393	10,470
	Clarkson plc	323,225	10,400
	Diversified Energy Co. plc	12,739,152	10,363
	Genuit Group plc	3,175,954	10,247
	IntegraFin Holdings plc	3,738,431	9,951
	Morgan Advanced Materials plc	3,626,470	9,936
*,1,3	Aston Martin Lagonda Global Holdings plc	3,565,868	9,514
	Spirent Communications plc	7,987,151	9,463
	Keller Group plc	1,000,241	9,452
[3]	Spire Healthcare Group plc	3,613,847	9,380
	Ninety One plc	4,864,573	9,358
*	J D Wetherspoon plc	1,200,375	9,226
	RHI Magnesita NV (WBAH)	291,275	9,002
[1]	C&C Group plc	5,198,807	8,809
	Hilton Food Group plc	1,086,855	8,642
*	Mitchells & Butlers plc	3,347,961	8,451
	Marshalls plc	3,206,099	8,064
[3]	Ibstock plc	5,234,528	7,793
*	Auction Technology Group plc	1,141,853	7,787
*	Greencore Group plc	6,816,735	7,468
	Essentra plc	4,088,130	7,387
[3]	Bridgepoint Group plc	3,329,548	7,366
*	Moonpig Group plc	3,667,150	7,359
*	Helios Towers plc	9,937,439	7,330
	IP Group plc	13,701,172	7,314
	AG Barr plc	1,216,199	7,268
	Currys plc	13,017,353	7,090
	Halfords Group plc	2,845,860	6,955
[3]	Petershill Partners plc	3,818,146	6,871
[3]	TI Fluid Systems plc	4,221,937	6,350
		Shares	Market Value• ($000)
	UK Commercial Property REIT Ltd.	9,877,902	6,336
	Crest Nicholson Holdings plc	3,255,100	6,336
	FDM Group Holdings plc	1,186,999	6,297
*	PureTech Health plc	3,366,665	6,237
*,1	Tullow Oil plc	15,053,645	6,090
*	AO World plc	5,924,477	6,025
	Picton Property Income Ltd.	7,267,197	5,750
*	Molten Ventures plc	2,000,617	5,738
	Mobico Group plc	7,456,505	5,681
*	S4 Capital plc	7,337,871	5,670
	Liontrust Asset Management plc	828,028	5,648
	Jupiter Fund Management plc	5,792,162	5,533
	Balanced Commercial Property Trust Ltd.	7,073,532	5,438
	Wickes Group plc	3,467,431	5,411
	NCC Group plc	4,153,633	5,391
*,3	Trustpilot Group plc	4,270,356	5,202
[2]	Home REIT plc	10,689,921	4,944
	Vanquis Banking Group plc	3,475,493	4,886
*	Hochschild Mining plc	4,252,593	4,845
*	888 Holdings plc	4,770,184	4,752
*,1	Synthomer plc	1,995,378	4,610
*	Capita plc	22,538,263	4,597
	PZ Cussons plc	2,783,271	4,532
*	Alphawave IP Group plc	3,736,978	4,454
*,1	ASOS plc	920,669	4,448
	XP Power Ltd.	259,005	3,459
*	Ferrexpo plc	3,720,342	3,419
	Helical plc	1,375,582	3,213
*,1	Petrofac Ltd.	5,571,866	3,187
*	SIG plc	9,063,013	3,006
*	Oxford Biomedica plc	1,127,781	2,914
	CLS Holdings plc	2,557,140	2,701
	Capricorn Energy plc	1,316,056	2,499
	Ithaca Energy plc	1,185,675	2,412
*	Rank Group plc	2,583,312	2,116
[3]	Bakkavor Group plc	1,871,971	2,007
[3]	CMC Markets plc	1,666,460	1,912
	RHI Magnesita NV (XLON)	54,942	1,715
*,1,2	NMC Health plc	1,316,787	—
*,2	Evraz plc	7,417,198	—
*,2,3	Finablr plc	3,002,811	—
			34,367,951
Total Common Stocks (Cost $334,880,115)			347,687,716
Preferred Stocks (0.8%)
	Petroleo Brasileiro SA Preference Shares	74,664,000	514,470
	Samsung Electronics Co. Ltd. Preference Shares	11,173,425	446,096
	Itau Unibanco Holding SA Preference Shares	65,343,689	347,601
	Volkswagen AG Preference Shares	2,720,876	288,551
	Banco Bradesco SA Preference Shares	70,103,270	194,525
	Henkel AG & Co. KGaA Preference Shares	2,223,980	160,427
	Itausa SA Preference Shares	70,861,916	121,435
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,848,804	89,534
	Sartorius AG Preference Shares	336,324	84,296
	Bayerische Motoren Werke AG Preference Shares	774,993	65,897
	Gerdau SA Preference Shares	13,980,479	60,367
	FUCHS SE Preference Shares	1,005,521	40,839
	Hyundai Motor Co. Preference Shares (XKRX)	538,588	40,013
	Cia Energetica de Minas Gerais Preference Shares	14,184,375	33,029
	Cia Paranaense de Energia Preference Shares	16,670,410	27,741
*	Grifols SA Preference Shares Class B	3,442,708	27,542

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,240,828	24,715
*	Gol Linhas Aereas Inteligentes SA Preference Shares	14,377,055	24,381
	LG Chem Ltd. Preference Shares	107,410	22,433
	Bancolombia SA Preference Shares	3,359,283	21,546
	Metalurgica Gerdau SA Preference Shares	8,962,718	18,364
	Hyundai Motor Co. Preference Shares	235,801	17,413
	Bradespar SA Preference Shares	3,744,713	16,593
	Raizen SA Preference Shares	16,076,954	11,575
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,562,242	10,769
	Embotelladora Andina SA Preference Shares Class B	4,971,731	10,109
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,580,195	9,938
*	Azul SA Preference Shares	3,779,555	9,655
	Unipar Carbocloro SA Preference Shares Class B	659,802	9,307
	Sixt SE Preference Shares	147,610	8,505
	Marcopolo SA Preference Shares	7,941,628	8,254
	Banco Pan SA Preference Shares	5,074,700	7,076
*	Braskem SA Preference Shares Class A	2,134,883	6,805
	Draegerwerk AG & Co. KGaA Preference Shares	122,874	6,197
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	5,966
	Grupo Aval Acciones y Valores SA Preference Shares	53,114,892	5,936
	LG Electronics Inc. Preference Shares	167,137	5,597
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	5,339
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,862	5,323
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	529,552	5,108
*	Alpargatas SA Preference Shares	3,065,150	5,016
	Daishin Securities Co. Ltd. Preference Shares	377,841	3,722
	LG H&H Co. Ltd. Preference Shares	27,384	2,878
	Taurus Armas SA Preference Shares	960,200	2,819
	Samsung SDI Co. Ltd. Preference Shares	14,018	2,272
	Corem Property Group AB Preference Shares	127,915	1,965
	Amorepacific Corp. Preference Shares	53,519	1,449
	CJ CheilJedang Corp. Preference Shares	10,855	997
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	551
	Mirae Asset Securities Co. Ltd. Preference Shares	99,336	258
	Iguatemi SA Preference Shares	126,666	251
	Hanwha Corp. Preference Shares	16,353	161
*,2	Mechel PJSC Preference Shares	1,017,064	—
*,2	Rosseti Lenenergo PJSC Preference Shares	912,167	—
*,2	Transneft PJSC Preference Shares	20,177	—
*,2	Tatneft PJSC Preference Shares	1,942,172	—
*,2	Surgutneftegas PJSC Preference Shares	101,260,284	—
Total Preferred Stocks (Cost $3,028,137)			2,841,606
Rights (0.0%)
*	Finnair OYJ Exp. 11/17/23	7,857,479	3,098
		Shares	Market Value• ($000)
*	Vidrala SA Exp. 11/2/23	242,900	896
*	Amicogen Inc. Exp. 12/5/23	94,286	245
*,2	CosmoAM&T Co. Ltd. Exp. 11/7/23	14,149	235
*,2	Medipost Co. Ltd. Exp. 11/1/23	124,914	167
*,2	Lunit Inc. Exp. 11/2/23	14,163	141
*	Localiza Rent a Car SA Exp. 11/10/23	82,935	115
*,1,2	Hanwha Ocean Co. Ltd. Exp. 11/9/23	209,641	88
*,1	MedPacto Inc. Exp. 12/8/23	109,726	47
*	Gulf Bank KSCP Exp. 11/12/23	1,963,133	40
*,2	Vaxcell-Bio Therapeutics Co. Ltd. Exp. 11/2/23	34,888	7
*,2	Winbond Electronics Corp. Exp. 11/3/23	1,596,481	—
*,2	Gudeng Precision Industrial Co. Ltd. Exp. 11/27/23	39,915	—
Total Rights (Cost $8,980)			5,079
Warrants (0.0%)
*	Sunway Bhd. Exp. 10/3/24	2,251,901	246
*,1	Webuild SpA Exp. 8/2/30	374,482	227
*	Velesto Energy Bhd. Exp. 10/18/24	12,999,819	68
*	VGI PCL Exp. 5/23/27	16,082,270	54
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	2,634,201	47
*,1	Opthea Ltd. Exp. 8/31/25	351,007	21
*,2	Serba Dinamik Holdings Bhd. Exp. 12/5/24	5,144,856	5
*	Samart Corp. PCL Exp. 5/17/24	1	—
*,1	PointsBet Holdings Ltd. Exp. 7/8/24	145,829	—
*,2	Constellation Software Inc. Exp. 3/31/40	256,880	—
Total Warrants (Cost $—)			668
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[6,7]	Vanguard Market Liquidity Fund, 5.420% (Cost $7,821,887)	78,245,585	7,823,775
Total Investments (101.1%) (Cost $345,739,119)			358,358,844
Other Assets and Liabilities—Net (-1.1%)			(3,920,304)
Net Assets (100%)			354,438,540
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,295,333,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $8,987,431,000, representing 2.5% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,908,873,000 was received for securities on loan, of which $4,870,766,000 is held in Vanguard Market Liquidity Fund and $38,107,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	100	21,061	372
Euro Stoxx 50 Index	December 2023	22,582	972,486	(44,067)
FTSE 100 Index	December 2023	6,049	538,773	(20,010)
MSCI Emerging Market Index	December 2023	14,397	661,686	(42,532)
S&P ASX 200 Index	December 2023	2,682	288,503	(18,739)
S&P TSX 60 Index	December 2023	2,106	344,736	(21,680)
Topix Index	December 2023	4,612	685,829	(28,662)
				(175,318)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	12/20/23	AUD	510,652	USD	328,636	—	(4,166)
Standard Chartered Bank	12/20/23	AUD	159,760	USD	102,219	—	(707)
UBS AG	12/20/23	CAD	274,126	USD	202,884	—	(5,039)
Bank of America, N.A.	12/20/23	CAD	274,126	USD	202,870	—	(5,025)
Morgan Stanley Capital Services LLC	12/20/23	EUR	321,058	USD	345,595	—	(5,098)
State Street Bank & Trust Co.	12/20/23	EUR	321,058	USD	345,416	—	(4,920)
Bank of America, N.A.	12/20/23	EUR	275,192	USD	297,117	—	(5,263)
Toronto-Dominion Bank	12/20/23	GBP	377,177	USD	470,521	—	(11,900)
State Street Bank & Trust Co.	12/20/23	GBP	120,000	USD	146,984	—	(1,072)
Bank of America, N.A.	12/20/23	HKD	400,000	USD	51,219	—	(61)
State Street Bank & Trust Co.	12/20/23	INR	11,299,812	USD	135,643	—	(102)
Bank of America, N.A.	12/20/23	INR	9,413,946	USD	113,049	—	(129)
JPMorgan Chase Bank, N.A.	12/20/23	INR	9,309,820	USD	111,809	—	(138)
JPMorgan Chase Bank, N.A.	12/20/23	INR	8,549,293	USD	102,482	66	—
HSBC Bank plc	12/20/23	INR	8,506,759	USD	102,121	—	(82)
State Street Bank & Trust Co.	12/20/23	INR	7,230,688	USD	86,692	40	—
BNP Paribas	12/20/23	INR	6,751,396	USD	81,074	—	(91)
State Street Bank & Trust Co.	12/20/23	JPY	53,540,478	USD	371,903	—	(15,702)
UBS AG	12/20/23	JPY	53,540,478	USD	370,133	—	(13,932)
HSBC Bank plc	12/20/23	TWD	3,153,885	USD	98,252	—	(423)
Bank of America, N.A.	12/20/23	TWD	1,604,930	USD	50,000	—	(218)
State Street Bank & Trust Co.	12/20/23	USD	164,443	AUD	253,938	3,090	—
HSBC Bank plc	12/20/23	USD	62,372	AUD	96,474	1,072	—
Goldman Sachs International	12/20/23	USD	28,045	BRL	141,032	230	—

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/20/23	USD	82,588	CAD	111,136	2,378	—
Toronto-Dominion Bank	12/20/23	USD	358,676	CHF	316,743	8,500	—
UBS AG	12/20/23	USD	76,872	EUR	71,851	670	—
State Street Bank & Trust Co.	12/20/23	USD	59,279	EUR	55,290	641	—
Toronto-Dominion Bank	12/20/23	USD	81,611	GBP	66,126	1,207	—
UBS AG	12/20/23	USD	142,316	HKD	1,111,384	176	—
UBS AG	12/20/23	USD	99,762	JPY	14,717,836	1,845	—
State Street Bank & Trust Co.	12/20/23	USD	99,749	JPY	14,717,836	1,832	—
BNP Paribas	12/20/23	USD	99,222	JPY	14,644,613	1,793	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	98,239	JPY	14,498,167	1,784	—
HSBC Bank plc	12/20/23	USD	90,370	JPY	13,482,991	668	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	35,743	KRW	47,232,398	672	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	155,340	TWD	4,929,544	2,433	—
						29,097	(74,068)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Akbank TAS	8/30/24	BANA	23,800	(2.331)	—	(3,540)
Beijing Kingsoft Office Software Inc. Class A	1/31/24	GSI	14,955	(2.831)	—	(3,202)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/31/24	CITNA	8,482	(0.428)	—	(941)
Evergreen Marine Corp. Taiwan Ltd.	1/31/24	GSI	14,169	(3.581)	394	—
FTSE China A Stock Connect CNY All Cap Index	6/13/24	GSI	193,763	(2.781)	—	(2,942)
FTSE China A Stock Connect CNY All Cap Index	6/13/24	GSI	96,924	(2.781)	—	(1,472)
Hanwha Ocean Co. Ltd.	1/31/24	GSI	8,185	4.669	—	(1,180)
Innolux Corp.	1/31/24	GSI	17,936	(3.331)	—	(246)
JA Solar Technology Co. Ltd. Class A	1/31/24	GSI	6,769	(1.331)	—	(333)
LONGi Green Energy Technology Co. Ltd. Class A	1/31/24	GSI	14,044	(3.331)	—	(1,203)
Nan Ya Printed Circuit Board Corp.	8/30/24	BANA	8,256	(2.331)	—	(995)

Total International Stock Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Turk Hava Yollari AO	8/30/24	BANA	29,190	(2.831)	—	(3,911)
Zhejiang Huayou Cobalt Co. Ltd. Class A	1/31/24	GSI	4,917	(0.031)	111	—
					505	(19,965)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $6,096,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $337,285,754)	349,937,995
Affiliated Issuers (Cost $8,453,365)	8,420,849
Total Investments in Securities	358,358,844
Investment in Vanguard	12,736
Cash	38,107
Foreign Currency, at Value (Cost $406,297)	404,911
Cash Collateral Pledged—Futures Contracts	197,218
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	63,822
Receivables for Investment Securities Sold	395,529
Receivables for Accrued Income	1,325,213
Receivables for Capital Shares Issued	191,294
Variation Margin Receivable—Futures Contracts	7,556
Unrealized Appreciation—Forward Currency Contracts	29,097
Unrealized Appreciation—Over-the-Counter Swap Contracts	505
Total Assets	361,024,832
Liabilities
Due to Custodian	389,346
Payables for Investment Securities Purchased	296,998
Collateral for Securities on Loan	4,908,873
Payables for Capital Shares Redeemed	92,065
Payables to Vanguard	30,749
Unrealized Depreciation—Forward Currency Contracts	74,068
Unrealized Depreciation—Over-the-Counter Swap Contracts	19,965
Deferred Foreign Capital Gains Taxes	774,228
Total Liabilities	6,586,292
Net Assets	354,438,540
1 Includes $4,295,333,000 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	370,784,192
Total Distributable Earnings (Loss)	(16,345,652)
Net Assets	354,438,540

Investor Shares—Net Assets
Applicable to 9,868,397,466 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	163,565,745
Net Asset Value Per Share—Investor Shares	$16.57

ETF Shares—Net Assets
Applicable to 1,062,249,595 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,766,650
Net Asset Value Per Share—ETF Shares	$51.56

Admiral Shares—Net Assets
Applicable to 2,325,690,085 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	64,479,263
Net Asset Value Per Share—Admiral Shares	$27.72

Institutional Shares—Net Assets
Applicable to 313,901,631 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,802,477
Net Asset Value Per Share—Institutional Shares	$110.87

Institutional Plus Shares—Net Assets
Applicable to 250,251,443 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,752,269
Net Asset Value Per Share—Institutional Plus Shares	$110.90

Institutional Select Shares—Net Assets
Applicable to 77,663,470 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,072,136
Net Asset Value Per Share—Institutional Select Shares	$116.81
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	11,185,241
Dividends—Affiliated Issuers	19,152
Interest—Unaffiliated Issuers	10,659
Interest—Affiliated Issuers	139,819
Securities Lending—Net	128,675
Total Income	11,483,546
Expenses
The Vanguard Group—Note B
Investment Advisory Services	27,438
Management and Administrative—Investor Shares	248,140
Management and Administrative—ETF Shares	26,812
Management and Administrative—Admiral Shares	61,151
Management and Administrative—Institutional Shares	22,327
Management and Administrative—Institutional Plus Shares	14,798
Management and Administrative—Institutional Select Shares	2,780
Marketing and Distribution—Investor Shares	8,951
Marketing and Distribution—ETF Shares	1,989
Marketing and Distribution—Admiral Shares	3,079
Marketing and Distribution—Institutional Shares	1,227
Marketing and Distribution—Institutional Plus Shares	975
Marketing and Distribution—Institutional Select Shares	18
Custodian Fees	31,101
Auditing Fees	205
Shareholders’ Reports—Investor Shares	1,088
Shareholders’ Reports—ETF Shares	978
Shareholders’ Reports—Admiral Shares	696
Shareholders’ Reports—Institutional Shares	428
Shareholders’ Reports—Institutional Plus Shares	104
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	204
Other Expenses	18,646
Total Expenses	473,135
Expenses Paid Indirectly	(516)
Net Expenses	472,619
Net Investment Income	11,010,927
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	6
Investment Securities Sold—Unaffiliated Issuers[2,3]	(5,376,098)
Investment Securities Sold—Affiliated Issuers	170
Futures Contracts	381,601
Swap Contracts	(19,142)
Forward Currency Contracts	(1,613)
Foreign Currencies	24,100
Realized Net Gain (Loss)	(4,990,976)

Total International Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	33,256,993
Investment Securities—Affiliated Issuers	39,408
Futures Contracts	(31,937)
Swap Contracts	5,078
Forward Currency Contracts	18,739
Foreign Currencies	(10,519)
Change in Unrealized Appreciation (Depreciation)	33,277,762
Net Increase (Decrease) in Net Assets Resulting from Operations	39,297,713
1	Dividends are net of foreign withholding taxes of $1,062,880,000.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $9,066,000.
3	Includes $1,203,060,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $164,711,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,010,927	11,404,908
Realized Net Gain (Loss)	(4,990,976)	(4,524,682)
Change in Unrealized Appreciation (Depreciation)	33,277,762	(109,518,311)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,297,713	(102,638,085)
Distributions
Investor Shares	(4,978,504)	(5,679,793)
ETF Shares	(1,658,625)	(1,640,638)
Admiral Shares	(2,048,132)	(2,345,710)
Institutional Shares	(1,115,928)	(1,279,180)
Institutional Plus Shares	(876,306)	(998,414)
Institutional Select Shares	(285,539)	(314,171)
Total Distributions	(10,963,034)	(12,257,906)
Capital Share Transactions
Investor Shares	1,468,985	2,847,402
ETF Shares	6,697,225	8,149,035
Admiral Shares	(374,643)	1,456,930
Institutional Shares	(335,030)	1,228,405
Institutional Plus Shares	(326,813)	2,157,001
Institutional Select Shares	62,813	1,131,861
Net Increase (Decrease) from Capital Share Transactions	7,192,537	16,970,634
Total Increase (Decrease)	35,527,216	(97,925,357)
Net Assets
Beginning of Period	318,911,324	416,836,681
End of Period	354,438,540	318,911,324
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.20	$20.86	$16.39	$17.13	$15.91
Investment Operations
Net Investment Income[1]	.517	.548	.506	.389	.524
Net Realized and Unrealized Gain (Loss) on Investments	1.370	(5.613)	4.464	(.718)	1.186
Total from Investment Operations	1.887	(5.065)	4.970	(.329)	1.710
Distributions
Dividends from Net Investment Income	(.517)	(.595)	(.500)	(.411)	(.490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.517)	(.595)	(.500)	(.411)	(.490)
Net Asset Value, End of Period	$16.57	$15.20	$20.86	$16.39	$17.13
Total Return[2]	12.29%	-24.70%	30.45%	-1.93%	10.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$163,566	$148,776	$199,230	$155,670	$148,795
Ratio of Total Expenses to Average Net Assets	0.18%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.95%	3.03%	2.49%	2.39%	3.19%
Portfolio Turnover Rate[4]	4%	5%	8%	7%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18% and 0.17%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$47.28	$64.90	$50.97	$53.30	$49.50
Investment Operations
Net Investment Income[1]	1.669	1.777	1.677	1.251	1.677
Net Realized and Unrealized Gain (Loss) on Investments	4.274	(17.486)	13.870	(2.256)	3.696
Total from Investment Operations	5.943	(15.709)	15.547	(1.005)	5.373
Distributions
Dividends from Net Investment Income	(1.663)	(1.911)	(1.617)	(1.325)	(1.573)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.663)	(1.911)	(1.617)	(1.325)	(1.573)
Net Asset Value, End of Period	$51.56	$47.28	$64.90	$50.97	$53.30
Total Return	12.46%	-24.64%	30.66%	-1.88%	11.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,767	$44,401	$51,747	$28,294	$16,293
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.07%[2]	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.16%	2.64%	2.46%	3.28%
Portfolio Turnover Rate[3]	4%	5%	8%	7%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.43	$34.90	$27.41	$28.66	$26.61
Investment Operations
Net Investment Income[1]	.885	.942	.868	.658	.892
Net Realized and Unrealized Gain (Loss) on Investments	2.288	(9.398)	7.478	(1.205)	1.993
Total from Investment Operations	3.173	(8.456)	8.346	(.547)	2.885
Distributions
Dividends from Net Investment Income	(.883)	(1.014)	(.856)	(.703)	(.835)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.883)	(1.014)	(.856)	(.703)	(.835)
Net Asset Value, End of Period	$27.72	$25.43	$34.90	$27.41	$28.66
Total Return[2]	12.35%	-24.65%	30.59%	-1.92%	11.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,479	$59,468	$80,052	$64,452	$76,314
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.11%[3]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.02%	3.11%	2.55%	2.40%	3.25%
Portfolio Turnover Rate[4]	4%	5%	8%	7%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12% and 0.11%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$101.68	$139.55	$109.61	$114.61	$106.43
Investment Operations
Net Investment Income[1]	3.572	3.806	3.519	2.670	3.597
Net Realized and Unrealized Gain (Loss) on Investments	9.182	(37.582)	29.888	(4.826)	7.960
Total from Investment Operations	12.754	(33.776)	33.407	(2.156)	11.557
Distributions
Dividends from Net Investment Income	(3.564)	(4.094)	(3.467)	(2.844)	(3.377)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.564)	(4.094)	(3.467)	(2.844)	(3.377)
Net Asset Value, End of Period	$110.87	$101.68	$139.55	$109.61	$114.61
Total Return	12.41%	-24.63%	30.62%	-1.89%	11.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,802	$32,204	$42,913	$31,735	$33,476
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.05%	3.14%	2.58%	2.44%	3.27%
Portfolio Turnover Rate[3]	4%	5%	8%	7%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$101.70	$139.59	$109.63	$114.63	$106.45
Investment Operations
Net Investment Income[1]	3.584	3.815	2.900	2.726	3.617
Net Realized and Unrealized Gain (Loss) on Investments	9.192	(37.597)	30.529	(4.871)	7.947
Total from Investment Operations	12.776	(33.782)	33.429	(2.145)	11.564
Distributions
Dividends from Net Investment Income	(3.576)	(4.108)	(3.469)	(2.855)	(3.384)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.576)	(4.108)	(3.469)	(2.855)	(3.384)
Net Asset Value, End of Period	$110.90	$101.70	$139.59	$109.63	$114.63
Total Return	12.43%	-24.63%	30.63%	-1.88%	11.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,752	$25,785	$32,880	$83,550	$118,865
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.15%	2.18%	2.50%	3.29%
Portfolio Turnover Rate[3]	4%	5%	8%	7%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$107.13	$147.04	$115.49	$120.75	$112.10
Investment Operations
Net Investment Income[1]	3.804	4.059	3.731	2.896	3.421
Net Realized and Unrealized Gain (Loss) on Investments	9.673	(39.609)	31.522	(5.120)	8.783
Total from Investment Operations	13.477	(35.550)	35.253	(2.224)	12.204
Distributions
Dividends from Net Investment Income	(3.797)	(4.360)	(3.703)	(3.036)	(3.554)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.797)	(4.360)	(3.703)	(3.036)	(3.554)
Net Asset Value, End of Period	$116.81	$107.13	$147.04	$115.49	$120.75
Total Return	12.45%	-24.61%	30.66%	-1.85%	11.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,072	$8,277	$10,014	$8,045	$3,437
Ratio of Total Expenses to Average Net Assets	0.050%[2]	0.047%[2]	0.045%	0.045%	0.045%
Ratio of Net Investment Income to Average Net Assets	3.08%	3.19%	2.60%	2.52%	2.98%
Portfolio Turnover Rate[3]	4%	5%	8%	7%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.050% and 0.047%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only

Total International Stock Index Fund
with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Total International Stock Index Fund
During the year ended October 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes

Total International Stock Index Fund
income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $12,736,000, representing less than 0.01% of the fund’s net assets and 5.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $516,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,748,009	313,811,320	128,387	347,687,716
Preferred Stocks	1,508,581	1,333,025	—	2,841,606
Rights	115	4,326	638	5,079
Warrants	—	663	5	668
Temporary Cash Investments	7,823,775	—	—	7,823,775
Total	43,080,480	315,149,334	129,030	358,358,844

Derivative Financial Instruments
Assets
Futures Contracts[1]	372	—	—	372
Forward Currency Contracts	—	29,097	—	29,097
Swap Contracts	—	505	—	505
Total	372	29,602	—	29,974
Liabilities
Futures Contracts[1]	175,690	—	—	175,690
Forward Currency Contracts	—	74,068	—	74,068
Swap Contracts	—	19,965	—	19,965
Total	175,690	94,033	—	269,723
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	372	—	372
Unrealized Appreciation—Forward Currency Contracts	—	29,097	29,097
Unrealized Appreciation—Over-the-Counter Swap Contracts	505	—	505
Total Assets	877	29,097	29,974

Unrealized Depreciation—Futures Contracts[1]	175,690	—	175,690
Unrealized Depreciation—Forward Currency Contracts	—	74,068	74,068
Unrealized Depreciation—Over-the-Counter Swap Contracts	19,965	—	19,965
Total Liabilities	195,655	74,068	269,723
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	381,601	—	381,601
Swap Contracts	(19,142)	—	(19,142)
Forward Currency Contracts	—	(1,613)	(1,613)
Realized Net Gain (Loss) on Derivatives	362,459	(1,613)	360,846

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(31,937)	—	(31,937)
Swap Contracts	5,078	—	5,078
Forward Currency Contracts	—	18,739	18,739
Change in Unrealized Appreciation (Depreciation) on Derivatives	(26,859)	18,739	(8,120)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,179,370
Total Distributable Earnings (Loss)	(1,179,370)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,509,741
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,912,535
Capital Loss Carryforwards	(27,833,712)
Qualified Late-Year Losses	—
Other Temporary Differences	65,784
Total	(16,345,652)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	10,963,034	12,257,906
Long-Term Capital Gains	—	—
Total	10,963,034	12,257,906
*	Includes short-term capital gains, if any.

Total International Stock Index Fund
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	350,547,713
Gross Unrealized Appreciation	77,820,301
Gross Unrealized Depreciation	(70,076,342)
Net Unrealized Appreciation (Depreciation)	7,743,959
G.  During the year ended October 31, 2023, the fund purchased $25,718,742,000 of investment securities and sold $17,505,036,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,593,011,000 and $3,602,845,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	12,760,713	730,511	19,695,517	1,142,111
Issued in Lieu of Cash Distributions	4,978,504	286,145	5,679,793	315,346
Redeemed	(16,270,232)	(935,786)	(22,527,908)	(1,219,656)
Net Increase (Decrease)—Investor Shares	1,468,985	80,870	2,847,402	237,801
ETF Shares
Issued	6,753,255	124,195	8,149,035	141,703
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(56,030)	(1,000)	—	—
Net Increase (Decrease)—ETF Shares	6,697,225	123,195	8,149,035	141,703
Admiral Shares
Issued	8,495,565	290,895	11,365,401	375,500
Issued in Lieu of Cash Distributions	1,735,932	59,657	2,001,818	66,551
Redeemed	(10,606,140)	(363,701)	(11,910,289)	(397,125)
Net Increase (Decrease)—Admiral Shares	(374,643)	(13,149)	1,456,930	44,926
Institutional Shares
Issued	5,992,813	51,295	8,116,506	66,965
Issued in Lieu of Cash Distributions	1,029,424	8,847	1,192,454	9,919
Redeemed	(7,357,267)	(62,968)	(8,080,555)	(67,661)
Net Increase (Decrease)—Institutional Shares	(335,030)	(2,826)	1,228,405	9,223
Institutional Plus Shares
Issued	3,910,173	33,454	7,859,041	65,133
Issued in Lieu of Cash Distributions	857,516	7,364	973,149	8,099
Redeemed	(5,094,502)	(44,097)	(6,675,189)	(55,244)
Net Increase (Decrease)—Institutional Plus Shares	(326,813)	(3,279)	2,157,001	17,988
Institutional Select Shares
Issued	4,362,115	33,587	1,863,078	14,677
Issued in Lieu of Cash Distributions	285,539	2,328	314,171	2,484
Redeemed	(4,584,841)	(35,516)	(1,045,388)	(8,001)
Net Increase (Decrease)—Institutional Select Shares	62,813	399	1,131,861	9,160

Total International Stock Index Fund
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2023 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	557,887	—	—	—	39,187	19,152	—	597,074
Vanguard Market Liquidity Fund	7,948,248	NA1	NA1	170	221	139,819	6	7,823,775
Total	8,506,135	—	—	170	39,408	158,971	6	8,420,849
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $7,611,505,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $39,391,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $12,232,807,000 and foreign taxes paid of $850,660,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller
(1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1130 122023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2023: $205,000
Fiscal Year Ended October 31, 2022: $193,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2023: $9,326,156
Fiscal Year Ended October 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2023: $3,295,934
Fiscal Year Ended October 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended October 31, 2023: $1,678,928
Fiscal Year Ended October 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended October 31, 2023: $25,000
Fiscal Year Ended October 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2023: $1,703,928
Fiscal Year Ended October 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 21, 2023

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 21, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.